UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4008

Fidelity Investment Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Canada Fund

July 31, 2017

CAN-QTLY-0917
1.804819.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.2%
Magna International, Inc. Class A (sub. vtg.)	62,900	$2,999,827
Diversified Consumer Services - 0.0%
Park Lawn Corp.	24,850	378,705
Hotels, Restaurants & Leisure - 0.9%
Cara Operations Ltd.	138,900	2,612,557
Freshii, Inc. (a)	352,608	2,850,843
Paddy Power Betfair PLC (Ireland)	55,700	5,580,964
		11,044,364
Media - 2.0%
Cogeco Communications, Inc.	125,700	8,781,608
Corus Entertainment, Inc. Class B (non-vtg.)	588,000	6,527,307
Quebecor, Inc. Class B (sub. vtg.)	312,400	10,827,194
		26,136,109
Specialty Retail - 0.5%
AutoCanada, Inc. (a)	81,500	1,312,629
Sleep Country Canada Holdings, Inc.	162,600	4,946,796
		6,259,425

TOTAL CONSUMER DISCRETIONARY		46,818,430

CONSUMER STAPLES - 7.2%
Food & Staples Retailing - 6.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	705,900	33,473,277
George Weston Ltd.	301,700	26,350,201
Jean Coutu Group, Inc. Class A (sub. vtg.)	395,700	6,595,264
Metro, Inc. Class A (sub. vtg.)	375,295	12,712,018
North West Co., Inc.	429,400	10,518,449
		89,649,209
Tobacco - 0.4%
Imperial Tobacco Group PLC	122,586	5,046,287

TOTAL CONSUMER STAPLES		94,695,496

ENERGY - 20.2%
Energy Equipment & Services - 1.5%
Canadian Energy Services & Technology Corp.	1,845,500	9,429,184
Pason Systems, Inc.	261,800	3,821,745
ShawCor Ltd. Class A	308,900	6,922,531
		20,173,460
Oil, Gas & Consumable Fuels - 18.7%
ARC Resources Ltd.	772,800	10,655,249
Canadian Natural Resources Ltd.	916,098	28,017,499
Cenovus Energy, Inc.	1,504,100	12,631,183
Enbridge, Inc.	1,385,700	57,439,724
Imperial Oil Ltd.	345,200	9,906,762
NuVista Energy Ltd. (b)	1,083,200	5,551,753
Parkland Fuel Corp. (c)	81,300	1,657,138
Peyto Exploration & Development Corp. (a)	346,700	6,162,320
PrairieSky Royalty Ltd.	1,102,918	27,388,283
Raging River Exploration, Inc. (b)	1,083,500	6,943,786
Suncor Energy, Inc.	2,425,100	79,108,736
		245,462,433

TOTAL ENERGY		265,635,893

FINANCIALS - 32.6%
Banks - 21.1%
Bank of Nova Scotia	468,400	29,180,371
Royal Bank of Canada	1,739,700	129,785,035
The Toronto-Dominion Bank	2,282,600	117,668,099
		276,633,505
Capital Markets - 3.5%
Amundi SA	85,880	6,638,708
Brookfield Asset Management, Inc. Class A	350,600	13,635,929
CI Financial Corp.	575,700	12,541,417
Fairfax India Holdings Corp. (b)	102,000	1,728,900
TMX Group Ltd.	208,000	11,027,712
		45,572,666
Consumer Finance - 0.0%
Trisura Group Ltd. (b)	1,469	30,270
Insurance - 8.0%
Intact Financial Corp.	205,325	15,950,051
Manulife Financial Corp.	2,781,700	57,296,215
Power Corp. of Canada (sub. vtg.)	1,303,300	31,695,252
		104,941,518

TOTAL FINANCIALS		427,177,959

HEALTH CARE - 0.6%
Pharmaceuticals - 0.6%
Bayer AG	66,400	8,422,453
INDUSTRIALS - 8.4%
Professional Services - 0.7%
Stantec, Inc.	359,200	9,138,820
Road & Rail - 7.1%
Canadian National Railway Co.	553,900	43,769,984
Canadian Pacific Railway Ltd.	265,400	41,550,773
TransForce, Inc.	313,300	7,365,408
		92,686,165
Trading Companies & Distributors - 0.6%
Toromont Industries Ltd.	229,600	8,524,711

TOTAL INDUSTRIALS		110,349,696

INFORMATION TECHNOLOGY - 4.5%
IT Services - 2.0%
CGI Group, Inc. Class A (sub. vtg.) (b)	488,100	25,772,306
Software - 2.5%
Constellation Software, Inc.	32,100	17,292,934
Open Text Corp.	484,728	16,212,679
		33,505,613

TOTAL INFORMATION TECHNOLOGY		59,277,919

MATERIALS - 13.0%
Chemicals - 2.6%
Agrium, Inc.	340,400	34,063,208
Construction Materials - 0.5%
CRH PLC	206,300	7,241,309
Containers & Packaging - 1.0%
CCL Industries, Inc. Class B	279,000	13,375,440
Metals & Mining - 7.9%
Agnico Eagle Mines Ltd. (Canada)	323,600	15,108,687
Barrick Gold Corp.	475,300	8,036,354
Detour Gold Corp. (b)	444,400	5,589,085
Franco-Nevada Corp.	299,000	21,663,260
Labrador Iron Ore Royalty Corp.	252,600	3,488,889
Lundin Mining Corp.	2,199,300	15,823,317
Premier Gold Mines Ltd. (b)	1,998,600	5,434,332
Randgold Resources Ltd.	96,264	8,960,650
Torex Gold Resources, Inc. (b)	298,370	5,439,703
Wheaton Precious Metals Corp.	672,200	13,630,011
		103,174,288
Paper & Forest Products - 1.0%
Western Forest Products, Inc.	6,487,200	12,904,156

TOTAL MATERIALS		170,758,401

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Allied Properties (REIT)	326,900	10,002,996
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 2.9%
TELUS Corp.	1,034,300	37,356,751
Wireless Telecommunication Services - 3.3%
Rogers Communications, Inc. Class B (non-vtg.)	835,700	43,455,730

TOTAL TELECOMMUNICATION SERVICES		80,812,481

UTILITIES - 0.8%
Electric Utilities - 0.8%
Hydro One Ltd.	593,500	10,644,203
TOTAL COMMON STOCKS
(Cost $954,363,115)		1,284,595,927

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.11% (d)	19,842,253	19,846,222
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	7,027,350	7,028,053
TOTAL MONEY MARKET FUNDS
(Cost $26,870,237)		26,874,275
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $981,233,352)		1,311,470,202
NET OTHER ASSETS (LIABILITIES) - 0.1%		975,234
NET ASSETS - 100%		$1,312,445,436

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,657,138 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$169,154
Fidelity Securities Lending Cash Central Fund	556,823
Total	$725,977

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$46,818,430	$46,818,430	$--	$--
Consumer Staples	94,695,496	94,695,496	--	--
Energy	265,635,893	263,978,755	1,657,138	--
Financials	427,177,959	427,177,959	--	--
Health Care	8,422,453	8,422,453	--	--
Industrials	110,349,696	110,349,696	--	--
Information Technology	59,277,919	59,277,919	--	--
Materials	170,758,401	154,556,442	16,201,959	--
Real Estate	10,002,996	10,002,996	--	--
Telecommunication Services	80,812,481	80,812,481	--	--
Utilities	10,644,203	10,644,203	--	--
Money Market Funds	26,874,275	26,874,275	--	--
Total Investments in Securities:	$1,311,470,202	$1,293,611,105	$17,859,097	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $987,033,017. Net unrealized appreciation aggregated $324,437,185, of which $358,502,996 related to appreciated investment securities and $34,065,811 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® China Region Fund

July 31, 2017

HKC-QTLY-0917
1.804836.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.5%
Diversified Consumer Services - 1.5%
New Oriental Education & Technology Group, Inc. sponsored ADR	229,800	$18,305,868
Hotels, Restaurants & Leisure - 0.4%
China Travel International Investment HK Ltd.	17,560,000	5,215,753
Huangshan Tourism Development Co. Ltd.	14	22
		5,215,775
Household Durables - 3.0%
Hangzhou Robam Appliances Co. Ltd. Class A	991,851	5,943,837
Midea Group Co. Ltd. Class A	2,288,400	14,016,410
Nien Made Enterprise Co. Ltd.	432,000	5,268,729
Sundart Holdings Ltd.	20,000,000	12,546,730
		37,775,706
Internet & Direct Marketing Retail - 3.8%
Ctrip.com International Ltd. ADR (a)	99,400	5,937,162
JD.com, Inc. sponsored ADR (a)	911,500	41,172,455
		47,109,617
Specialty Retail - 0.4%
Chow Tai Fook Jewellery Group Ltd.	5,333,800	5,538,116
Textiles, Apparel & Luxury Goods - 0.4%
JNBY Design Ltd.	6,510,000	5,317,483

TOTAL CONSUMER DISCRETIONARY		119,262,565

CONSUMER STAPLES - 6.2%
Beverages - 5.4%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,648,489	21,909,436
Kweichow Moutai Co. Ltd. (A Shares)	314,832	22,523,204
Wuliangye Yibin Co. Ltd. Class A	2,801,656	23,224,437
		67,657,077
Food & Staples Retailing - 0.8%
COFCO Meat Holdings Ltd. (b)	30,491,000	6,323,990
Zhou Hei Ya International Holdings Co. Ltd.	3,442,000	3,357,920
		9,681,910

TOTAL CONSUMER STAPLES		77,338,987

ENERGY - 4.1%
Energy Equipment & Services - 1.5%
China Oilfield Services Ltd. (H Shares)	22,508,000	19,191,796
Oil, Gas & Consumable Fuels - 2.6%
CNOOC Ltd.	15,768,000	17,648,564
PetroChina Co. Ltd. (H Shares)	22,126,000	14,234,979
		31,883,543

TOTAL ENERGY		51,075,339

FINANCIALS - 14.0%
Banks - 4.4%
China Construction Bank Corp. (H Shares)	37,614,000	31,301,659
Industrial & Commercial Bank of China Ltd. (H Shares)	33,821,000	23,685,265
		54,986,924
Capital Markets - 0.7%
CITIC Securities Co. Ltd. (H Shares)	1,156,000	2,347,283
Shanghai International Airport Co. Ltd. ELS (UBS Warrant Programme) warrants 5/11/18 (a)(c)	1,119,000	6,230,021
		8,577,304
Diversified Financial Services - 0.2%
GDS Holdings Ltd. ADR	237,800	2,225,808
Insurance - 8.7%
AIA Group Ltd.	5,945,600	46,852,010
China Life Insurance Co. Ltd. (H Shares)	5,682,000	17,957,709
China Pacific Insurance (Group) Co. Ltd. (H Shares)	5,009,600	22,127,208
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,041,500	22,565,541
		109,502,468

TOTAL FINANCIALS		175,292,504

HEALTH CARE - 5.3%
Health Care Providers & Services - 0.7%
China Resources Phoenix Health (b)	7,070,000	8,933,899
Life Sciences Tools & Services - 0.7%
JHL Biotech, Inc. (a)	3,976,696	8,269,401
Pharmaceuticals - 3.9%
China Resources Pharmaceutical Group Ltd.	4,485,000	5,380,300
CSPC Pharmaceutical Group Ltd.	10,938,000	17,056,491
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	959,932	7,306,646
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,396,003	3,557,171
YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	3,291,400	8,090,705
Yunnan Baiyao Group Co. Ltd.	559,400	7,322,501
		48,713,814

TOTAL HEALTH CARE		65,917,114

INDUSTRIALS - 6.2%
Commercial Services & Supplies - 0.2%
Focused Photonics Hangzhou, Inc.	561,697	2,271,322
Construction & Engineering - 4.0%
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	20,963,000	13,821,817
China Communications Construction Co. Ltd. (H Shares)	12,960,000	17,289,292
China Energy Engineering Corp. Ltd.	27,132,000	4,967,322
China State Construction International Holdings Ltd.	8,562,000	13,833,723
		49,912,154
Machinery - 0.8%
Sany Heavy Industry Co. Ltd. Class A	7,886,277	9,977,212
Road & Rail - 0.6%
Daqin Railway Co. Ltd. (A Shares)	6,192,097	8,054,775
Trading Companies & Distributors - 0.6%
Summit Ascent Holdings Ltd. (a)(b)	31,652,000	7,172,638

TOTAL INDUSTRIALS		77,388,101

INFORMATION TECHNOLOGY - 41.8%
Electronic Equipment & Components - 8.2%
AVIC Jonhon OptronicTechnology Co. Ltd.	3,263,166	16,683,185
Chroma ATE, Inc.	3,145,000	9,940,509
General Interface Solution Holding Ltd.	1,097,100	10,530,010
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	3,655,950	16,305,313
Hon Hai Precision Industry Co. Ltd. (Foxconn)	8,856,400	34,441,311
Lens Technology Co. Ltd. Class A	1,006,855	4,533,920
Sunny Optical Technology Group Co. Ltd.	903,000	10,751,652
		103,185,900
Internet Software & Services - 22.4%
58.com, Inc. ADR (a)	114,600	5,850,330
Alibaba Group Holding Ltd. sponsored ADR (a)	715,300	110,835,735
NetEase, Inc. ADR	88,300	27,486,024
Tencent Holdings Ltd.	3,405,300	135,919,082
Weibo Corp. sponsored ADR (a)(b)	9,970	767,192
		280,858,363
Semiconductors & Semiconductor Equipment - 9.5%
Advanced Semiconductor Engineering, Inc.	9,595,000	12,864,917
ASM Pacific Technology Ltd.	341,100	4,419,435
GlobalWafers Co. Ltd.	738,500	5,829,395
Silergy Corp.	310,000	6,053,385
Sino-American Silicon Products, Inc.	3,751,000	7,535,643
Taiwan Semiconductor Manufacturing Co. Ltd.	10,627,000	75,074,015
Win Semiconductors Corp.	1,130,000	6,619,669
		118,396,459
Software - 0.5%
China City Railway Transportation Technology Holdings Co. Ltd. (a)	48,540,000	6,711,630
Technology Hardware, Storage & Peripherals - 1.2%
ADLINK Technology, Inc.	3,682,844	7,813,146
Advantech Co. Ltd.	380,587	2,878,225
Axiomtek Co. Ltd.	2,000,000	3,653,875
		14,345,246

TOTAL INFORMATION TECHNOLOGY		523,497,598

MATERIALS - 4.4%
Construction Materials - 2.3%
BBMG Corp. (H Shares)	33,657,000	16,977,593
West China Cement Ltd. (a)	85,964,000	12,326,481
		29,304,074
Metals & Mining - 2.1%
Jiangxi Copper Co. Ltd. (H Shares)	4,214,000	7,693,404
Zhaojin Mining Industry Co. Ltd. (H Shares)	8,844,000	7,257,904
Zijin Mng Group Co. Ltd. (H Shares)	29,330,000	10,626,812
		25,578,120

TOTAL MATERIALS		54,882,194

REAL ESTATE - 1.1%
Real Estate Management & Development - 1.1%
Beijing Capital Land Ltd. (H Shares)	27,000,000	14,241,819
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
China Unicom Ltd. (a)	4,694,000	6,803,116
UTILITIES - 1.5%
Independent Power and Renewable Electricity Producers - 1.5%
Canvest Environmental Protection Group Co. Ltd. (b)	16,700,000	9,129,539
Huaneng Renewables Corp. Ltd. (H Shares)	31,944,000	9,733,538
		18,863,077
TOTAL COMMON STOCKS
(Cost $906,441,188)		1,184,562,414

Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.9%
Internet & Direct Marketing Retail - 0.9%
China Internet Plus Holdings Ltd. Series A-11 (a)(d)
(Cost $6,268,244)	1,983,088	11,224,278

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 1.11% (e)	51,165,175	51,175,408
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	6,718,846	6,719,518
TOTAL MONEY MARKET FUNDS
(Cost $57,894,551)		57,894,926
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $970,603,983)		1,253,681,618
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,941,801)
NET ASSETS - 100%		$1,251,739,817

Security Type Abbreviations

– ELS - Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,230,021 or 0.5% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,224,278 or 0.9% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$6,268,244

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$220,783
Fidelity Securities Lending Cash Central Fund	420,682
Total	$641,465

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$130,486,843	$119,262,565	$--	$11,224,278
Consumer Staples	77,338,987	77,338,987	--	--
Energy	51,075,339	19,191,796	31,883,543	--
Financials	175,292,504	151,104,774	24,187,730	--
Health Care	65,917,114	65,917,114	--	--
Industrials	77,388,101	77,388,101	--	--
Information Technology	523,497,598	299,639,584	223,858,014	--
Materials	54,882,194	54,882,194	--	--
Real Estate	14,241,819	14,241,819	--	--
Telecommunication Services	6,803,116	--	6,803,116	--
Utilities	18,863,077	18,863,077	--	--
Money Market Funds	57,894,926	57,894,926	--	--
Total Investments in Securities:	$1,253,681,618	$955,724,937	$286,732,403	$11,224,278

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$20,300,707

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$16,032,916
Net Realized Gain (Loss) on Investment Securities	3,052,744
Net Unrealized Gain (Loss) on Investment Securities	9,685,819
Cost of Purchases	--
Proceeds of Sales	(17,547,201)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$11,224,278
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2017	$3,568,170

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $972,234,132. Net unrealized appreciation aggregated $281,447,486, of which $319,394,129 related to appreciated investment securities and $37,946,643 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Diversified International Fund

July 31, 2017

DIF-QTLY-0917
1.804871.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
		Shares	Value
Australia - 1.5%
Amcor Ltd.		2,402,507	$29,483,566
Australia & New Zealand Banking Group Ltd.		4,970,736	117,826,326
Bapcor Ltd.		859,389	3,884,438
CSL Ltd.		475,635	47,944,008
Magellan Financial Group Ltd.		2,986,414	63,096,955
Ramsay Health Care Ltd.		586,121	33,094,736

TOTAL AUSTRALIA			295,330,029

Austria - 0.1%
Andritz AG		415,100	25,439,539
Bailiwick of Jersey - 2.3%
Shire PLC		3,187,287	178,177,039
Wolseley PLC		2,887,514	172,407,370
WPP PLC		5,008,809	102,148,565

TOTAL BAILIWICK OF JERSEY			452,732,974

Belgium - 2.2%
Anheuser-Busch InBev SA NV		1,728,930	208,565,223
KBC Groep NV		2,683,209	222,346,796

TOTAL BELGIUM			430,912,019

Bermuda - 0.8%
Credicorp Ltd. (United States)		379,400	70,242,116
IHS Markit Ltd. (a)		1,959,000	91,387,350

TOTAL BERMUDA			161,629,466

Canada - 3.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		3,974,581	188,471,810
Cenovus Energy, Inc.		9,846,000	82,685,077
CGI Group, Inc. Class A (sub. vtg.) (a)		974,200	51,439,010
Constellation Software, Inc.		59,938	32,289,840
Fairfax India Holdings Corp. (a)		5,569,700	94,406,415
Imperial Oil Ltd.		2,512,800	72,113,883
PrairieSky Royalty Ltd.		816,998	20,288,156
Suncor Energy, Inc.		5,962,500	194,501,604

TOTAL CANADA			736,195,795

Cayman Islands - 1.3%
Alibaba Group Holding Ltd. sponsored ADR (a)		1,107,600	171,622,620
JD.com, Inc. sponsored ADR (a)		1,460,992	65,993,009
Melco Crown Entertainment Ltd. sponsored ADR		263,000	5,312,600
Yihai International Holding Ltd.		15,592,000	10,020,976

TOTAL CAYMAN ISLANDS			252,949,205

China - 0.7%
Kweichow Moutai Co. Ltd. (A Shares)		1,595,310	114,129,097
Qingdao Haier Co. Ltd.		7,304,877	15,247,114
Shanghai International Airport Co. Ltd. (A Shares)		2,182,300	12,149,933

TOTAL CHINA			141,526,144

Curacao - 0.6%
Schlumberger Ltd.		1,738,525	119,262,815
Denmark - 0.4%
A.P. Moller - Maersk A/S Series B		14,745	32,202,061
NNIT A/S		582,546	18,638,505
Novo Nordisk A/S Series B		669,895	28,490,268

TOTAL DENMARK			79,330,834

Finland - 0.3%
Sampo Oyj (A Shares)		1,270,000	69,503,384
France - 5.7%
Amundi SA		2,536,213	196,054,692
AXA SA		4,008,400	118,382,012
BNP Paribas SA		1,778,900	138,081,359
Compagnie de St. Gobain		993,900	55,169,781
Elis SA		453,500	10,970,597
Kering SA		56,200	19,659,485
LVMH Moet Hennessy - Louis Vuitton SA		426,299	107,081,446
Maisons du Monde SA		885,400	32,822,395
Rubis		397,000	25,265,512
Sanofi SA		2,286,728	217,900,063
Societe Generale Series A		1,850,900	108,527,009
VINCI SA		1,315,600	117,807,159

TOTAL FRANCE			1,147,721,510

Germany - 7.4%
adidas AG		644,614	147,277,152
Aumann AG		330,200	21,948,516
Axel Springer Verlag AG		864,100	54,971,805
Bayer AG		3,431,362	435,248,265
Deutsche Post AG		2,009,443	78,023,939
Fresenius Medical Care AG & Co. KGaA		214,900	20,265,172
Fresenius SE & Co. KGaA		2,388,400	201,960,318
Linde AG		347,400	66,270,265
ProSiebenSat.1 Media AG		1,861,290	74,366,025
Rational AG		34,316	21,572,993
Rheinmetall AG		117,900	11,779,710
SAP AG		2,512,608	266,048,069
Symrise AG		984,700	69,043,692

TOTAL GERMANY			1,468,775,921

Hong Kong - 1.2%
AIA Group Ltd.		24,865,000	195,939,052
Techtronic Industries Co. Ltd.		8,157,500	36,292,457

TOTAL HONG KONG			232,231,509

India - 4.2%
Adani Ports & Special Economic Zone Ltd.		3,390,156	20,912,477
Axis Bank Ltd.		4,081,804	33,058,924
Godrej Consumer Products Ltd.		677,284	10,945,977
HDFC Bank Ltd.		9,236,583	264,416,184
Housing Development Finance Corp. Ltd.		6,856,267	191,143,280
ICICI Bank Ltd.		10,484,648	49,314,880
ITC Ltd.		20,903,933	92,908,178
Kotak Mahindra Bank Ltd.		2,387,505	38,005,523
LIC Housing Finance Ltd.		3,151,798	33,907,119
Reliance Industries Ltd.		4,310,157	108,472,508

TOTAL INDIA			843,085,050

Indonesia - 0.8%
PT Bank Central Asia Tbk		48,721,300	68,379,489
PT Bank Rakyat Indonesia Tbk		88,783,000	98,451,578

TOTAL INDONESIA			166,831,067

Ireland - 3.7%
Allergan PLC		415,000	104,716,950
CRH PLC		1,925,700	67,457,785
DCC PLC (United Kingdom)		760,289	66,858,301
Kerry Group PLC Class A		887,000	80,169,836
Kingspan Group PLC (Ireland)		1,240,600	41,297,658
Medtronic PLC		691,400	58,056,858
Paddy Power Betfair PLC (Ireland)		303,800	30,439,797
Ryanair Holdings PLC sponsored ADR (a)		2,245,432	254,474,809
Weatherford International PLC (a)		8,700,400	38,803,784

TOTAL IRELAND			742,275,778

Isle of Man - 0.5%
Paysafe Group PLC (a)		12,078,988	94,028,399
Israel - 1.5%
Check Point Software Technologies Ltd. (a)		1,280,600	135,461,868
Elbit Systems Ltd. (Israel)		286,693	36,242,664
SodaStream International Ltd. (a)		414,560	23,348,019
Teva Pharmaceutical Industries Ltd. sponsored ADR		3,446,000	110,857,820

TOTAL ISRAEL			305,910,371

Italy - 0.8%
Buzzi Unicem SpA		290,000	7,346,663
Intesa Sanpaolo SpA		33,237,500	114,417,703
Prada SpA		8,856,800	31,409,505

TOTAL ITALY			153,173,871

Japan - 15.6%
Astellas Pharma, Inc.		6,220,100	79,216,283
Bridgestone Corp.		2,448,700	103,438,668
Daikin Industries Ltd.		221,700	23,528,414
Daito Trust Construction Co. Ltd.		361,300	61,087,868
Dentsu, Inc.		1,277,700	59,802,549
Don Quijote Holdings Co. Ltd.		1,276,700	46,495,991
Hoya Corp.		5,842,100	329,928,020
Itochu Corp.		668,300	10,490,210
Japan Tobacco, Inc.		2,343,000	81,482,716
Kao Corp.		316,800	19,293,348
KDDI Corp.		6,321,600	167,503,290
Keyence Corp.		558,620	258,522,313
Minebea Mitsumi, Inc.		5,527,500	91,402,172
Misumi Group, Inc.		2,201,900	54,645,548
Morinaga & Co. Ltd.		1,002,900	57,493,111
Nabtesco Corp.		1,234,200	40,134,310
Nidec Corp.		279,100	30,784,671
Nippon Telegraph & Telephone Corp.		1,199,800	58,716,062
Nitori Holdings Co. Ltd.		1,035,800	146,193,006
Olympus Corp.		3,155,000	114,758,492
ORIX Corp.		19,139,400	304,074,190
Outsourcing, Inc.		499,100	24,944,814
PALTAC Corp.		456,200	16,552,225
Panasonic Corp.		3,153,900	43,439,575
Recruit Holdings Co. Ltd.		6,847,400	118,569,428
Renesas Electronics Corp. (a)		5,520,200	52,024,924
Seria Co. Ltd.		275,500	13,669,418
Seven & i Holdings Co. Ltd.		1,620,400	65,309,705
Shin-Etsu Chemical Co. Ltd.		213,200	19,551,472
Shinsei Bank Ltd.		23,226,000	38,343,072
SMC Corp.		135,500	43,153,023
SoftBank Corp.		1,543,700	124,418,451
Sohgo Security Services Co., Ltd.		346,900	14,710,486
Sony Corp.		2,289,900	94,078,968
Start Today Co. Ltd.		1,595,500	45,081,251
Sundrug Co. Ltd.		519,900	19,382,185
Tsuruha Holdings, Inc.		1,486,700	156,161,150
Welcia Holdings Co. Ltd.		2,244,100	85,391,623

TOTAL JAPAN			3,113,773,002

Luxembourg - 1.5%
B&M European Value Retail S.A.		35,909,180	170,562,859
Eurofins Scientific SA		221,300	123,233,011

TOTAL LUXEMBOURG			293,795,870

Netherlands - 6.2%
AerCap Holdings NV (a)		561,700	27,579,470
Altice NV:
Class A (a)		6,360,092	157,018,898
Class B (a)		1,018,300	25,194,188
ASML Holding NV		755,000	113,499,150
IMCD Group BV		1,496,347	83,848,063
ING Groep NV (Certificaten Van Aandelen)		8,010,500	149,666,843
Koninklijke Philips Electronics NV		3,228,500	123,380,520
LyondellBasell Industries NV Class A		791,600	71,315,244
RELX NV		6,879,779	144,505,666
Unilever NV (Certificaten Van Aandelen) (Bearer)		4,822,157	281,023,807
Wolters Kluwer NV		1,195,300	53,225,080

TOTAL NETHERLANDS			1,230,256,929

New Zealand - 0.2%
Ryman Healthcare Group Ltd.		5,051,021	33,457,054
Norway - 0.8%
Schibsted ASA (A Shares)		529,800	13,523,196
Statoil ASA		8,301,100	156,011,551

TOTAL NORWAY			169,534,747

Philippines - 0.1%
Alliance Global Group, Inc.		61,259,456	17,445,084
Singapore - 0.4%
Broadcom Ltd.		345,200	85,147,032
South Africa - 1.2%
Capitec Bank Holdings Ltd.		324,400	21,164,062
Naspers Ltd. Class N		958,279	211,831,903

TOTAL SOUTH AFRICA			232,995,965

Spain - 2.9%
Amadeus IT Holding SA Class A		2,619,300	161,423,865
CaixaBank SA		25,662,300	133,665,869
Hispania Activos Inmobiliarios SA		600,080	10,826,110
Inditex SA		4,036,231	160,215,793
Neinor Homes SLU		2,247,000	52,029,572
Prosegur Cash SA		21,496,700	58,529,925

TOTAL SPAIN			576,691,134

Sweden - 3.0%
Alfa Laval AB		394,400	8,812,425
ASSA ABLOY AB (B Shares)		5,324,600	114,091,977
Coor Service Management Holding AB (b)		4,907,500	35,254,155
Essity AB Class B (a)		5,424,000	157,268,994
HEXPOL AB (B Shares)		2,821,400	28,882,151
Nordea Bank AB		15,704,200	198,203,817
Svenska Cellulosa AB (SCA) (B Shares)		2,616,200	21,661,791
Svenska Handelsbanken AB (A Shares)		1,326,000	19,741,039
Telefonaktiebolaget LM Ericsson (B Shares)		1,338,500	8,663,324

TOTAL SWEDEN			592,579,673

Switzerland - 2.5%
Credit Suisse Group AG		9,219,251	141,715,484
Dufry AG (a)		13,990	2,229,545
Forbo Holding AG (Reg.)		2,420	3,671,483
Julius Baer Group Ltd.		884,880	50,090,424
Sika AG		25,161	173,429,924
UBS Group AG		7,821,707	136,057,823

TOTAL SWITZERLAND			507,194,683

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		5,492,000	197,492,320
Tripod Technology Corp.		2,474,000	8,073,488

TOTAL TAIWAN			205,565,808

Thailand - 0.2%
Kasikornbank PCL (For. Reg.)		8,552,800	50,890,400
United Kingdom - 13.0%
Ascential PLC		5,750,215	27,236,733
Booker Group PLC		31,620,600	80,311,422
Bunzl PLC		2,075,970	62,669,116
Close Brothers Group PLC		363,000	7,375,710
Coca-Cola European Partners PLC		1,585,000	68,519,550
Compass Group PLC		5,560,388	118,629,198
Dialog Semiconductor PLC (a)		696,500	30,428,789
Dignity PLC		1,093,472	36,746,255
Essentra PLC		12,865,520	90,899,877
GlaxoSmithKline PLC		6,437,500	128,151,143
Halma PLC		2,150,956	31,189,305
Hastings Group Holdings PLC		6,888,153	27,891,775
Ibstock PLC		6,847,700	23,038,881
IMI PLC		1,387,835	22,028,247
Imperial Tobacco Group PLC		1,738,378	71,560,817
Indivior PLC		7,061,400	35,776,555
Informa PLC		4,004,374	36,745,846
ITV PLC		5,946,000	13,572,114
John Wood Group PLC		5,990,600	48,253,905
Liberty Global PLC Class A (a)		632,900	21,429,994
LivaNova PLC (a)		200,300	12,206,282
Lloyds Banking Group PLC		138,358,200	119,615,902
London Stock Exchange Group PLC		2,279,100	112,704,029
Melrose Industries PLC		45,191,561	138,570,232
Micro Focus International PLC		3,918,583	115,450,083
Next PLC		406,100	21,164,429
Polypipe Group PLC		2,961,200	15,674,913
Prudential PLC		12,638,132	308,376,695
Reckitt Benckiser Group PLC		2,187,087	212,644,660
Rentokil Initial PLC		1,584,000	6,073,335
Softcat PLC		3,770,200	19,897,607
Spectris PLC		1,941,200	63,005,994
St. James's Place Capital PLC		11,556,100	185,557,429
Standard Chartered PLC (United Kingdom) (a)		8,299,801	92,720,063
Standard Life PLC		12,681,614	73,018,978
Tesco PLC (a)		21,855,100	50,231,648
Vodafone Group PLC sponsored ADR		2,036,700	60,449,256
Zpg PLC		370,500	1,773,992

TOTAL UNITED KINGDOM			2,591,590,759

United States of America - 6.7%
Activision Blizzard, Inc.		552,300	34,121,094
Alphabet, Inc. Class C (a)		175,103	162,933,342
Amgen, Inc.		663,800	115,839,738
Bio-Rad Laboratories, Inc. Class A (a)		92,300	21,748,649
British American Tobacco PLC sponsored ADR		3,630,100	226,953,852
Coty, Inc. Class A		7,758,900	158,902,272
MasterCard, Inc. Class A		1,079,000	137,896,200
Middleby Corp. (a)		76,900	10,049,292
Molson Coors Brewing Co. Class B		445,300	39,622,794
Oceaneering International, Inc.		1,238,500	31,767,525
Qualcomm, Inc.		1,225,900	65,205,621
Quintiles Transnational Holdings, Inc. (a)		545,800	49,422,190
S&P Global, Inc.		932,200	143,176,598
Visa, Inc. Class A		1,410,900	140,469,204

TOTAL UNITED STATES OF AMERICA			1,338,108,371

TOTAL COMMON STOCKS
(Cost $13,464,772,722)			18,957,872,191

Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.1%
Itau Unibanco Holding SA		1,554,050	18,598,665
Germany - 1.0%
Henkel AG & Co. KGaA		1,056,400	149,755,316
Jungheinrich AG		412,700	16,405,652
Sartorius AG (non-vtg.)		364,184	34,468,125

TOTAL GERMANY			200,629,093

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $132,049,340)			219,227,758
		Principal Amount	Value

Government Obligations - 0.1%
Japan - 0.1%
Japan Government 0.1% 4/15/19 (Cost $18,340,026)	JPY	2,001,540,000	18,222,375
		Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 1.11% (c)
(Cost $740,885,067)		740,783,801	740,931,958
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $14,356,047,155)			19,936,254,282
NET OTHER ASSETS (LIABILITIES) - 0.1%			22,353,837
NET ASSETS - 100%			$19,958,608,119

Currency Abbreviations

JPY – Japanese yen

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,365,770
Fidelity Securities Lending Cash Central Fund	7,285,761
Total	$10,651,531

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Coor Service Management Holding AB	$30,536,334	$--	$2,038,451	$1,432,658	$35,254,155
Essentra PLC	88,602,878	1,804,660	10,259,406	2,457,025	--
Total	$119,139,212	$1,804,660	$12,297,857	$3,889,683	$35,254,155

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,390,807,469	$1,597,645,194	$793,162,275	$--
Consumer Staples	2,676,499,091	1,908,955,696	767,543,395	--
Energy	872,160,808	716,149,257	156,011,551	--
Financials	4,686,700,564	3,128,511,559	1,558,189,005	--
Health Care	2,533,555,544	1,881,355,576	652,199,968	--
Industrials	2,402,621,160	1,844,520,445	558,100,715	--
Information Technology	2,438,107,453	2,163,396,060	274,711,393	--
Materials	668,381,311	534,653,261	133,728,050	--
Real Estate	71,913,978	71,913,978	--	--
Telecommunication Services	411,087,059	60,449,256	350,637,803	--
Utilities	25,265,512	25,265,512	--	--
Government Obligations	18,222,375	--	18,222,375	--
Money Market Funds	740,931,958	740,931,958	--	--
Total Investments in Securities:	$19,936,254,282	$14,673,747,752	$5,262,506,530	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$1,277,992,432
Level 2 to Level 1	$878,159,089

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $14,553,520,853. Net unrealized appreciation aggregated $5,382,733,429, of which $5,847,290,407 related to appreciated investment securities and $464,556,978 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Diversified International K6 Fund

July 31, 2017

DIFK6-QTLY-0917
1.9883984.100

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
		Shares	Value
Australia - 1.6%
Amcor Ltd.		16,168	$198,414
Australia & New Zealand Banking Group Ltd.		33,471	793,397
Bapcor Ltd.		5,787	26,157
CSL Ltd.		3,203	322,862
Magellan Financial Group Ltd.		20,109	424,863
Ramsay Health Care Ltd.		3,947	222,863

TOTAL AUSTRALIA			1,988,556

Austria - 0.1%
Andritz AG		2,833	173,621
Bailiwick of Jersey - 2.4%
Shire PLC		21,427	1,197,821
Wolseley PLC		19,443	1,160,901
WPP PLC		33,735	687,984

TOTAL BAILIWICK OF JERSEY			3,046,706

Belgium - 2.3%
Anheuser-Busch InBev SA NV		11,677	1,408,626
KBC Groep NV		18,067	1,497,140

TOTAL BELGIUM			2,905,766

Bermuda - 0.8%
Credicorp Ltd. (United States)		2,539	470,070
IHS Markit Ltd. (a)		13,190	615,314

TOTAL BERMUDA			1,085,384

Canada - 3.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		26,724	1,267,233
Cenovus Energy, Inc.		66,198	555,920
CGI Group, Inc. Class A (sub. vtg.) (a)		6,604	348,700
Constellation Software, Inc.		406	218,721
Fairfax India Holdings Corp. (a)		37,495	635,540
Imperial Oil Ltd.		16,968	486,958
PrairieSky Royalty Ltd.		5,487	136,256
Suncor Energy, Inc.		40,137	1,309,302

TOTAL CANADA			4,958,630

Cayman Islands - 1.3%
Alibaba Group Holding Ltd. sponsored ADR (a)		7,420	1,149,729
JD.com, Inc. sponsored ADR (a)		9,860	445,376
Melco Crown Entertainment Ltd. sponsored ADR		1,746	35,269
Yihai International Holding Ltd.		104,601	67,227

TOTAL CAYMAN ISLANDS			1,697,601

China - 0.0%
Kweichow Moutai Co. Ltd. (A Shares)		163	11,661
Shanghai International Airport Co. Ltd. (A Shares)		200	1,114

TOTAL CHINA			12,775

Curacao - 0.6%
Schlumberger Ltd.		11,686	801,660
Denmark - 0.4%
A.P. Moller - Maersk A/S Series B		100	218,393
NNIT A/S		3,922	125,484
Novo Nordisk A/S Series B		4,469	190,064

TOTAL DENMARK			533,941

Finland - 0.4%
Sampo Oyj (A Shares)		8,500	465,180
France - 6.1%
Amundi SA		17,066	1,319,238
AXA SA		27,028	798,231
BNP Paribas SA		11,983	930,142
Compagnie de St. Gobain		6,702	372,017
Elis SA		3,028	73,250
Kering SA		406	142,024
LVMH Moet Hennessy - Louis Vuitton SA		2,871	721,162
Maisons du Monde SA		5,900	218,717
Rubis		2,642	168,140
Sanofi SA		15,398	1,467,260
Societe Generale Series A		12,498	732,817
VINCI SA		8,835	791,142

TOTAL FRANCE			7,734,140

Germany - 7.7%
adidas AG		4,338	991,118
Aumann AG		2,235	148,561
Axel Springer Verlag AG		5,792	368,472
Bayer AG		23,066	2,925,794
Deutsche Post AG		13,531	525,390
Fresenius Medical Care AG & Co. KGaA		1,423	134,190
Fresenius SE & Co. KGaA		16,055	1,357,592
Linde AG		2,322	442,946
ProSiebenSat.1 Media AG		12,491	499,066
Rational AG		204	128,246
Rheinmetall AG		812	81,129
SAP AG		16,909	1,790,413
Symrise AG		6,611	463,540

TOTAL GERMANY			9,856,457

Hong Kong - 1.2%
AIA Group Ltd.		167,400	1,319,131
Techtronic Industries Co. Ltd.		55,000	244,693

TOTAL HONG KONG			1,563,824

Indonesia - 0.9%
PT Bank Central Asia Tbk		328,100	460,483
PT Bank Rakyat Indonesia Tbk		597,422	662,482

TOTAL INDONESIA			1,122,965

Ireland - 3.9%
Allergan PLC		2,744	692,394
CRH PLC		13,006	455,604
DCC PLC (United Kingdom)		5,000	439,690
Kerry Group PLC Class A		6,000	542,299
Kingspan Group PLC (Ireland)		8,300	276,294
Medtronic PLC		4,671	392,224
Paddy Power Betfair PLC (Ireland)		2,031	203,500
Ryanair Holdings PLC sponsored ADR (a)		15,131	1,714,796
Weatherford International PLC (a)		58,627	261,476

TOTAL IRELAND			4,978,277

Isle of Man - 0.5%
Paysafe Group PLC (a)		81,235	632,371
Israel - 1.6%
Check Point Software Technologies Ltd. (a)		8,637	913,622
Elbit Systems Ltd. (Israel)		1,931	244,110
SodaStream International Ltd. (a)		2,700	152,064
Teva Pharmaceutical Industries Ltd. sponsored ADR		23,154	744,864

TOTAL ISRAEL			2,054,660

Italy - 0.8%
Buzzi Unicem SpA		1,931	48,919
Intesa Sanpaolo SpA		223,713	770,116
Prada SpA		59,600	211,364

TOTAL ITALY			1,030,399

Japan - 16.5%
Astellas Pharma, Inc.		41,839	532,842
Bridgestone Corp.		16,452	694,970
Daikin Industries Ltd.		1,523	161,632
Daito Trust Construction Co. Ltd.		2,437	412,043
Dentsu, Inc.		8,647	404,721
Don Quijote Holdings Co. Ltd.		8,600	313,202
Hoya Corp.		39,300	2,219,437
Itochu Corp.		4,469	70,149
Japan Tobacco, Inc.		15,741	547,426
Kao Corp.		2,132	129,840
KDDI Corp.		42,615	1,129,169
Keyence Corp.		3,757	1,738,692
Minebea Mitsumi, Inc.		37,167	614,590
Misumi Group, Inc.		14,826	367,944
Morinaga & Co. Ltd.		6,703	384,262
Nabtesco Corp.		8,327	270,781
Nidec Corp.		1,829	201,738
Nippon Telegraph & Telephone Corp.		8,123	397,525
Nitori Holdings Co. Ltd.		7,000	987,981
Olympus Corp.		21,224	771,992
ORIX Corp.		128,766	2,045,749
Outsourcing, Inc.		3,400	169,931
PALTAC Corp.		3,035	110,118
Panasonic Corp.		21,232	292,434
Recruit Holdings Co. Ltd.		46,103	798,319
Renesas Electronics Corp. (a)		37,167	350,279
Seria Co. Ltd.		1,828	90,699
Seven & i Holdings Co. Ltd.		10,866	437,951
Shin-Etsu Chemical Co. Ltd.		1,422	130,404
Shinsei Bank Ltd.		156,386	258,173
SMC Corp.		900	286,625
SoftBank Corp.		10,359	834,910
Sohgo Security Services Co., Ltd.		2,300	97,533
Sony Corp.		15,435	634,136
Start Today Co. Ltd.		10,800	305,157
Sundrug Co. Ltd.		3,500	130,482
Tsuruha Holdings, Inc.		10,100	1,060,892
Welcia Holdings Co. Ltd.		15,130	575,721

TOTAL JAPAN			20,960,449

Luxembourg - 1.6%
B&M European Value Retail S.A.		241,797	1,148,497
Eurofins Scientific SA		1,523	848,097

TOTAL LUXEMBOURG			1,996,594

Netherlands - 6.5%
AerCap Holdings NV (a)		3,769	185,058
Altice NV:
Class A (a)		42,799	1,056,628
Class B (a)		6,852	169,528
ASML Holding NV		5,078	763,376
IMCD Group BV		9,900	554,748
ING Groep NV (Certificaten Van Aandelen)		54,000	1,008,927
Koninklijke Philips Electronics NV		21,732	830,511
LyondellBasell Industries NV Class A		5,281	475,765
NXP Semiconductors NV (a)		71	7,833
RELX NV		46,326	973,050
Unilever NV (Certificaten Van Aandelen) (Bearer)		32,496	1,893,789
Wolters Kluwer NV		8,023	357,253

TOTAL NETHERLANDS			8,276,466

New Zealand - 0.2%
Ryman Healthcare Group Ltd.		34,088	225,793
Norway - 0.9%
Schibsted ASA (A Shares)		3,239	82,676
Statoil ASA		55,886	1,050,326

TOTAL NORWAY			1,133,002

Philippines - 0.1%
Alliance Global Group, Inc.		412,600	117,498
Singapore - 0.5%
Broadcom Ltd.		2,337	576,444
South Africa - 1.2%
Capitec Bank Holdings Ltd.		2,135	139,289
Naspers Ltd. Class N		6,499	1,436,633

TOTAL SOUTH AFRICA			1,575,922

Spain - 3.0%
Amadeus IT Holding SA Class A		17,669	1,088,916
CaixaBank SA		172,735	899,716
Hispania Activos Inmobiliarios SA		4,062	73,283
Inditex SA		27,162	1,078,179
Neinor Homes SLU		15,100	349,642
Prosegur Cash SA		144,707	394,000

TOTAL SPAIN			3,883,736

Sweden - 3.1%
Alfa Laval AB		2,641	59,010
ASSA ABLOY AB (B Shares)		35,800	767,099
Coor Service Management Holding AB		32,500	233,471
Essity AB Class B (a)		36,500	1,058,318
HEXPOL AB (B Shares)		18,990	194,397
Nordea Bank AB		101,217	1,277,467
Svenska Cellulosa AB (SCA) (B Shares)		17,569	145,469
Svenska Handelsbanken AB (A Shares)		11,237	167,293
Telefonaktiebolaget LM Ericsson (B Shares)		9,037	58,491

TOTAL SWEDEN			3,961,015

Switzerland - 2.7%
Credit Suisse Group AG		62,077	954,229
Dufry AG (a)		91	14,502
Forbo Holding AG (Reg.)		20	30,343
Julius Baer Group Ltd.		5,954	337,038
Sika AG		173	1,192,456
UBS Group AG		52,665	916,102

TOTAL SWITZERLAND			3,444,670

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		36,986	1,330,017
Thailand - 0.3%
Kasikornbank PCL (For. Reg.)		57,600	342,728
United Kingdom - 13.7%
Ascential PLC		38,720	183,403
Booker Group PLC		212,756	540,367
Bunzl PLC		14,022	423,294
Close Brothers Group PLC		2,439	49,557
Coca-Cola European Partners PLC		10,669	461,221
Compass Group PLC		37,393	797,768
Dialog Semiconductor PLC (a)		4,671	204,067
Dignity PLC		7,317	245,889
Essentra PLC		86,674	612,385
GlaxoSmithKline PLC		43,361	863,186
Halma PLC		14,521	210,557
Hastings Group Holdings PLC		46,382	187,812
Ibstock PLC		46,131	155,206
IMI PLC		9,348	148,375
Imperial Tobacco Group PLC		11,698	481,551
Indivior PLC		47,554	240,932
Informa PLC		26,964	247,433
ITV PLC		40,011	91,328
John Wood Group PLC		40,271	324,380
Liberty Global PLC Class A (a)		4,265	144,413
LivaNova PLC (a)		1,300	79,222
Lloyds Banking Group PLC		941,779	814,204
London Stock Exchange Group PLC		15,334	758,283
Melrose Industries PLC		304,301	933,074
Micro Focus International PLC		26,402	777,861
Next PLC		2,700	140,714
Polypipe Group PLC		19,916	105,424
Prudential PLC		85,100	2,076,482
Reckitt Benckiser Group PLC		14,734	1,432,548
Rentokil Initial PLC		10,500	40,259
Softcat PLC		25,403	134,067
Spectris PLC		13,107	425,417
St. James's Place Capital PLC		77,787	1,249,033
Standard Chartered PLC (United Kingdom) (a)		55,853	623,954
Standard Life PLC		85,173	490,414
Tesco PLC (a)		147,043	337,963
Vodafone Group PLC sponsored ADR		13,709	406,883
Zpg PLC		2,540	12,162

TOTAL UNITED KINGDOM			17,451,088

United States of America - 7.1%
Activision Blizzard, Inc.		3,757	232,107
Alphabet, Inc. Class C (a)		1,218	1,133,349
Amgen, Inc.		4,471	780,234
Bio-Rad Laboratories, Inc. Class A (a)		610	143,734
British American Tobacco PLC sponsored ADR		24,488	1,530,990
Coty, Inc. Class A		52,228	1,069,629
MasterCard, Inc. Class A		7,211	921,566
Middleby Corp. (a)		500	65,340
Molson Coors Brewing Co. Class B		3,046	271,033
Oceaneering International, Inc.		8,200	210,330
Qualcomm, Inc.		8,250	438,818
Quintiles Transnational Holdings, Inc. (a)		3,656	331,051
S&P Global, Inc.		6,300	967,617
Visa, Inc. Class A		9,445	940,344

TOTAL UNITED STATES OF AMERICA			9,036,142

TOTAL COMMON STOCKS
(Cost $120,772,016)			120,954,477

Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.0%
Itau Unibanco Holding SA		200	2,394
Germany - 1.1%
Henkel AG & Co. KGaA		7,109	1,007,772
Jungheinrich AG		2,744	109,080
Sartorius AG (non-vtg.)		2,437	230,649

TOTAL GERMANY			1,347,501

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,341,846)			1,349,895

Investment Companies - 0.1%
iShares MSCI India ETF
(Cost $76,623)		2,392	82,189
		Principal Amount	Value

Government Obligations - 0.1%
Japan - 0.1%
Japan Government 0.1% 4/15/19 (Cost $120,350)	JPY	13,260,000	120,721
		Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 1.11% (b)
(Cost $4,884,367)		4,883,390	4,884,367
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $127,195,202)			127,391,649
NET OTHER ASSETS (LIABILITIES) - 0.0%			(17,143)
NET ASSETS - 100%			$127,374,506

Currency Abbreviations

JPY – Japanese yen

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$423
Total	$423

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$15,997,960	$10,648,366	$5,349,594	$--
Consumer Staples	16,581,574	11,408,660	5,172,914	--
Energy	5,136,608	4,086,282	1,050,326	--
Financials	27,306,518	18,914,758	8,391,760	--
Health Care	17,040,581	12,655,218	4,385,363	--
Industrials	15,905,754	12,150,150	3,755,604	--
Information Technology	16,397,919	14,549,015	1,848,904	--
Materials	4,515,505	3,616,955	898,550	--
Real Estate	485,326	485,326	--	--
Telecommunication Services	2,768,487	406,883	2,361,604	--
Utilities	168,140	168,140	--	--
Investment Companies	82,189	82,189	--	--
Government Obligations	120,721	--	120,721	--
Money Market Funds	4,884,367	4,884,367	--	--
Total Investments in Securities:	$127,391,649	$94,056,309	$33,335,340	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $127,195,242. Net unrealized appreciation aggregated $196,407, of which $693,086 related to appreciated investment securities and $496,679 related to depreciated investment securities.

During the period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $125,191,045 in exchange for 12,201,856 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Asia Fund

July 31, 2017

SEA-QTLY-0917
1.804844.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Australia - 0.7%
SpeedCast International Ltd.	1,415,117	$3,905,723
Woodside Petroleum Ltd.	199,127	4,646,828

TOTAL AUSTRALIA		8,552,551

Bermuda - 3.2%
Cheung Kong Infrastructure Holdings Ltd.	1,253,000	11,686,517
Hongkong Land Holdings Ltd.	1,084,500	8,155,440
Man Wah Holdings Ltd.	6,344,800	5,483,100
PAX Global Technology Ltd.	1,980,000	1,313,105
Tai Cheung Holdings Ltd.	3,323,000	3,620,465
Vtech Holdings Ltd.	458,800	6,637,528

TOTAL BERMUDA		36,896,155

Cayman Islands - 18.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	393,900	61,034,805
China Biologic Products Holdings, Inc. (a)	60,200	5,989,900
China State Construction International Holdings Ltd.	3,004,000	4,853,598
Cogobuy Group (a)	1,181,000	704,596
Ctrip.com International Ltd. ADR (a)	151,800	9,067,014
Haitian International Holdings Ltd.	1,227,000	3,518,820
International Housewares Retail Co. Ltd.	11,015,000	2,073,033
JD.com, Inc. sponsored ADR (a)	269,000	12,150,730
Lee's Pharmaceutical Holdings Ltd.	3,187,500	2,526,070
NetEase, Inc. ADR	32,900	10,241,112
Silergy Corp.	431,000	8,416,158
SITC International Holdings Co. Ltd.	5,435,000	4,522,904
Tencent Holdings Ltd.	1,928,600	76,978,108
Value Partners Group Ltd.	3,607,000	3,357,260
Xinyi Glass Holdings Ltd.	4,476,000	4,630,266

TOTAL CAYMAN ISLANDS		210,064,374

China - 14.2%
China Construction Bank Corp. (H Shares)	26,073,000	21,697,457
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,887,800	8,338,339
China Telecom Corp. Ltd. (H Shares)	12,038,000	5,733,262
Gree Electric Appliances, Inc. of Zhuhai Class A	2,064,000	12,040,550
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	2,782,800	12,411,117
Huaneng Renewables Corp. Ltd. (H Shares)	14,026,000	4,273,811
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	1,783,500	5,469,907
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,771,201	13,481,724
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	975,758	12,968,426
Kweichow Moutai Co. Ltd. (A Shares)	202,281	14,471,261
PICC Property & Casualty Co. Ltd. (H Shares)	3,151,120	5,873,957
Shanghai International Airport Co. Ltd. (A Shares)	1,383,200	7,700,952
Shenzhen Expressway Co. (H Shares)	6,308,000	5,637,046
Shenzhen Inovance Technology Co. Ltd. Class A	1,594,214	5,887,160
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	2,333,000	5,944,744
Weifu High-Technology Co. Ltd. (B Shares)	1,333,439	3,089,984
Yunnan Baiyao Group Co. Ltd.	889,091	11,638,130
Zhengzhou Yutong Bus Co. Ltd.	1,959,277	6,440,094

TOTAL CHINA		163,097,921

Hong Kong - 7.4%
AIA Group Ltd.	3,990,400	31,444,810
China Resources Beer Holdings Co. Ltd.	2,082,666	5,263,459
CNOOC Ltd. sponsored ADR	47,800	5,375,110
CSPC Pharmaceutical Group Ltd.	7,778,000	12,128,852
Dah Sing Banking Group Ltd.	2,178,400	4,668,717
Power Assets Holdings Ltd.	1,128,000	11,177,754
Sino Land Ltd.	3,030,000	5,004,225
Techtronic Industries Co. Ltd.	2,277,500	10,132,525

TOTAL HONG KONG		85,195,452

India - 16.0%
Adani Ports & Special Economic Zone Ltd.	927,483	5,721,261
Amara Raja Batteries Ltd.	485,607	6,313,345
Asian Paints Ltd.	469,009	8,489,370
Axis Bank Ltd.	1,455,934	11,791,750
Bajaj Corp. Ltd.	511,162	3,200,935
Bharat Petroleum Corp. Ltd.	1,194,238	8,766,987
Bharti Infratel Ltd.	1,089,875	6,816,389
CCL Products (India) Ltd. (a)	470,945	2,080,655
Gujarat Gas Ltd. (a)	398,651	4,712,939
Havells India Ltd.	913,651	6,730,667
HCL Technologies Ltd.	308,509	4,292,111
HDFC Bank Ltd.	486,715	13,933,218
Housing Development Finance Corp. Ltd.	699,567	19,502,964
Indian Oil Corp. Ltd.	508,321	2,911,876
Indraprastha Gas Ltd.	535,728	9,842,270
Petronet LNG Ltd.	2,366,786	7,521,128
Power Grid Corp. of India Ltd.	2,385,167	8,298,657
Redington India Ltd.	533,540	1,239,080
Reliance Industries Ltd.	897,441	22,585,645
Sterlite Optical Technologies Ltd. (a)	1,400,909	4,618,765
Sun Pharmaceutical Industries Ltd.	979,051	8,110,197
Torrent Pharmaceuticals Ltd.	164,827	3,385,014
UPL Ltd.	589,420	8,055,621
Vakrangee Ltd. (a)	566,046	3,891,677
VST Industries Ltd.	31,444	1,519,042

TOTAL INDIA		184,331,563

Indonesia - 2.9%
PT Bank Central Asia Tbk	9,522,400	13,364,521
PT Bank Rakyat Indonesia Tbk	11,183,600	12,401,508
PT Gudang Garam Tbk	1,287,800	7,355,267

TOTAL INDONESIA		33,121,296

Israel - 0.3%
Sarine Technologies Ltd.	3,165,100	3,550,125
Japan - 1.7%
Disco Corp.	49,700	8,822,432
KDDI Corp.	139,900	3,706,927
Olympus Corp.	140,600	5,114,119
Welcia Holdings Co. Ltd.	50,600	1,925,412

TOTAL JAPAN		19,568,890

Korea (South) - 11.1%
Coway Co. Ltd.	72,737	6,436,299
Hanon Systems	512,277	4,688,521
Hyundai Fire & Marine Insurance Co. Ltd.	141,576	5,739,217
Hyundai Mipo Dockyard Co. Ltd. (a)	48,138	4,620,657
KB Financial Group, Inc.	201,905	10,726,848
Korea Zinc Co. Ltd.	11,200	4,935,286
LG Household & Health Care Ltd.	9,023	7,984,207
Loen Entertainment, Inc.	96,402	7,712,608
LS Industrial Systems Ltd.	104,541	5,395,375
Osstem Implant Co. Ltd. (a)	101,643	5,454,553
Samsung Electronics Co. Ltd.	29,945	64,438,963

TOTAL KOREA (SOUTH)		128,132,534

Malaysia - 0.2%
Bursa Malaysia Bhd	885,900	2,143,624
Multi-National - 1.2%
HKT Trust/HKT Ltd. unit	10,110,300	13,254,657
Philippines - 1.4%
Ayala Land, Inc.	6,077,100	5,061,639
Bank of the Philippine Islands (BPI)	3,649,780	7,570,836
Robinsons Land Corp.	5,896,700	3,005,299

TOTAL PHILIPPINES		15,637,774

Singapore - 1.1%
UOL Group Ltd.	1,297,100	7,552,019
Wing Tai Holdings Ltd.	3,092,300	4,655,051

TOTAL SINGAPORE		12,207,070

Taiwan - 12.9%
Advanced Semiconductor Engineering, Inc.	5,108,013	6,848,792
CTCI Corp.	3,928,000	6,402,687
E.SUN Financial Holdings Co. Ltd.	10,983,137	6,997,481
ECLAT Textile Co. Ltd.	317,220	3,648,379
Fubon Financial Holding Co. Ltd.	4,497,000	6,980,400
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,992,460	19,414,985
Largan Precision Co. Ltd.	59,000	10,759,404
Micro-Star International Co. Ltd.	2,108,000	5,469,798
Nien Made Enterprise Co. Ltd.	693,000	8,451,919
PChome Online, Inc.	332,377	2,332,123
Taiwan Semiconductor Manufacturing Co. Ltd.	8,569,192	60,536,713
United Microelectronics Corp.	5,191,000	2,381,118
Voltronic Power Technology Corp.	477,000	8,177,729

TOTAL TAIWAN		148,401,528

Thailand - 2.2%
Bangkok Bank PCL (For. Reg.)	900,500	4,992,780
Delta Electronics PCL (For. Reg.)	454,500	1,212,173
Kasikornbank PCL (For. Reg.)	1,710,100	10,175,343
PTT Global Chemical PCL (For. Reg.)	1,577,200	3,400,721
Thai Beverage PCL	7,837,900	5,523,517

TOTAL THAILAND		25,304,534

TOTAL COMMON STOCKS
(Cost $832,343,596)		1,089,460,048

Nonconvertible Preferred Stocks - 0.6%
Korea (South) - 0.6%
Samsung Electronics Co. Ltd.
(Cost $7,833,290)	4,432	7,641,686

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 1.11% (b)
(Cost $52,582,200)	52,571,368	52,581,882
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $892,759,086)		1,149,683,616
NET OTHER ASSETS (LIABILITIES) - 0.0%		(348,651)
NET ASSETS - 100%		$1,149,334,965

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$165,291
Fidelity Securities Lending Cash Central Fund	3,829
Total	$169,120

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$90,309,524	$90,309,524	$--	$--
Consumer Staples	67,762,088	67,762,088	--	--
Energy	51,807,574	51,807,574	--	--
Financials	201,701,030	177,040,964	24,660,066	--
Health Care	73,773,303	73,773,303	--	--
Industrials	85,472,420	85,472,420	--	--
Information Technology	380,931,753	234,187,022	146,744,731	--
Materials	24,880,998	24,880,998	--	--
Real Estate	37,054,138	37,054,138	--	--
Telecommunication Services	33,416,958	29,710,031	3,706,927	--
Utilities	49,991,948	40,149,678	9,842,270	--
Money Market Funds	52,581,882	52,581,882	--	--
Total Investments in Securities:	$1,149,683,616	$964,729,622	$184,953,994	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $892,869,029. Net unrealized appreciation aggregated $256,814,587, of which $278,488,233 related to appreciated investment securities and $21,673,646 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Discovery Fund

July 31, 2017

EMD-QTLY-0917
1.931230.105

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.1%
	Shares	Value
Argentina - 0.8%
BBVA Banco Frances SA sponsored ADR (a)	72,800	$1,140,776
Grupo Superveille SA sponsored ADR	33,300	596,736
Inversiones y Representaciones SA ADR (b)	34,410	765,967

TOTAL ARGENTINA		2,503,479

Bailiwick of Guernsey - 0.5%
Etalon Group Ltd. GDR (Reg. S)	505,300	1,806,448
Bailiwick of Jersey - 0.3%
Atrium European Real Estate Ltd.	209,040	977,473
Bangladesh - 0.2%
BRAC Bank Ltd.	539,359	581,944
Bermuda - 2.6%
Joy City Property Ltd.	10,525,000	1,549,617
PAX Global Technology Ltd. (a)	2,197,000	1,457,016
Shangri-La Asia Ltd.	2,678,000	4,354,304
Tai Cheung Holdings Ltd.	456,000	496,820
VimpelCom Ltd. sponsored ADR	135,400	553,786

TOTAL BERMUDA		8,411,543

Brazil - 8.8%
AES Tiete Energia SA unit	145,800	657,382
Arezzo Industria e Comercio SA	239,200	2,838,168
Banco ABC Brasil SA rights 8/3/17 (b)	8,635	8,296
BR Malls Participacoes SA	342,270	1,448,832
BTG Pactual Participations Ltd. unit	112,200	563,096
Cia. Hering SA	413,700	2,850,999
Companhia de Saneamento de Minas Gerais	83,020	1,128,285
Construtora Tenda SA (b)	183,200	922,360
Cosan SA Industria e Comercio	220,100	2,548,017
Direcional Engenharia SA	361,000	656,395
Fibria Celulose SA	197,600	2,096,175
Hypermarcas SA	275,938	2,476,792
Localiza Rent A Car SA	158,995	2,646,220
LPS Brasil Consultoria de Imoveis SA (b)	361,100	507,197
Minerva SA	260,900	1,037,459
QGEP Participacoes SA	1,050,800	2,453,164
Smiles SA	122,900	2,565,319
Tegma Gestao Logistica SA	333,700	1,568,792

TOTAL BRAZIL		28,972,948

British Virgin Islands - 0.8%
Dolphin Capital Investors Ltd. (b)	7,451,157	646,392
Mail.Ru Group Ltd. GDR (Reg. S) (b)	72,764	2,009,014

TOTAL BRITISH VIRGIN ISLANDS		2,655,406

Canada - 1.1%
Pan American Silver Corp.	104,900	1,767,565
Torex Gold Resources, Inc. (b)	111,170	2,026,785

TOTAL CANADA		3,794,350

Cayman Islands - 9.1%
58.com, Inc. ADR (b)	22,900	1,169,045
ASM Pacific Technology Ltd.	124,200	1,609,187
Boyaa Interactive International Ltd. (b)	992,000	407,682
Changyou.com Ltd. (A Shares) ADR (a)(b)	45,200	1,913,316
Cheetah Mobile, Inc. ADR (a)(b)	43,900	484,656
China Medical System Holdings Ltd.	1,360,000	2,322,733
Goodbaby International Holdings Ltd.	1,014,000	497,212
Haitian International Holdings Ltd.	1,049,000	3,008,347
IGG, Inc.	258,000	434,690
JA Solar Holdings Co. Ltd. ADR (a)(b)	48,000	301,440
JinkoSolar Holdings Co. Ltd. ADR (a)(b)	44,800	1,237,376
Lee's Pharmaceutical Holdings Ltd.	1,039,000	823,400
Longfor Properties Co. Ltd.	282,000	708,358
Pico Far East Holdings Ltd.	2,824,000	1,164,193
Silicon Motion Technology Corp. sponsored ADR	9,000	369,990
Sinosoft Tech Group Ltd.	1,413,000	425,123
SITC International Holdings Co. Ltd.	3,247,000	2,702,092
SOHO China Ltd.	1,309,500	714,200
Sunny Optical Technology Group Co. Ltd.	328,000	3,905,362
TPK Holding Co. Ltd. (b)	104,000	349,369
Uni-President China Holdings Ltd.	2,595,000	2,016,650
Vinda International Holdings Ltd.	1,024,000	1,932,422
Yirendai Ltd. sponsored ADR	12,900	493,554
YY, Inc. ADR (b)	13,600	972,400

TOTAL CAYMAN ISLANDS		29,962,797

Chile - 1.3%
Compania Cervecerias Unidas SA sponsored ADR (a)	68,500	1,822,785
Enersis SA	2,764,451	558,259
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	37,400	1,537,514
Vina Concha y Toro SA	173,612	279,739

TOTAL CHILE		4,198,297

China - 4.6%
BBMG Corp. (H Shares)	2,231,000	1,125,383
China Longyuan Power Grid Corp. Ltd. (H Shares)	2,884,200	2,112,155
Huangshan Tourism Development Co. Ltd.	567,200	883,130
Qingdao Haier Co. Ltd.	2,301,454	4,803,713
Shanghai International Airport Co. Ltd. (A Shares)	156,780	872,871
TravelSky Technology Ltd. (H Shares)	581,000	1,539,753
Tsingtao Brewery Co. Ltd. (H Shares)	320,000	1,372,459
Zhengzhou Yutong Bus Co. Ltd.	686,144	2,255,338

TOTAL CHINA		14,964,802

Colombia - 0.2%
Organizacion Terpel SA	136,619	562,739
Cyprus - 0.4%
Globaltrans Investment PLC GDR (Reg. S)	187,300	1,444,083
Czech Republic - 0.4%
MONETA Money Bank A/S	402,900	1,451,905
Egypt - 1.0%
Credit Agricole Egypt	330,380	848,864
Egyptian Kuwaiti Holding	1,482,100	874,439
Six of October Development & Investment Co. (b)	2,004,500	1,547,431

TOTAL EGYPT		3,270,734

Greece - 1.2%
National Bank of Greece SA (b)	2,389,900	966,141
Titan Cement Co. SA (Reg.)	102,800	2,868,343

TOTAL GREECE		3,834,484

Hong Kong - 2.7%
China Resources Beer Holdings Co. Ltd.	720,000	1,819,634
CSPC Pharmaceutical Group Ltd.	2,192,000	3,418,159
Far East Horizon Ltd.	1,739,584	1,483,283
Winteam Pharmaceutical Group Ltd.	4,026,000	2,139,077

TOTAL HONG KONG		8,860,153

India - 9.0%
Adani Ports & Special Economic Zone Ltd.	447,449	2,760,129
Arvind Mills Ltd.	806,225	4,596,412
Bharat Petroleum Corp. Ltd.	166,370	1,221,334
Deccan Cements Ltd.	73,023	1,314,425
EIH Ltd.	1,532,226	3,312,502
Federal Bank Ltd.	598,090	1,074,009
Gujarat Gas Ltd. (b)	1,008	11,917
JK Cement Ltd.	89,326	1,416,857
LIC Housing Finance Ltd.	104,272	1,121,761
Manappuram General Finance & Leasing Ltd.	573,259	953,496
Phoenix Mills Ltd. (b)	240,453	1,826,064
Power Grid Corp. of India Ltd.	157,386	547,590
Solar Industries India Ltd.	181,735	2,542,393
South Indian Bank Ltd.	2,270,523	1,066,629
Steel Authority of India Ltd. (b)	1,070,207	1,054,699
The Ramco Cements Ltd.	139,077	1,470,732
Torrent Pharmaceuticals Ltd.	138,603	2,846,458
VST Industries Ltd.	10,013	483,722

TOTAL INDIA		29,621,129

Indonesia - 2.3%
PT Bank Danamon Indonesia Tbk Series A	2,604,500	1,114,204
PT Cikarang Listrindo Tbk	6,438,700	521,900
PT Lippo Karawaci Tbk	28,281,700	1,517,669
PT Media Nusantara Citra Tbk	3,170,900	428,371
PT Pakuwon Jati Tbk	30,622,300	1,631,780
PT Panin Life Tbk (b)	34,110,800	640,026
PT Semen Gresik (Persero) Tbk	2,454,900	1,833,252

TOTAL INDONESIA		7,687,202

Israel - 0.1%
Bezeq The Israel Telecommunication Corp. Ltd.	249,400	370,117
Japan - 0.1%
Rakuten, Inc.	39,300	480,533
Kenya - 0.1%
KCB Group Ltd.	1,143,000	447,944
Korea (South) - 9.4%
AMOREPACIFIC Group, Inc.	21,763	2,361,034
BS Financial Group, Inc.	223,839	2,258,507
Byucksan Corp.	283,329	910,753
Com2uS Corp.	11,029	1,129,553
Daou Technology, Inc.	44,357	881,250
Dong A Eltek Co. Ltd.	14,971	260,003
DOUBLEUGAMES Co. Ltd.	23,730	1,334,890
Fila Korea Ltd.	26,183	1,730,049
Hanon Systems	163,903	1,500,092
Hyundai Fire & Marine Insurance Co. Ltd.	25,159	1,019,897
Hyundai Glovis Co. Ltd.	12,704	1,780,932
Hyundai Industrial Development & Construction Co.	30,401	1,157,748
Hyundai Mipo Dockyard Co. Ltd. (b)	16,000	1,535,803
Hyundai Wia Corp.	24,332	1,499,112
KEPCO Plant Service & Engineering Co. Ltd.	33,912	1,362,615
Korea Express Co. Ltd. (b)	10,656	1,774,517
Korean Reinsurance Co.	80,426	926,389
Minwise Co. Ltd.	46,066	837,051
MK Electron Co. Ltd.	68,395	683,990
NCSOFT Corp.	7,910	2,549,710
Nice Information & Telecom, Inc.	9,861	215,722
Samjin Pharmaceutical Co. Ltd.	66,916	1,995,647
Silicon Works Co. Ltd.	25,790	820,953
SundayToz Corp. (b)	11,886	192,628

TOTAL KOREA (SOUTH)		30,718,845

Malaysia - 1.1%
Matrix Concepts Holdings Bhd	1,131,000	721,156
Top Glove Corp. Bhd	2,172,300	2,912,298

TOTAL MALAYSIA		3,633,454

Mexico - 3.5%
Compartamos S.A.B. de CV	547,965	833,221
Credito Real S.A.B. de CV	626,100	1,109,589
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	208,300	2,385,285
Grupo Comercial Chedraui S.A.B. de CV	483,400	1,010,110
Industrias Penoles SA de CV	93,235	2,292,159
Macquarie Mexican (REIT)	1,157,307	1,429,528
Qualitas Controladora S.A.B. de CV	411,600	683,900
Tenedora Nemak SA de CV	1,826,270	1,654,697

TOTAL MEXICO		11,398,489

Netherlands - 1.7%
X5 Retail Group NV GDR (Reg. S) (b)	47,100	1,821,828
Yandex NV Series A (b)	133,040	3,855,499

TOTAL NETHERLANDS		5,677,327

Pakistan - 0.3%
Habib Bank Ltd.	392,000	878,690
Panama - 0.8%
Copa Holdings SA Class A	19,800	2,484,108
Philippines - 1.1%
Metro Pacific Investments Corp.	12,835,300	1,728,309
Metropolitan Bank & Trust Co.	661,030	1,140,475
Pilipinas Shell Petroleum Corp.	486,900	639,210

TOTAL PHILIPPINES		3,507,994

Poland - 0.1%
Asseco Poland SA	22,200	279,186
Romania - 0.2%
Banca Transilvania SA	711,410	535,533
Russia - 2.1%
Bank St. Petersburg PJSC (b)	900,000	835,424
Inter Rao Ues JSC	17,779,723	1,124,057
LSR Group OJSC	45,564	552,499
PhosAgro OJSC GDR (Reg. S)	130,500	1,800,900
RusHydro PJSC	191,619,400	2,456,856

TOTAL RUSSIA		6,769,736

Singapore - 0.6%
First Resources Ltd.	1,340,100	1,849,232
South Africa - 2.8%
Bidvest Group Ltd.	178,000	2,264,920
EOH Holdings Ltd.	86,900	710,498
Imperial Holdings Ltd.	230,900	3,045,786
Pick 'n Pay Stores Ltd.	110,100	529,750
Reunert Ltd.	245,900	1,341,943
Sanlam Ltd.	121,500	611,706
Tiger Brands Ltd.	18,178	551,047

TOTAL SOUTH AFRICA		9,055,650

Sri Lanka - 0.5%
Dialog Axiata PLC	8,714,824	652,690
Hatton National Bank PLC	594,135	897,684

TOTAL SRI LANKA		1,550,374

Taiwan - 8.2%
Addcn Technology Co. Ltd.	45,000	376,806
Advantech Co. Ltd.	197,693	1,495,072
Alpha Networks, Inc.	968,000	791,329
Chipbond Technology Corp.	327,000	538,966
Cleanaway Co. Ltd.	256,000	1,470,023
CTCI Corp.	970,000	1,581,112
Elite Advanced Laser Corp.	193,200	792,891
eMemory Technology, Inc.	77,000	1,130,235
Everlight Electronics Co. Ltd.	561,000	853,165
FLEXium Interconnect, Inc.	240,356	1,121,653
Hu Lane Associate, Inc.	271,000	1,614,457
Inventec Corp.	1,514,000	1,210,118
Largan Precision Co. Ltd.	2,000	364,726
Lite-On Technology Corp.	1,174,220	1,898,448
Powertech Technology, Inc.	303,000	981,770
Radiant Opto-Electronics Corp.	811,000	1,927,214
Soft-World International Corp.	251,000	666,243
St.Shine Optical Co. Ltd.	33,000	679,343
Sunrex Technology Corp.	811,000	546,223
Synnex Technology International Corp.	1,022,100	1,136,625
TCI Co. Ltd.	182,851	1,119,576
Tong Hsing Electronics Industries Ltd.	163,000	674,345
Tripod Technology Corp.	342,000	1,116,060
Universal Cement Corp.	537,215	401,829
Vanguard International Semiconductor Corp.	694,000	1,300,051
Yuanta Financial Holding Co. Ltd.	2,438,000	1,044,932

TOTAL TAIWAN		26,833,212

Thailand - 2.3%
Delta Electronics PCL (For. Reg.)	596,400	1,590,627
LPN Development PCL (For. Reg.)	1,460,000	508,948
PTT Global Chemical PCL (For. Reg.)	1,321,300	2,848,956
Star Petroleum Refining PCL	5,760,700	2,665,989

TOTAL THAILAND		7,614,520

Turkey - 3.2%
Aksa Akrilik Kimya Sanayii	1,123,000	4,444,966
Bim Birlesik Magazalar A/S JSC	94,000	1,832,270
Tupras Turkiye Petrol Rafinelleri A/S	88,828	2,736,004
Turkcell Iletisim Hizmet A/S	235,000	858,710
Turkiye Garanti Bankasi A/S	272,000	814,605

TOTAL TURKEY		10,686,555

United Arab Emirates - 0.8%
Emaar Properties PJSC	1,187,988	2,665,093
United Kingdom - 2.2%
BGEO Group PLC	10,940	497,548
Mondi PLC	104,900	2,761,181
NMC Health PLC	68,100	2,033,331
Shanghai International Airport Co. Ltd. ELS (UBS Warrant Programme) warrants 5/11/18 (b)(c)	181,300	1,009,386
TBC Bank Group PLC	49,653	1,097,329

TOTAL UNITED KINGDOM		7,398,775

United States of America - 0.5%
Net 1 UEPS Technologies, Inc. (b)	57,700	558,536
The AES Corp.	100,400	1,122,472

TOTAL UNITED STATES OF AMERICA		1,681,008

Vietnam - 0.1%
FTP Corp.	188,588	401,216
TOTAL COMMON STOCKS
(Cost $265,822,955)		292,479,507

Nonconvertible Preferred Stocks - 4.6%
Brazil - 1.3%
Banco ABC Brasil SA	299,650	1,573,034
Banco do Estado Rio Grande do Sul SA	181,500	851,522
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR (a)	154,800	1,281,744
Metalurgica Gerdau SA (PN) (b)	337,800	569,797

TOTAL BRAZIL		4,276,097

Korea (South) - 2.9%
Hyundai Motor Co. Series 2	71,679	6,784,294
LG Chemical Ltd.	9,989	2,046,972
Samsung Fire & Marine Insurance Co. Ltd.	4,066	698,884

TOTAL KOREA (SOUTH)		9,530,150

Russia - 0.4%
Sberbank of Russia	475,800	1,074,231
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $13,648,283)		14,880,478
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.86% to 1.04% 8/10/17 to 10/19/17(d)
(Cost $758,853)	760,000	758,808
	Shares	Value

Money Market Funds - 8.2%
Fidelity Cash Central Fund, 1.11% (e)	19,379,001	19,382,877
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	7,426,966	7,427,708
TOTAL MONEY MARKET FUNDS
(Cost $26,809,511)		26,810,585
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $307,039,602)		334,929,378
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(6,757,585)
NET ASSETS - 100%		$328,171,793

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
187 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2017	9,953,075	$296,612

The face value of futures purchased as a percentage of Net Assets is 3%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,009,386 or 0.3% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $367,381.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$106,982
Fidelity Securities Lending Cash Central Fund	46,010
Total	$152,992

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$53,189,803	$53,189,803	$--	$--
Consumer Staples	21,839,717	21,839,717	--	--
Energy	12,263,718	12,263,718	--	--
Financials	37,935,594	35,951,771	1,983,823	--
Health Care	21,647,238	21,647,238	--	--
Industrials	37,307,631	37,307,631	--	--
Information Technology	53,420,975	53,420,975	--	--
Materials	33,775,917	33,775,917	--	--
Real Estate	22,021,472	22,021,472	--	--
Telecommunication Services	2,435,303	2,435,303	--	--
Utilities	11,522,617	11,522,617	--	--
Government Obligations	758,808	--	758,808	--
Money Market Funds	26,810,585	26,810,585	--	--
Total Investments in Securities:	$334,929,378	$332,186,747	$2,742,631	$--
Derivative Instruments:
Assets
Futures Contracts	$296,612	$296,612	$--	$--
Total Assets	$296,612	$296,612	$--	$--
Total Derivative Instruments:	$296,612	$296,612	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $307,556,618. Net unrealized appreciation aggregated $27,372,760, of which $35,950,638 related to appreciated investment securities and $8,577,878 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Fund

July 31, 2017

EMF-QTLY-0917
1.804872.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Argentina - 0.9%
Banco Macro SA sponsored ADR	260,449	$22,609,578
Telecom Argentina SA Class B sponsored ADR	676,253	17,846,317

TOTAL ARGENTINA		40,455,895

Australia - 0.5%
Amcor Ltd.	1,811,154	22,226,482
Bermuda - 0.8%
Credicorp Ltd. (United States)	188,532	34,904,814
Brazil - 6.4%
BB Seguridade Participacoes SA	2,996,420	26,376,683
BM&F BOVESPA SA	4,804,000	31,566,040
Drogasil SA	916,948	20,289,388
Equatorial Energia SA	1,366,500	24,846,650
Estacio Participacoes SA	4,375,700	28,625,485
IRB Brasil Resseguros SA	2,492,900	23,415,281
Kroton Educacional SA	5,815,660	28,123,897
Qualicorp SA	2,518,200	26,487,392
Smiles SA	1,125,000	23,482,370
Ultrapar Participacoes SA	1,099,300	26,086,937
Weg SA	3,840,590	23,326,687

TOTAL BRAZIL		282,626,810

Cayman Islands - 16.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,157,300	179,323,635
Baidu.com, Inc. sponsored ADR (a)	309,600	70,077,960
China Biologic Products Holdings, Inc. (a)	214,078	21,300,761
Ctrip.com International Ltd. ADR (a)	674,100	40,263,993
JD.com, Inc. sponsored ADR (a)	1,091,700	49,312,089
Momo, Inc. ADR (a)	560,900	24,640,337
NetEase, Inc. ADR	140,900	43,859,352
New Oriental Education & Technology Group, Inc. sponsored ADR	383,283	30,532,324
Shenzhou International Group Holdings Ltd.	3,413,000	22,831,112
SINA Corp.	241,700	22,915,577
Tencent Holdings Ltd.	5,678,100	226,635,584

TOTAL CAYMAN ISLANDS		731,692,724

Chile - 0.6%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	682,000	28,037,020
China - 6.1%
Gree Electric Appliances, Inc. of Zhuhai Class A	3,889,667	22,690,760
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	4,192,950	18,700,300
Hangzhou Robam Appliances Co. Ltd. Class A	3,808,526	22,823,243
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	7,586,408	23,267,142
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	3,011,401	22,921,666
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,775,100	23,592,174
Kweichow Moutai Co. Ltd. (A Shares)	337,498	24,144,738
Midea Group Co. Ltd. Class A	3,834,400	23,485,632
Shanghai International Airport Co. Ltd. (A Shares)	3,753,400	20,897,017
Shenzhen Inovance Technology Co. Ltd. Class A	6,005,700	22,178,024
Wuliangye Yibin Co. Ltd. Class A	2,948,500	24,441,706
Yunnan Baiyao Group Co. Ltd.	1,622,097	21,233,120

TOTAL CHINA		270,375,522

France - 1.5%
Dassault Systemes SA	233,262	22,888,876
Kering SA	58,875	20,595,234
LVMH Moet Hennessy - Louis Vuitton SA	82,633	20,756,467

TOTAL FRANCE		64,240,577

Germany - 0.6%
adidas AG	107,989	24,672,614
Greece - 0.5%
Titan Cement Co. SA (Reg.)	787,641	21,976,890
Hong Kong - 2.1%
AIA Group Ltd.	3,055,400	24,076,902
CSPC Pharmaceutical Group Ltd.	18,398,000	28,689,461
Guangdong Investment Ltd.	15,475,000	21,793,542
Techtronic Industries Co. Ltd.	4,546,000	20,225,009

TOTAL HONG KONG		94,784,914

India - 11.7%
Adani Ports & Special Economic Zone Ltd.	4,369,614	26,954,350
Amara Raja Batteries Ltd.	1,512,943	19,669,673
Asian Paints Ltd.	1,470,916	26,624,542
Bharat Petroleum Corp. Ltd.	3,476,726	25,522,896
Eicher Motors Ltd.	55,786	26,146,928
Godrej Consumer Products Ltd.	1,650,348	26,672,226
HDFC Bank Ltd.	859,110	24,593,791
Hero Motocorp Ltd.	390,337	22,233,943
Housing Development Finance Corp. Ltd.	2,202,317	61,397,565
Indraprastha Gas Ltd.	1,247,530	22,919,330
IndusInd Bank Ltd.	1,000,481	25,655,058
ITC Ltd.	8,061,822	35,831,018
Kotak Mahindra Bank Ltd.	1,425,513	22,692,044
LIC Housing Finance Ltd.	2,076,576	22,339,855
Maruti Suzuki India Ltd.	280,710	33,897,110
Power Grid Corp. of India Ltd.	6,252,312	21,753,526
Reliance Industries Ltd.	1,979,845	49,826,202
UPL Ltd.	1,785,984	24,409,097

TOTAL INDIA		519,139,154

Indonesia - 2.4%
PT Bank Central Asia Tbk	26,341,700	36,970,113
PT Bank Rakyat Indonesia Tbk	29,558,600	32,777,568
PT Telkomunikasi Indonesia Tbk Series B	102,943,700	36,181,519

TOTAL INDONESIA		105,929,200

Israel - 1.8%
Check Point Software Technologies Ltd. (a)	209,600	22,171,488
Elbit Systems Ltd. (Israel)	166,100	20,997,745
Frutarom Industries Ltd.	329,600	23,341,557
NICE Systems Ltd.	196,900	14,629,622

TOTAL ISRAEL		81,140,412

Kenya - 0.5%
Safaricom Ltd.	102,041,600	24,043,270
Korea (South) - 7.1%
Coway Co. Ltd.	137,979	12,209,386
LG Household & Health Care Ltd.	33,647	29,773,315
NAVER Corp.	52,107	37,361,026
Samsung Electronics Co. Ltd.	109,752	236,176,488

TOTAL KOREA (SOUTH)		315,520,215

Luxembourg - 0.5%
Eurofins Scientific SA	39,460	21,973,677
Mexico - 5.5%
CEMEX S.A.B. de CV sponsored ADR	3,629,220	35,239,726
Embotelladoras Arca S.A.B. de CV	3,279,700	24,314,271
Fomento Economico Mexicano S.A.B. de CV unit	3,850,767	38,887,285
Gruma S.A.B. de CV Series B	1,728,635	23,876,088
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	2,252,457	25,793,337
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	1,273,070	27,191,960
Grupo Aeroportuario Norte S.A.B. de CV	3,473,400	21,986,656
Grupo Cementos de Chihuahua S.A.B. de CV	4,681,290	24,444,472
Promotora y Operadora de Infraestructura S.A.B. de CV	2,119,245	23,270,328

TOTAL MEXICO		245,004,123

Netherlands - 1.5%
ASML Holding NV (Netherlands)	142,100	21,428,837
X5 Retail Group NV GDR (Reg. S) (a)	577,400	22,333,832
Yandex NV Series A (a)	748,300	21,685,734

TOTAL NETHERLANDS		65,448,403

Panama - 0.5%
Copa Holdings SA Class A	167,900	21,064,734
Philippines - 2.8%
Ayala Corp.	1,556,880	26,706,485
Ayala Land, Inc.	32,887,700	27,392,286
D&L Industries, Inc.	78,984,400	19,203,362
SM Investments Corp.	1,580,383	25,291,895
SM Prime Holdings, Inc.	38,201,700	26,439,522

TOTAL PHILIPPINES		125,033,550

Russia - 1.8%
NOVATEK OAO GDR (Reg. S)	264,600	27,677,160
Sberbank of Russia	18,195,100	50,118,953

TOTAL RUSSIA		77,796,113

South Africa - 6.2%
Bidcorp Ltd.	1,183,898	28,418,044
Capitec Bank Holdings Ltd.	394,300	25,724,382
Discovery Ltd.	2,291,785	24,399,913
FirstRand Ltd.	8,597,200	33,831,038
Mondi Ltd.	926,666	24,061,850
Naspers Ltd. Class N	505,912	111,834,134
Sanlam Ltd.	5,403,700	27,205,577

TOTAL SOUTH AFRICA		275,474,938

Spain - 0.5%
Amadeus IT Holding SA Class A	351,200	21,643,974
Switzerland - 1.0%
Nestle SA (Reg. S)	243,125	20,522,071
Sika AG	3,260	22,470,552

TOTAL SWITZERLAND		42,992,623

Taiwan - 5.3%
Advantech Co. Ltd.	2,889,402	21,851,375
Largan Precision Co. Ltd.	209,000	38,113,820
Taiwan Semiconductor Manufacturing Co. Ltd.	24,895,000	175,869,728

TOTAL TAIWAN		235,834,923

Thailand - 1.2%
Airports of Thailand PCL (For. Reg.)	18,995,500	29,398,171
Thai Beverage PCL	31,055,900	21,885,684

TOTAL THAILAND		51,283,855

Turkey - 1.4%
Koc Holding A/S	5,145,000	23,946,212
Tofas Turk Otomobil Fabrikasi A/S	2,544,980	22,345,002
Turkcell Iletisim Hizmet A/S	4,372,000	15,975,655

TOTAL TURKEY		62,266,869

United Kingdom - 2.9%
British American Tobacco PLC (United Kingdom)	360,100	22,400,287
InterContinental Hotel Group PLC	242,397	13,723,416
NMC Health PLC	757,500	22,617,452
Prudential PLC	943,567	23,023,503
Reckitt Benckiser Group PLC	227,300	22,099,775
Unilever PLC	386,800	22,060,266

TOTAL UNITED KINGDOM		125,924,699

United States of America - 6.8%
A.O. Smith Corp.	350,200	18,753,210
Alphabet, Inc. Class C (a)	21,345	19,861,523
Amazon.com, Inc. (a)	21,080	20,822,402
Amphenol Corp. Class A	261,100	20,005,482
Apple, Inc.	140,200	20,851,946
Facebook, Inc. Class A (a)	135,600	22,950,300
MasterCard, Inc. Class A	166,500	21,278,700
MercadoLibre, Inc.	59,900	17,276,358
Mettler-Toledo International, Inc. (a)	9,971	5,714,181
Moody's Corp.	178,300	23,469,629
MSCI, Inc.	209,600	22,835,920
Philip Morris International, Inc.	187,000	21,824,770
S&P Global, Inc.	152,300	23,391,757
Sherwin-Williams Co.	66,800	22,529,636
Visa, Inc. Class A	211,400	21,046,984

TOTAL UNITED STATES OF AMERICA		302,612,798

TOTAL COMMON STOCKS
(Cost $3,000,091,721)		4,336,121,792

Preferred Stocks - 2.1%
Convertible Preferred Stocks - 0.8%
India - 0.8%
PC Jeweller Ltd. 13.00% (b)	169,426,966	33,447,993
Nonconvertible Preferred Stocks - 1.3%
Brazil - 1.3%
Itau Unibanco Holding SA	4,838,310	57,904,254
TOTAL PREFERRED STOCKS
(Cost $63,839,087)		91,352,247

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 1.11% (c)
(Cost $6,851)	6,850	6,851
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $3,063,937,659)		4,427,480,890
NET OTHER ASSETS (LIABILITIES) - 0.0%		(859,803)
NET ASSETS - 100%		$4,426,621,087

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,447,993 or 0.8% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PC Jeweller Ltd. 13.00%	7/28/16	$25,285,041

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$219,813
Fidelity Securities Lending Cash Central Fund	130,241
Total	$350,054

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$648,933,615	$482,895,021	$166,038,594	$--
Consumer Staples	476,634,080	389,551,681	87,082,399	--
Energy	129,113,195	129,113,195	--	--
Financials	727,986,703	630,250,456	97,736,247	--
Health Care	170,937,710	170,937,710	--	--
Industrials	376,866,927	376,866,927	--	--
Information Technology	1,363,245,006	939,310,857	423,934,149	--
Materials	294,565,186	294,565,186	--	--
Real Estate	53,831,808	53,831,808	--	--
Telecommunication Services	94,046,761	57,865,242	36,181,519	--
Utilities	91,313,048	68,393,718	22,919,330	--
Money Market Funds	6,851	6,851	--	--
Total Investments in Securities:	$4,427,480,890	$3,593,588,652	$833,892,238	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$86,434,230
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $3,071,014,949. Net unrealized appreciation aggregated $1,356,465,941, of which $1,368,723,973 related to appreciated investment securities and $12,258,032 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Europe Fund

July 31, 2017

EUR-QTLY-0913
1.804873.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Bermuda - 3.2%
Vostok Emerging Finance Ltd. (depository receipt) (a)(b)(c)	53,380,307	$12,297,477
Vostok New Ventures Ltd. (depositary receipt) (a)(b)	3,850,361	30,879,001

TOTAL BERMUDA		43,176,478

Denmark - 3.5%
A.P. Moller - Maersk A/S Series B	13,284	29,011,338
Novozymes A/S Series B	381,000	17,599,777

TOTAL DENMARK		46,611,115

France - 8.2%
Capgemini SA	248,700	27,085,817
Rubis	376,800	23,979,962
Thales SA	224,000	24,817,373
The Vicat Group	158,300	11,562,305
Wendel SA	157,200	23,671,075

TOTAL FRANCE		111,116,532

Germany - 12.8%
Bertrandt AG (b)	98,600	9,402,012
CompuGroup Medical AG	184,500	10,999,183
CTS Eventim AG	447,001	20,711,314
Fresenius Medical Care AG & Co. KGaA	160,500	15,135,226
LEG Immobilien AG	280,268	26,970,498
MTU Aero Engines Holdings AG	143,000	20,982,677
SAP AG	514,639	54,492,666
Vonovia SE	371,900	15,080,943

TOTAL GERMANY		173,774,519

Ireland - 4.2%
Allied Irish Banks PLC	304,287	1,783,064
DCC PLC (United Kingdom)	154,100	13,551,247
Paddy Power Betfair PLC (Ireland)	81,214	8,137,385
Ryanair Holdings PLC sponsored ADR (a)	152,667	17,301,751
United Drug PLC (United Kingdom)	1,420,241	15,871,645

TOTAL IRELAND		56,645,092

Italy - 7.1%
Banca Generali SpA	418,800	14,873,263
Buzzi Unicem SpA	490,500	12,425,993
Intesa Sanpaolo SpA	3,296,600	11,348,308
Prada SpA	5,160,300	18,300,342
UniCredit SpA (a)	2,009,000	39,574,150

TOTAL ITALY		96,522,056

Luxembourg - 1.2%
B&M European Value Retail S.A.	3,334,636	15,838,987
Malta - 0.6%
Kambi Group PLC (a)(b)	975,208	8,364,482
Netherlands - 4.5%
Intertrust NV	847,425	14,551,151
Koninklijke Philips Electronics NV	419,700	16,039,277
Unilever NV (Certificaten Van Aandelen) (Bearer)	528,100	30,776,408

TOTAL NETHERLANDS		61,366,836

Norway - 3.7%
Orkla ASA	1,414,600	14,572,655
Schibsted ASA (A Shares)	1,405,250	35,869,141

TOTAL NORWAY		50,441,796

Spain - 3.9%
Amadeus IT Holding SA Class A	296,800	18,291,377
Grifols SA	499,300	14,040,900
Prosegur Cash SA	7,417,400	20,195,652

TOTAL SPAIN		52,527,929

Sweden - 17.9%
AF AB (B Shares)	132,500	2,903,125
Dometic Group AB	2,927,400	24,746,098
Essity AB Class B (a)	798,700	23,158,323
Getinge AB (B Shares)	2,281,500	39,617,813
Indutrade AB	1,080,500	26,671,908
Investor AB (B Shares)	727,072	34,490,398
Nobia AB	637,800	6,552,740
Pandox AB	676,069	12,166,864
Securitas AB (B Shares)	2,580,200	42,983,093
Svenska Cellulosa AB (SCA) (B Shares)	3,538,300	29,296,658

TOTAL SWEDEN		242,587,020

Switzerland - 3.2%
ABB Ltd. (Reg.)	470,960	11,032,869
EDAG Engineering Group AG (b)	297,000	4,711,287
Swatch Group AG (Bearer)	69,820	27,720,046

TOTAL SWITZERLAND		43,464,202

United Kingdom - 18.0%
British American Tobacco PLC (United Kingdom)	442,500	27,526,040
Bunzl PLC	379,058	11,442,954
Dechra Pharmaceuticals PLC	881,600	20,646,499
Diploma PLC	1,206,600	17,193,471
Essentra PLC	1,724,000	12,180,727
International Personal Finance PLC	4,931,872	12,363,513
Micro Focus International PLC	560,463	16,512,474
NCC Group Ltd. (b)	11,931,824	30,541,126
Prudential PLC	1,636,678	39,935,756
Rolls-Royce Holdings PLC	2,252,300	26,390,019
Standard Chartered PLC (United Kingdom) (a)	2,594,366	28,982,596

TOTAL UNITED KINGDOM		243,715,175

United States of America - 2.7%
Autoliv, Inc. (depositary receipt) (b)	342,700	37,118,971
TOTAL COMMON STOCKS
(Cost $1,106,532,117)		1,283,271,190

Nonconvertible Preferred Stocks - 2.3%
Italy - 1.0%
Buzzi Unicem SpA (Risparmio Shares)	889,200	12,705,304
Spain - 1.3%
Grifols SA Class B	850,250	18,011,782
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $23,543,530)		30,717,086

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 1.11% (d)	37,190,973	37,198,412
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	22,958,568	22,960,864
TOTAL MONEY MARKET FUNDS
(Cost $60,161,534)		60,159,276
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $1,190,237,181)		1,374,147,552
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(19,244,345)
NET ASSETS - 100%		$1,354,903,207

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$109,615
Fidelity Securities Lending Cash Central Fund	359,895
Total	$469,510

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Vostok Emerging Finance Ltd. (depository receipt)	$8,746,849	$--	$--	$--	$12,297,477
Total	$8,746,849	$--	$--	$--	$12,297,477

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$220,237,657	$220,237,657	$--	$--
Consumer Staples	96,033,426	37,730,978	58,302,448	--
Financials	270,394,253	219,110,189	51,284,064	--
Health Care	134,323,048	119,187,822	15,135,226	--
Industrials	284,274,265	230,812,100	53,462,165	--
Information Technology	146,923,460	92,430,794	54,492,666	--
Materials	95,770,764	95,770,764	--	--
Real Estate	42,051,441	42,051,441	--	--
Utilities	23,979,962	23,979,962	--	--
Money Market Funds	60,159,276	60,159,276	--	--
Total Investments in Securities:	$1,374,147,552	$1,141,470,983	$232,676,569	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $1,197,769,633. Net unrealized appreciation aggregated $176,377,919, of which $222,605,602 related to appreciated investment securities and $46,227,683 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ International Fund

July 31, 2017

ZNL-QTLY-0917
1.9881584.100

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Argentina - 0.3%
Banco Macro SA sponsored ADR	121	$10,504
Telecom Argentina SA Class B sponsored ADR	390	10,292

TOTAL ARGENTINA		20,796

Australia - 2.8%
Adelaide Brighton Ltd.	493	2,217
Amcor Ltd.	916	11,241
Australia & New Zealand Banking Group Ltd.	2,332	55,278
Beacon Lighting Group Ltd.	1,228	1,336
CSL Ltd.	801	80,741
DuluxGroup Ltd.	795	4,191
Imdex Ltd. (a)	2,583	1,508
Insurance Australia Group Ltd.	3,862	20,608
Macquarie Group Ltd.	349	23,964
Magellan Financial Group Ltd.	499	10,543
RCG Corp. Ltd.	3,081	2,255
Transurban Group unit	2,051	18,722

TOTAL AUSTRALIA		232,604

Austria - 0.9%
Andritz AG	667	40,877
BUWOG-Gemeinnuetzige Wohnung	704	20,697
Erste Group Bank AG	373	15,505

TOTAL AUSTRIA		77,079

Bailiwick of Jersey - 0.3%
Integrated Diagnostics Holdings PLC	500	1,979
Shire PLC	185	10,342
Wolseley PLC	280	16,718

TOTAL BAILIWICK OF JERSEY		29,039

Belgium - 1.9%
Anheuser-Busch InBev SA NV	810	97,712
KBC Ancora	70	3,719
KBC Groep NV	751	62,232

TOTAL BELGIUM		163,663

Bermuda - 0.2%
Credicorp Ltd. (United States)	94	17,403
Vostok New Ventures Ltd. (depositary receipt) (a)	321	2,574

TOTAL BERMUDA		19,977

Brazil - 1.7%
BB Seguridade Participacoes SA	1,400	12,324
BM&F BOVESPA SA	2,300	15,113
Equatorial Energia SA	700	12,728
Estacio Participacoes SA	2,200	14,392
IRB Brasil Resseguros SA	1,200	11,271
Itau Unibanco Holding SA	800	8,487
Kroton Educacional SA	3,000	14,508
Qualicorp SA	1,300	13,674
Smiles SA	600	12,524
Ultrapar Participacoes SA	600	14,238
Weg SA	2,000	12,147

TOTAL BRAZIL		141,406

Canada - 5.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,487	70,512
Canadian National Railway Co.	754	59,582
Canadian Pacific Railway Ltd.	143	22,388
CCL Industries, Inc. Class B	996	47,749
Constellation Software, Inc.	89	47,946
Franco-Nevada Corp.	530	38,400
Imperial Oil Ltd.	1,473	42,273
McCoy Global, Inc. (a)	50	81
New Look Vision Group, Inc.	95	2,591
Pason Systems, Inc.	1,426	20,817
Potash Corp. of Saskatchewan, Inc.	2,966	53,051
PrairieSky Royalty Ltd.	945	23,467
ShawCor Ltd. Class A	74	1,658
Tesco Corp. (a)	92	423

TOTAL CANADA		430,938

Cayman Islands - 4.8%
58.com, Inc. ADR (a)	120	6,126
Alibaba Group Holding Ltd. sponsored ADR (a)	788	122,101
Baidu.com, Inc. sponsored ADR (a)	100	22,635
China Biologic Products Holdings, Inc. (a)	233	23,184
Ctrip.com International Ltd. ADR (a)	341	20,368
JD.com, Inc. sponsored ADR (a)	551	24,889
Momo, Inc. ADR (a)	286	12,564
NetEase, Inc. ADR	71	22,101
New Oriental Education & Technology Group, Inc. sponsored ADR	195	15,534
Shenzhou International Group Holdings Ltd.	2,000	13,379
SINA Corp.	111	10,524
Tencent Holdings Ltd.	2,800	111,759

TOTAL CAYMAN ISLANDS		405,164

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	347	14,265
China - 1.6%
Gree Electric Appliances, Inc. of Zhuhai Class A	1,800	10,500
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	2,125	9,477
Hangzhou Robam Appliances Co. Ltd. Class A	1,800	10,787
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	3,800	11,654
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,500	11,417
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	900	11,962
Kweichow Moutai Co. Ltd. (A Shares)	200	14,308
Midea Group Co. Ltd. Class A	1,800	11,025
Shanghai International Airport Co. Ltd. (A Shares)	1,900	10,578
Shenzhen Inovance Technology Co. Ltd. Class A	3,000	11,078
Wuliangye Yibin Co. Ltd. Class A	1,500	12,434
Yunnan Baiyao Group Co. Ltd.	800	10,472

TOTAL CHINA		135,692

Denmark - 0.6%
Jyske Bank A/S (Reg.)	349	21,871
Novo Nordisk A/S Series B sponsored ADR	499	21,158
Scandinavian Tobacco Group A/S	165	2,663
Spar Nord Bank A/S	298	4,008

TOTAL DENMARK		49,700

Finland - 0.5%
Sampo Oyj (A Shares)	574	31,413
Tikkurila Oyj	651	13,895

TOTAL FINLAND		45,308

France - 5.3%
Atos Origin SA	243	36,950
AXA SA	1,456	43,001
Bouygues SA	295	12,658
Capgemini SA	200	21,782
Compagnie de St. Gobain	270	14,987
Dassault Systemes SA	118	11,579
Elis SA	209	5,056
Essilor International SA	181	22,948
Kering SA	30	10,494
Laurent-Perrier Group SA	23	2,083
LVMH Moet Hennessy - Louis Vuitton SA	42	10,550
Natixis SA	1,687	12,268
Sanofi SA	261	24,870
Societe Generale Series A	747	43,800
SR Teleperformance SA	154	21,448
Total SA	1,635	83,146
Vetoquinol SA	46	2,859
VINCI SA	416	37,251
Virbac SA (a)	15	2,677
Vivendi SA	1,005	23,229

TOTAL FRANCE		443,636

Germany - 4.5%
adidas AG	55	12,566
BASF AG	472	45,030
Bayer AG	458	58,095
Brenntag AG	208	11,806
CompuGroup Medical AG	180	10,731
CTS Eventim AG	165	7,645
Deutsche Post AG	349	13,551
Deutsche Telekom AG	1,556	28,426
Fielmann AG	32	2,571
Fresenius SE & Co. KGaA	246	20,801
HeidelbergCement Finance AG	216	21,433
Linde AG	77	14,689
Nexus AG	80	2,462
SAP AG	981	103,873
Vonovia SE	698	28,305

TOTAL GERMANY		381,984

Greece - 0.1%
Titan Cement Co. SA (Reg.)	400	11,161
Hong Kong - 1.5%
AIA Group Ltd.	11,960	94,246
CSPC Pharmaceutical Group Ltd.	8,000	12,475
Guangdong Investment Ltd.	8,000	11,266
Techtronic Industries Co. Ltd.	2,500	11,122

TOTAL HONG KONG		129,109

India - 0.1%
HDFC Bank Ltd. sponsored ADR	99	9,581
Indonesia - 0.8%
PT Bank Central Asia Tbk	13,400	18,807
PT Bank Rakyat Indonesia Tbk	29,734	32,972
PT Telkomunikasi Indonesia Tbk Series B	52,200	18,347

TOTAL INDONESIA		70,126

Ireland - 1.6%
Allergan PLC	54	13,626
CRH PLC	435	15,269
CRH PLC sponsored ADR	1,474	51,693
James Hardie Industries PLC CDI	2,707	41,493
Medtronic PLC	162	13,603

TOTAL IRELAND		135,684

Isle of Man - 0.3%
Playtech Ltd.	1,645	20,847
Israel - 0.8%
Azrieli Group	174	9,503
Check Point Software Technologies Ltd. (a)	100	10,578
Elbit Systems Ltd. (Israel)	100	12,642
Frutarom Industries Ltd.	200	14,164
Ituran Location & Control Ltd.	138	4,209
Strauss Group Ltd.	221	4,232
Teva Pharmaceutical Industries Ltd. sponsored ADR	340	10,938

TOTAL ISRAEL		66,266

Italy - 1.0%
Azimut Holding SpA	534	11,973
Beni Stabili SpA SIIQ	3,026	2,418
Interpump Group SpA	1,094	33,322
Intesa Sanpaolo SpA	10,538	36,276

TOTAL ITALY		83,989

Japan - 12.5%
AEON Financial Service Co. Ltd.	539	11,739
Ai Holdings Corp.	100	2,757
Artnature, Inc.	200	1,290
Asahi Co. Ltd.	200	2,407
Astellas Pharma, Inc.	1,300	16,556
Azbil Corp.	300	11,851
Broadleaf Co. Ltd.	100	673
Central Automotive Products Ltd.	100	1,411
Coca-Cola West Co. Ltd.	100	3,021
Daiichikosho Co. Ltd.	100	4,817
Daikokutenbussan Co. Ltd.	100	4,962
DENSO Corp.	580	27,915
East Japan Railway Co.	446	41,871
Funai Soken Holdings, Inc.	100	2,607
GCA Savvian Group Corp.	300	2,664
Goldcrest Co. Ltd.	200	4,459
Hoya Corp.	1,070	60,427
Itochu Corp.	1,957	30,719
Japan Tobacco, Inc.	695	24,170
Kao Corp.	270	16,443
KDDI Corp.	1,078	28,564
Keyence Corp.	100	46,279
Kobayashi Pharmaceutical Co. Ltd.	100	6,223
Komatsu Ltd.	900	24,136
Koshidaka Holdings Co. Ltd.	100	2,716
Kusuri No Aoki Holdings Co. Ltd.	100	5,506
Lasertec Corp.	300	4,485
Makita Corp.	470	18,396
Miroku Jyoho Service Co., Ltd.	100	2,110
Misumi Group, Inc.	1,300	32,263
Mitsubishi UFJ Financial Group, Inc.	9,498	60,256
Mitsui Fudosan Co. Ltd.	1,000	22,990
Nabtesco Corp.	100	3,252
Nagaileben Co. Ltd.	200	4,987
Nakano Refrigerators Co. Ltd.	100	3,161
ND Software Co. Ltd.	100	1,039
Nihon Parkerizing Co. Ltd.	600	8,615
Nintendo Co. Ltd.	46	15,622
Nippon Telegraph & Telephone Corp.	516	25,252
Nomura Holdings, Inc.	2,180	12,952
NS Tool Co. Ltd.	100	1,811
OBIC Co. Ltd.	485	30,311
Olympus Corp.	1,131	41,138
Oracle Corp. Japan	100	6,721
ORIX Corp.	1,702	27,040
OSG Corp.	1,000	21,126
Panasonic Corp.	1,078	14,848
Paramount Bed Holdings Co. Ltd.	100	4,563
ProNexus, Inc.	187	2,120
Recruit Holdings Co. Ltd.	832	14,407
San-Ai Oil Co. Ltd.	400	4,067
Seven & i Holdings Co. Ltd.	431	17,371
Shin-Etsu Chemical Co. Ltd.	246	22,559
Shinsei Bank Ltd.	8,473	13,988
SHO-BOND Holdings Co. Ltd.	360	19,038
Shoei Co. Ltd.	100	2,866
Sony Corp.	493	20,255
Sony Financial Holdings, Inc.	924	16,017
Subaru Corp.	347	12,571
Taiheiyo Cement Corp.	3,389	12,757
TKC Corp.	100	2,912
Tokio Marine Holdings, Inc.	555	23,384
Toyota Motor Corp.	1,040	58,614
USS Co. Ltd.	2,400	48,481
Welcia Holdings Co. Ltd.	100	3,805
Workman Co. Ltd.	100	3,039
Yamada Consulting Group Co. Ltd.	100	6,304
Yamato Kogyo Co. Ltd.	100	2,807

TOTAL JAPAN		1,056,483

Kenya - 0.3%
Safaricom Ltd.	116,900	27,544
Korea (South) - 2.3%
BGFretail Co. Ltd.	360	29,702
Leeno Industrial, Inc.	29	1,284
LG Household & Health Care Ltd.	17	15,043
NAVER Corp.	42	30,114
Samsung Electronics Co. Ltd.	55	118,355

TOTAL KOREA (SOUTH)		194,498

Luxembourg - 0.1%
Eurofins Scientific SA	20	11,137
Mexico - 1.7%
CEMEX S.A.B. de CV sponsored ADR	1,841	17,876
Consorcio ARA S.A.B. de CV	5,300	1,780
Embotelladoras Arca S.A.B. de CV	1,700	12,603
Fomento Economico Mexicano S.A.B. de CV:
unit	1,800	18,177
sponsored ADR	139	14,022
Gruma S.A.B. de CV Series B	880	12,155
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	1,100	12,596
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	650	13,884
Grupo Aeroportuario Norte S.A.B. de CV	1,800	11,394
Grupo Cementos de Chihuahua S.A.B. de CV	2,400	12,532
Promotora y Operadora de Infraestructura S.A.B. de CV	1,080	11,859

TOTAL MEXICO		138,878

Netherlands - 2.4%
ASML Holding NV (Netherlands)	507	76,456
ING Groep NV (Certificaten Van Aandelen)	2,371	44,299
Koninklijke Philips Electronics NV	400	15,286
RELX NV	1,207	25,352
Takeaway.com Holding BV (b)	34	1,553
VastNed Retail NV	59	2,696
Wolters Kluwer NV	268	11,934
X5 Retail Group NV GDR (Reg. S) (a)	292	11,295
Yandex NV Series A (a)	378	10,954

TOTAL NETHERLANDS		199,825

New Zealand - 0.1%
Auckland International Airport Ltd.	1,873	9,790
Norway - 0.5%
Kongsberg Gruppen ASA	152	2,581
Skandiabanken ASA	200	2,251
Statoil ASA	2,039	38,321

TOTAL NORWAY		43,153

Panama - 0.2%
Copa Holdings SA Class A	100	12,546
Philippines - 0.8%
Ayala Corp.	690	11,836
Ayala Land, Inc.	16,700	13,909
D&L Industries, Inc.	40,000	9,725
Jollibee Food Corp.	600	2,677
SM Investments Corp.	800	12,803
SM Prime Holdings, Inc.	19,400	13,427

TOTAL PHILIPPINES		64,377

Russia - 0.5%
NOVATEK OAO GDR (Reg. S)	135	14,121
Sberbank of Russia	9,180	25,287

TOTAL RUSSIA		39,408

South Africa - 2.6%
Bidcorp Ltd.	600	14,402
Capitec Bank Holdings Ltd.	200	13,048
Clicks Group Ltd.	1,739	19,696
Discovery Ltd.	1,200	12,776
FirstRand Ltd.	4,400	17,315
Mondi Ltd.	500	12,983
Naspers Ltd. Class N	525	116,054
Sanlam Ltd.	2,700	13,593

TOTAL SOUTH AFRICA		219,867

Spain - 3.3%
Amadeus IT Holding SA Class A	894	55,096
Banco Santander SA (Spain)	6,134	41,928
CaixaBank SA	5,547	28,892
Hispania Activos Inmobiliarios SA	679	12,250
Iberdrola SA	5,257	41,472
Inditex SA	1,542	61,209
Merlin Properties Socimi SA	837	11,276
Prosegur Compania de Seguridad SA (Reg.)	2,978	20,412
Unicaja Banco SA	6,286	9,145

TOTAL SPAIN		281,680

Sweden - 3.4%
Addlife AB	60	1,237
AddTech AB (B Shares)	197	3,843
ASSA ABLOY AB (B Shares)	2,663	57,061
Atlas Copco AB (A Shares)	1,014	36,674
Essity AB Class B (a)	539	15,628
Fagerhult AB	2,144	28,215
Investor AB (B Shares)	534	25,332
Lagercrantz Group AB (B Shares)	314	3,549
Loomis AB (B Shares)	103	3,827
Nordea Bank AB	3,610	45,562
Saab AB (B Shares)	97	4,502
Svenska Cellulosa AB (SCA) (B Shares)	539	4,463
Svenska Handelsbanken AB (A Shares)	1,556	23,165
Swedbank AB (A Shares)	1,078	28,111
Telefonaktiebolaget LM Ericsson (B Shares)	1,155	7,476

TOTAL SWEDEN		288,645

Switzerland - 6.6%
ABB Ltd. (Reg.)	939	21,997
Credit Suisse Group AG	1,876	28,837
Lafargeholcim Ltd. (Reg.)	293	17,529
Nestle SA (Reg. S)	2,464	207,985
Novartis AG	1,034	88,074
Roche Holding AG (participation certificate)	262	66,330
Schindler Holding AG:
(participation certificate)	112	24,162
(Reg.)	26	5,469
Sika AG	2	13,786
Tecan Group AG	16	2,985
UBS Group AG	2,518	43,889
Zurich Insurance Group AG	126	38,414

TOTAL SWITZERLAND		559,457

Thailand - 0.3%
Airports of Thailand PCL (For. Reg.)	9,700	15,012
Thai Beverage PCL	15,700	11,064

TOTAL THAILAND		26,076

Turkey - 0.4%
Koc Holding A/S	3,000	13,963
Tofas Turk Otomobil Fabrikasi A/S	1,286	11,291
Tupras Turkiye Petrol Rafinelleri A/S	241	7,423
Turkcell Iletisim Hizmet A/S	1,000	3,654

TOTAL TURKEY		36,331

United Kingdom - 10.9%
Alliance Pharma PLC	1,187	807
AstraZeneca PLC (United Kingdom)	514	30,636
Aviva PLC	4,535	32,235
Avon Rubber PLC	86	1,135
BAE Systems PLC	5,919	46,974
Berendsen PLC	1,434	24,123
BHP Billiton PLC	2,113	38,528
BP PLC	10,547	61,950
British American Tobacco PLC (United Kingdom)	1,390	86,466
Bunzl PLC	758	22,882
Compass Group PLC	1,195	25,495
Dechra Pharmaceuticals PLC	282	6,604
DP Poland PLC (a)	3,231	1,838
Elementis PLC	3,179	12,432
GlaxoSmithKline PLC	2,650	52,753
Great Portland Estates PLC	505	4,011
Hilton Food Group PLC	100	891
Howden Joinery Group PLC	2,017	11,308
HSBC Holdings PLC sponsored ADR	577	28,902
Imperial Tobacco Group PLC	495	20,377
Informa PLC	5,860	53,774
InterContinental Hotel Group PLC ADR	878	49,835
Micro Focus International PLC	500	14,731
NMC Health PLC	383	11,436
Prudential PLC	2,520	61,489
Reckitt Benckiser Group PLC	778	75,643
Rightmove PLC	218	12,103
Rio Tinto PLC	408	19,122
Shaftesbury PLC	963	12,490
Spectris PLC	547	17,754
Spirax-Sarco Engineering PLC	155	11,371
Standard Chartered PLC (United Kingdom) (a)	2,687	30,017
Standard Life PLC	2,970	17,101
Ultra Electronics Holdings PLC	176	4,870
Unilever PLC	196	11,178
Unite Group PLC	309	2,736

TOTAL UNITED KINGDOM		915,997

United States of America - 8.6%
A.O. Smith Corp.	178	9,532
Alphabet, Inc.:
Class A (a)	47	44,439
Class C (a)	11	10,236
Amazon.com, Inc. (a)	11	10,866
Amgen, Inc.	54	9,424
Amphenol Corp. Class A	132	10,114
Apple, Inc.	71	10,560
Autoliv, Inc.	274	29,699
Berkshire Hathaway, Inc. Class B (a)	194	33,944
ConocoPhillips Co.	547	24,817
Domino's Pizza, Inc.	36	6,714
Edgewell Personal Care Co. (a)	92	6,642
Facebook, Inc. Class A (a)	68	11,509
Martin Marietta Materials, Inc.	132	29,889
MasterCard, Inc. Class A	545	69,651
MercadoLibre, Inc.	30	8,653
Mohawk Industries, Inc. (a)	119	29,630
Molson Coors Brewing Co. Class B	284	25,270
Moody's Corp.	219	28,827
MSCI, Inc.	299	32,576
Philip Morris International, Inc.	464	54,153
PPG Industries, Inc.	113	11,893
PriceSmart, Inc.	159	13,396
ResMed, Inc.	307	23,676
S&P Global, Inc.	377	57,903
Sherwin-Williams Co.	102	34,402
Visa, Inc. Class A	827	82,336

TOTAL UNITED STATES OF AMERICA		720,751

TOTAL COMMON STOCKS
(Cost $7,331,035)		7,964,457

Nonconvertible Preferred Stocks - 0.7%
Brazil - 0.4%
Itau Unibanco Holding SA	3,300	39,494
Germany - 0.1%
Sartorius AG (non-vtg.)	99	9,370
Spain - 0.2%
Grifols SA Class B	693	14,681
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $60,817)		63,545

Investment Companies - 3.1%
United States of America - 3.1%
WisdomTree India Earnings ETF
(Cost $236,762)	9,823	259,824

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.11% (c)
(Cost $100,242)	100,222	100,242
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $7,728,856)		8,388,068
NET OTHER ASSETS (LIABILITIES) - 0.6%		47,423
NET ASSETS - 100%		$8,435,491

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,553 or 0.0% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$963
Total	$963

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$834,620	$529,861	$304,759	$--
Consumer Staples	983,476	487,121	496,355	--
Energy	336,802	153,385	183,417	--
Financials	1,616,612	1,171,177	445,435	--
Health Care	826,912	537,351	289,561	--
Industrials	1,083,379	905,965	177,414	--
Information Technology	1,294,142	978,956	315,186	--
Materials	683,347	595,739	87,608	--
Real Estate	161,167	161,167	--	--
Telecommunication Services	142,079	41,490	100,589	--
Utilities	65,466	65,466	--	--
Investment Companies	259,824	259,824	--	--
Money Market Funds	100,242	100,242	--	--
Total Investments in Securities:	$8,388,068	$5,987,744	$2,400,324	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $7,731,395. Net unrealized appreciation aggregated $656,673, of which $720,737 related to appreciated investment securities and $64,064 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global Commodity Stock Fund

July 31, 2017

GCS-QTLY-0917
1.879385.108

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Chemicals - 21.2%
Commodity Chemicals - 1.2%
LyondellBasell Industries NV Class A	35,100	$3,162,159
Olin Corp.	26,400	778,272
Westlake Chemical Corp.	14,100	992,076
		4,932,507
Diversified Chemicals - 0.6%
E.I. du Pont de Nemours & Co.	9,300	764,553
The Chemours Co. LLC	17,000	809,370
The Dow Chemical Co.	15,200	976,448
		2,550,371
Fertilizers & Agricultural Chemicals - 19.0%
Agrium, Inc.	103,200	10,327,036
CF Industries Holdings, Inc.	294,160	8,633,596
FMC Corp.	91,400	6,981,132
K&S AG (a)	107,300	2,793,843
Monsanto Co.	212,400	24,812,564
Potash Corp. of Saskatchewan, Inc.	687,000	12,288,029
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	35,400	1,455,294
The Mosaic Co.	249,261	6,017,161
UPL Ltd.	60,800	830,955
Yara International ASA	98,000	3,904,869
		78,044,479
Specialty Chemicals - 0.4%
Platform Specialty Products Corp. (b)	63,000	882,630
W.R. Grace & Co.	11,100	765,456
		1,648,086

TOTAL CHEMICALS		87,175,443

Construction & Engineering - 0.3%
Construction & Engineering - 0.3%
KBR, Inc.	88,600	1,321,912
Construction Materials - 0.2%
Construction Materials - 0.2%
Eagle Materials, Inc.	10,600	997,460
Containers & Packaging - 0.0%
Paper Packaging - 0.0%
WestRock Co.	359	20,614
Energy Equipment & Services - 0.5%
Oil & Gas Equipment & Services - 0.5%
Baker Hughes, a GE Co. Class A	26,100	962,829
John Wood Group PLC	125,900	1,014,117
		1,976,946
Food Products - 7.5%
Agricultural Products - 7.2%
Archer Daniels Midland Co.	233,600	9,853,248
Bunge Ltd.	94,100	7,376,499
Darling International, Inc. (b)	189,500	3,083,165
First Resources Ltd.	1,505,600	2,077,609
Ingredion, Inc.	42,000	5,179,440
SLC Agricola SA	87,900	613,371
Wilmar International Ltd.	625,800	1,542,392
		29,725,724
Packaged Foods & Meats - 0.3%
Adecoagro SA (b)	96,100	977,337

TOTAL FOOD PRODUCTS		30,703,061

Independent Power and Renewable Electricity Producers - 0.4%
Independent Power Producers & Energy Traders - 0.4%
China Resources Power Holdings Co. Ltd.	416,000	793,568
The AES Corp.	82,400	921,232
		1,714,800
Machinery - 0.6%
Agricultural & Farm Machinery - 0.3%
AGCO Corp.	600	43,284
Deere & Co.	300	38,484
Jain Irrigation Systems Ltd.	617,859	1,020,940
		1,102,708
Construction Machinery & Heavy Trucks - 0.3%
Allison Transmission Holdings, Inc.	32,300	1,220,940
Caterpillar, Inc.	400	45,580
		1,266,520

TOTAL MACHINERY		2,369,228

Metals & Mining - 33.3%
Copper - 2.6%
First Quantum Minerals Ltd.	601,324	6,646,276
Freeport-McMoRan, Inc. (b)	282,800	4,134,536
		10,780,812
Diversified Metals & Mining - 16.5%
Anglo American PLC (United Kingdom)	263,151	4,348,698
Arizona Mining, Inc. (b)	625,900	1,676,764
BHP Billiton PLC	1,144,604	20,870,726
Boliden AB	47,000	1,476,281
Glencore Xstrata PLC	2,977,435	13,126,841
Grupo Mexico SA de CV Series B	260,111	847,288
Ivanhoe Mines Ltd. (b)	546,300	2,155,842
Korea Zinc Co. Ltd.	1,892	833,711
MMC Norilsk Nickel PJSC sponsored ADR	51,300	761,036
Rio Tinto PLC	338,887	15,882,616
South32 Ltd.	680,278	1,583,687
Sumitomo Metal Mining Co. Ltd.	59,000	892,934
Teck Resources Ltd. Class B (sub. vtg.)	119,700	2,598,020
Turquoise Hill Resources Ltd. (b)	311,400	1,024,055
		68,078,499
Gold - 7.3%
Agnico Eagle Mines Ltd. (Canada)	54,000	2,521,227
AngloGold Ashanti Ltd. sponsored ADR	81,300	814,626
B2Gold Corp. (b)	788,780	1,980,254
Barrick Gold Corp.	329,500	5,571,173
Compania de Minas Buenaventura SA sponsored ADR	63,900	782,136
Continental Gold, Inc. (b)	456,200	1,240,440
Eldorado Gold Corp.	169,600	359,129
Franco-Nevada Corp.	11,300	818,712
Goldcorp, Inc.	80,510	1,057,107
Guyana Goldfields, Inc. (b)	193,500	746,529
Newcrest Mining Ltd.	50,542	816,759
Newmont Mining Corp.	134,400	4,995,648
Premier Gold Mines Ltd. (b)	1,543,000	4,195,524
Randgold Resources Ltd. sponsored ADR	20,200	1,877,388
SEMAFO, Inc. (b)	441,100	1,064,938
Tahoe Resources, Inc.	75,500	413,002
Torex Gold Resources, Inc. (b)	45,870	836,274
		30,090,866
Precious Metals & Minerals - 0.6%
Alrosa Co. Ltd.	125,000	174,883
Fresnillo PLC	40,700	824,826
Gold Standard Ventures Corp. (b)	598,400	1,017,282
Impala Platinum Holdings Ltd. (b)	67,400	180,074
Osisko Mining, Inc. (b)	103,000	371,767
		2,568,832
Silver - 0.7%
Wheaton Precious Metals Corp.	139,400	2,826,575
Steel - 5.6%
ArcelorMittal SA Class A unit (a)(b)	172,102	4,502,188
BlueScope Steel Ltd.	71,600	754,950
Fortescue Metals Group Ltd.	258,456	1,186,830
Hyundai Steel Co.	14,552	814,699
JFE Holdings, Inc.	106,300	2,056,191
Nippon Steel & Sumitomo Metal Corp.	89,600	2,204,138
Nucor Corp.	64,092	3,696,186
POSCO	15,312	4,571,837
Steel Dynamics, Inc.	49,300	1,745,713
Thyssenkrupp AG	45,500	1,351,151
		22,883,883

TOTAL METALS & MINING		137,229,467

Oil, Gas & Consumable Fuels - 29.7%
Integrated Oil & Gas - 14.3%
BP PLC	743,100	4,364,785
Cenovus Energy, Inc.	496,600	4,170,365
Chevron Corp.	146,700	16,018,173
China Petroleum & Chemical Corp. (H Shares)	2,272,000	1,722,330
Exxon Mobil Corp.	71,400	5,714,856
Imperial Oil Ltd.	26,900	771,993
Lukoil PJSC sponsored ADR	42,200	1,965,254
Occidental Petroleum Corp.	13,400	829,862
Royal Dutch Shell PLC:
Class A (United Kingdom)	132,000	3,727,867
Class B (United Kingdom)	44,393	1,264,655
Statoil ASA	126,700	2,381,210
Suncor Energy, Inc.	230,732	7,526,666
Total SA	166,000	8,441,714
		58,899,730
Oil & Gas Exploration & Production - 14.1%
Anadarko Petroleum Corp.	200,300	9,147,701
Apache Corp.	58,000	2,869,840
Cabot Oil & Gas Corp.	40,200	999,774
Canadian Natural Resources Ltd.	90,500	2,767,808
Centennial Resource Development, Inc. Class A	2,500	41,950
Cimarex Energy Co.	8,400	831,852
CNOOC Ltd. sponsored ADR (a)	21,400	2,406,430
ConocoPhillips Co.	103,200	4,682,184
Continental Resources, Inc. (b)	68,192	2,279,659
Devon Energy Corp.	80,600	2,684,786
Diamondback Energy, Inc. (b)	16,700	1,601,196
EOG Resources, Inc.	43,100	4,100,534
EQT Corp. (a)	51,001	3,248,764
Hess Corp.	38,000	1,692,520
INPEX Corp.	84,600	823,401
Marathon Oil Corp.	120,700	1,476,161
Murphy Oil Corp.	26,600	707,028
Newfield Exploration Co. (b)	29,600	850,408
Noble Energy, Inc.	131,100	3,790,101
NOVATEK OAO GDR (Reg. S)	13,400	1,401,640
Pioneer Natural Resources Co.	17,410	2,839,571
PrairieSky Royalty Ltd. (a)	75,198	1,867,359
Range Resources Corp.	103,200	2,178,552
RSP Permian, Inc. (b)	25,950	891,642
Southwestern Energy Co. (b)	174,300	993,510
Woodside Petroleum Ltd.	33,711	786,680
		57,961,051
Oil & Gas Storage & Transport - 1.3%
Boardwalk Pipeline Partners, LP	58,500	979,290
Cheniere Energy Partners LP	6,600	193,710
Cheniere Energy, Inc. (b)	17,200	777,440
Golar LNG Ltd.	33,600	800,016
Kinder Morgan, Inc.	50,600	1,033,758
Plains All American Pipeline LP	29,800	785,826
Scorpio Tankers, Inc.	214,800	796,908
		5,366,948

TOTAL OIL, GAS & CONSUMABLE FUELS		122,227,729

Paper & Forest Products - 2.5%
Forest Products - 0.0%
Quintis Ltd.	413,280	97,534
Svenska Cellulosa AB (SCA) (B Shares)	5,200	43,055
		140,589
Paper Products - 2.5%
Mondi PLC	152,100	4,003,581
Nine Dragons Paper (Holdings) Ltd.	554,000	825,595
Sappi Ltd.	220,361	1,459,905
Stora Enso Oyj (R Shares)	60,200	805,292
UPM-Kymmene Corp.	115,300	3,140,684
		10,235,057

TOTAL PAPER & FOREST PRODUCTS		10,375,646

Pharmaceuticals - 0.2%
Pharmaceuticals - 0.2%
Bayer AG	7,800	989,385
Trading Companies & Distributors - 0.2%
Trading Companies & Distributors - 0.2%
Univar, Inc. (b)	26,600	825,664
TOTAL COMMON STOCKS
(Cost $449,692,076)		397,927,355

Nonconvertible Preferred Stocks - 1.9%
Metals & Mining - 0.8%
Steel - 0.8%
Gerdau SA:
(PN)	52,000	177,761
sponsored ADR	496,600	1,673,542
Vale SA (PN-A) sponsored ADR	163,500	1,535,265
		3,386,568
Oil, Gas & Consumable Fuels - 0.7%
Integrated Oil & Gas - 0.7%
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (b)	342,100	2,907,850
Paper & Forest Products - 0.4%
Paper Products - 0.4%
Suzano Papel e Celulose SA	311,900	1,402,292
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $9,054,683)		7,696,710

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 1.11% (c)	4,978,111	4,979,107
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	12,421,553	12,422,795
TOTAL MONEY MARKET FUNDS
(Cost $17,402,494)		17,401,902
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $476,149,253)		423,025,967
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(11,036,721)
NET ASSETS - 100%		$411,989,246

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,749
Fidelity Securities Lending Cash Central Fund	106,881
Total	$136,630

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$397,927,355	$334,602,081	$63,227,740	$97,534
Nonconvertible Preferred Stocks	7,696,710	7,696,710	--	--
Money Market Funds	17,401,902	17,401,902	--	--
Total Investments in Securities:	$423,025,967	$359,700,693	$63,227,740	$97,534

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $482,272,020. Net unrealized depreciation aggregated $59,246,053, of which $22,780,349 related to appreciated investment securities and $82,026,402 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global Equity Income Fund

July 31, 2017

GED-QTLY-0917
1.938167.105

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
		Shares	Value
Austria - 0.2%
Andritz AG		3,000	$183,856
Bailiwick of Jersey - 0.9%
Wolseley PLC		12,146	725,212
Belgium - 1.7%
Anheuser-Busch InBev SA NV		6,500	784,112
KBC Groep NV		6,461	535,397

TOTAL BELGIUM			1,319,509

Bermuda - 0.3%
IHS Markit Ltd. (a)		5,000	233,250
Canada - 5.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		7,200	341,419
Constellation Software, Inc.		1,300	700,337
Fairfax Financial Holdings Ltd. (sub. vtg.)		541	257,975
Hydro One Ltd.		22,900	410,703
Imperial Oil Ltd.		22,800	654,328
PrairieSky Royalty Ltd.		5,100	126,646
Suncor Energy, Inc.		42,500	1,386,385

TOTAL CANADA			3,877,793

Cayman Islands - 0.6%
SITC International Holdings Co. Ltd.		551,000	458,532
Chile - 0.5%
Vina San Pedro SA		37,219,054	416,415
China - 0.3%
Shanghai International Airport Co. Ltd. (A Shares)		37,168	206,932
France - 1.6%
Cegedim SA (a)		6,000	229,420
Compagnie de St. Gobain		5,000	277,542
Maisons du Monde SA		6,400	237,252
VINCI SA		5,700	510,414

TOTAL FRANCE			1,254,628

Germany - 1.9%
adidas AG		1,131	258,403
AURELIUS AG (b)		3,399	200,302
Deutsche Post AG		5,000	194,143
SAP AG		7,519	796,151

TOTAL GERMANY			1,448,999

Hong Kong - 0.8%
Techtronic Industries Co. Ltd.		140,500	625,080
Ireland - 2.7%
Accenture PLC Class A		7,640	984,185
Allergan PLC		2,100	529,893
Medtronic PLC		6,800	570,996

TOTAL IRELAND			2,085,074

Isle of Man - 1.6%
Paysafe Group PLC (a)		104,700	815,033
Playtech Ltd.		32,778	415,390

TOTAL ISLE OF MAN			1,230,423

Israel - 0.8%
Teva Pharmaceutical Industries Ltd. sponsored ADR		19,950	641,792
Italy - 0.5%
Prada SpA		103,200	365,986
Japan - 8.8%
A/S One Corp.		11,200	559,771
Aucnet, Inc.		5,000	64,175
Bridgestone Corp.		5,500	232,333
Broadleaf Co. Ltd.		21,600	145,378
Daiichikosho Co. Ltd.		21,800	1,050,007
Hoya Corp.		16,400	926,177
Inaba Denki Sangyo Co. Ltd.		8,000	315,298
Japan Meat Co. Ltd.		18,600	306,049
KDDI Corp.		20,900	553,787
Morinaga & Co. Ltd.		7,300	418,486
Nippon Telegraph & Telephone Corp.		13,100	641,091
Olympus Corp.		11,000	400,109
Recruit Holdings Co. Ltd.		13,100	226,839
Sacs Bar Holdings, Inc.		3,500	38,510
Sony Corp.		11,700	480,686
Tsuruha Holdings, Inc.		3,800	399,147

TOTAL JAPAN			6,757,843

Kenya - 0.5%
Safaricom Ltd.		1,783,700	420,279
Korea (South) - 0.3%
Coway Co. Ltd.		2,626	232,368
Luxembourg - 0.8%
B&M European Value Retail S.A.		124,446	591,099
Multi-National - 0.6%
HKT Trust/HKT Ltd. unit		351,600	460,949
Netherlands - 3.8%
Koninklijke Philips Electronics NV		17,454	667,023
LyondellBasell Industries NV Class A		9,900	891,891
Unilever NV (Certificaten Van Aandelen) (Bearer)		23,095	1,345,922

TOTAL NETHERLANDS			2,904,836

Norway - 0.6%
Statoil ASA		25,000	469,852
South Africa - 1.0%
Capitec Bank Holdings Ltd.		8,000	521,925
EOH Holdings Ltd.		26,000	212,577

TOTAL SOUTH AFRICA			734,502

Spain - 0.9%
Amadeus IT Holding SA Class A		6,800	419,075
Prosegur Cash SA		112,800	307,125

TOTAL SPAIN			726,200

Sweden - 1.2%
Essity AB Class B (a)		15,000	434,925
Loomis AB (B Shares)		13,000	483,044

TOTAL SWEDEN			917,969

Switzerland - 3.0%
Banque Cantonale Vaudoise		570	412,343
Chubb Ltd.		4,300	629,778
Galenica Sante Ltd.		970	45,092
Nestle SA (Reg. S)		14,447	1,219,465

TOTAL SWITZERLAND			2,306,678

Taiwan - 1.4%
ECLAT Textile Co. Ltd.		65	748
Taiwan Semiconductor Manufacturing Co. Ltd.		149,000	1,052,605

TOTAL TAIWAN			1,053,353

United Kingdom - 11.2%
BAE Systems PLC		44,209	350,851
Booker Group PLC		268,100	680,932
British American Tobacco PLC (United Kingdom)		22,608	1,406,347
Cineworld Group PLC		15,000	136,459
GlaxoSmithKline PLC		61,517	1,224,617
Hilton Food Group PLC		58,600	522,275
Imperial Tobacco Group PLC		9,501	391,111
ITV PLC		123,026	280,814
Jiangsu Yanghe Brewery JSC Ltd. ELS (UBS Warrant Programme) warrants 10/23/17 (a)(c)		7,672	101,966
John Wood Group PLC		25,000	201,373
London Stock Exchange Group PLC		2,500	123,628
Mears Group PLC		25,900	168,812
Micro Focus International PLC		56,200	1,655,776
Moneysupermarket.com Group PLC		84,210	368,985
St. James's Place Capital PLC		30,814	494,783
Ultra Electronics Holdings PLC		4,000	110,671
Victrex PLC		15,400	400,483

TOTAL UNITED KINGDOM			8,619,883

United States of America - 42.6%
American Tower Corp.		8,760	1,194,251
AMETEK, Inc.		12,900	794,382
Amgen, Inc.		7,920	1,382,119
Apple, Inc.		14,650	2,178,895
AutoZone, Inc. (a)		800	431,856
Ball Corp.		7,800	326,820
Bank of America Corp.		53,380	1,287,526
Becton, Dickinson & Co.		2,500	503,500
Bristol-Myers Squibb Co.		6,100	347,090
Capital One Financial Corp.		5,600	482,608
Caterpillar, Inc.		2,400	273,480
Cedar Fair LP (depositary unit)		4,100	284,704
Charter Communications, Inc. Class A (a)		1,000	391,910
Chevron Corp.		14,465	1,579,433
Citigroup, Inc.		14,300	978,835
Comcast Corp. Class A		18,700	756,415
ConocoPhillips Co.		21,600	979,992
Danaher Corp.		6,000	488,940
Deluxe Corp.		1,700	122,740
Diamond Hill Investment Group, Inc.		2,100	414,750
Dr. Pepper Snapple Group, Inc.		4,841	441,306
E.I. du Pont de Nemours & Co.		8,300	682,343
Exxon Mobil Corp.		11,030	882,841
Fortive Corp.		4,200	271,908
Johnson & Johnson		9,600	1,274,112
JPMorgan Chase & Co.		15,630	1,434,834
L Brands, Inc.		8,800	408,232
Microsoft Corp.		21,664	1,574,973
Molson Coors Brewing Co. Class B		8,200	729,636
Monsanto Co.		3,200	373,824
MSCI, Inc.		5,500	599,225
PepsiCo, Inc.		6,300	734,643
Phillips 66 Co.		3,500	293,125
PPG Industries, Inc.		2,700	284,175
Procter & Gamble Co.		8,159	741,000
Qualcomm, Inc.		6,100	324,459
S&P Global, Inc.		4,340	666,581
Stock Yards Bancorp, Inc.		3,000	107,550
SunTrust Banks, Inc.		13,600	779,144
The Coca-Cola Co.		16,400	751,776
The J.M. Smucker Co.		2,500	304,750
Total System Services, Inc.		5,700	361,722
Tupperware Brands Corp.		1,500	91,065
U.S. Bancorp		17,580	927,872
Verizon Communications, Inc.		21,000	1,016,400
VF Corp.		5,800	360,702
Wells Fargo & Co.		23,757	1,281,453

TOTAL UNITED STATES OF AMERICA			32,899,897

TOTAL COMMON STOCKS
(Cost $60,698,355)			74,169,189

Nonconvertible Preferred Stocks - 0.7%
Spain - 0.7%
Grifols SA Class B
(Cost $420,916)		25,200	533,839
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. 7.9% 3/31/40 (e)	CAD
(Cost $2,060)		CAD 2,400	2,757
		Shares	Value

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 1.11% (f)		2,629,932	2,630,458
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)		87,371	87,380
TOTAL MONEY MARKET FUNDS
(Cost $2,717,780)			2,717,838
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $63,839,111)			77,423,123
NET OTHER ASSETS (LIABILITIES) - (0.3)%			(197,385)
NET ASSETS - 100%			$77,225,738

Currency Abbreviations

CAD – Canadian dollar

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $101,966 or 0.1% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,100
Fidelity Securities Lending Cash Central Fund	3,824
Total	$20,924

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,254,629	$6,773,943	$480,686	$--
Consumer Staples	12,414,808	7,658,962	4,755,846	--
Energy	6,573,975	6,104,123	469,852	--
Financials	12,545,600	12,443,634	101,966	--
Health Care	9,612,375	8,387,758	1,224,617	--
Industrials	6,574,929	4,672,280	1,902,649	--
Information Technology	12,069,716	10,220,960	1,848,756	--
Materials	2,959,536	2,959,536	--	--
Real Estate	1,194,251	1,194,251	--	--
Telecommunication Services	3,092,506	1,897,628	1,194,878	--
Utilities	410,703	410,703	--	--
Corporate Bonds	2,257	--	2,257	--
Money Market Funds	2,717,838	2,717,838	--	--
Total Investments in Securities:	$77,423,123	$65,441,616	$11,981,507	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$1,201,202
Level 2 to Level 1	$837,899

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $63,910,862. Net unrealized appreciation aggregated $13,512,261, of which $15,266,051 related to appreciated investment securities and $1,753,790 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Capital Appreciation Fund

July 31, 2017

IVF-QTLY-0917
1.804818.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Australia - 1.8%
Amcor Ltd.	846,162	$10,384,100
CSL Ltd.	130,382	13,142,506
realestate.com.au Ltd.	176,606	9,751,477

TOTAL AUSTRALIA		33,278,083

Belgium - 1.0%
Anheuser-Busch InBev SA NV	150,900	18,203,451
Bermuda - 1.1%
Credicorp Ltd. (United States)	54,100	10,016,074
Hiscox Ltd.	546,312	9,356,037

TOTAL BERMUDA		19,372,111

Canada - 4.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	226,700	10,749,953
Canadian National Railway Co.	178,500	14,105,330
CCL Industries, Inc. Class B	196,100	9,401,161
Constellation Software, Inc.	18,480	9,955,558
Descartes Systems Group, Inc. (a)	379,500	9,521,364
Open Text Corp.	300,600	10,054,157
Waste Connection, Inc. (Canada)	144,200	9,371,988

TOTAL CANADA		73,159,511

Cayman Islands - 3.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	159,030	24,641,699
NetEase, Inc. ADR	35,800	11,143,824
Tencent Holdings Ltd.	745,200	29,743,900

TOTAL CAYMAN ISLANDS		65,529,423

Denmark - 1.1%
Coloplast A/S Series B	118,800	10,205,959
DSV de Sammensluttede Vognmaend A/S	161,000	10,394,620

TOTAL DENMARK		20,600,579

France - 9.0%
ALTEN	106,900	9,231,693
Dassault Systemes SA	113,500	11,137,208
Eiffage SA	104,800	10,154,494
Essilor International SA	88,674	11,242,531
Hermes International SCA	20,200	10,234,661
Kering SA	35,160	12,299,422
L'Oreal SA	64,600	13,390,506
Legrand SA	151,000	10,439,222
LVMH Moet Hennessy - Louis Vuitton SA	62,187	15,620,665
Orpea	81,000	9,291,528
Rubis	156,716	9,973,577
Sartorius Stedim Biotech	138,700	9,887,706
SR Teleperformance SA	72,700	10,125,225
Thales SA	92,300	10,226,087
VINCI SA	152,000	13,611,043

TOTAL FRANCE		166,865,568

Germany - 8.9%
adidas AG	63,028	14,400,221
Deutsche Wohnen AG (Bearer)	262,100	10,389,524
Fraport AG Frankfurt Airport Services Worldwide	93,836	9,399,848
Fresenius Medical Care AG & Co. KGaA	114,200	10,769,114
Fresenius SE & Co. KGaA	141,520	11,966,766
HeidelbergCement Finance AG	104,400	10,359,206
Henkel AG & Co. KGaA	100,189	12,619,438
KION Group AG	112,200	9,739,864
MTU Aero Engines Holdings AG	41,270	6,055,630
Nemetschek Se	130,500	10,146,634
Rheinmetall AG	95,800	9,571,639
SAP AG	174,474	18,474,219
Symrise AG	145,400	10,194,935
United Internet AG	166,575	10,153,390
Wirecard AG (b)	125,511	9,611,635

TOTAL GERMANY		163,852,063

Hong Kong - 1.5%
AIA Group Ltd.	2,274,200	17,920,957
Techtronic Industries Co. Ltd.	2,071,500	9,216,037

TOTAL HONG KONG		27,136,994

India - 6.1%
Adani Ports & Special Economic Zone Ltd.	1,855,643	11,446,698
Asian Paints Ltd.	588,166	10,646,190
HDFC Bank Ltd.	387,625	11,096,563
Housing Development Finance Corp. Ltd.	534,906	14,912,443
IndusInd Bank Ltd.	436,109	11,183,023
ITC Ltd.	2,694,495	11,975,767
Kotak Mahindra Bank Ltd.	643,977	10,251,155
LIC Housing Finance Ltd.	901,599	9,699,424
Maruti Suzuki India Ltd.	96,439	11,645,483
Power Grid Corp. of India Ltd.	2,943,852	10,242,477

TOTAL INDIA		113,099,223

Indonesia - 1.7%
PT Bank Central Asia Tbk	7,367,200	10,339,736
PT Bank Rakyat Indonesia Tbk	8,873,500	9,839,835
PT Telkomunikasi Indonesia Tbk Series B	31,506,500	11,073,558

TOTAL INDONESIA		31,253,129

Ireland - 2.3%
CRH PLC	329,400	11,538,970
DCC PLC (United Kingdom)	112,500	9,893,026
Kerry Group PLC Class A	115,700	10,457,328
Kingspan Group PLC (Ireland)	290,508	9,670,563

TOTAL IRELAND		41,559,887

Israel - 1.6%
Check Point Software Technologies Ltd. (a)	98,000	10,366,440
Elbit Systems Ltd.	74,600	9,401,092
Frutarom Industries Ltd.	137,900	9,765,779

TOTAL ISRAEL		29,533,311

Italy - 2.6%
Amplifon SpA	661,700	9,509,510
Buzzi Unicem SpA	375,000	9,499,995
Davide Campari-Milano SpA	1,280,900	9,484,640
Industria Macchine Automatiche SpA (IMA)	101,100	10,023,383
Interpump Group SpA	319,400	9,728,660

TOTAL ITALY		48,246,188

Japan - 8.5%
Benefit One, Inc.	207,700	8,440,256
Cosmos Pharmaceutical Corp.	44,330	9,441,411
Daikin Industries Ltd.	106,400	11,291,941
Daito Trust Construction Co. Ltd.	62,600	10,584,280
Hoya Corp.	216,500	12,226,668
Kansai Paint Co. Ltd.	422,700	9,704,329
Kao Corp.	199,600	12,155,784
Keyence Corp.	28,720	13,291,255
Misumi Group, Inc.	411,900	10,222,308
Nippon Paint Holdings Co. Ltd.	253,400	9,780,190
Nitori Holdings Co. Ltd.	77,600	10,952,479
Recruit Holdings Co. Ltd.	633,700	10,973,135
Relo Holdings Corp.	474,300	9,520,848
Sundrug Co. Ltd.	249,900	9,316,423
Tsuruha Holdings, Inc.	89,200	9,369,459

TOTAL JAPAN		157,270,766

Kenya - 0.6%
Safaricom Ltd.	46,312,000	10,912,137
Luxembourg - 0.5%
Eurofins Scientific SA	16,900	9,410,926
Mexico - 1.0%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	844,000	9,664,813
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	440,100	9,400,254

TOTAL MEXICO		19,065,067

Netherlands - 2.1%
ASML Holding NV (Netherlands)	95,500	14,401,505
Heineken NV (Bearer)	113,100	11,804,886
RELX NV	617,097	12,961,755

TOTAL NETHERLANDS		39,168,146

New Zealand - 0.5%
Auckland International Airport Ltd.	1,898,208	9,921,857
Philippines - 1.6%
Ayala Land, Inc.	11,764,200	9,798,445
SM Investments Corp.	592,024	9,474,544
SM Prime Holdings, Inc.	14,321,500	9,911,957

TOTAL PHILIPPINES		29,184,946

Russia - 0.6%
Sberbank of Russia	4,238,340	11,674,636
South Africa - 2.1%
Capitec Bank Holdings Ltd.	159,621	10,413,775
FirstRand Ltd.	2,673,200	10,519,370
Naspers Ltd. Class N	84,077	18,585,601

TOTAL SOUTH AFRICA		39,518,746

Spain - 1.7%
Aena SA	52,030	10,178,262
Amadeus IT Holding SA Class A	187,800	11,573,856
Grifols SA	360,000	10,123,621

TOTAL SPAIN		31,875,739

Sweden - 2.3%
ASSA ABLOY AB (B Shares)	540,962	11,591,373
Essity AB Class B (a)	362,600	10,513,595
Hexagon AB (B Shares)	217,000	10,723,947
Indutrade AB	396,060	9,776,655

TOTAL SWEDEN		42,605,570

Switzerland - 5.1%
Geberit AG (Reg.)	21,510	10,348,469
Kaba Holding AG (B Shares) (Reg.)	10,630	9,476,250
Lonza Group AG	45,092	10,725,642
Nestle SA (Reg. S)	383,009	32,329,609
Partners Group Holding AG	15,200	9,871,865
Schindler Holding AG (participation certificate)	47,895	10,332,382
Sika AG	1,610	11,097,420

TOTAL SWITZERLAND		94,181,637

Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	674,800	24,265,808
Thailand - 0.6%
Airports of Thailand PCL (For. Reg.)	6,815,000	10,547,158
Turkey - 0.5%
Koc Holding A/S	1,945,000	9,052,552
United Kingdom - 13.0%
Beazley PLC	1,414,000	9,561,362
British American Tobacco PLC (United Kingdom)	379,500	23,607,078
Bunzl PLC	350,542	10,582,117
Compass Group PLC	571,088	12,183,990
Cranswick PLC	247,900	9,491,840
Diageo PLC	545,078	17,604,361
Halma PLC	652,100	9,455,584
Imperial Tobacco Group PLC	352,353	14,504,710
InterContinental Hotel Group PLC	172,727	9,779,017
Intertek Group PLC	176,500	10,015,915
London Stock Exchange Group PLC	215,000	10,631,989
Mondi PLC	380,100	10,005,004
Prudential PLC	628,080	15,325,464
Reckitt Benckiser Group PLC	155,580	15,126,630
Rentokil Initial PLC	2,565,900	9,838,113
Rightmove PLC	168,354	9,347,073
Sage Group PLC	1,085,900	9,656,644
St. James's Place Capital PLC	632,000	10,148,086
Unilever PLC	428,200	24,421,422

TOTAL UNITED KINGDOM		241,286,399

United States of America - 10.7%
A.O. Smith Corp.	169,160	9,058,518
Adobe Systems, Inc. (a)	64,900	9,507,201
Alphabet, Inc. Class C (a)	10,003	9,307,792
Amazon.com, Inc. (a)	8,897	8,788,279
American Tower Corp.	66,620	9,082,305
Amphenol Corp. Class A	124,178	9,514,518
Apple, Inc.	62,230	9,255,468
Equinix, Inc.	21,160	9,537,447
Facebook, Inc. Class A (a)	54,940	9,298,595
Fiserv, Inc. (a)	73,205	9,406,843
Henry Schein, Inc. (a)	50,850	9,265,379
Home Depot, Inc.	63,600	9,514,560
MasterCard, Inc. Class A	73,830	9,435,474
Moody's Corp.	71,630	9,428,657
MSCI, Inc.	86,030	9,372,969
PayPal Holdings, Inc. (a)	159,200	9,321,160
Philip Morris International, Inc.	84,270	9,835,152
Priceline Group, Inc. (a)	4,710	9,554,235
S&P Global, Inc.	65,093	9,997,634
Sherwin-Williams Co.	27,790	9,372,733
Visa, Inc. Class A	94,868	9,445,058

TOTAL UNITED STATES OF AMERICA		197,299,977

TOTAL COMMON STOCKS
(Cost $1,447,060,380)		1,828,931,588

Nonconvertible Preferred Stocks - 0.7%
Brazil - 0.7%
Itau Unibanco Holding SA sponsored ADR	1,060,900	12,635,319
Germany - 0.0%
Jungheinrich AG	10,212	405,947
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $11,506,397)		13,041,266

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.11% (c)	4,583,995	4,584,912
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	9,986,000	9,986,998
TOTAL MONEY MARKET FUNDS
(Cost $14,571,910)		14,571,910
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $1,473,138,687)		1,856,544,764
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(6,797,071)
NET ASSETS - 100%		$1,849,747,693

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$97,694
Fidelity Securities Lending Cash Central Fund	220,173
Total	$317,867

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$162,526,127	$128,319,861	$34,206,266	$--
Consumer Staples	296,403,443	165,110,892	131,292,551	--
Financials	244,196,373	206,099,710	38,096,663	--
Health Care	137,767,856	116,792,783	20,975,073	--
Industrials	396,912,986	370,340,188	26,572,798	--
Information Technology	361,389,502	298,769,878	62,619,624	--
Materials	131,750,012	120,211,042	11,538,970	--
Real Estate	68,824,806	68,824,806	--	--
Telecommunication Services	21,985,695	10,912,137	11,073,558	--
Utilities	20,216,054	20,216,054	--	--
Money Market Funds	14,571,910	14,571,910	--	--
Total Investments in Securities:	$1,856,544,764	$1,520,169,261	$336,375,503	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$68,087,717
Level 2 to Level 1	$22,598,823

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $1,480,108,580. Net unrealized appreciation aggregated $376,436,184, of which $384,021,818 related to appreciated investment securities and $7,585,634 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Capital Appreciation K6 Fund

July 31, 2017

IVFK6-QTLY-0917
1.9883988.100

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 1.9%
Amcor Ltd.	81,765	$1,003,420
CSL Ltd.	12,593	1,269,374
realestate.com.au Ltd.	17,051	941,488

TOTAL AUSTRALIA		3,214,282

Belgium - 0.9%
Anheuser-Busch InBev SA NV	13,000	1,568,223
Bermuda - 1.1%
Credicorp Ltd. (United States)	5,264	974,577
Hiscox Ltd.	52,762	903,592

TOTAL BERMUDA		1,878,169

Canada - 4.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	22,071	1,046,591
Canadian National Railway Co.	17,417	1,376,317
CCL Industries, Inc. Class B	19,135	917,344
Constellation Software, Inc.	1,822	981,549
Descartes Systems Group, Inc. (a)	36,649	919,495
Open Text Corp.	29,359	981,969
Waste Connection, Inc. (Canada)	14,072	914,581

TOTAL CANADA		7,137,846

Cayman Islands - 3.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	15,490	2,400,176
NetEase, Inc. ADR	3,544	1,103,176
Tencent Holdings Ltd.	72,000	2,873,807

TOTAL CAYMAN ISLANDS		6,377,159

Denmark - 1.2%
Coloplast A/S Series B	11,432	982,109
DSV de Sammensluttede Vognmaend A/S	15,600	1,007,181

TOTAL DENMARK		1,989,290

France - 9.6%
ALTEN	10,326	891,735
Dassault Systemes SA	11,032	1,082,517
Eiffage SA	10,225	990,741
Essilor International SA	8,649	1,096,563
Hermes International SCA	2,024	1,025,493
Kering SA	3,139	1,098,063
L'Oreal SA	6,277	1,301,118
Legrand SA	14,683	1,015,093
LVMH Moet Hennessy - Louis Vuitton SA	6,063	1,522,956
Orpea	7,800	894,740
Rubis	15,192	966,835
Sartorius Stedim Biotech	13,562	966,814
SR Teleperformance SA	7,089	987,314
Thales SA	9,010	998,234
VINCI SA	14,882	1,332,629

TOTAL FRANCE		16,170,845

Germany - 9.4%
adidas AG	6,149	1,404,883
Deutsche Wohnen AG (Bearer)	25,606	1,015,010
Fraport AG Frankfurt Airport Services Worldwide	9,063	907,869
Fresenius Medical Care AG & Co. KGaA	11,133	1,049,847
Fresenius SE & Co. KGaA	13,765	1,163,952
HeidelbergCement Finance AG	10,226	1,014,686
Henkel AG & Co. KGaA	9,820	1,236,891
KION Group AG	10,947	950,288
MTU Aero Engines Holdings AG	4,075	597,933
Nemetschek Se	11,643	905,266
Rheinmetall AG	9,314	930,587
SAP AG	16,991	1,799,096
Symrise AG	14,170	993,550
United Internet AG	14,295	871,335
Wirecard AG	12,266	939,331

TOTAL GERMANY		15,780,524

Hong Kong - 1.6%
AIA Group Ltd.	219,600	1,730,473
Techtronic Industries Co. Ltd.	200,000	889,794

TOTAL HONG KONG		2,620,267

Indonesia - 1.8%
PT Bank Central Asia Tbk	711,800	998,999
PT Bank Rakyat Indonesia Tbk	857,300	950,661
PT Telkomunikasi Indonesia Tbk Series B	3,043,000	1,069,520

TOTAL INDONESIA		3,019,180

Ireland - 2.4%
CRH PLC	32,089	1,124,086
DCC PLC (United Kingdom)	10,931	961,250
Kerry Group PLC Class A	11,200	1,012,291
Kingspan Group PLC (Ireland)	28,300	942,063

TOTAL IRELAND		4,039,690

Israel - 1.7%
Check Point Software Technologies Ltd. (a)	9,514	1,006,391
Elbit Systems Ltd.	7,186	905,580
Frutarom Industries Ltd.	13,400	948,959

TOTAL ISRAEL		2,860,930

Italy - 2.8%
Amplifon SpA	63,835	917,394
Buzzi Unicem SpA	36,233	917,902
Davide Campari-Milano SpA	123,805	916,735
Industria Macchine Automatiche SpA (IMA)	9,821	973,686
Interpump Group SpA	31,199	950,296

TOTAL ITALY		4,676,013

Japan - 9.0%
Benefit One, Inc.	20,100	816,799
Cosmos Pharmaceutical Corp.	4,248	904,740
Daikin Industries Ltd.	10,326	1,095,870
Daito Trust Construction Co. Ltd.	6,100	1,031,376
Hoya Corp.	20,939	1,182,514
Kansai Paint Co. Ltd.	40,800	936,685
Kao Corp.	19,218	1,170,390
Keyence Corp.	2,732	1,264,335
Misumi Group, Inc.	39,800	987,735
Nippon Paint Holdings Co. Ltd.	24,500	945,598
Nitori Holdings Co. Ltd.	7,500	1,058,551
Recruit Holdings Co. Ltd.	61,212	1,059,946
Relo Holdings Corp.	45,830	919,967
Sundrug Co. Ltd.	24,100	898,463
Tsuruha Holdings, Inc.	8,605	903,859

TOTAL JAPAN		15,176,828

Kenya - 0.0%
Safaricom Ltd.	53,000	12,488
Luxembourg - 0.5%
Eurofins Scientific SA	1,623	903,783
Mexico - 1.1%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	82,400	943,579
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	43,000	918,452

TOTAL MEXICO		1,862,031

Netherlands - 2.3%
ASML Holding NV (Netherlands)	9,300	1,402,450
Heineken NV (Bearer)	11,000	1,148,132
RELX NV	60,199	1,264,444

TOTAL NETHERLANDS		3,815,026

New Zealand - 0.6%
Auckland International Airport Ltd.	183,367	958,452
Philippines - 1.7%
Ayala Land, Inc.	1,135,900	946,095
SM Investments Corp.	57,190	915,249
SM Prime Holdings, Inc.	1,383,300	957,386

TOTAL PHILIPPINES		2,818,730

Russia - 0.7%
Sberbank of Russia	413,500	1,138,998
South Africa - 2.3%
Capitec Bank Holdings Ltd.	15,387	1,003,858
FirstRand Ltd.	258,262	1,016,293
Naspers Ltd. Class N	8,103	1,791,205

TOTAL SOUTH AFRICA		3,811,356

Spain - 1.9%
Aena SA	5,100	997,677
Amadeus IT Holding SA Class A	18,324	1,129,283
Grifols SA	35,100	987,053

TOTAL SPAIN		3,114,013

Sweden - 2.5%
ASSA ABLOY AB (B Shares)	52,800	1,131,363
Essity AB Class B (a)	35,433	1,027,381
Hexagon AB (B Shares)	21,159	1,045,659
Indutrade AB	38,700	955,301

TOTAL SWEDEN		4,159,704

Switzerland - 5.4%
Geberit AG (Reg.)	2,096	1,008,386
Kaba Holding AG (B Shares) (Reg.)	1,023	911,966
Lonza Group AG	3,870	920,523
Nestle SA (Reg. S)	37,170	3,137,502
Partners Group Holding AG	1,488	966,404
Schindler Holding AG (participation certificate)	4,671	1,007,674
Sika AG	152	1,047,707

TOTAL SWITZERLAND		9,000,162

Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	65,587	2,358,509
Thailand - 0.6%
Airports of Thailand PCL (For. Reg.)	659,400	1,020,513
Turkey - 0.5%
Koc Holding A/S	188,000	875,002
United Kingdom - 13.7%
Beazley PLC	137,979	933,004
British American Tobacco PLC (United Kingdom)	33,501	2,083,954
Bunzl PLC	34,209	1,032,697
Compass Group PLC	55,682	1,187,959
Cranswick PLC	24,196	926,440
Diageo PLC	46,778	1,510,787
Halma PLC	63,571	921,793
Imperial Tobacco Group PLC	30,238	1,244,756
InterContinental Hotel Group PLC	16,802	951,253
Intertek Group PLC	17,210	976,623
London Stock Exchange Group PLC	20,959	1,036,446
Mondi PLC	37,054	975,337
Prudential PLC	61,260	1,494,774
Reckitt Benckiser Group PLC	15,182	1,476,106
Rentokil Initial PLC	250,504	960,477
Rightmove PLC	16,297	904,815
Sage Group PLC	105,984	942,490
St. James's Place Capital PLC	61,654	989,984
Unilever PLC	41,610	2,373,133

TOTAL UNITED KINGDOM		22,922,828

United States of America - 11.5%
A.O. Smith Corp.	16,295	872,597
Adobe Systems, Inc. (a)	6,377	934,167
Alphabet, Inc. Class C (a)	1,012	941,666
Amazon.com, Inc. (a)	911	899,868
American Tower Corp.	6,478	883,146
Amphenol Corp. Class A	11,943	915,073
Apple, Inc.	5,974	888,513
Equinix, Inc.	2,025	912,728
Facebook, Inc. Class A (a)	5,272	892,286
Fiserv, Inc. (a)	7,085	910,423
Henry Schein, Inc. (a)	4,959	903,579
Home Depot, Inc.	6,174	923,630
MasterCard, Inc. Class A	7,086	905,591
Moody's Corp.	6,891	907,062
MSCI, Inc.	8,402	915,398
PayPal Holdings, Inc. (a)	15,400	901,670
Philip Morris International, Inc.	7,894	921,309
Priceline Group, Inc. (a)	506	1,026,421
S&P Global, Inc.	6,377	979,443
Sherwin-Williams Co.	2,632	887,695
Visa, Inc. Class A	9,111	907,091

TOTAL UNITED STATES OF AMERICA		19,229,356

TOTAL COMMON STOCKS
(Cost $164,461,159)		164,510,197

Nonconvertible Preferred Stocks - 0.8%
Brazil - 0.7%
Itau Unibanco Holding SA sponsored ADR	103,467	1,232,292
Germany - 0.1%
Jungheinrich AG	1,500	59,628
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,278,042)		1,291,920

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.11% (b)
(Cost $2,266,929)	2,266,475	2,266,929
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $168,006,130)		168,069,046
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(364,694)
NET ASSETS - 100%		$167,704,352

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$291
Total	$291

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$14,721,564	$11,407,403	$3,314,161	$--
Consumer Staples	26,808,801	14,659,096	12,149,705	--
Financials	18,172,258	15,538,486	2,633,772	--
Health Care	13,238,245	11,206,289	2,031,956	--
Industrials	37,512,072	34,914,999	2,597,073	--
Information Technology	34,921,657	28,846,304	6,075,353	--
Materials	11,712,969	10,588,883	1,124,086	--
Real Estate	6,665,708	6,665,708	--	--
Telecommunication Services	1,082,008	12,488	1,069,520	--
Utilities	966,835	966,835	--	--
Money Market Funds	2,266,929	2,266,929	--	--
Total Investments in Securities:	$168,069,046	$137,073,420	$30,995,626	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $168,006,868. Net unrealized appreciation aggregated $62,178, of which $949,421 related to appreciated investment securities and $887,243 related to depreciated investment securities.

During the period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $165,479,456 in exchange for 16,003,816 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Discovery Fund

July 31, 2017

IGI-QTLY-0917
1.804822.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
Australia - 2.2%
Altium Ltd.	1,569,213	$10,984
Australia & New Zealand Banking Group Ltd.	2,498,457	59,223
Bapcor Ltd.	8,624,274	38,982
Magellan Financial Group Ltd.	1,204,177	25,442
Ramsay Health Care Ltd.	1,002,986	56,633
Spark Infrastructure Group unit	18,522,715	37,045

TOTAL AUSTRALIA		228,309

Austria - 1.0%
Erste Group Bank AG	1,238,700	51,492
Wienerberger AG	2,081,200	47,895

TOTAL AUSTRIA		99,387

Bailiwick of Jersey - 1.6%
Glencore Xstrata PLC	19,596,828	86,398
Randgold Resources Ltd. sponsored ADR (a)	189,614	17,623
Shire PLC	552,000	30,858
Wolseley PLC	503,038	30,035

TOTAL BAILIWICK OF JERSEY		164,914

Belgium - 1.6%
Anheuser-Busch InBev SA NV	423,027	51,031
KBC Groep NV	1,297,261	107,499

TOTAL BELGIUM		158,530

Canada - 1.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	725,100	34,384
Cenovus Energy, Inc.	3,404,200	28,588
Constellation Software, Inc.	94,700	51,017
Franco-Nevada Corp.	227,700	16,499
PrairieSky Royalty Ltd. (a)	1,763,973	43,804
Suncor Energy, Inc.	676,200	22,058

TOTAL CANADA		196,350

Cayman Islands - 2.5%
Alibaba Group Holding Ltd. sponsored ADR (b)	588,500	91,188
ASM Pacific Technology Ltd.	742,500	9,620
Ctrip.com International Ltd. ADR (b)	254,000	15,171
FIT Hon Teng Ltd.	28,583,000	14,235
JD.com, Inc. sponsored ADR (b)	1,254,600	56,670
New Oriental Education & Technology Group, Inc. sponsored ADR	883,400	70,372

TOTAL CAYMAN ISLANDS		257,256

China - 1.2%
Kweichow Moutai Co. Ltd. (A Shares)	607,482	43,459
Qingdao Port International Co. Ltd.	11,154,000	6,312
Shanghai International Airport Co. Ltd. (A Shares)	5,861,900	32,636
Wuliangye Yibin Co. Ltd. Class A	5,069,000	42,020

TOTAL CHINA		124,427

Denmark - 1.1%
Nets A/S (c)	1,621,800	39,085
Novo Nordisk A/S Series B	966,145	41,090
Novozymes A/S Series B	595,300	27,499

TOTAL DENMARK		107,674

Finland - 0.5%
Sampo Oyj (A Shares) (a)	929,800	50,885
France - 8.5%
ALTEN	336,259	29,039
Altran Technologies SA	1,492,300	26,243
Amundi SA	893,458	69,066
Atos Origin SA	252,720	38,428
AXA SA	1,278,800	37,767
BNP Paribas SA	774,100	60,087
Capgemini SA	486,200	52,952
Cegedim SA (b)	536,390	20,510
Havas SA	34,661	379
Kaufman & Broad SA	454,247	19,703
Maisons du Monde SA	1,122,200	41,601
Rexel SA	1,540,100	24,403
Rubis (a)	750,258	47,747
Societe Generale Series A	793,400	46,521
Sodexo SA	386,500	45,676
Total SA (a)	3,838,695	195,218
VINCI SA	1,321,700	118,353

TOTAL FRANCE		873,693

Germany - 6.8%
adidas AG	360,212	82,299
Aumann AG	133,851	8,897
Axel Springer Verlag AG	604,902	38,482
Deutsche Borse AG	164,581	17,225
Deutsche Post AG	2,254,367	87,534
Deutsche Telekom AG	1,845,500	33,715
Fresenius SE & Co. KGaA	429,100	36,284
Henkel AG & Co. KGaA	333,900	42,057
MTU Aero Engines Holdings AG	198,800	29,170
Nexus AG	614,500	18,914
Rational AG	91,805	57,714
Rheinmetall AG	313,900	31,363
SAP AG	1,619,106	171,439
Wirecard AG (a)	579,300	44,363

TOTAL GERMANY		699,456

Hong Kong - 1.2%
AIA Group Ltd.	9,260,800	72,976
Techtronic Industries Co. Ltd.	10,229,000	45,508

TOTAL HONG KONG		118,484

India - 4.0%
Avenue Supermarts Ltd.	595,148	8,528
Bharat Petroleum Corp. Ltd.	2,346,111	17,223
Bharti Infratel Ltd.	10,494,112	65,633
HDFC Bank Ltd.	1,034,409	29,612
HDFC Bank Ltd. sponsored ADR	960,784	92,985
Housing Development Finance Corp. Ltd.	4,668,096	130,140
Kotak Mahindra Bank Ltd.	1,211,049	19,278
Petronet LNG Ltd.	6,098,248	19,379
PNB Housing Finance Ltd.	838,105	19,610
PVR Ltd.	442,801	9,249

TOTAL INDIA		411,637

Indonesia - 0.6%
PT Bank Central Asia Tbk	16,688,600	23,422
PT Bank Rakyat Indonesia Tbk	32,624,300	36,177

TOTAL INDONESIA		59,599

Ireland - 2.9%
Allied Irish Banks PLC	2,202,142	12,904
Cairn Homes PLC (b)	19,161,470	35,499
CRH PLC	2,162,910	75,920
DCC PLC (United Kingdom)	366,900	32,264
Green REIT PLC	9,492,200	16,563
James Hardie Industries PLC CDI	1,790,532	27,445
Kerry Group PLC Class A	571,300	51,636
Ryanair Holdings PLC sponsored ADR (b)	355,466	40,285

TOTAL IRELAND		292,516

Isle of Man - 0.8%
Paysafe Group PLC (b)	10,788,425	83,982
Israel - 0.6%
Frutarom Industries Ltd.	888,900	62,950
Italy - 0.9%
De Longhi SpA	734,500	24,155
Intesa Sanpaolo SpA	19,086,200	65,703

TOTAL ITALY		89,858

Japan - 17.1%
ACOM Co. Ltd. (a)(b)	2,209,000	9,417
AEON Financial Service Co. Ltd.	952,400	20,742
Aozora Bank Ltd.	3,692,000	14,199
Daito Trust Construction Co. Ltd.	240,300	40,629
Hoya Corp.	1,466,200	82,802
Investors Cloud Co. Ltd. (a)	276,000	14,145
KDDI Corp.	3,906,500	103,510
Keyence Corp.	196,720	91,040
Komatsu Ltd.	1,572,500	42,171
Misumi Group, Inc.	2,740,700	68,017
Mitsubishi UFJ Financial Group, Inc.	13,323,000	84,523
Monex Group, Inc.	12,015,949	34,006
Morinaga & Co. Ltd.	578,200	33,146
Nidec Corp.	324,300	35,770
Nintendo Co. Ltd.	119,100	40,448
Nitori Holdings Co. Ltd.	490,500	69,229
Olympus Corp.	2,074,600	75,461
OMRON Corp.	669,400	33,456
ORIX Corp.	6,971,900	110,765
Panasonic Corp.	6,185,200	85,191
Recruit Holdings Co. Ltd.	951,600	16,478
Relo Holdings Corp.	2,808,700	56,380
Renesas Electronics Corp. (b)	6,360,600	59,945
SMC Corp.	135,700	43,217
SMS Co., Ltd.	1,148,500	36,358
SoftBank Corp.	816,200	65,784
Sony Corp.	2,969,500	122,000
Start Today Co. Ltd.	2,481,900	70,127
Sundrug Co. Ltd.	992,900	37,016
Tsuruha Holdings, Inc.	554,900	58,286
VT Holdings Co. Ltd.	3,872,500	19,811
Welcia Holdings Co. Ltd.	1,924,800	73,242

TOTAL JAPAN		1,747,311

Luxembourg - 0.8%
Eurofins Scientific SA	144,039	80,209
Marshall Islands - 0.1%
Hoegh LNG Partners LP	715,655	14,063
Netherlands - 5.8%
ASML Holding NV (Netherlands)	628,800	94,824
Basic-Fit NV (b)	579,100	10,859
IMCD Group BV	1,603,400	89,847
ING Groep NV (Certificaten Van Aandelen)	4,861,400	90,830
Intertrust NV	1,562,660	26,832
Koninklijke Philips Electronics NV	3,380,026	129,171
Takeaway.com Holding BV (c)	378,700	17,302
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,239,451	130,510
Van Lanschot NV (Bearer)	223,700	6,638

TOTAL NETHERLANDS		596,813

New Zealand - 0.9%
EBOS Group Ltd.	3,154,998	42,863
Fisher & Paykel Healthcare Corp.	1,309,267	10,786
Ryman Healthcare Group Ltd.	6,393,204	42,347

TOTAL NEW ZEALAND		95,996

Norway - 1.8%
Schibsted ASA (A Shares) (a)	1,355,900	34,609
Statoil ASA	7,740,552	145,477

TOTAL NORWAY		180,086

Philippines - 0.3%
SM Investments Corp.	2,042,375	32,685
Romania - 0.3%
Banca Transilvania SA	37,524,532	28,248
South Africa - 1.6%
Aspen Pharmacare Holdings Ltd.	656,700	13,766
EOH Holdings Ltd.	3,062,767	25,041
Naspers Ltd. Class N	582,900	128,853

TOTAL SOUTH AFRICA		167,660

Spain - 4.4%
Amadeus IT Holding SA Class A	790,100	48,693
Atresmedia Corporacion de Medios de Comunicacion SA	1,719,200	20,189
CaixaBank SA	18,391,133	95,793
Grifols SA ADR	2,461,958	51,578
Hispania Activos Inmobiliarios SA	1,424,325	25,696
Inditex SA	1,914,170	75,982
Masmovil Ibercom SA (a)(b)	151,637	13,463
Mediaset Espana Comunicacion SA	2,836,600	35,762
Neinor Homes SLU	2,130,500	49,332
Prosegur Cash SA	12,570,400	34,226

TOTAL SPAIN		450,714

Sweden - 3.7%
ASSA ABLOY AB (B Shares)	3,079,800	65,992
Com Hem Holding AB	847,200	12,382
Essity AB Class B (b)	2,669,400	77,399
HEXPOL AB (B Shares)	1,872,700	19,170
Indutrade AB	1,342,200	33,132
Nordea Bank AB	4,487,200	56,633
Saab AB (B Shares)	974,400	45,221
Svenska Cellulosa AB (SCA) (B Shares)	4,118,900	34,104
Svenska Handelsbanken AB (A Shares)	2,492,700	37,110

TOTAL SWEDEN		381,143

Switzerland - 5.2%
ABB Ltd. (Reg.)	3,695,570	86,574
Credit Suisse Group AG	3,492,359	53,683
Forbo Holding AG (Reg.)	18,320	27,794
Julius Baer Group Ltd.	868,620	49,170
Kaba Holding AG (B Shares) (Reg.)	41,400	36,907
Nestle SA (Reg. S)	821,706	69,360
Partners Group Holding AG	108,016	70,153
Schindler Holding AG (participation certificate)	170,348	36,749
Swatch Group AG (Bearer)	102,720	40,782
UBS Group AG	3,179,340	55,304

TOTAL SWITZERLAND		526,476

Taiwan - 0.9%
Largan Precision Co. Ltd.	301,000	54,891
Taiwan Semiconductor Manufacturing Co. Ltd.	5,743,000	40,571

TOTAL TAIWAN		95,462

United Kingdom - 13.1%
BAE Systems PLC	4,102,004	32,554
Barclays PLC	11,768,888	31,555
BCA Marketplace PLC	7,762,300	19,869
BHP Billiton PLC	1,495,802	27,274
Booker Group PLC	17,550,700	44,576
British American Tobacco PLC (United Kingdom)	1,205,329	74,978
Bunzl PLC	1,648,472	49,764
Cineworld Group PLC	2,055,200	18,697
CMC Markets PLC	12,077,600	25,337
Compass Group PLC	1,853,606	39,546
Countryside Properties PLC	3,344,076	15,871
Cranswick PLC	891,546	34,136
Diploma PLC	2,312,600	32,953
GlaxoSmithKline PLC	3,541,775	70,506
Hastings Group Holdings PLC	3,610,729	14,621
Imperial Tobacco Group PLC	858,381	35,335
Jiangsu Yanghe Brewery JSC Ltd. ELS (HSBC Warrant Program) warrants 9/19/19 (b)(c)	2,466,200	32,777
John Wood Group PLC	2,221,100	17,891
LivaNova PLC (b)	607,800	37,039
London Stock Exchange Group PLC	1,147,436	56,742
Melrose Industries PLC	31,351,830	96,134
Micro Focus International PLC	3,845,400	113,294
Moneysupermarket.com Group PLC	5,210,600	22,831
NCC Group Ltd. (a)	9,151,300	23,424
Reckitt Benckiser Group PLC	762,421	74,128
Rex Bionics PLC (b)(d)	1,297,286	30
Rio Tinto PLC	1,095,700	51,352
Senior Engineering Group PLC	7,132,100	23,375
Softcat PLC	465,233	2,455
Spirax-Sarco Engineering PLC	522,100	38,301
St. James's Place Capital PLC	2,395,598	38,466
Standard Chartered PLC (United Kingdom) (b)	9,043,920	101,033
Zpg PLC	8,675,409	41,539

TOTAL UNITED KINGDOM		1,338,383

United States of America - 1.4%
British American Tobacco PLC sponsored ADR	423,000	26,446
Global Payments, Inc.	378,000	35,672
Monsanto Co.	287,400	33,574
MSCI, Inc.	401,800	43,776

TOTAL UNITED STATES OF AMERICA		139,468

TOTAL COMMON STOCKS
(Cost $7,687,052)		9,954,624

Convertible Preferred Stocks - 0.4%
Cayman Islands - 0.4%
China Internet Plus Holdings Ltd. Series A-11 (b)(e)
(Cost $18,833)	5,958,244	33,724
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.96% to 0.99% 8/31/17 to 9/14/17 (f)
(Cost $1,699)	1,700	1,699
	Shares	Value (000s)

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 1.11% (g)	247,965,079	248,015
Fidelity Securities Lending Cash Central Fund 1.11% (g)(h)	60,724,011	60,730
TOTAL MONEY MARKET FUNDS
(Cost $308,753)		308,745
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $8,016,337)		10,298,792
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(67,391)
NET ASSETS - 100%		$10,231,401

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
335 TSE TOPIX Index Contracts (Japan)	Sept. 2017	49,212	$427

The face value of futures purchased as a percentage of Net Assets is 0.5%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $89,164,000 or 0.9% of net assets.

 (d) Affiliated company

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,724,000 or 0.4% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,699,000.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$18,833

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$964
Fidelity Securities Lending Cash Central Fund	3,320
Total	$4,284

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hoegh LNG Partners LP	$12,739	$--	$--	$898	$--
Rex Bionics PLC	357	--	--	--	30
Total	$13,096	$--	$--	$898	$30

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,467,803	$1,022,053	$412,026	$33,724
Consumer Staples	1,033,145	633,138	400,007	--
Energy	503,701	163,006	340,695	--
Financials	2,223,761	1,605,827	617,934	--
Health Care	711,676	569,192	142,454	30
Industrials	1,560,810	1,154,506	406,304	--
Information Technology	1,427,057	1,079,775	347,282	--
Materials	527,703	373,157	154,546	--
Real Estate	153,413	153,413	--	--
Telecommunication Services	294,487	91,478	203,009	--
Utilities	84,792	84,792	--	--
Government Obligations	1,699	--	1,699	--
Money Market Funds	308,745	308,745	--	--
Total Investments in Securities:	$10,298,792	$7,239,082	$3,025,956	$33,754
Derivative Instruments:
Assets
Futures Contracts	$427	$427	$--	$--
Total Assets	$427	$427	$--	$--
Total Derivative Instruments:	$427	$427	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$583,224
Level 2 to Level 1	$249,104

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $8,020,024,000. Net unrealized appreciation aggregated $2,278,768,000, of which $2,437,462,000 related to appreciated investment securities and $158,694,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Growth Fund

July 31, 2017

IGF-QTLY-0917
1.863103.109

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 3.6%
CSL Ltd.	622,718	$62,769,974
Transurban Group unit	1,592,833	14,539,380

TOTAL AUSTRALIA		77,309,354

Austria - 1.8%
Andritz AG	459,121	28,137,380
BUWOG-Gemeinnuetzige Wohnung	402,871	11,844,276

TOTAL AUSTRIA		39,981,656

Belgium - 4.1%
Anheuser-Busch InBev SA NV	611,591	73,777,778
KBC Groep NV	191,133	15,838,427

TOTAL BELGIUM		89,616,205

Brazil - 0.1%
Itau Unibanco Holding SA	167,700	1,778,991
Canada - 1.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	195,200	9,256,245
Franco-Nevada Corp.	149,600	10,838,875
Pason Systems, Inc.	280,500	4,094,726
PrairieSky Royalty Ltd.	194,500	4,829,934

TOTAL CANADA		29,019,780

Cayman Islands - 1.9%
58.com, Inc. ADR (a)	150,570	7,686,599
Alibaba Group Holding Ltd. sponsored ADR (a)	162,700	25,210,365
China Biologic Products Holdings, Inc. (a)	73,166	7,280,017

TOTAL CAYMAN ISLANDS		40,176,981

Denmark - 1.3%
Jyske Bank A/S (Reg.)	209,100	13,104,011
Novo Nordisk A/S Series B sponsored ADR	361,200	15,314,880

TOTAL DENMARK		28,418,891

Finland - 0.3%
Tikkurila Oyj	298,300	6,366,890
France - 0.8%
Essilor International SA	142,220	18,031,360
Germany - 5.0%
Bayer AG	357,500	45,346,791
SAP AG	605,929	64,158,930

TOTAL GERMANY		109,505,721

Hong Kong - 2.4%
AIA Group Ltd.	6,658,800	52,472,108
India - 1.1%
Housing Development Finance Corp. Ltd.	863,429	24,071,211
Ireland - 3.1%
CRH PLC sponsored ADR	1,147,666	40,248,647
James Hardie Industries PLC CDI	1,785,702	27,371,240

TOTAL IRELAND		67,619,887

Isle of Man - 0.6%
Playtech Ltd.	973,978	12,343,064
Israel - 0.2%
Azrieli Group	91,600	5,002,794
Italy - 1.1%
Azimut Holding SpA	234,600	5,260,007
Interpump Group SpA	570,526	17,377,751

TOTAL ITALY		22,637,758

Japan - 12.4%
Astellas Pharma, Inc.	1,026,500	13,073,024
DENSO Corp.	421,200	20,272,005
East Japan Railway Co.	230,000	21,592,816
Hoya Corp.	461,800	26,079,793
Keyence Corp.	111,924	51,797,020
Komatsu Ltd.	716,800	19,222,820
Misumi Group, Inc.	888,200	22,042,861
Mitsui Fudosan Co. Ltd.	622,300	14,306,493
Nintendo Co. Ltd.	29,900	10,154,477
Olympus Corp.	475,800	17,306,526
OSG Corp.	519,300	10,970,563
SHO-BOND Holdings Co. Ltd.	207,600	10,978,348
USS Co. Ltd.	1,551,300	31,336,978

TOTAL JAPAN		269,133,724

Kenya - 0.6%
Safaricom Ltd.	50,523,700	11,904,507
Korea (South) - 1.2%
BGFretail Co. Ltd.	199,889	16,491,800
NAVER Corp.	12,167	8,723,811

TOTAL KOREA (SOUTH)		25,215,611

Mexico - 0.5%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	107,455	10,840,060
Netherlands - 2.3%
ASML Holding NV (Netherlands)	332,700	50,171,527
New Zealand - 0.3%
Auckland International Airport Ltd.	1,415,434	7,398,417
South Africa - 2.3%
Clicks Group Ltd.	1,035,738	11,730,570
Naspers Ltd. Class N	173,400	38,330,854

TOTAL SOUTH AFRICA		50,061,424

Spain - 4.7%
Amadeus IT Holding SA Class A	553,300	34,099,120
Hispania Activos Inmobiliarios SA	381,324	6,879,509
Inditex SA	1,149,695	45,636,460
Merlin Properties Socimi SA	429,900	5,791,460
Prosegur Compania de Seguridad SA (Reg.)	1,524,549	10,449,567

TOTAL SPAIN		102,856,116

Sweden - 5.5%
ASSA ABLOY AB (B Shares)	2,069,083	44,334,930
Atlas Copco AB (A Shares)	788,000	28,500,180
Essity AB Class B (a)	404,700	11,734,285
Fagerhult AB	1,081,632	14,234,115
Svenska Cellulosa AB (SCA) (B Shares)	393,600	3,258,956
Svenska Handelsbanken AB (A Shares)	1,191,020	17,731,502

TOTAL SWEDEN		119,793,968

Switzerland - 8.3%
Nestle SA (Reg. S)	1,285,495	108,508,049
Roche Holding AG (participation certificate)	195,991	49,618,901
Schindler Holding AG:
(participation certificate)	86,706	18,705,074
(Reg.)	18,350	3,859,962

TOTAL SWITZERLAND		180,691,986

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,051,000	21,553,667
Turkey - 0.2%
Tupras Turkiye Petrol Rafinelleri A/S	143,012	4,404,933
United Kingdom - 11.6%
BAE Systems PLC	2,314,000	18,364,346
Berendsen PLC	715,473	12,035,937
British American Tobacco PLC (United Kingdom)	728,900	45,341,764
Elementis PLC	1,307,100	5,111,678
Howden Joinery Group PLC	844,500	4,734,377
Informa PLC	2,346,377	21,531,357
InterContinental Hotel Group PLC ADR	635,622	36,077,905
Prudential PLC	1,614,504	39,394,699
Reckitt Benckiser Group PLC	535,645	52,079,341
Rightmove PLC	93,000	5,163,393
Shaftesbury PLC	393,933	5,109,194
Spectris PLC	186,300	6,046,784

TOTAL UNITED KINGDOM		250,990,775

United States of America - 17.4%
Alphabet, Inc. Class A (a)	36,736	34,733,888
Autoliv, Inc. (b)	193,169	20,937,588
Berkshire Hathaway, Inc. Class B (a)	150,284	26,295,191
Domino's Pizza, Inc.	23,590	4,399,535
Martin Marietta Materials, Inc.	95,100	21,533,493
MasterCard, Inc. Class A	358,400	45,803,520
Mohawk Industries, Inc. (a)	87,200	21,711,928
Molson Coors Brewing Co. Class B	122,000	10,855,560
Moody's Corp.	98,000	12,899,740
MSCI, Inc.	153,000	16,669,350
Philip Morris International, Inc.	296,708	34,628,791
PPG Industries, Inc.	89,100	9,377,775
PriceSmart, Inc.	88,800	7,481,400
ResMed, Inc.	212,800	16,411,136
S&P Global, Inc.	123,400	18,953,006
Sherwin-Williams Co.	61,000	20,573,470
Visa, Inc. Class A	559,860	55,739,662

TOTAL UNITED STATES OF AMERICA		379,005,033

TOTAL COMMON STOCKS
(Cost $1,672,109,793)		2,108,374,399

Nonconvertible Preferred Stocks - 0.4%
Brazil - 0.4%
Itau Unibanco Holding SA
(Cost $9,036,706)	709,300	8,488,809

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 1.11% (c)	49,751,006	49,760,956
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	20,695,268	20,697,338
TOTAL MONEY MARKET FUNDS
(Cost $70,456,803)		70,458,294
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $1,751,603,302)		2,187,321,502
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(14,226,659)
NET ASSETS - 100%		$2,173,094,843

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$282,107
Fidelity Securities Lending Cash Central Fund	277,474
Total	$559,581

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$240,234,610	$156,267,296	$83,967,314	$--
Consumer Staples	392,725,643	113,018,711	279,706,932	--
Energy	13,329,593	13,329,593	--	--
Financials	252,957,052	213,562,353	39,394,699	--
Health Care	271,232,402	208,540,477	62,691,925	--
Industrials	307,478,824	259,755,824	47,723,000	--
Information Technology	433,385,827	287,347,226	146,038,601	--
Materials	144,681,024	144,681,024	--	--
Real Estate	48,933,726	48,933,726	--	--
Telecommunication Services	11,904,507	11,904,507	--	--
Money Market Funds	70,458,294	70,458,294	--	--
Total Investments in Securities:	$2,187,321,502	$1,527,799,031	$659,522,471	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$130,109,549
Level 2 to Level 1	$90,408,237

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $1,756,253,532. Net unrealized appreciation aggregated $431,067,970, of which $449,892,301 related to appreciated investment securities and $18,824,331 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Small Cap Fund

July 31, 2017

ISC-QTLY-0917
1.804839.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
Australia - 5.4%
Aub Group Ltd.	631,614	$6,518,256
Austal Ltd.	3,859,766	5,573,502
Challenger Ltd.	517,919	5,324,207
GUD Holdings Ltd.	848,169	8,108,496
Imdex Ltd. (a)	15,714,880	9,177,490
Life Healthcare Group Ltd.	2,135,290	3,997,263
Nanosonics Ltd. (a)	2,627,326	4,960,391
Pact Group Holdings Ltd.	1,904,963	8,732,350
Programmed Maintenance Services Ltd.	3,809,140	9,080,990
Reckon Ltd.	3,766,918	4,520,302
Servcorp Ltd.	1,226,106	5,865,691
Sigma Healthcare Ltd.	10,572,099	8,119,372
SomnoMed Ltd. (a)(b)	1,146,916	2,862,702

TOTAL AUSTRALIA		82,841,012

Austria - 3.2%
Andritz AG	157,932	9,678,914
BUWOG-Gemeinnuetzige Wohnung	389,366	11,447,233
IMMOFINANZ Immobilien Anlagen AG (b)	4,244,143	10,329,789
RHI AG	268,710	10,153,717
Wienerberger AG	340,300	7,831,348

TOTAL AUSTRIA		49,441,001

Bailiwick of Jersey - 0.6%
IWG PLC	2,272,700	9,835,409
Belgium - 0.5%
Barco NV	82,783	8,291,654
Bermuda - 1.4%
BW Offshore Ltd. (a)	1,659,938	5,108,898
Hiscox Ltd.	517,516	8,862,882
Petra Diamonds Ltd. (a)	5,990,374	7,548,033

TOTAL BERMUDA		21,519,813

Brazil - 0.9%
Banco ABC Brasil SA rights 8/3/17	52,926	50,849
Estacio Participacoes SA	1,776,100	11,619,106
MAHLE Metal Leve SA	327,973	1,789,030

TOTAL BRAZIL		13,458,985

British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	3,867,985	4,210,321
Canada - 5.0%
AutoCanada, Inc. (b)	534,084	8,601,890
Dorel Industries, Inc. Class B (sub. vtg.)	289,803	7,656,796
Genesis Land Development Corp.	2,038,722	5,903,177
Lassonde Industries, Inc. Class A (sub. vtg.)	47,069	9,053,255
McCoy Global, Inc. (a)	1,341,670	2,163,029
North West Co., Inc.	310,000	7,593,664
Open Text Corp.	272,096	9,100,785
TransForce, Inc.	293,800	6,906,981
Western Forest Products, Inc.	4,692,600	9,334,388
Whitecap Resources, Inc.	1,419,853	10,488,748

TOTAL CANADA		76,802,713

Cayman Islands - 3.6%
AMVIG Holdings Ltd.	17,384,000	5,052,194
Best Pacific International Holdings Ltd.	11,670,000	6,379,743
China High Precision Automation Group Ltd. (a)	712,000	1
China Metal Recycling (Holdings) Ltd. (a)	436,800	1
Haitian International Holdings Ltd.	2,192,000	6,286,270
Pico Far East Holdings Ltd.	18,482,000	7,619,199
SITC International Holdings Co. Ltd.	14,902,000	12,401,162
Value Partners Group Ltd. (b)	8,445,000	7,860,290
Xingda International Holdings Ltd.	21,546,629	9,323,962

TOTAL CAYMAN ISLANDS		54,922,822

Chile - 0.7%
Quinenco SA	2,209,618	6,290,265
Vina San Pedro SA	394,698,308	4,415,975

TOTAL CHILE		10,706,240

China - 0.5%
Qingdao Port International Co. Ltd.	14,182,000	8,025,355
Denmark - 1.2%
Jyske Bank A/S (Reg.)	156,703	9,820,362
Scandinavian Tobacco Group A/S	572,280	9,237,008

TOTAL DENMARK		19,057,370

Finland - 3.2%
Amer Group PLC (A Shares)	410,145	11,021,523
Asiakastieto Group Oyj	388,223	10,069,362
Cramo Oyj (B Shares)	249,810	7,156,547
Olvi PLC (A Shares)	188,838	6,646,035
Oriola-KD Oyj	1,846,700	7,913,767
Tikkurila Oyj	290,965	6,210,332

TOTAL FINLAND		49,017,566

France - 3.8%
Altarea SCA	45,330	10,249,376
Elis SA (b)	347,500	8,406,356
Maisons du Monde SA	175,000	6,487,372
Rexel SA	434,400	6,883,139
The Vicat Group	132,456	9,674,647
Thermador Groupe SA	58,474	6,437,601
Wendel SA	69,635	10,485,594

TOTAL FRANCE		58,624,085

Germany - 0.7%
Axel Springer Verlag AG	73,200	4,656,795
mutares AG	13,692	213,386
SHW Group	143,839	6,058,442

TOTAL GERMANY		10,928,623

Greece - 0.6%
Mytilineos Holdings SA (a)	977,916	9,724,318
Hong Kong - 2.4%
Dah Sing Banking Group Ltd.	4,432,800	9,500,316
Far East Horizon Ltd.	7,468,000	6,367,706
Magnificent Hotel Investment Ltd.	182,038,000	5,290,447
Sino Land Ltd.	5,906,440	9,754,836
Techtronic Industries Co. Ltd.	1,517,000	6,749,085

TOTAL HONG KONG		37,662,390

India - 0.4%
Torrent Pharmaceuticals Ltd.	300,063	6,162,325
Indonesia - 0.7%
PT ACE Hardware Indonesia Tbk	71,443,900	5,951,871
PT Media Nusantara Citra Tbk	38,452,100	5,194,670

TOTAL INDONESIA		11,146,541

Ireland - 1.8%
C&C Group PLC	964,293	3,493,082
Mincon Group PLC	5,972,545	7,070,299
Origin Enterprises PLC	920,300	7,168,588
United Drug PLC (United Kingdom)	872,449	9,749,895

TOTAL IRELAND		27,481,864

Isle of Man - 0.9%
Paysafe Group PLC (a)	1,738,800	13,535,619
Israel - 0.8%
Frutarom Industries Ltd.	173,789	12,307,360
Italy - 1.0%
Banca Generali SpA	275,700	9,791,210
Banco di Desio e della Brianza SpA	2,030,745	5,990,758

TOTAL ITALY		15,781,968

Japan - 20.4%
A/S One Corp.	148,300	7,411,973
Aeon Delight Co. Ltd.	275,900	9,222,110
Arc Land Sakamoto Co. Ltd.	629,500	8,627,824
Aucnet, Inc.	298,900	3,836,396
Broadleaf Co. Ltd.	819,600	5,516,288
Central Automotive Products Ltd.	339,100	4,786,064
Daiwa Industries Ltd.	509,000	5,812,790
Dexerials Corp.	882,500	10,678,534
Fuji Corp.	149,100	2,754,925
Funai Soken Holdings, Inc.	198,120	5,164,832
GMO Internet, Inc.	727,900	9,395,453
Iida Group Holdings Co. Ltd.	730,451	12,489,457
Isuzu Motors Ltd.	611,200	8,404,728
Japan Meat Co. Ltd.	389,600	6,410,580
JSR Corp.	870,300	15,377,974
Kaken Pharmaceutical Co. Ltd.	101,500	5,413,579
Kirindo Holdings Co. Ltd.	301,900	3,094,444
Kotobuki Spirits Co. Ltd. (b)	137,000	5,057,735
Meitec Corp.	198,300	9,299,388
Minebea Mitsumi, Inc.	348,900	5,769,375
Mitani Shoji Co. Ltd.	251,100	9,896,408
Morinaga & Co. Ltd.	169,000	9,688,240
Nihon Parkerizing Co. Ltd.	638,500	9,168,175
Nitori Holdings Co. Ltd.	33,800	4,770,538
Otsuka Corp.	106,000	6,951,608
PALTAC Corp.	306,800	11,131,571
Paramount Bed Holdings Co. Ltd.	257,100	11,730,355
Renesas Electronics Corp. (a)	710,500	6,696,081
Ricoh Leasing Co. Ltd.	186,900	6,535,439
S Foods, Inc.	383,000	14,278,471
San-Ai Oil Co. Ltd.	631,700	6,423,291
Shinsei Bank Ltd.	6,033,000	9,959,690
Ship Healthcare Holdings, Inc.	321,500	9,886,027
TKC Corp.	242,200	7,052,129
Toshiba Plant Systems & Services Corp.	710,900	11,581,264
Tsuruha Holdings, Inc.	95,100	9,989,188
VT Holdings Co. Ltd.	1,312,400	6,714,079
Welcia Holdings Co. Ltd.	212,300	8,078,357
Yamada Consulting Group Co. Ltd.	170,395	10,741,941

TOTAL JAPAN		315,797,301

Korea (South) - 1.9%
BGFretail Co. Ltd.	60,181	4,965,221
Hy-Lok Corp.	132,477	2,726,582
Hyundai Fire & Marine Insurance Co. Ltd.	213,001	8,634,649
Hyundai Mipo Dockyard Co. Ltd. (a)	63,919	6,135,439
NS Shopping Co. Ltd.	429,528	6,404,941

TOTAL KOREA (SOUTH)		28,866,832

Luxembourg - 0.3%
SAF-Holland SA	285,100	5,042,271
Mexico - 1.0%
Credito Real S.A.B. de CV	4,347,400	7,704,562
Genomma Lab Internacional SA de CV (a)	6,441,800	8,282,702

TOTAL MEXICO		15,987,264

Netherlands - 2.8%
Amsterdam Commodities NV	276,455	8,214,412
Arcadis NV	238,489	4,879,958
Basic-Fit NV (a)	360,300	6,756,127
BinckBank NV (b)	1,059,659	5,834,328
IMCD Group BV	142,000	7,956,995
Philips Lighting NV	266,300	10,119,395

TOTAL NETHERLANDS		43,761,215

New Zealand - 1.2%
Air New Zealand Ltd.	3,193,132	8,033,441
EBOS Group Ltd.	708,252	9,622,021

TOTAL NEW ZEALAND		17,655,462

Norway - 0.8%
ABG Sundal Collier ASA	9,028,610	6,258,027
Ekornes A/S	441,497	6,401,071

TOTAL NORWAY		12,659,098

Philippines - 0.3%
Century Pacific Food, Inc.	10,595,200	3,878,701
Romania - 0.4%
Banca Transilvania SA	8,666,544	6,523,979
Singapore - 1.5%
Boustead Singapore Ltd.	4,866,005	3,411,213
Hour Glass Ltd.	8,087,500	3,998,543
Mapletree Industrial (REIT)	4,875,994	6,674,515
Wing Tai Holdings Ltd.	6,127,200	9,223,693

TOTAL SINGAPORE		23,307,964

South Africa - 0.5%
Clicks Group Ltd.	726,051	8,223,115
Spain - 0.7%
Hispania Activos Inmobiliarios SA	585,285	10,559,192
Sweden - 1.5%
Addlife AB	99,154	2,044,780
AddTech AB (B Shares)	281,419	5,489,793
Coor Service Management Holding AB	631,700	4,537,962
Granges AB	979,621	10,828,999

TOTAL SWEDEN		22,901,534

Switzerland - 0.8%
Daetwyler Holdings AG	15,235	2,490,980
Vontobel Holdings AG	145,334	9,671,899

TOTAL SWITZERLAND		12,162,879

Taiwan - 3.2%
King's Town Bank	5,243,000	5,414,010
Lumax International Corp. Ltd.	3,315,000	5,847,838
Makalot Industrial Co. Ltd.	1,782,540	7,964,484
Test Research, Inc.	3,328,000	3,965,248
Tripod Technology Corp.	2,903,000	9,473,458
United Microelectronics Corp.	6,636,000	3,043,941
Yageo Corp.	2,411,000	9,176,554
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	1,624,000	4,423,545

TOTAL TAIWAN		49,309,078

Thailand - 1.6%
Delta Electronics PCL (For. Reg.)	2,858,000	7,622,421
Star Petroleum Refining PCL	19,548,000	9,046,600
TISCO Financial Group PCL	3,290,000	7,291,557

TOTAL THAILAND		23,960,578

Turkey - 0.3%
Aygaz A/S	1,055,000	4,832,313
United Kingdom - 15.0%
AEW UK REIT PLC (b)	3,009,468	4,064,996
Alliance Pharma PLC	8,752,010	5,946,912
Ashmore Group PLC	1,267,607	6,020,930
Bond International Software PLC (a)	899,666	12
Cineworld Group PLC	545,576	4,963,248
Close Brothers Group PLC	364,080	7,397,654
Countrywide PLC	3,842,145	7,832,109
Diploma PLC	327,051	4,660,320
Elementis PLC	1,724,700	6,744,787
Empiric Student Property PLC	3,829,310	5,545,000
Essentra PLC	1,112,800	7,862,363
Informa PLC	1,167,898	10,717,131
ITE Group PLC	3,190,157	7,586,890
James Fisher and Sons PLC	203,600	4,217,488
Jardine Lloyd Thompson Group PLC	402,000	6,295,834
John Wood Group PLC	1,684,400	13,567,736
LivaNova PLC (a)	220,900	13,461,646
Luxfer Holdings PLC sponsored ADR	883,709	11,223,104
McColl's Retail Group PLC	3,704,481	11,412,761
Mears Group PLC	1,724,310	11,238,770
Melrose Industries PLC	2,191,441	6,719,584
Micro Focus International PLC	497,544	14,658,742
PayPoint PLC	400,111	4,730,042
Sinclair Pharma PLC (a)	14,973,382	5,803,290
Spectris PLC	230,090	7,468,086
Ten Entertainment Group PLC	2,581,000	5,278,326
The Restaurant Group PLC	761,100	3,358,029
Topps Tiles PLC	5,533,808	6,060,084
Tullett Prebon PLC	1,576,100	10,125,116
Ultra Electronics Holdings PLC	345,725	9,565,456
Volution Group PLC	2,883,400	7,237,791

TOTAL UNITED KINGDOM		231,764,237

United States of America - 0.0%
Seven Stars Cloud Group, Inc. warrants 8/30/17 (a)(c)	27,500	0
TOTAL COMMON STOCKS
(Cost $1,201,944,326)		1,448,678,367

Preferred Stocks - 1.4%
Convertible Preferred Stocks - 0.3%
India - 0.3%
PC Jeweller Ltd. 13.00% (c)	20,810,176	4,108,311
Nonconvertible Preferred Stocks - 1.1%
Brazil - 1.1%
Alpargatas SA (PN)	1,979,200	9,450,603
Banco ABC Brasil SA	1,560,419	8,191,530
		17,642,133
TOTAL PREFERRED STOCKS
(Cost $15,359,164)		21,750,444

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 1.11% (d)	69,293,241	69,307,099
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	14,291,913	14,293,342
TOTAL MONEY MARKET FUNDS
(Cost $83,591,578)		83,600,441
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $1,300,895,068)		1,554,029,252
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(8,897,261)
NET ASSETS - 100%		$1,545,131,991

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,108,311 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PC Jeweller Ltd. 13.00%	7/28/16	$3,105,681
Seven Stars Cloud Group, Inc. warrants 8/30/17	9/14/12	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$333,129
Fidelity Securities Lending Cash Central Fund	194,246
Total	$527,375

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$260,277,672	$256,169,361	$4,108,311	$--
Consumer Staples	131,661,824	131,661,824	--	--
Energy	51,015,790	51,015,790	--	--
Financials	201,882,028	201,831,179	50,849	--
Health Care	123,369,000	123,369,000	--	--
Industrials	304,199,846	304,199,846	--	--
Information Technology	151,102,707	148,058,753	3,043,941	13
Materials	144,638,024	144,638,023	--	1
Real Estate	97,449,607	97,449,607	--	--
Utilities	4,832,313	4,832,313	--	--
Money Market Funds	83,600,441	83,600,441	--	--
Total Investments in Securities:	$1,554,029,252	$1,546,826,137	$7,203,101	$14

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $1,307,287,413. Net unrealized appreciation aggregated $246,741,839, of which $309,265,052 related to appreciated investment securities and $62,523,213 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Small Cap Opportunities Fund

July 31, 2017

ILS-QTLY-0917
1.834743.111

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
Australia - 2.2%
Adelaide Brighton Ltd.	1,077,412	$4,844,044
Beacon Lighting Group Ltd.	2,681,235	2,917,184
DuluxGroup Ltd.	1,736,117	9,152,809
Imdex Ltd. (a)	3,940,102	2,301,020
Quintis Ltd. (b)	2,011,191	474,641
RCG Corp. Ltd. (b)	6,728,942	4,925,586

TOTAL AUSTRALIA		24,615,284

Austria - 1.8%
Andritz AG	172,500	10,571,719
BUWOG-Gemeinnuetzige Wohnung	318,874	9,374,791

TOTAL AUSTRIA		19,946,510

Bailiwick of Jersey - 0.5%
Integrated Diagnostics Holdings PLC	1,483,779	5,872,055
Belgium - 1.2%
KBC Ancora	257,848	13,697,666
Bermuda - 0.5%
Vostok New Ventures Ltd. (depositary receipt) (a)	701,789	5,628,185
Canada - 1.8%
McCoy Global, Inc. (a)	637,015	1,026,990
New Look Vision Group, Inc.	207,200	5,650,531
Pason Systems, Inc.	365,800	5,339,932
PrairieSky Royalty Ltd.	107,800	2,676,950
ShawCor Ltd. Class A	162,500	3,641,668
Tesco Corp. (a)	312,047	1,435,416

TOTAL CANADA		19,771,487

Cayman Islands - 1.1%
58.com, Inc. ADR (a)	87,900	4,487,295
China Biologic Products Holdings, Inc. (a)(b)	80,480	8,007,760

TOTAL CAYMAN ISLANDS		12,495,055

Denmark - 2.3%
Jyske Bank A/S (Reg.)	183,127	11,476,318
Scandinavian Tobacco Group A/S	359,393	5,800,860
Spar Nord Bank A/S	651,369	8,761,301

TOTAL DENMARK		26,038,479

Finland - 0.8%
Tikkurila Oyj	401,746	8,574,832
France - 2.5%
Elis SA (b)	456,162	11,034,993
Laurent-Perrier Group SA	51,163	4,633,357
Vetoquinol SA	101,184	6,288,535
Virbac SA (a)	32,652	5,827,006

TOTAL FRANCE		27,783,891

Germany - 4.8%
CompuGroup Medical AG	392,521	23,400,598
CTS Eventim AG	360,354	16,696,618
Fielmann AG	68,873	5,534,382
Nexus AG	281,358	8,659,862

TOTAL GERMANY		54,291,460

India - 0.6%
Jyothy Laboratories Ltd.	1,189,354	6,867,787
Ireland - 1.4%
FBD Holdings PLC (a)	240,328	2,404,027
James Hardie Industries PLC CDI	894,067	13,704,259

TOTAL IRELAND		16,108,286

Isle of Man - 1.0%
Playtech Ltd.	844,387	10,700,779
Israel - 2.1%
Azrieli Group	96,505	5,270,684
Ituran Location & Control Ltd.	300,908	9,177,694
Strauss Group Ltd.	483,344	9,256,318

TOTAL ISRAEL		23,704,696

Italy - 3.3%
Azimut Holding SpA	427,797	9,591,710
Beni Stabili SpA SIIQ	6,607,875	5,280,122
Interpump Group SpA	738,443	22,492,364

TOTAL ITALY		37,364,196

Japan - 31.4%
Ai Holdings Corp.	202,400	5,581,169
Aoki Super Co. Ltd.	318,000	3,917,130
Artnature, Inc.	535,800	3,455,520
Asahi Co. Ltd.	345,700	4,161,131
Aucnet, Inc.	14,300	183,541
Azbil Corp.	621,200	24,539,217
Broadleaf Co. Ltd.	287,300	1,933,662
Central Automotive Products Ltd.	135,400	1,911,038
Century21 Real Estate Japan Ltd.	66,500	844,483
Coca-Cola West Co. Ltd.	175,275	5,294,261
Daiichikosho Co. Ltd.	222,300	10,707,179
Daikokutenbussan Co. Ltd.	174,500	8,658,125
Funai Soken Holdings, Inc.	235,700	6,144,513
GCA Savvian Group Corp.	555,461	4,932,617
Goldcrest Co. Ltd.	534,130	11,908,853
Iwatsuka Confectionary Co. Ltd.	21,400	895,832
Kobayashi Pharmaceutical Co. Ltd.	221,900	13,807,737
Koshidaka Holdings Co. Ltd.	210,000	5,703,116
Kusuri No Aoki Holdings Co. Ltd.	132,800	7,311,860
Lasertec Corp.	702,272	10,497,930
Medikit Co. Ltd.	96,100	4,619,983
Miroku Jyoho Service Co., Ltd.	164,800	3,477,027
Misumi Group, Inc.	481,400	11,947,121
Nabtesco Corp.	266,300	8,659,672
Nagaileben Co. Ltd.	500,800	12,487,634
Nakano Refrigerators Co. Ltd.	141,500	4,473,015
ND Software Co. Ltd.	95,882	995,826
Nihon Parkerizing Co. Ltd.	1,243,000	17,848,147
NS Tool Co. Ltd. (b)	77,600	1,405,662
OBIC Co. Ltd.	336,500	21,030,296
OSG Corp. (b)	745,200	15,742,853
Paramount Bed Holdings Co. Ltd.	257,200	11,734,918
ProNexus, Inc.	502,400	5,696,403
San-Ai Oil Co. Ltd.	766,200	7,790,922
SHO-BOND Holdings Co. Ltd.	254,200	13,442,660
Shoei Co. Ltd.	314,026	9,001,063
SK Kaken Co. Ltd.	83,000	7,528,686
Software Service, Inc.	67,000	3,044,764
Techno Medica Co. Ltd.	80,791	1,431,220
The Monogatari Corp.	84,300	4,404,445
TKC Corp.	223,200	6,498,907
Tocalo Co. Ltd.	117,000	4,473,264
USS Co. Ltd.	966,500	19,523,747
Welcia Holdings Co. Ltd.	172,500	6,563,903
Workman Co. Ltd.	229,500	6,973,786
Yamada Consulting Group Co. Ltd.	135,700	8,554,719
Yamato Kogyo Co. Ltd.	113,000	3,172,343

TOTAL JAPAN		354,911,900

Korea (South) - 1.8%
BGFretail Co. Ltd.	213,473	17,612,545
Leeno Industrial, Inc.	63,110	2,795,034

TOTAL KOREA (SOUTH)		20,407,579

Mexico - 0.3%
Consorcio ARA S.A.B. de CV	11,546,078	3,878,419
Netherlands - 2.1%
Aalberts Industries NV	319,501	13,956,513
Takeaway.com Holding BV (c)	74,887	3,421,494
VastNed Retail NV	129,002	5,894,705

TOTAL NETHERLANDS		23,272,712

Norway - 0.9%
Kongsberg Gruppen ASA (b)	331,100	5,621,607
Skandiabanken ASA	436,200	4,909,632

TOTAL NORWAY		10,531,239

Philippines - 0.5%
Jollibee Food Corp.	1,309,740	5,844,039
South Africa - 0.9%
Clicks Group Ltd.	884,913	10,022,355
Spain - 2.6%
Hispania Activos Inmobiliarios SA	366,631	6,614,431
Merlin Properties Socimi SA	545,300	7,346,087
Prosegur Compania de Seguridad SA (Reg.)	2,217,090	15,196,383

TOTAL SPAIN		29,156,901

Sweden - 4.9%
Addlife AB	173,500	3,577,962
AddTech AB (B Shares)	430,143	8,391,033
Fagerhult AB	1,325,439	17,442,579
Lagercrantz Group AB (B Shares)	684,707	7,738,551
Loomis AB (B Shares)	224,700	8,349,228
Saab AB (B Shares)	211,100	9,797,019

TOTAL SWEDEN		55,296,372

Switzerland - 0.6%
Tecan Group AG	34,420	6,421,602
Taiwan - 0.4%
Addcn Technology Co. Ltd.	588,435	4,927,239
United Kingdom - 17.0%
Alliance Pharma PLC	4,048,400	2,750,851
Avon Rubber PLC	186,800	2,464,639
Berendsen PLC	965,863	16,248,085
Dechra Pharmaceuticals PLC	615,409	14,412,479
DP Poland PLC (a)	7,057,200	4,015,485
Elementis PLC	3,059,010	11,962,875
Great Portland Estates PLC	1,103,789	8,767,162
Hilton Food Group PLC	279,688	2,492,732
Howden Joinery Group PLC	1,999,300	11,208,337
Informa PLC	1,684,956	15,461,876
InterContinental Hotel Group PLC ADR	100,195	5,687,068
ITE Group PLC	3,080,234	7,325,469
Rightmove PLC	195,147	10,834,630
Shaftesbury PLC	974,573	12,639,921
Spectris PLC	634,278	20,586,913
Spirax-Sarco Engineering PLC	339,491	24,904,597
Topps Tiles PLC	3,398,615	3,721,830
Ultra Electronics Holdings PLC	383,858	10,620,513
Unite Group PLC	674,423	5,970,784

TOTAL UNITED KINGDOM		192,076,246

United States of America - 2.5%
Autoliv, Inc. (b)	52,200	5,657,958
Martin Marietta Materials, Inc.	24,820	5,619,993
Mohawk Industries, Inc. (a)	18,300	4,556,517
PriceSmart, Inc.	84,074	7,083,235
ResMed, Inc.	75,095	5,791,326

TOTAL UNITED STATES OF AMERICA		28,709,029

TOTAL COMMON STOCKS
(Cost $830,826,954)		1,058,916,280

Nonconvertible Preferred Stocks - 1.8%
Germany - 1.8%
Sartorius AG (non-vtg.)
(Cost $8,387,461)	215,280	20,375,135

Money Market Funds - 6.4%
Fidelity Cash Central Fund, 1.11% (d)	50,176,760	50,186,795
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	22,444,048	22,446,292
TOTAL MONEY MARKET FUNDS
(Cost $72,634,133)		72,633,087
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $911,848,548)		1,151,924,502
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(22,608,457)
NET ASSETS - 100%		$1,129,316,045

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,421,494 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$173,585
Fidelity Securities Lending Cash Central Fund	159,069
Total	$332,654

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DP Poland PLC	$5,450,276	$64,232	$907,568	$--	$--
Total	$5,450,276	$64,232	$907,568	$--	$--

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$157,679,961	$157,679,961	$--	$--
Consumer Staples	107,872,697	107,872,697	--	--
Energy	21,911,878	21,911,878	--	--
Financials	67,202,316	67,202,316	--	--
Health Care	145,699,516	145,699,516	--	--
Industrials	268,839,491	268,839,491	--	--
Information Technology	144,989,884	144,989,884	--	--
Materials	85,183,649	84,709,008	--	474,641
Real Estate	79,912,023	79,912,023	--	--
Money Market Funds	72,633,087	72,633,087	--	--
Total Investments in Securities:	$1,151,924,502	$1,151,449,861	$--	$474,641

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $917,628,641. Net unrealized appreciation aggregated $234,295,861 of which $273,538,063 related to appreciated investment securities and $39,242,202 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Value Fund

July 31, 2017

FIV-QTLY-0917
1.834741.111

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 4.0%
Australia & New Zealand Banking Group Ltd.	314,052	$7,444,289
Insurance Australia Group Ltd.	513,326	2,739,108
Macquarie Group Ltd.	46,668	3,204,412
Magellan Financial Group Ltd.	68,954	1,456,860

TOTAL AUSTRALIA		14,844,669

Austria - 0.6%
Erste Group Bank AG	56,200	2,336,185
Bailiwick of Jersey - 1.0%
Shire PLC	26,400	1,475,824
Wolseley PLC	37,702	2,251,107

TOTAL BAILIWICK OF JERSEY		3,726,931

Belgium - 1.5%
KBC Groep NV	68,291	5,659,002
Canada - 0.7%
Imperial Oil Ltd.	43,100	1,236,910
Potash Corp. of Saskatchewan, Inc.	85,600	1,531,085

TOTAL CANADA		2,767,995

Finland - 1.2%
Sampo Oyj (A Shares)	79,334	4,341,718
France - 13.7%
Atos Origin SA	32,195	4,895,543
AXA SA	198,521	5,863,017
Bouygues SA	39,880	1,711,124
Capgemini SA	28,193	3,070,488
Compagnie de St. Gobain	36,400	2,020,505
Natixis SA	234,900	1,708,212
Sanofi SA	35,215	3,355,603
Societe Generale Series A	101,400	5,945,561
SR Teleperformance SA	20,600	2,869,046
Total SA	221,062	11,241,820
VINCI SA	54,500	4,880,275
Vivendi SA	138,492	3,201,083

TOTAL FRANCE		50,762,277

Germany - 7.4%
BASF AG	62,315	5,945,003
Brenntag AG	27,300	1,549,474
Deutsche Post AG	46,716	1,813,919
Deutsche Telekom AG	205,700	3,757,880
Fresenius SE & Co. KGaA	32,900	2,781,986
HeidelbergCement Finance AG	27,600	2,738,641
Linde AG	11,100	2,117,444
SAP AG	27,883	2,952,398
Vonovia SE	92,465	3,749,555

TOTAL GERMANY		27,406,300

Hong Kong - 0.5%
AIA Group Ltd.	238,000	1,875,467
Indonesia - 0.6%
PT Bank Rakyat Indonesia Tbk	1,989,100	2,205,715
Ireland - 1.6%
Allergan PLC	7,280	1,836,962
CRH PLC	63,071	2,213,847
Medtronic PLC	21,300	1,788,561

TOTAL IRELAND		5,839,370

Israel - 0.4%
Teva Pharmaceutical Industries Ltd. sponsored ADR	45,999	1,479,788
Italy - 1.3%
Intesa Sanpaolo SpA	1,419,100	4,885,150
Japan - 20.9%
AEON Financial Service Co. Ltd.	72,600	1,581,138
East Japan Railway Co.	19,700	1,849,472
Hoya Corp.	64,900	3,665,177
Itochu Corp.	259,800	4,078,043
Japan Tobacco, Inc.	94,600	3,289,912
Kao Corp.	36,400	2,216,786
KDDI Corp.	142,000	3,762,571
Makita Corp.	62,700	2,454,084
Mitsubishi UFJ Financial Group, Inc.	1,274,400	8,084,937
Nintendo Co. Ltd.	5,700	1,935,803
Nippon Telegraph & Telephone Corp.	69,400	3,396,312
Nomura Holdings, Inc.	292,100	1,735,431
OBIC Co. Ltd.	39,500	2,468,638
Olympus Corp.	60,000	2,182,412
Oracle Corp. Japan	2,600	174,756
ORIX Corp.	229,100	3,639,790
Panasonic Corp.	149,000	2,052,220
Recruit Holdings Co. Ltd.	109,800	1,901,294
Seven & i Holdings Co. Ltd.	60,200	2,426,342
Shin-Etsu Chemical Co. Ltd.	34,100	3,127,135
Shinsei Bank Ltd.	1,148,000	1,895,197
Sony Corp.	67,200	2,760,866
Sony Financial Holdings, Inc.	122,700	2,126,896
Subaru Corp.	46,700	1,691,866
Taiheiyo Cement Corp.	458,000	1,724,069
Tokio Marine Holdings, Inc.	74,500	3,138,941
Toyota Motor Corp.	137,800	7,766,387

TOTAL JAPAN		77,126,475

Netherlands - 3.6%
ING Groep NV (Certificaten Van Aandelen)	316,390	5,911,378
Koninklijke Philips Electronics NV	58,400	2,231,817
RELX NV	165,576	3,477,825
Wolters Kluwer NV	37,272	1,659,671

TOTAL NETHERLANDS		13,280,691

Norway - 1.4%
Statoil ASA	271,241	5,097,725
Spain - 4.4%
Banco Santander SA (Spain)	847,330	5,791,722
CaixaBank SA	765,897	3,989,287
Iberdrola SA	694,762	5,480,868
Unicaja Banco SA	743,300	1,081,420

TOTAL SPAIN		16,343,297

Sweden - 3.9%
Investor AB (B Shares)	72,128	3,421,564
Nordea Bank AB	478,000	6,032,872
Swedbank AB (A Shares)	147,042	3,834,470
Telefonaktiebolaget LM Ericsson (B Shares)	155,300	1,005,166

TOTAL SWEDEN		14,294,072

Switzerland - 10.5%
ABB Ltd. (Reg.)	125,550	2,941,177
Credit Suisse Group AG	252,792	3,885,841
Lafargeholcim Ltd. (Reg.)	40,520	2,424,202
Nestle SA (Reg. S)	77,203	6,516,670
Novartis AG	137,400	11,703,429
UBS Group AG	339,158	5,911,524
Zurich Insurance Group AG	17,430	5,313,991

TOTAL SWITZERLAND		38,696,834

United Kingdom - 16.9%
AstraZeneca PLC (United Kingdom)	67,924	4,048,480
Aviva PLC	608,542	4,325,533
BAE Systems PLC	397,078	3,151,287
BHP Billiton PLC	285,203	5,200,396
BP PLC	1,428,903	8,393,022
British American Tobacco PLC (United Kingdom)	39,182	2,437,345
Bunzl PLC	104,556	3,156,323
Compass Group PLC	166,391	3,549,902
GlaxoSmithKline PLC	348,000	6,927,627
HSBC Holdings PLC sponsored ADR (a)	77,933	3,903,664
Imperial Tobacco Group PLC	68,368	2,814,388
Informa PLC	289,526	2,656,814
Lloyds Banking Group PLC	1,356,348	1,172,614
Micro Focus International PLC	89,500	2,636,867
Rio Tinto PLC	51,560	2,416,462
Standard Chartered PLC (United Kingdom) (b)	371,353	4,148,518
Standard Life PLC	275,438	1,585,934

TOTAL UNITED KINGDOM		62,525,176

United States of America - 2.7%
Amgen, Inc.	8,000	1,396,080
ConocoPhillips Co.	73,900	3,352,843
Edgewell Personal Care Co. (b)	12,500	902,500
Molson Coors Brewing Co. Class B	16,300	1,450,374
S&P Global, Inc.	18,400	2,826,056

TOTAL UNITED STATES OF AMERICA		9,927,853

TOTAL COMMON STOCKS
(Cost $339,505,384)		365,422,690

Nonconvertible Preferred Stocks - 0.6%
Spain - 0.6%
Grifols SA Class B
(Cost $1,619,008)	100,900	2,137,476

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.11% (c)	1,440,171	1,440,459
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	814,919	815,000
TOTAL MONEY MARKET FUNDS
(Cost $2,255,459)		2,255,459
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $343,379,851)		369,815,625
NET OTHER ASSETS (LIABILITIES) - 0.0%		(156,016)
NET ASSETS - 100%		$369,659,609

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,532
Fidelity Securities Lending Cash Central Fund	154,514
Total	$164,046

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$23,679,138	$7,898,582	$15,780,556	$--
Consumer Staples	22,054,317	10,673,960	11,380,357	--
Energy	29,322,320	4,589,753	24,732,567	--
Financials	135,003,414	85,370,195	49,633,219	--
Health Care	44,779,405	17,268,442	27,510,963	--
Industrials	43,996,443	28,214,242	15,782,201	--
Information Technology	19,139,659	13,246,292	5,893,367	--
Materials	29,438,284	17,490,135	11,948,149	--
Real Estate	3,749,555	3,749,555	--	--
Telecommunication Services	10,916,763	--	10,916,763	--
Utilities	5,480,868	5,480,868	--	--
Money Market Funds	2,255,459	2,255,459	--	--
Total Investments in Securities:	$369,815,625	$196,237,483	$173,578,142	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$15,791,317
Level 2 to Level 1	$13,236,981

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $343,994,935. Net unrealized appreciation aggregated $25,820,690, of which $39,882,339 related to appreciated investment securities and $14,061,649 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Japan Fund

July 31, 2017

JPN-QTLY-0917
1.804854.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 19.2%
Auto Components - 2.7%
Bridgestone Corp.	143,900	$6,078,664
DaikyoNishikawa Corp.	109,000	1,632,355
Sumitomo Electric Industries Ltd.	249,000	4,037,258
		11,748,277
Automobiles - 5.3%
Honda Motor Co. Ltd.	278,800	7,804,127
Subaru Corp.	127,900	4,633,612
Suzuki Motor Corp.	223,300	10,593,306
		23,031,045
Household Durables - 7.9%
Panasonic Corp.	399,400	5,501,051
Rinnai Corp.	38,600	3,606,331
Sekisui Chemical Co. Ltd.	123,500	2,276,312
Sekisui House Ltd.	121,100	2,099,711
Sony Corp.	445,200	18,290,736
Techtronic Industries Co. Ltd.	543,500	2,418,014
		34,192,155
Media - 1.6%
Dentsu, Inc.	79,000	3,697,583
LIFULL Co. Ltd. (a)	388,900	3,107,814
		6,805,397
Multiline Retail - 0.4%
Don Quijote Holdings Co. Ltd.	50,700	1,846,437
Specialty Retail - 1.3%
Nitori Holdings Co. Ltd.	15,600	2,201,787
USS Co. Ltd.	179,400	3,623,963
		5,825,750

TOTAL CONSUMER DISCRETIONARY		83,449,061

CONSUMER STAPLES - 10.0%
Food & Staples Retailing - 5.5%
Ain Holdings, Inc.	39,300	2,834,006
San-A Co. Ltd.	49,600	2,215,792
Seven & i Holdings Co. Ltd.	192,700	7,766,712
Sundrug Co. Ltd.	101,600	3,787,709
Tsuruha Holdings, Inc.	22,800	2,394,884
Welcia Holdings Co. Ltd.	126,400	4,809,724
		23,808,827
Food Products - 0.9%
Japan Meat Co. Ltd.	79,000	1,299,887
Morinaga & Co. Ltd.	46,300	2,654,234
		3,954,121
Personal Products - 2.0%
Kao Corp.	85,500	5,207,012
Kose Corp.	29,700	3,308,232
		8,515,244
Tobacco - 1.6%
Japan Tobacco, Inc.	205,800	7,157,125

TOTAL CONSUMER STAPLES		43,435,317

FINANCIALS - 11.9%
Banks - 4.7%
Mitsubishi UFJ Financial Group, Inc.	2,551,400	16,186,369
Shinsei Bank Ltd.	2,594,000	4,282,353
		20,468,722
Capital Markets - 0.5%
Monex Group, Inc.	824,100	2,332,253
Consumer Finance - 0.8%
AEON Financial Service Co. Ltd.	149,300	3,251,570
Diversified Financial Services - 3.3%
ORIX Corp.	912,300	14,494,022
Insurance - 2.6%
Sony Financial Holdings, Inc.	201,600	3,494,558
Tokio Marine Holdings, Inc.	187,900	7,916,872
		11,411,430

TOTAL FINANCIALS		51,957,997

HEALTH CARE - 9.7%
Biotechnology - 0.7%
PeptiDream, Inc. (a)(b)	88,600	2,788,716
Health Care Equipment & Supplies - 7.1%
Hoya Corp.	291,000	16,433,997
Nakanishi, Inc.	26,500	1,111,728
Olympus Corp.	259,300	9,431,657
Paramount Bed Holdings Co. Ltd.	88,800	4,051,558
		31,028,940
Health Care Providers & Services - 1.0%
Ship Healthcare Holdings, Inc.	140,300	4,314,182
Pharmaceuticals - 0.9%
Shionogi & Co. Ltd.	75,600	4,043,155

TOTAL HEALTH CARE		42,174,993

INDUSTRIALS - 18.0%
Building Products - 2.2%
Daikin Industries Ltd.	64,500	6,845,208
Toto Ltd.	71,800	2,894,925
		9,740,133
Commercial Services & Supplies - 0.8%
Sohgo Security Services Co., Ltd.	86,500	3,668,080
Construction & Engineering - 0.9%
Toshiba Plant Systems & Services Corp.	252,800	4,118,362
Electrical Equipment - 3.9%
Mitsubishi Electric Corp.	447,000	6,935,403
Nidec Corp.	88,900	9,805,651
		16,741,054
Machinery - 3.2%
Komatsu Ltd.	78,800	2,113,223
Kubota Corp.	196,600	3,423,046
Minebea Mitsumi, Inc.	101,500	1,678,394
SMC Corp.	20,400	6,496,839
		13,711,502
Professional Services - 2.1%
Benefit One, Inc.	79,300	3,222,495
Outsourcing, Inc. (a)	64,600	3,228,682
Recruit Holdings Co. Ltd.	141,900	2,457,137
		8,908,314
Road & Rail - 2.7%
East Japan Railway Co.	127,300	11,951,154
Trading Companies & Distributors - 2.2%
Misumi Group, Inc.	310,600	7,708,301
Trusco Nakayama Corp.	74,300	1,906,614
		9,614,915

TOTAL INDUSTRIALS		78,453,514

INFORMATION TECHNOLOGY - 15.0%
Electronic Equipment & Components - 8.2%
Azbil Corp.	162,900	6,435,027
Iriso Electronics Co. Ltd.	18,100	1,559,708
Murata Manufacturing Co. Ltd.	26,500	4,129,620
OMRON Corp.	60,600	3,028,763
Shimadzu Corp.	613,000	12,077,065
TDK Corp.	55,400	3,995,011
Topcon Corp.	248,400	4,258,479
		35,483,673
Internet Software & Services - 3.4%
DeNA Co. Ltd.	143,800	3,163,091
Kakaku.com, Inc.	411,900	5,817,301
SMS Co., Ltd.	83,700	2,649,671
Yahoo! Japan Corp.	742,400	3,367,046
		14,997,109
IT Services - 0.4%
Otsuka Corp.	25,900	1,698,553
Semiconductors & Semiconductor Equipment - 1.6%
Renesas Electronics Corp. (b)	121,600	1,146,015
Sumco Corp.	367,100	5,980,422
		7,126,437
Software - 1.4%
Nintendo Co. Ltd.	17,600	5,977,217

TOTAL INFORMATION TECHNOLOGY		65,282,989

MATERIALS - 7.5%
Chemicals - 7.5%
Daicel Chemical Industries Ltd.	208,300	2,718,887
Hitachi Chemical Co. Ltd.	134,900	3,848,342
JSR Corp.	245,000	4,329,085
Kansai Paint Co. Ltd.	172,100	3,951,064
Okamoto Industries, Inc.	131,000	1,434,233
Shin-Etsu Chemical Co. Ltd.	87,600	8,033,344
Sumitomo Chemical Co. Ltd.	602,000	3,538,446
Toray Industries, Inc.	524,000	4,738,791
		32,592,192
REAL ESTATE - 0.5%
Real Estate Management & Development - 0.5%
Investors Cloud Co. Ltd. (a)	44,500	2,280,602
TELECOMMUNICATION SERVICES - 8.0%
Wireless Telecommunication Services - 8.0%
KDDI Corp.	580,800	15,389,444
SoftBank Corp.	240,400	19,375,653
		34,765,097
TOTAL COMMON STOCKS
(Cost $345,228,455)		434,391,762

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.11% (c)	275,798	275,853
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	9,214,445	9,215,367
TOTAL MONEY MARKET FUNDS
(Cost $9,491,738)		9,491,220
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $354,720,193)		443,882,982
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(8,658,622)
NET ASSETS - 100%		$435,224,360

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,372
Fidelity Securities Lending Cash Central Fund	105,426
Total	$115,798

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$83,449,061	$51,853,147	$31,595,914	$--
Consumer Staples	43,435,317	35,668,605	7,766,712	--
Financials	51,957,997	35,771,628	16,186,369	--
Health Care	42,174,993	42,174,993	--	--
Industrials	78,453,514	76,340,291	2,113,223	--
Information Technology	65,282,989	59,305,772	5,977,217	--
Materials	32,592,192	32,592,192	--	--
Real Estate	2,280,602	2,280,602	--	--
Telecommunication Services	34,765,097	--	34,765,097	--
Money Market Funds	9,491,220	9,491,220	--	--
Total Investments in Securities:	$443,882,982	$345,478,450	$98,404,532	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$7,627,515
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $359,091,377. Net unrealized appreciation aggregated $84,791,605, of which $96,186,803 related to appreciated investment securities and $11,395,202 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Japan Smaller Companies Fund

July 31, 2017

JSC-QTLY-0917
1.804823.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 20.5%
Auto Components - 4.0%
Bridgestone Corp.	224,900	$9,500,288
Hi-Lex Corp.	271,100	7,087,035
Sumitomo Electric Industries Ltd.	644,500	10,449,850
		27,037,173
Automobiles - 2.0%
Isuzu Motors Ltd.	606,000	8,333,221
Subaru Corp.	149,000	5,398,032
		13,731,253
Distributors - 3.1%
Central Automotive Products Ltd.	885,000	12,490,907
Chori Co. Ltd.	196,100	3,637,575
PALTAC Corp.	140,000	5,079,595
		21,208,077
Diversified Consumer Services - 0.5%
Asante, Inc.	207,500	3,611,887
Hotels, Restaurants & Leisure - 2.1%
KOMEDA Holdings Co. Ltd. (a)	189,500	3,159,336
Koshidaka Holdings Co. Ltd. (a)	411,600	11,178,107
		14,337,443
Household Durables - 0.9%
Panasonic Corp.	445,000	6,129,113
Media - 1.3%
Daiichikosho Co. Ltd.	187,900	9,050,288
Specialty Retail - 5.4%
Arc Land Sakamoto Co. Ltd.	466,700	6,396,514
Fuji Corp. (a)	303,300	5,604,083
Nitori Holdings Co. Ltd.	68,600	9,682,217
VT Holdings Co. Ltd.	1,487,400	7,609,357
Workman Co. Ltd.	244,000	7,414,395
		36,706,566
Textiles, Apparel & Luxury Goods - 1.2%
Hagihara Industries, Inc.	282,800	8,118,844

TOTAL CONSUMER DISCRETIONARY		139,930,644

CONSUMER STAPLES - 9.1%
Food & Staples Retailing - 2.7%
Kirindo Holdings Co. Ltd.	9,000	92,249
Mitsubishi Shokuhin Co. Ltd.	342,300	9,904,640
San-A Co. Ltd.	184,000	8,219,874
		18,216,763
Food Products - 6.0%
Japan Meat Co. Ltd.	487,400	8,019,807
Kotobuki Spirits Co. Ltd. (a)	365,000	13,474,988
Morinaga & Co. Ltd.	154,700	8,868,466
S Foods, Inc.	282,700	10,539,226
		40,902,487
Tobacco - 0.4%
Japan Tobacco, Inc.	90,000	3,129,938

TOTAL CONSUMER STAPLES		62,249,188

ENERGY - 2.2%
Energy Equipment & Services - 1.0%
Shinko Plantech Co. Ltd.	798,000	6,825,833
Oil, Gas & Consumable Fuels - 1.2%
San-Ai Oil Co. Ltd.	820,800	8,346,109

TOTAL ENERGY		15,171,942

FINANCIALS - 9.4%
Banks - 3.1%
Fukuoka Financial Group, Inc.	1,272,000	5,872,811
Mitsubishi UFJ Financial Group, Inc.	1,224,600	7,769,000
Shinsei Bank Ltd.	4,483,000	7,400,844
		21,042,655
Consumer Finance - 0.9%
AEON Financial Service Co. Ltd.	291,600	6,350,688
Diversified Financial Services - 2.8%
Fuyo General Lease Co. Ltd.	135,300	7,940,415
ORIX Corp.	731,800	11,626,357
		19,566,772
Insurance - 2.6%
T&D Holdings, Inc.	618,000	9,148,497
Tokio Marine Holdings, Inc.	199,500	8,405,619
		17,554,116

TOTAL FINANCIALS		64,514,231

HEALTH CARE - 5.2%
Health Care Equipment & Supplies - 2.4%
Medikit Co. Ltd.	216,100	10,388,952
Paramount Bed Holdings Co. Ltd.	138,900	6,337,403
		16,726,355
Health Care Providers & Services - 1.8%
A/S One Corp.	241,000	12,045,081
Pharmaceuticals - 1.0%
Astellas Pharma, Inc.	543,500	6,921,762

TOTAL HEALTH CARE		35,693,198

INDUSTRIALS - 23.3%
Air Freight & Logistics - 0.8%
AIT Corp.	525,400	5,132,712
Airlines - 1.1%
Japan Airlines Co. Ltd.	239,600	7,754,481
Building Products - 2.8%
Sekisui Jushi Corp.	581,300	10,577,240
Sinko Industries Ltd.	553,800	8,469,380
		19,046,620
Commercial Services & Supplies - 2.4%
Aeon Delight Co. Ltd.	281,300	9,402,608
ProNexus, Inc.	594,900	6,745,204
		16,147,812
Construction & Engineering - 2.1%
Hokuriku Electrical Construction Co. Ltd.	859,300	7,396,940
Toshiba Plant Systems & Services Corp.	431,500	7,029,561
		14,426,501
Electrical Equipment - 2.1%
Aichi Electric Co. Ltd.	175,100	4,844,256
Denyo Co. Ltd.	543,100	9,557,023
		14,401,279
Machinery - 2.2%
Mitsubishi Heavy Industries Ltd.	1,787,000	7,120,768
NGK Insulators Ltd.	399,000	8,041,889
		15,162,657
Marine - 0.9%
Nippon Concept Corp.	560,000	6,329,176
Professional Services - 3.4%
Funai Soken Holdings, Inc.	294,320	7,672,690
Meitec Corp.	80,900	3,793,850
Yamada Consulting Group Co. Ltd.	190,600	12,015,692
		23,482,232
Trading Companies & Distributors - 4.0%
Inaba Denki Sangyo Co. Ltd.	228,800	9,017,516
Mitani Shoji Co. Ltd.	98,100	3,866,339
Trusco Nakayama Corp.	295,500	7,582,834
Yuasa Trading Co. Ltd.	220,800	7,079,940
		27,546,629
Transportation Infrastructure - 1.5%
Kamigumi Co. Ltd.	924,000	9,906,735

TOTAL INDUSTRIALS		159,336,834

INFORMATION TECHNOLOGY - 11.5%
Electronic Equipment & Components - 3.0%
Amano Corp.	503,200	11,470,285
Dexerials Corp.	731,500	8,851,386
		20,321,671
Internet Software & Services - 0.5%
Aucnet, Inc.	275,000	3,529,639
IT Services - 4.3%
Fujitsu Ltd.	1,820,000	13,598,204
Otsuka Corp.	131,000	8,591,138
TKC Corp.	238,200	6,935,661
		29,125,003
Semiconductors & Semiconductor Equipment - 0.3%
Renesas Electronics Corp. (b)	184,900	1,742,583
Software - 1.7%
Broadleaf Co. Ltd.	624,000	4,199,810
Oracle Corp. Japan	114,200	7,675,831
		11,875,641
Technology Hardware, Storage & Peripherals - 1.7%
Elecom Co. Ltd.	543,500	11,738,160

TOTAL INFORMATION TECHNOLOGY		78,332,697

MATERIALS - 10.3%
Chemicals - 7.2%
C. Uyemura & Co. Ltd.	131,400	7,544,669
Lintec Corp.	458,000	11,129,593
Mitsubishi Chemical Holdings Corp.	1,479,800	12,469,810
Sakata INX Corp.	584,000	10,583,990
SK Kaken Co. Ltd.	83,000	7,528,686
		49,256,748
Construction Materials - 1.5%
Taiheiyo Cement Corp.	2,745,000	10,333,122
Metals & Mining - 1.6%
JFE Holdings, Inc.	572,000	11,064,357

TOTAL MATERIALS		70,654,227

REAL ESTATE - 1.6%
Real Estate Management & Development - 1.6%
Century21 Real Estate Japan Ltd.	275,400	3,497,301
Daito Trust Construction Co. Ltd.	42,400	7,168,906
		10,666,207
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
KDDI Corp.	107,900	2,859,024
UTILITIES - 3.5%
Electric Utilities - 1.8%
Hokuriku Electric Power Co., Inc.	384,600	3,561,854
The Okinawa Electric Power Co., Inc.	356,592	8,413,042
		11,974,896
Gas Utilities - 1.7%
Tokyo Gas Co. Ltd.	2,211,000	11,734,374

TOTAL UTILITIES		23,709,270

TOTAL COMMON STOCKS
(Cost $487,910,913)		663,117,462

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 1.11% (c)	19,217,830	19,221,673
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	4,939,281	4,939,774
TOTAL MONEY MARKET FUNDS
(Cost $24,161,187)		24,161,447
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $512,072,100)		687,278,909
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,443,960)
NET ASSETS - 100%		$683,834,949

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$51,976
Fidelity Securities Lending Cash Central Fund	121,219
Total	$173,195

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$139,930,644	$133,801,531	$6,129,113	$--
Consumer Staples	62,249,188	62,249,188	--	--
Energy	15,171,942	15,171,942	--	--
Financials	64,514,231	56,745,231	7,769,000	--
Health Care	35,693,198	28,771,436	6,921,762	--
Industrials	159,336,834	159,336,834	--	--
Information Technology	78,332,697	78,332,697	--	--
Materials	70,654,227	70,654,227	--	--
Real Estate	10,666,207	10,666,207	--	--
Telecommunication Services	2,859,024	--	2,859,024	--
Utilities	23,709,270	23,709,270	--	--
Money Market Funds	24,161,447	24,161,447	--	--
Total Investments in Securities:	$687,278,909	$663,600,010	$23,678,899	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $522,778,462. Net unrealized appreciation aggregated $164,500,447, of which $171,368,212 related to appreciated investment securities and $6,867,765 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Latin America Fund

July 31, 2017

LAF-QTLY-0917
1.804841.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 75.0%
	Shares	Value
Bermuda - 4.9%
Credicorp Ltd. (United States)	111,536	$20,649,775
PAX Global Technology Ltd. (a)	13,526,721	8,970,709

TOTAL BERMUDA		29,620,484

Brazil - 39.3%
Alliar Medicos a Frente SA	1,138,238	6,223,470
Banco ABC Brasil SA rights 8/3/17	60,280	57,915
Banco do Brasil SA	1,795,488	16,524,927
BB Seguridade Participacoes SA	1,358,121	11,955,175
Cielo SA	2,052,307	17,177,422
CVC Brasil Operadora e Agencia de Viagens SA	935,727	10,697,538
Equatorial Energia SA	664,993	12,091,363
Estacio Participacoes SA	3,243,974	21,221,822
Grendene SA	1,250,608	10,603,709
Hypermarcas SA	939,684	8,434,510
Instituto Hermes Pardini SA	980,941	8,902,346
IRB Brasil Resseguros SA	877,000	8,237,475
Kroton Educacional SA	4,457,759	21,557,236
Localiza Rent A Car SA	697,327	11,605,904
Movida Participacoes SA (b)	2,147,112	6,823,442
Multiplus SA	578,074	7,376,197
Qualicorp SA	1,763,379	18,547,896
Rumo SA (b)	3,535,286	11,722,500
Ser Educacional SA	1,190,076	9,766,077
Smiles SA	860,158	17,954,266
Tegma Gestao Logistica SA	493,900	2,321,925

TOTAL BRAZIL		239,803,115

Chile - 1.1%
Vina San Pedro SA	574,573,084	6,428,456
Luxembourg - 1.0%
Biotoscana Investments SA unit	723,889	6,325,773
Mexico - 21.9%
Banco del Bajio SA	3,500,000	7,262,463
Compartamos S.A.B. de CV	10,877,852	16,540,568
Credito Real S.A.B. de CV	7,465,314	13,230,201
Genomma Lab Internacional SA de CV (b)	8,383,634	10,779,463
Gruma S.A.B. de CV Series B	814,612	11,251,507
Grupo Aeroportuario Norte S.A.B. de CV	1,233,859	7,810,340
Grupo Cementos de Chihuahua S.A.B. de CV	1,735,190	9,060,708
Grupo GICSA SA de CV (b)	10,743,831	7,350,645
Grupo Mexico SA de CV Series B	1,725,831	5,621,735
Megacable Holdings S.A.B. de CV unit	1,617,095	6,680,935
Promotora y Operadora de Infraestructura S.A.B. de CV	2,191,429	19,292,946
Qualitas Controladora S.A.B. de CV	5,446,845	9,050,284
Unifin Financiera SAPI de CV	2,918,439	9,506,546

TOTAL MEXICO		133,438,341

Panama - 4.1%
Copa Holdings SA Class A	123,611	15,508,236
Intergroup Financial Services Corp.	281,654	9,717,063

TOTAL PANAMA		25,225,299

Peru - 0.0%
Fossal SAA	508,745	62,798
Spain - 1.4%
Prosegur Cash SA	3,174,382	8,643,017
United Kingdom - 1.3%
British American Tobacco PLC (United Kingdom)	131,537	8,182,356
TOTAL COMMON STOCKS
(Cost $344,405,160)		457,729,639

Nonconvertible Preferred Stocks - 24.7%
Brazil - 24.7%
Alpargatas SA (PN)	2,143,076	10,233,105
Banco ABC Brasil SA	1,711,972	8,987,119
Itau Unibanco Holding SA	4,548,917	54,440,834
Itausa-Investimentos Itau SA (PN)	15,270,181	45,296,126
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (b)	6,099,786	25,996,490
Vale SA (PN-A)	627,509	5,869,911
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $90,180,571)		150,823,585

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.11% (c)	7,846,335	7,847,904
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	718,389	718,461
TOTAL MONEY MARKET FUNDS
(Cost $8,566,350)		8,566,365
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $443,152,081)		617,119,589
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(6,713,617)
NET ASSETS - 100%		$610,405,972

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,368
Fidelity Securities Lending Cash Central Fund	26,498
Total	$56,866

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$123,353,348	$123,353,348	$--	$--
Consumer Staples	25,862,319	17,679,963	8,182,356	--
Energy	25,996,490	25,996,490	--	--
Financials	232,899,823	232,841,908	57,915	--
Health Care	59,213,458	59,213,458	--	--
Industrials	75,085,293	75,085,293	--	--
Information Technology	26,148,131	26,148,131	--	--
Materials	20,552,354	20,552,354	--	--
Real Estate	7,350,645	7,350,645	--	--
Utilities	12,091,363	12,091,363	--	--
Money Market Funds	8,566,365	8,566,365	--	--
Total Investments in Securities:	$617,119,589	$608,879,318	$8,240,271	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $444,043,150. Net unrealized appreciation aggregated $173,076,439, of which $192,963,895 related to appreciated investment securities and $19,887,456 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Nordic Fund

July 31, 2017

NOR-QTLY-0917
1.804855.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Bermuda - 2.7%
Vostok Emerging Finance Ltd. (depository receipt) (a)	9,489,995	$2,186,256
Vostok New Ventures Ltd. (depositary receipt) (a)	1,015,554	8,144,507

TOTAL BERMUDA		10,330,763

Denmark - 5.2%
A.P. Moller - Maersk A/S Series B	3,834	8,373,191
Novo Nordisk A/S Series B	35,005	1,488,744
Novozymes A/S Series B	210,900	9,742,239

TOTAL DENMARK		19,604,174

Finland - 17.5%
Amer Group PLC (A Shares)	488,400	13,124,412
Kamux Corp. (b)	1,100,000	10,834,138
Nokian Tyres PLC	276,200	11,273,772
Olvi PLC (A Shares)	289,146	10,176,312
Vaisala Oyj	298,200	14,325,112
Wartsila Corp.	91,000	6,048,804

TOTAL FINLAND		65,782,550

Malta - 8.3%
Kambi Group PLC (a)(b)	1,440,211	12,352,871
Kindred Group PLC (depositary receipt)	1,678,698	18,681,538

TOTAL MALTA		31,034,409

Norway - 10.7%
Orkla ASA	932,600	9,607,280
Schibsted ASA:
(A Shares)	311,400	7,948,515
(B Shares)	262,847	6,150,931
Skandiabanken ASA	582,300	6,554,055
Zalaris ASA (A Shares) (c)	1,688,300	10,091,773

TOTAL NORWAY		40,352,554

Sweden - 50.4%
Addlife AB	227,375	4,688,986
AddTech AB (B Shares)	623,800	12,168,805
AF AB (B Shares)	545,300	11,947,728
Alimak Group AB	706,500	12,250,737
Coor Service Management Holding AB	565,300	4,060,963
Dometic Group AB	1,889,300	15,970,760
Eltel AB (a)(b)	4,479,450	14,258,697
Essity AB Class B (a)	461,700	13,387,001
Getinge AB (B Shares)	924,000	16,045,084
Investor AB (B Shares)	345,663	16,397,351
Medicover AB Class B	1,000,000	7,926,875
Mekonomen AB (b)	133,405	2,808,944
Momentum Group AB Class B (a)	667,254	6,880,143
Nobia AB	1,118,000	11,486,301
Securitas AB (B Shares)	702,300	11,699,491
Svenska Cellulosa AB (SCA) (B Shares)	1,521,600	12,598,647
Systemair AB	670,479	11,397,761
Telefonaktiebolaget LM Ericsson (B Shares)	585,300	3,788,303

TOTAL SWEDEN		189,762,577

United States of America - 2.4%
Autoliv, Inc. (depositary receipt)	84,800	9,184,969
TOTAL COMMON STOCKS
(Cost $316,141,153)		366,051,996

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 1.11% (d)	10,140,116	10,142,144
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	7,450,461	7,451,206
TOTAL MONEY MARKET FUNDS
(Cost $17,593,757)		17,593,350
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $333,734,910)		383,645,346
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(7,261,478)
NET ASSETS - 100%		$376,383,868

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,395
Fidelity Securities Lending Cash Central Fund	254,615
Total	$274,010

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
East Capital Explorer AB	$9,439,560	$--	$10,988,626	$--	$--
Zalaris ASA (A Shares)	7,059,517	--	908,065	173,291	10,091,773
Total	$16,499,077	$--	$11,896,691	$173,291	$10,091,773

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$119,817,151	$119,817,151	$--	$--
Consumer Staples	33,170,593	33,170,593	--	--
Financials	33,282,169	33,282,169	--	--
Health Care	30,149,689	28,660,945	1,488,744	--
Industrials	109,178,093	109,178,093	--	--
Information Technology	18,113,415	14,325,112	3,788,303	--
Materials	22,340,886	22,340,886	--	--
Money Market Funds	17,593,350	17,593,350	--	--
Total Investments in Securities:	$383,645,346	$378,368,299	$5,277,047	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee), established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $336,326,364. Net unrealized appreciation aggregated $47,318,982, of which $60,612,330 related to appreciated investment securities and $13,293,348 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Overseas Fund

July 31, 2017

OVE-QTLY-0917
1.804876.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
Australia - 1.9%
Adelaide Brighton Ltd.	6,018,417	$27,058,803
Amcor Ltd.	4,888,996	59,997,759
Aub Group Ltd.	3,049,934	31,475,319
Life Healthcare Group Ltd.	1,672,012	3,130,006
Pact Group Holdings Ltd.	5,157,502	23,641,989

TOTAL AUSTRALIA		145,303,876

Austria - 0.4%
Andritz AG	508,744	31,178,542
Bailiwick of Guernsey - 0.3%
Burford Capital Ltd.	1,758,969	25,226,919
Bailiwick of Jersey - 2.1%
IWG PLC	6,945,529	30,057,693
Sanne Group PLC	2,875,354	26,214,758
Wolseley PLC	790,473	47,197,475
WPP PLC	2,508,139	51,150,443

TOTAL BAILIWICK OF JERSEY		154,620,369

Belgium - 2.0%
Anheuser-Busch InBev SA NV	611,848	73,808,780
KBC Groep NV	898,827	74,482,198

TOTAL BELGIUM		148,290,978

Bermuda - 1.1%
Credicorp Ltd. (United States)	165,400	30,622,156
IHS Markit Ltd. (a)	1,197,200	55,849,380

TOTAL BERMUDA		86,471,536

Canada - 0.6%
Constellation Software, Inc.	78,900	42,505,061
Denmark - 0.8%
DSV de Sammensluttede Vognmaend A/S	597,200	38,556,937
NNIT A/S (b)	654,809	20,950,553

TOTAL DENMARK		59,507,490

France - 8.1%
ALTEN	380,135	32,827,778
Amundi SA	731,706	56,562,439
AXA SA	1,596,230	47,142,231
Capgemini SA	518,533	56,473,221
Compagnie de St. Gobain	1,021,318	56,691,709
Edenred SA	346,800	9,114,029
Elis SA (b)	1,328,714	32,142,858
Maisons du Monde SA	994,900	36,881,636
Publicis Groupe SA	709,466	53,675,826
Sanofi SA	962,876	91,751,507
Sodexo SA	365,454	43,188,898
Total SA	1,794,060	91,234,586

TOTAL FRANCE		607,686,718

Germany - 7.6%
adidas AG	295,152	67,434,381
Axel Springer Verlag AG	764,542	48,638,183
Bayer AG	888,086	112,648,531
CompuGroup Medical AG	315,800	18,826,786
Deutsche Post AG	2,003,094	77,777,416
Fresenius Medical Care AG & Co. KGaA	448,136	42,259,438
Fresenius SE & Co. KGaA	867,696	73,371,362
SAP AG	934,069	98,904,108
Wirecard AG (b)	435,838	33,376,484

TOTAL GERMANY		573,236,689

Hong Kong - 1.1%
AIA Group Ltd.	10,393,000	81,898,032
India - 0.3%
Axis Bank Ltd.	2,892,838	23,429,374
Indonesia - 0.5%
PT Bank Rakyat Indonesia Tbk	36,191,000	40,132,244
Ireland - 3.1%
DCC PLC (United Kingdom)	307,600	27,049,732
Kerry Group PLC Class A	486,048	43,930,539
Kingspan Group PLC:
(Ireland)	1,139,866	37,944,379
(United Kingdom)	38,514	1,285,719
Medtronic PLC	574,700	48,257,559
Paddy Power Betfair PLC (Ireland)	386,400	38,716,056
United Drug PLC (United Kingdom)	3,424,003	38,264,322

TOTAL IRELAND		235,448,306

Israel - 0.7%
Frutarom Industries Ltd.	715,416	50,664,209
Italy - 2.3%
Banca Generali SpA	1,353,177	48,056,728
Intesa Sanpaolo SpA	18,482,336	63,624,112
Prada SpA	8,858,100	31,414,115
Reply SpA	138,745	29,350,819

TOTAL ITALY		172,445,774

Japan - 17.3%
AEON Financial Service Co. Ltd.	1,524,800	33,208,262
Ai Holdings Corp.	1,500,000	41,362,420
Arc Land Sakamoto Co. Ltd.	1,073,700	14,715,957
Astellas Pharma, Inc.	3,758,400	47,865,224
Bridgestone Corp.	1,235,400	52,186,111
Broadleaf Co. Ltd.	1,028,600	6,922,955
Daiichikosho Co. Ltd.	633,400	30,507,996
Daikin Industries Ltd.	395,700	41,994,558
Daito Trust Construction Co. Ltd.	232,300	39,276,811
Dentsu, Inc.	841,200	39,372,235
GMO Internet, Inc.	1,789,000	23,091,723
Hoya Corp.	1,326,900	74,935,638
Iriso Electronics Co. Ltd.	226,500	19,517,892
KDDI Corp.	2,053,900	54,422,141
Keyence Corp.	123,580	57,191,270
KH Neochem Co. Ltd.	249,400	5,101,338
KOMEDA Holdings Co. Ltd.	1,050,700	17,517,226
Miroku Jyoho Service Co., Ltd.	896,800	18,921,101
Misumi Group, Inc.	1,551,500	38,504,277
Morinaga & Co. Ltd.	527,400	30,234,187
Nabtesco Corp.	1,391,900	45,262,474
Nakanishi, Inc.	794,800	33,343,462
Nitori Holdings Co. Ltd.	340,600	48,072,348
NOF Corp.	1,714,000	23,320,786
OBIC Co. Ltd.	517,900	32,367,282
Olympus Corp.	1,814,400	65,996,136
ORIX Corp.	3,635,600	57,760,020
Otsuka Corp.	492,300	32,285,627
Outsourcing, Inc. (b)	578,200	28,898,199
Recruit Holdings Co. Ltd.	2,084,700	36,098,619
S Foods, Inc.	379,900	14,162,901
SMC Corp.	124,900	39,777,214
Software Service, Inc.	108,400	4,926,155
Sundrug Co. Ltd.	785,100	29,269,001
The Suruga Bank Ltd.	1,488,200	35,934,404
Tsuruha Holdings, Inc.	356,200	37,414,812
VT Holdings Co. Ltd.	3,332,400	17,048,153
Welcia Holdings Co. Ltd.	958,300	36,464,860

TOTAL JAPAN		1,305,251,775

Kenya - 0.3%
Safaricom Ltd.	99,577,600	23,462,697
Netherlands - 4.4%
IMCD Group BV	1,012,578	56,739,983
ING Groep NV (Certificaten Van Aandelen)	3,737,654	69,833,703
Intertrust NV	1,210,936	20,793,005
Koninklijke Philips Electronics NV	1,864,945	71,270,833
Unilever NV (NY Reg.) (b)	1,928,474	112,179,333

TOTAL NETHERLANDS		330,816,857

New Zealand - 0.8%
EBOS Group Ltd.	2,276,701	30,930,326
Trade Maine Group Ltd.	6,464,241	26,554,908

TOTAL NEW ZEALAND		57,485,234

Norway - 0.9%
Schibsted ASA (A Shares)	1,266,500	32,327,534
Statoil ASA	1,899,459	35,698,587

TOTAL NORWAY		68,026,121

Panama - 0.4%
Copa Holdings SA Class A	231,200	29,006,352
Portugal - 0.5%
NOS SGPS SA	5,397,280	34,374,434
Spain - 3.1%
Amadeus IT Holding SA Class A	1,270,330	78,288,695
CaixaBank SA	10,950,416	57,036,854
Grifols SA ADR	2,588,000	54,218,600
Prosegur Cash SA	14,984,668	40,799,355

TOTAL SPAIN		230,343,504

Sweden - 4.2%
Addlife AB	838,800	17,297,951
Alfa Laval AB	1,515,850	33,869,967
Essity AB Class B (a)	1,810,864	52,506,040
HEXPOL AB (B Shares)	3,782,062	38,716,270
Indutrade AB	1,478,923	36,506,893
Nordea Bank AB	6,165,667	77,817,319
Svenska Cellulosa AB (SCA) (B Shares)	1,540,664	12,756,495
Swedbank AB (A Shares)	1,895,123	49,419,845

TOTAL SWEDEN		318,890,780

Switzerland - 5.1%
Credit Suisse Group AG	4,008,121	61,611,600
Julius Baer Group Ltd.	964,499	54,597,418
Nestle SA (Reg. S)	1,862,486	157,211,601
Sika AG	5,472	37,717,441
UBS Group AG	4,133,897	71,908,731

TOTAL SWITZERLAND		383,046,791

Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,879,000	34,467,500
United Microelectronics Corp.	37,915,000	17,391,658

TOTAL TAIWAN		51,859,158

United Kingdom - 20.5%
Aon PLC	266,800	36,863,756
Ascential PLC	8,174,899	38,721,602
Booker Group PLC	12,742,128	32,363,030
British American Tobacco PLC (United Kingdom)	1,379,160	85,791,668
Cineworld Group PLC	5,015,077	45,623,474
Close Brothers Group PLC	1,157,680	23,522,622
Coca-Cola European Partners PLC	752,300	32,521,929
Compass Group PLC	2,541,294	54,217,740
ConvaTec Group PLC	11,367,505	46,599,675
Cranswick PLC	554,380	21,226,649
Dechra Pharmaceuticals PLC	512,595	12,004,642
Diploma PLC	2,215,803	31,574,129
Equiniti Group PLC	7,141,964	24,782,772
Essentra PLC	3,729,083	26,347,414
Halma PLC	2,755,870	39,960,683
Hastings Group Holdings PLC	8,221,503	33,290,827
Hikma Pharmaceuticals PLC (b)	926,139	17,253,903
Hilton Food Group PLC	1,138,579	10,147,639
Howden Joinery Group PLC	5,679,317	31,838,993
IMI PLC	2,220,895	35,250,894
Intertek Group PLC	811,845	46,070,088
James Fisher and Sons PLC	1,018,958	21,107,287
Jardine Lloyd Thompson Group PLC	2,065,210	32,343,828
John Wood Group PLC	4,404,192	35,475,489
London Stock Exchange Group PLC	843,730	41,723,387
Melrose Industries PLC	16,834,652	51,619,851
Micro Focus International PLC	1,261,900	37,178,353
Next PLC	236,500	12,325,505
Prudential PLC	3,304,581	80,633,417
Reckitt Benckiser Group PLC	886,224	86,165,206
Rio Tinto PLC	1,425,854	66,825,494
Rolls-Royce Holdings PLC	3,101,192	36,336,418
Rotork PLC	7,873,506	24,048,923
Schroders PLC	972,382	44,198,000
Sinclair Pharma PLC (a)	10,640,281	4,123,894
Spectris PLC	1,148,944	37,291,551
St. James's Place Capital PLC	3,662,163	58,803,710
Standard Life PLC	9,378,697	54,001,239
Ultra Electronics Holdings PLC	1,382,194	38,242,292
Victrex PLC	1,201,788	31,252,946
Volution Group PLC	9,401,867	23,600,176

TOTAL UNITED KINGDOM		1,543,271,095

United States of America - 3.8%
Alphabet, Inc. Class C (a)	61,593	57,312,287
Middleby Corp. (a)	284,700	37,204,596
Moody's Corp.	282,600	37,198,638
PPG Industries, Inc.	141,693	14,913,188
S&P Global, Inc.	449,200	68,992,628
Sherwin-Williams Co.	105,300	35,514,531
Total System Services, Inc.	534,800	33,938,408

TOTAL UNITED STATES OF AMERICA		285,074,276

TOTAL COMMON STOCKS
(Cost $5,805,415,337)		7,138,955,191

Nonconvertible Preferred Stocks - 1.0%
Germany - 1.0%
Henkel AG & Co. KGaA
(Cost $51,372,693)	514,944	72,998,487

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 1.11% (c)	319,302,901	319,366,762
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	113,524,094	113,535,447
TOTAL MONEY MARKET FUNDS
(Cost $432,909,101)		432,902,209
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $6,289,697,131)		7,644,855,887
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(120,436,552)
NET ASSETS - 100%		$7,524,419,335

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$804,409
Fidelity Securities Lending Cash Central Fund	2,019,593
Total	$2,824,002

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$834,664,761	$783,514,318	$51,150,443	$--
Consumer Staples	928,396,662	525,419,407	402,977,255	--
Energy	183,515,949	56,582,776	126,933,173	--
Financials	1,670,366,073	1,186,466,893	483,899,180	--
Health Care	858,955,670	677,079,501	181,876,169	--
Industrials	1,279,354,603	1,124,549,877	154,804,726	--
Information Technology	885,709,648	734,946,382	150,763,266	--
Materials	453,828,663	387,003,169	66,825,494	--
Real Estate	39,276,811	39,276,811	--	--
Telecommunication Services	77,884,838	23,462,697	54,422,141	--
Money Market Funds	432,902,209	432,902,209	--	--
Total Investments in Securities:	$7,644,855,887	$5,971,204,040	$1,673,651,847	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$143,212,353
Level 2 to Level 1	$135,574,993

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $6,291,256,120. Net unrealized appreciation aggregated $1,353,599,767, of which $1,484,980,980 related to appreciated investment securities and $131,381,213 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Pacific Basin Fund

July 31, 2017

PAF-QTLY-0917
1.804825.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 12.7%
1-Page Ltd. (a)	872,167	$115,126
Aconex Ltd. (a)(b)	1,056,194	3,219,279
Amcor Ltd.	527,187	6,469,639
Arena (REIT) unit	2,567,715	4,231,594
Australia & New Zealand Banking Group Ltd.	402,514	9,541,192
Blue Sky Alternative Investments Ltd.	1,304,870	9,781,306
Commonwealth Bank of Australia	281,412	18,850,101
CSL Ltd.	120,544	12,150,835
Hansen Technologies Ltd.	1,848,148	5,633,155
HUB24 Ltd. (a)	1,203,719	6,211,190
Magellan Financial Group Ltd.	227,615	4,809,050
NIB Holdings Ltd.	1,269,267	5,828,474
realestate.com.au Ltd.	149,995	8,282,124
Reliance Worldwide Corp. Ltd. (b)	1,334,827	3,566,658
SpeedCast International Ltd.	1,171,597	3,233,608
Sydney Airport unit	791,380	4,260,790
Woodside Petroleum Ltd.	347,268	8,103,846

TOTAL AUSTRALIA		114,287,967

Bermuda - 2.3%
Cheung Kong Infrastructure Holdings Ltd.	1,211,000	11,294,791
Hongkong Land Holdings Ltd.	875,100	6,580,752
PAX Global Technology Ltd. (b)	4,667,000	3,095,081

TOTAL BERMUDA		20,970,624

Cayman Islands - 5.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	176,700	27,379,665
China Biologic Products Holdings, Inc. (a)(b)	41,600	4,139,200
China High Precision Automation Group Ltd. (a)	1,875,000	2
China Metal Recycling (Holdings) Ltd. (a)	2,572,200	3
International Housewares Retail Co. Ltd.	17,378,000	3,270,556
NetEase, Inc. ADR	21,600	6,723,648
Silergy Corp.	368,000	7,185,954
SITC International Holdings Co. Ltd.	5,566,000	4,631,920

TOTAL CAYMAN ISLANDS		53,330,948

China - 9.9%
Gree Electric Appliances, Inc. of Zhuhai Class A	1,470,794	8,580,023
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	2,023,016	9,022,527
Industrial & Commercial Bank of China Ltd. (H Shares)	13,110,000	9,181,095
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,657,294	12,614,706
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	556,654	7,398,275
Kweichow Moutai Co. Ltd. (A Shares)	235,450	16,844,184
Shanghai International Airport Co. Ltd. (A Shares)	1,106,113	6,158,273
Shenzhen Expressway Co. (H Shares)	4,216,000	3,767,563
Shenzhen Inovance Technology Co. Ltd. Class A	739,800	2,731,955
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,889,600	4,814,912
Weifu High-Technology Co. Ltd. (B Shares)	1,382,213	3,203,008
Yunnan Baiyao Group Co. Ltd.	388,532	5,085,853

TOTAL CHINA		89,402,374

Hong Kong - 4.8%
AIA Group Ltd.	2,325,600	18,325,995
CSPC Pharmaceutical Group Ltd.	2,992,000	4,665,663
Hang Seng Bank Ltd.	471,800	10,268,602
Magnificent Hotel Investment Ltd.	90,048,000	2,617,004
Techtronic Industries Co. Ltd.	1,635,500	7,276,287

TOTAL HONG KONG		43,153,551

India - 7.0%
Asian Paints Ltd.	364,050	6,589,543
Bharti Infratel Ltd.	1,673,826	10,468,585
CCL Products (India) Ltd. (a)	209,785	926,839
HDFC Bank Ltd.	394,066	11,280,950
Housing Development Finance Corp. Ltd.	291,623	8,130,048
Indraprastha Gas Ltd.	370,196	6,801,155
Petronet LNG Ltd.	2,476,772	7,870,640
Power Grid Corp. of India Ltd.	1,697,850	5,907,291
Reliance Industries Ltd.	193,102	4,859,744

TOTAL INDIA		62,834,795

Indonesia - 3.1%
PT Bank Central Asia Tbk	9,167,900	12,866,987
PT Bank Rakyat Indonesia Tbk	8,236,100	9,133,021
PT Gudang Garam Tbk	1,112,900	6,356,326

TOTAL INDONESIA		28,356,334

Israel - 0.6%
Sarine Technologies Ltd.	4,391,400	4,925,601
Japan - 34.1%
Arcland Service Holdings Co. Ltd.	383,000	6,663,286
Bank of Kyoto Ltd.	722,000	6,928,895
Broadleaf Co. Ltd.	293,902	1,978,097
Create SD Holdings Co. Ltd.	211,800	5,362,001
Daito Trust Construction Co. Ltd.	43,200	7,304,168
Dentsu, Inc.	102,100	4,778,775
Disco Corp.	37,000	6,568,008
East Japan Railway Co.	78,300	7,350,946
Eiken Chemical Co. Ltd.	170,700	5,659,291
Fanuc Corp.	39,200	8,014,630
Harmonic Drive Systems, Inc. (b)	96,500	4,170,915
Hoya Corp.	176,600	9,973,347
Kakaku.com, Inc.	304,100	4,294,832
Kao Corp.	149,000	9,074,207
KDDI Corp.	355,000	9,406,427
Keyence Corp.	21,800	10,088,766
Misumi Group, Inc.	262,700	6,519,545
Mitsubishi Pencil Co. Ltd.	142,600	3,886,916
Mitsui Fudosan Co. Ltd.	227,000	5,218,663
Morinaga & Co. Ltd.	94,600	5,423,121
Murata Manufacturing Co. Ltd.	36,400	5,672,384
Nakanishi, Inc.	143,500	6,020,114
Nidec Corp.	70,700	7,798,195
Nifco, Inc.	102,900	5,936,269
Nihon M&A Center, Inc.	113,600	4,559,663
Nihon Parkerizing Co. Ltd.	223,200	3,204,913
Nitori Holdings Co. Ltd.	56,500	7,974,421
Olympus Corp.	151,600	5,514,227
Open House Co. Ltd.	147,500	4,883,441
ORIX Corp.	565,400	8,982,703
PALTAC Corp.	95,500	3,465,010
PeptiDream, Inc. (a)(b)	102,000	3,210,486
ProNexus, Inc.	276,400	3,133,929
Rakuten, Inc.	432,400	5,287,090
Santen Pharmaceutical Co. Ltd.	391,000	5,522,128
Seven & i Holdings Co. Ltd.	220,700	8,895,243
Shionogi & Co. Ltd.	170,700	9,129,187
SK Kaken Co. Ltd.	59,000	5,351,717
SMC Corp.	17,800	5,668,810
SMS Co., Ltd.	210,300	6,657,418
SoftBank Corp.	175,900	14,177,111
Sosei Group Corp. (a)(b)	22,700	2,361,731
Start Today Co. Ltd.	320,500	9,055,808
Subaru Corp.	256,700	9,299,830
Sundrug Co. Ltd.	144,600	5,390,775
The Suruga Bank Ltd.	313,800	7,577,084
Tokyo Century Corp.	111,800	4,766,293
Toshiba Plant Systems & Services Corp.	274,800	4,476,764
Welcia Holdings Co. Ltd.	135,200	5,144,578

TOTAL JAPAN		307,782,158

Korea (South) - 2.5%
Coway Co. Ltd.	53,773	4,758,226
Hanon Systems	411,900	3,769,839
Hyundai Mipo Dockyard Co. Ltd. (a)	38,273	3,673,738
LG Household & Health Care Ltd.	4,883	4,320,834
Loen Entertainment, Inc.	78,154	6,252,683

TOTAL KOREA (SOUTH)		22,775,320

New Zealand - 1.3%
EBOS Group Ltd.	408,279	5,546,711
Ryman Healthcare Group Ltd.	925,540	6,130,610

TOTAL NEW ZEALAND		11,677,321

Philippines - 0.9%
Ayala Land, Inc.	5,832,700	4,858,077
D&L Industries, Inc.	13,974,600	3,397,624

TOTAL PHILIPPINES		8,255,701

Singapore - 0.3%
Wing Tai Holdings Ltd.	1,890,100	2,845,297
South Africa - 3.8%
Naspers Ltd. Class N	154,400	34,130,813
Taiwan - 5.8%
Advantech Co. Ltd.	58,978	446,027
CTCI Corp.	3,474,000	5,662,662
ECLAT Textile Co. Ltd.	323,340	3,718,766
Nien Made Enterprise Co. Ltd.	499,000	6,085,869
Taiwan Semiconductor Manufacturing Co. Ltd.	3,950,000	27,904,616
United Microelectronics Corp.	4,039,000	1,852,694
Voltronic Power Technology Corp.	380,703	6,526,805

TOTAL TAIWAN		52,197,439

Thailand - 1.0%
Bangkok Bank PCL (For. Reg.)	882,400	4,892,426
Thai Beverage PCL	6,086,700	4,289,413

TOTAL THAILAND		9,181,839

United States of America - 0.8%
GI Dynamics, Inc. CDI (a)	5,561,290	209,105
ResMed, Inc. CDI	923,110	7,133,794

TOTAL UNITED STATES OF AMERICA		7,342,899

TOTAL COMMON STOCKS
(Cost $657,214,620)		873,450,981

Nonconvertible Preferred Stocks - 0.9%
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.
(Cost $8,684,474)	4,910	8,465,857

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 1.11% (c)	15,098,176	15,101,196
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	14,426,167	14,427,610
TOTAL MONEY MARKET FUNDS
(Cost $29,528,482)		29,528,806
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $695,427,576)		911,445,644
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(9,274,383)
NET ASSETS - 100%		$902,171,261

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$102,907
Fidelity Securities Lending Cash Central Fund	245,568
Total	$348,475

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$144,405,687	$110,274,874	$34,130,813	$--
Consumer Staples	79,425,796	70,530,553	8,895,243	--
Energy	20,834,230	20,834,230	--	--
Financials	167,355,412	156,074,462	11,280,950	--
Health Care	109,881,900	109,881,900	--	--
Industrials	101,486,278	93,471,648	8,014,630	--
Information Technology	136,303,136	106,430,698	29,757,310	115,128
Materials	25,013,439	25,013,436	--	3
Real Estate	35,921,992	35,921,992	--	--
Telecommunication Services	37,285,731	13,702,193	23,583,538	--
Utilities	24,003,237	17,202,082	6,801,155	--
Money Market Funds	29,528,806	29,528,806	--	--
Total Investments in Securities:	$911,445,644	$788,866,874	$122,463,639	$115,131

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$23,306,753
Level 2 to Level 1	$7,869,143

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $701,605,019. Net unrealized appreciation aggregated $209,840,625, of which $240,467,985 related to appreciated investment securities and $30,627,360 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Fund

July 31, 2017

ILF-QTLY-0917
1.873106.108

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value
Argentina - 0.4%
Grupo Superveille SA sponsored ADR	1,020,372	$18,285,066
Telecom Argentina SA Class B sponsored ADR	863,234	22,780,745
YPF SA Class D sponsored ADR	1,546,000	31,229,200

TOTAL ARGENTINA		72,295,011

Australia - 0.1%
Frontier Digital Ventures Ltd. (a)	15,575,924	9,470,162
Austria - 0.3%
Erste Group Bank AG	1,342,040	55,787,444
Bailiwick of Guernsey - 0.1%
Etalon Group Ltd. GDR (Reg. S)	4,337,500	15,506,563
Bermuda - 1.6%
AGTech Holdings Ltd. (b)	71,288,000	11,591,100
Credicorp Ltd. (United States)	415,140	76,859,020
GP Investments Ltd. Class A (depositary receipt) (a)(b)	7,634,637	16,158,739
PAX Global Technology Ltd. (c)	35,382,000	23,464,787
Shangri-La Asia Ltd.	68,246,000	110,964,844
VimpelCom Ltd. sponsored ADR	7,034,920	28,772,823

TOTAL BERMUDA		267,811,313

Brazil - 3.5%
B2W Companhia Global do Varejo (a)(b)	27,183,102	115,937,998
Banco do Brasil SA	5,339,000	49,137,942
BB Seguridade Participacoes SA	5,251,200	46,224,907
BR Malls Participacoes SA	12,398,940	52,484,810
Companhia de Saneamento de Minas Gerais	3,677,370	49,977,373
Cosan SA Industria e Comercio	3,694,800	42,773,351
Direcional Engenharia SA (a)	13,494,400	24,536,453
FPC Par Corretora de Seguros	3,800,200	24,129,415
Localiza Rent A Car SA	3,592,990	59,799,632
Minerva SA	11,235,600	44,677,935
Smiles SA	4,318,301	90,136,839

TOTAL BRAZIL		599,816,655

British Virgin Islands - 0.7%
Mail.Ru Group Ltd. GDR (Reg. S) (b)	4,270,401	117,905,772
Canada - 0.4%
Pan American Silver Corp.	3,070,800	51,742,980
Torex Gold Resources, Inc. (b)	1,079,590	19,682,439

TOTAL CANADA		71,425,419

Cayman Islands - 15.5%
58.com, Inc. ADR (b)(c)	4,364,618	222,813,749
Alibaba Group Holding Ltd. sponsored ADR (b)	4,623,006	716,334,780
BizLink Holding, Inc.	2,548,277	18,976,396
China Biologic Products Holdings, Inc. (b)	197,200	19,621,400
China Resources Land Ltd.	13,974,000	44,905,439
Ctrip.com International Ltd. ADR (b)	1,394,000	83,263,620
Haitian International Holdings Ltd.	15,369,000	44,075,588
JD.com, Inc. sponsored ADR (b)	11,229,204	507,223,145
Kingsoft Corp. Ltd.	10,372,000	27,354,842
Momo, Inc. ADR (b)	290,600	12,766,058
NetEase, Inc. ADR	193,100	60,108,168
Silergy Corp.	193,000	3,768,720
Tencent Holdings Ltd.	20,006,699	798,547,033
Uni-President China Holdings Ltd.	97,265,000	75,587,462

TOTAL CAYMAN ISLANDS		2,635,346,400

Chile - 1.4%
Compania Cervecerias Unidas SA sponsored ADR (c)	2,403,200	63,949,152
Enersis SA	207,642,234	41,931,722
Inversiones La Construccion SA	2,033,314	27,223,608
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	1,130,300	46,466,633
Vina Concha y Toro SA	34,096,719	54,939,696

TOTAL CHILE		234,510,811

China - 7.9%
BBMG Corp. (H Shares)	86,294,500	43,529,514
China Life Insurance Co. Ltd. (H Shares)	48,361,900	152,845,641
China Longyuan Power Grid Corp. Ltd. (H Shares)	63,270,810	46,334,439
China Oilfield Services Ltd. (H Shares)	36,132,000	30,808,511
China Pacific Insurance (Group) Co. Ltd. (H Shares)	27,477,094	121,365,256
China Petroleum & Chemical Corp. (H Shares)	61,098,000	46,316,433
China Telecom Corp. Ltd. (H Shares)	114,388,882	54,479,265
Conch Cement Co. Ltd. (H Shares)	14,653,500	54,218,025
Guangzhou Automobile Group Co. Ltd. (H Shares)	55,828,000	119,935,710
iFlytek Co. Ltd.	4,538,126	31,992,319
Industrial & Commercial Bank of China Ltd. (H Shares)	358,555,400	251,100,788
Kweichow Moutai Co. Ltd. (A Shares)	825,629	59,065,819
Maanshan Iron & Steel Ltd. (H Shares) (b)	36,912,000	17,910,647
PICC Property & Casualty Co. Ltd. (H Shares)	29,846,500	55,636,432
Qingdao Haier Co. Ltd.	48,200,937	100,607,467
Shanghai International Airport Co. Ltd. (A Shares)	7,833,698	43,614,035
Tsingtao Brewery Co. Ltd. (H Shares)	13,702,000	58,766,964
Zhengzhou Yutong Bus Co. Ltd.	17,171,051	56,440,811

TOTAL CHINA		1,344,968,076

Colombia - 0.3%
Bancolombia SA sponsored ADR	960,886	42,029,154
Czech Republic - 0.3%
MONETA Money Bank A/S	14,600,475	52,614,802
Greece - 0.4%
Titan Cement Co. SA (Reg.)	2,336,400	65,190,620
Hong Kong - 4.0%
AIA Group Ltd.	4,881,320	38,465,362
China Mobile Ltd.	638,295	6,822,830
China Mobile Ltd. sponsored ADR	1,991,470	106,404,242
China Resources Beer Holdings Co. Ltd.	41,964,666	106,056,039
China Resources Power Holdings Co. Ltd.	22,148,397	42,250,616
China Unicom Ltd. (b)	6,825,000	9,891,620
China Unicom Ltd. sponsored ADR (b)(c)	3,741,200	54,546,696
CNOOC Ltd.	111,181,000	124,440,957
CSPC Pharmaceutical Group Ltd.	30,442,000	47,470,625
Far East Horizon Ltd.	123,286,750	105,122,363
Sinotruk Hong Kong Ltd.	38,854,500	40,790,559

TOTAL HONG KONG		682,261,909

India - 8.6%
Adani Ports & Special Economic Zone Ltd.	10,736,021	66,226,094
Axis Bank Ltd.	10,544,463	85,400,621
Bharat Petroleum Corp. Ltd.	9,931,345	72,906,719
Bharti Airtel Ltd.	2,102,507	13,724,607
Bharti Infratel Ltd.	5,858,096	36,638,201
Coal India Ltd.	11,906,635	46,212,882
Edelweiss Financial Services Ltd.	6,076,122	19,403,260
Eicher Motors Ltd.	59,208	27,750,821
ICICI Bank Ltd.	9,153,256	43,052,635
ICICI Bank Ltd. sponsored ADR	4,613,070	42,947,682
Indraprastha Gas Ltd.	1,776,104	32,630,169
ITC Ltd.	15,243,151	67,748,657
JK Cement Ltd.	3,002,860	47,630,282
Larsen & Toubro Ltd.	3,789,996	70,505,854
LIC Housing Finance Ltd.	4,835,312	52,018,404
Lupin Ltd.	4,265,699	68,591,483
Petronet LNG Ltd.	11,600,919	36,865,183
Phoenix Mills Ltd. (b)	6,623,062	50,297,295
Power Grid Corp. of India Ltd.	18,587,044	64,669,475
Reliance Industries Ltd.	7,894,920	198,689,230
SREI Infrastructure Finance Ltd. (a)	36,599,476	66,749,278
State Bank of India	19,912,397	96,955,813
Sun Pharmaceutical Industries Ltd.	9,377,238	77,678,538
Tata Motors Ltd.	10,020,485	69,415,825
Tejas Networks Ltd.	1,266,571	6,645,649

TOTAL INDIA		1,461,354,657

Indonesia - 2.2%
PT Astra International Tbk	167,241,300	100,101,273
PT Bank Mandiri (Persero) Tbk	78,490,700	80,411,142
PT Bank Rakyat Indonesia Tbk	89,592,300	99,349,012
PT Indocement Tunggal Prakarsa Tbk	12,937,700	16,992,626
PT Kalbe Farma Tbk	168,217,000	21,904,570
PT Link Net Tbk	52,097,141	19,745,614
PT Lippo Karawaci Tbk	71,422,500	3,832,714
PT Semen Gresik (Persero) Tbk	45,458,700	33,947,318

TOTAL INDONESIA		376,284,269

Israel - 0.3%
Bezeq The Israel Telecommunication Corp. Ltd.	36,623,737	54,350,706
Japan - 0.5%
Sumco Corp. (c)	4,942,100	80,511,693
Korea (South) - 11.3%
AMOREPACIFIC Group, Inc.	732,569	79,475,267
BS Financial Group, Inc.	4,556,238	45,971,855
Daou Technology, Inc. (a)	3,046,123	60,518,009
Duk San Neolux Co. Ltd.	940,042	20,648,549
Fila Korea Ltd.	517,312	34,181,527
Hanon Systems	3,890,635	35,608,324
Hyundai Fire & Marine Insurance Co. Ltd.	1,608,975	65,224,736
Hyundai Glovis Co. Ltd.	357,317	50,091,094
Hyundai Mipo Dockyard Co. Ltd. (b)	357,846	34,348,819
Hyundai Mobis	843,919	185,371,539
InterPark INT Corp. (a)	3,076,471	26,481,162
KB Financial Group, Inc.	4,128,065	219,316,641
KEPCO Plant Service & Engineering Co. Ltd.	507,158	20,378,067
Korea Electric Power Corp.	854,728	34,049,409
Korea Express Co. Ltd. (b)	354,138	58,973,723
Korean Reinsurance Co.	5,363,859	61,783,747
KT Corp.	564,481	17,538,293
KT Corp. sponsored ADR (c)	480,400	8,738,476
LG Chemical Ltd.	188,864	55,313,382
LG Telecom Ltd.	2,301,339	34,213,856
NAVER Corp.	92,572	66,374,670
Samsung Electronics Co. Ltd.	143,061	307,854,483
Samsung Life Insurance Co. Ltd.	539,388	60,443,860
Samsung SDI Co. Ltd.	594,500	89,445,593
Shinhan Financial Group Co. Ltd.	4,080,438	193,777,762
Shinhan Financial Group Co. Ltd. sponsored ADR	38,921	1,849,526
SK Telecom Co. Ltd.	8,422	2,080,708
SK Telecom Co. Ltd. sponsored ADR	1,639,700	44,698,222
Viatron Technologies, Inc.	565,612	11,110,881

TOTAL KOREA (SOUTH)		1,925,862,180

Mauritius - 0.2%
MakeMyTrip Ltd. (b)	1,063,196	34,607,030
Mexico - 3.6%
America Movil S.A.B. de CV Series L sponsored ADR	1,065,300	18,834,504
CEMEX S.A.B. de CV sponsored ADR	10,000,036	97,100,350
Fibra Uno Administracion SA de CV	18,905,000	34,937,481
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	5,038,700	57,699,165
Grupo Comercial Chedraui S.A.B. de CV	8,596,781	17,963,783
Grupo Financiero Banorte S.A.B. de CV Series O	16,617,218	110,162,284
Infraestructura Energetica Nova S.A.B. de CV	8,926,900	50,600,392
Macquarie Mexican (REIT) (a)	69,580,813	85,947,596
Promotora y Operadora de Infraestructura S.A.B. de CV	2,949,755	32,389,727
Tenedora Nemak SA de CV	30,395,873	27,540,257
Wal-Mart de Mexico SA de CV Series V	36,897,200	85,141,805

TOTAL MEXICO		618,317,344

Netherlands - 1.4%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 9/29/17 (b)(d)	12,421,800	55,400,465
X5 Retail Group NV GDR (Reg. S) (b)	1,293,200	50,020,976
Yandex NV Series A (b)	4,824,480	139,813,430

TOTAL NETHERLANDS		245,234,871

Nigeria - 0.5%
Guaranty Trust Bank PLC	101,802,322	12,610,248
Guaranty Trust Bank PLC GDR (Reg. S)	4,047,204	22,219,150
Transnational Corp. of Nigeria PLC (b)	1,235,285,783	5,642,543
Zenith Bank PLC	508,113,887	39,665,925

TOTAL NIGERIA		80,137,866

Pakistan - 0.4%
Habib Bank Ltd.	27,055,700	60,646,866
Panama - 0.3%
Copa Holdings SA Class A	443,400	55,628,964
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	2,972,800	36,387,072
Philippines - 0.6%
Metropolitan Bank & Trust Co.	32,167,907	55,499,304
Robinsons Land Corp.	76,133,870	38,802,214

TOTAL PHILIPPINES		94,301,518

Romania - 0.2%
Banca Transilvania SA	37,420,637	28,169,413
Russia - 4.5%
Lukoil PJSC sponsored ADR	2,860,100	133,194,857
MegaFon PJSC	1,283,667	12,192,582
MegaFon PJSC GDR	738,691	7,113,594
MMC Norilsk Nickel PJSC sponsored ADR	5,723,800	84,912,573
Mobile TeleSystems OJSC	6,724,970	26,587,653
NOVATEK OAO GDR (Reg. S)	770,800	80,625,680
RusHydro PJSC	2,572,212,700	32,979,733
Sberbank of Russia	57,614,870	158,701,901
Sberbank of Russia sponsored ADR	17,538,594	204,324,620
Unipro PJSC	664,327,196	27,210,860

TOTAL RUSSIA		767,844,053

Singapore - 0.2%
First Resources Ltd.	26,810,200	36,995,959
South Africa - 5.8%
Aspen Pharmacare Holdings Ltd.	2,407,182	50,460,635
Barclays Africa Group Ltd.	4,447,188	48,795,476
Bidvest Group Ltd.	3,860,445	49,121,352
FirstRand Ltd.	20,042,400	78,869,306
Imperial Holdings Ltd.	6,690,100	88,248,657
Life Healthcare Group Holdings Ltd.	16,198,600	31,097,379
MTN Group Ltd.	6,436,200	57,867,805
Naspers Ltd. Class N	2,119,200	468,458,736
Nedbank Group Ltd.	2,214,700	36,814,897
Sasol Ltd.	764,948	23,057,081
Telkom SA Ltd.	4,866,057	24,018,743
Tiger Brands Ltd.	976,332	29,596,482

TOTAL SOUTH AFRICA		986,406,549

Taiwan - 7.6%
Advantech Co. Ltd.	3,177,795	24,032,374
Chroma ATE, Inc.	6,302,000	19,918,946
eMemory Technology, Inc.	909,000	13,342,650
GlobalWafers Co. Ltd.	12,600,300	99,461,237
King's Town Bank	28,288,000	29,210,664
LandMark Optoelectronics Corp.	2,802,446	38,445,576
Largan Precision Co. Ltd.	1,978,900	360,877,691
PChome Online, Inc.	2,542,613	17,840,241
Quanta Computer, Inc.	18,647,000	44,188,228
Taiwan Cement Corp.	45,169,000	52,323,057
Taiwan Fertilizer Co. Ltd.	14,450,000	19,608,135
Taiwan Semiconductor Manufacturing Co. Ltd.	44,719,284	315,917,586
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	434,701	15,631,848
Unified-President Enterprises Corp.	41,404,000	79,205,388
United Microelectronics Corp.	88,357,000	40,529,466
Universal Cement Corp.	24,741,681	18,506,412
Vanguard International Semiconductor Corp.	5,079,000	9,514,352
Wistron NeWeb Corp.	5,392,800	17,259,387
Yuanta Financial Holding Co. Ltd.	166,315,206	71,283,057

TOTAL TAIWAN		1,287,096,295

Thailand - 1.3%
Delta Electronics PCL (For. Reg.)	9,059,000	24,160,782
Kasikornbank PCL (For. Reg.)	12,778,504	76,033,952
PTT Global Chemical PCL (For. Reg.)	39,244,000	84,616,982
Star Petroleum Refining PCL	68,108,700	31,519,961

TOTAL THAILAND		216,331,677

Turkey - 1.7%
Bim Birlesik Magazalar A/S JSC	3,659,000	71,322,091
Tupras Turkiye Petrol Rafinelleri A/S	3,006,796	92,612,751
Turkcell Iletisim Hizmet A/S	13,902,000	50,799,074
Turkcell Iletisim Hizmet A/S sponsored ADR (c)	563,700	5,186,040
Turkiye Garanti Bankasi A/S	25,355,000	75,934,960

TOTAL TURKEY		295,854,916

United Arab Emirates - 1.7%
DP World Ltd.	2,286,192	52,582,416
Emaar Properties PJSC	56,998,860	127,869,375
National Bank of Abu Dhabi PJSC (b)	35,339,907	102,467,979

TOTAL UNITED ARAB EMIRATES		282,919,770

United Kingdom - 0.6%
Fresnillo PLC	1,899,500	38,495,236
Mondi PLC	2,061,900	54,273,393
Shanghai International Airport Co. Ltd. ELS (UBS Warrant Programme) warrants 5/11/18 (b)(d)	498,900	2,777,621

TOTAL UNITED KINGDOM		95,546,250

United States of America - 0.7%
Cognizant Technology Solutions Corp. Class A	1,698,900	117,767,748
TOTAL COMMON STOCKS
(Cost $11,759,837,805)		15,505,497,777

Preferred Stocks - 7.5%
Convertible Preferred Stocks - 0.3%
Cayman Islands - 0.3%
China Internet Plus Holdings Ltd. Series A-11 (b)(e)	7,577,282	42,887,416
Nonconvertible Preferred Stocks - 7.2%
Brazil - 5.3%
Ambev SA sponsored ADR	19,464,500	118,344,160
Banco do Estado Rio Grande do Sul SA	8,673,486	40,692,385
Companhia Paranaense de Energia-Copel:
(PN-B) (b)	128,600	1,068,522
(PN-B) sponsored ADR (c)	5,095,809	42,193,299
Fibria Celulose SA sponsored ADR	5,929,400	62,673,758
Itau Unibanco Holding SA sponsored ADR	20,798,594	247,711,255
Metalurgica Gerdau SA (PN) (a)(b)	35,708,022	60,231,916
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (b)	12,170,100	103,445,850
Telefonica Brasil SA	5,518,900	82,668,020
Vale SA (PN-A) sponsored ADR	15,211,700	142,837,863
		901,867,028
Korea (South) - 1.9%
Hyundai Motor Co. Series 2	1,548,909	146,601,681
Samsung Electronics Co. Ltd.	75,257	129,758,662
Samsung Fire & Marine Insurance Co. Ltd.	258,702	44,466,987
		320,827,330

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,222,694,358

TOTAL PREFERRED STOCKS
(Cost $909,912,783)		1,265,581,774
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.91% to 0.93% 8/24/17 (Cost $7,295,719)	7,300,000	7,295,467
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.11% (f)	76,127,384	76,142,609
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)	76,964,440	76,972,136
TOTAL MONEY MARKET FUNDS
(Cost $153,093,795)		153,114,745
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $12,830,140,102)		16,931,489,763
NET OTHER ASSETS (LIABILITIES) - 0.3%		47,233,539
NET ASSETS - 100%		$16,978,723,302

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Affiliated company

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,178,086 or 0.3% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,887,416 or 0.3% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$23,950,652

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,575,211
Fidelity Securities Lending Cash Central Fund	772,030
Total	$2,347,241

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
B2W Companhia Global do Varejo	$46,206,356	$54,235,007	$11,885,900	$--	$115,937,998
Daou Technology, Inc.	44,852,464	8,601,682	--	481,811	60,518,009
Direcional Engenharia SA	23,505,135	754,992	1,055,251	--	24,536,453
Fila Korea Ltd.	51,126,461	--	10,287,285	115,434	--
FPC Par Corretora de Seguros	51,039,845	6,095,228	50,812,643	2,028,261	--
Frontier Digital Ventures Ltd.	6,042,789	--	--	--	9,470,162
GP Investments Ltd. Class A (depositary receipt)	17,347,037	--	697,647	--	16,158,739
InterPark INT Corp.	30,049,593	76,664	--	190,078	26,481,162
Korean Reinsurance Co.	75,492,743	1,796,790	21,215,868	1,390,984	--
Macquarie Mexican (REIT)	90,614,570	224,011	2,779,690	4,722,784	85,947,596
Metalurgica Gerdau SA (PN)	56,285,896	--	3,002,568	--	60,231,916
Minerva SA	40,691,800	--	5,727,781	1,007,272	--
Smiles SA	137,502,361	--	66,466,328	10,133,284	--
SREI Infrastructure Finance Ltd.	45,678,231	--	9,739,448	300,692	66,749,278
Total	$716,435,281	$71,784,374	$183,670,409	$20,370,600	$466,031,313

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,428,225,314	$1,916,879,162	$468,458,736	$42,887,416
Consumer Staples	1,098,857,635	1,098,857,635	--	--
Energy	1,071,641,565	900,884,175	170,757,390	--
Financials	4,030,618,637	3,204,745,971	825,872,666	--
Health Care	316,824,630	316,824,630	--	--
Industrials	839,393,117	839,393,117	--	--
Information Technology	4,010,404,852	2,855,410,767	1,154,994,085	--
Materials	1,248,296,843	1,225,239,762	23,057,081	--
Real Estate	454,583,487	454,583,487	--	--
Telecommunication Services	800,694,919	737,773,815	62,921,104	--
Utilities	471,538,552	404,858,974	66,679,578	--
Government Obligations	7,295,467	--	7,295,467	--
Money Market Funds	153,114,745	153,114,745	--	--
Total Investments in Securities:	$16,931,489,763	$14,108,566,240	$2,780,036,107	$42,887,416

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$684,740,660
Level 2 to Level 1	$252,117,868

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $12,870,878,377. Net unrealized appreciation aggregated $4,060,611,386, of which $4,524,165,275 related to appreciated investment securities and $463,553,889 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series International Growth Fund

July 31, 2017

GSV-S-QTLY-0917
1.907949.107

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 3.6%
CSL Ltd.	4,375,501	$441,050,501
Transurban Group unit	11,421,639	104,256,721

TOTAL AUSTRALIA		545,307,222

Austria - 1.9%
Andritz AG	3,161,498	193,753,435
BUWOG-Gemeinnuetzige Wohnung	3,030,483	89,095,209

TOTAL AUSTRIA		282,848,644

Belgium - 4.2%
Anheuser-Busch InBev SA NV	4,369,581	527,113,670
KBC Groep NV	1,366,802	113,261,414

TOTAL BELGIUM		640,375,084

Brazil - 0.1%
Itau Unibanco Holding SA	1,170,800	12,420,050
Canada - 1.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,362,400	64,604,041
Franco-Nevada Corp.	1,002,400	72,626,262
Pason Systems, Inc.	2,199,769	32,112,128
PrairieSky Royalty Ltd.	1,538,800	38,212,351

TOTAL CANADA		207,554,782

Cayman Islands - 1.9%
58.com, Inc. ADR (a)	1,127,100	57,538,455
Alibaba Group Holding Ltd. sponsored ADR (a)	1,152,200	178,533,390
China Biologic Products Holdings, Inc. (a)	542,150	53,943,925

TOTAL CAYMAN ISLANDS		290,015,770

Denmark - 1.3%
Jyske Bank A/S (Reg.)	1,346,300	84,370,776
Novo Nordisk A/S Series B sponsored ADR	2,685,081	113,847,434

TOTAL DENMARK		198,218,210

Finland - 0.3%
Tikkurila Oyj	1,985,479	42,377,893
France - 0.8%
Essilor International SA	968,544	122,796,831
Germany - 4.9%
Bayer AG	2,443,700	309,969,097
SAP AG	4,136,764	438,022,196

TOTAL GERMANY		747,991,293

Hong Kong - 2.4%
AIA Group Ltd.	46,265,000	364,573,507
India - 1.1%
Housing Development Finance Corp. Ltd.	5,890,258	164,212,280
Ireland - 3.1%
CRH PLC sponsored ADR	8,033,805	281,745,541
James Hardie Industries PLC CDI	12,709,123	194,805,437

TOTAL IRELAND		476,550,978

Isle of Man - 0.6%
Playtech Ltd.	6,741,368	85,432,257
Israel - 0.3%
Azrieli Group	839,086	45,827,231
Italy - 1.1%
Azimut Holding SpA	1,882,606	42,210,233
Interpump Group SpA	4,116,049	125,371,452

TOTAL ITALY		167,581,685

Japan - 12.5%
Astellas Pharma, Inc.	7,259,800	92,457,416
DENSO Corp.	2,987,200	143,771,447
East Japan Railway Co.	1,574,900	147,854,461
Hoya Corp.	3,273,100	184,845,758
Keyence Corp.	777,600	359,863,504
Komatsu Ltd.	4,904,200	131,518,633
Misumi Group, Inc.	6,160,300	152,882,950
Mitsui Fudosan Co. Ltd.	4,437,000	102,005,320
Nintendo Co. Ltd.	215,600	73,220,914
Olympus Corp.	3,382,100	123,018,921
OSG Corp.	3,673,500	77,605,166
SHO-BOND Holdings Co. Ltd. (b)	1,551,100	82,025,607
USS Co. Ltd.	10,817,800	218,524,564

TOTAL JAPAN		1,889,594,661

Kenya - 0.6%
Safaricom Ltd.	358,245,500	84,410,605
Korea (South) - 1.2%
BGFretail Co. Ltd.	1,398,475	115,380,884
NAVER Corp.	88,254	63,278,638

TOTAL KOREA (SOUTH)		178,659,522

Mexico - 0.5%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	802,412	80,947,323
Netherlands - 2.3%
ASML Holding NV (Netherlands)	2,287,900	345,017,844
New Zealand - 0.4%
Auckland International Airport Ltd.	10,102,611	52,805,944
South Africa - 2.3%
Clicks Group Ltd.	7,052,484	79,875,084
Naspers Ltd. Class N	1,210,210	267,522,389

TOTAL SOUTH AFRICA		347,397,473

Spain - 4.9%
Amadeus IT Holding SA Class A	3,970,800	244,714,955
Hispania Activos Inmobiliarios SA	2,597,710	46,865,577
Inditex SA	8,264,127	328,039,614
Merlin Properties Socimi SA	3,236,200	43,596,934
Prosegur Compania de Seguridad SA (Reg.)	10,620,889	72,797,718

TOTAL SPAIN		736,014,798

Sweden - 5.3%
ASSA ABLOY AB (B Shares)	15,029,217	322,036,035
Atlas Copco AB (A Shares)	5,487,000	198,452,399
Essity AB Class B (a)	2,866,000	83,099,730
Fagerhult AB	4,083,792	53,742,092
Svenska Cellulosa AB (SCA) (B Shares)	2,866,000	23,730,102
Svenska Handelsbanken AB (A Shares)	8,345,613	124,246,660

TOTAL SWEDEN		805,307,018

Switzerland - 8.8%
Nestle SA (Reg. S)	9,636,606	813,421,549
Roche Holding AG (participation certificate)	1,428,511	361,655,108
Schindler Holding AG:
(participation certificate)	579,078	124,924,423
(Reg.)	154,309	32,459,228

TOTAL SWITZERLAND		1,332,460,308

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	21,426,000	151,363,116
Turkey - 0.2%
Tupras Turkiye Petrol Rafinelleri A/S	1,160,924	35,757,785
United Kingdom - 11.6%
BAE Systems PLC	16,093,500	127,721,089
Berendsen PLC	5,132,900	86,347,440
British American Tobacco PLC (United Kingdom)	5,048,900	314,070,560
Elementis PLC	9,031,847	35,320,858
Howden Joinery Group PLC	6,596,900	36,983,083
Informa PLC	15,456,952	141,839,591
InterContinental Hotel Group PLC ADR (c)	4,678,039	265,525,494
Prudential PLC	11,077,318	270,292,058
Reckitt Benckiser Group PLC	3,641,887	354,091,000
Rightmove PLC	692,770	38,462,834
Shaftesbury PLC	3,385,400	43,907,629
Spectris PLC	1,225,000	39,760,119

TOTAL UNITED KINGDOM		1,754,321,755

United States of America - 17.5%
Alphabet, Inc. Class A (a)	262,194	247,904,427
Autoliv, Inc. (c)	1,333,027	144,486,797
Berkshire Hathaway, Inc. Class B (a)	1,057,450	185,022,027
Domino's Pizza, Inc.	181,140	33,782,610
Martin Marietta Materials, Inc.	670,000	151,708,100
MasterCard, Inc. Class A	2,540,010	324,613,278
Mohawk Industries, Inc. (a)	588,915	146,633,946
Molson Coors Brewing Co. Class B	867,000	77,145,660
Moody's Corp.	708,000	93,194,040
MSCI, Inc.	1,064,600	115,988,170
Philip Morris International, Inc.	2,032,792	237,247,154
PPG Industries, Inc.	642,100	67,581,025
PriceSmart, Inc.	634,275	53,437,669
ResMed, Inc.	1,506,500	116,181,280
S&P Global, Inc.	861,471	132,313,331
Sherwin-Williams Co.	424,100	143,036,207
Visa, Inc. Class A	3,857,096	384,012,478

TOTAL UNITED STATES OF AMERICA		2,654,288,199

TOTAL COMMON STOCKS
(Cost $10,312,915,177)		14,842,430,068

Nonconvertible Preferred Stocks - 0.4%
Brazil - 0.4%
Itau Unibanco Holding SA
(Cost $67,246,690)	5,224,100	62,521,337

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.11% (d)	188,603,205	188,640,925
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	116,939,710	116,951,403
TOTAL MONEY MARKET FUNDS
(Cost $305,560,662)		305,592,328
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $10,685,722,529)		15,210,543,733
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(68,574,869)
NET ASSETS - 100%		$15,141,968,864

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,466,111
Fidelity Securities Lending Cash Central Fund	1,218,147
Total	$3,684,258

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SHO-BOND Holdings Co. Ltd.	$72,329,808	$2,413,584	$--	$1,222,820	$82,025,607
Total	$72,329,808	$2,413,584	$--	$1,222,820	$82,025,607

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,690,126,452	$1,094,564,449	$595,562,003	$--
Consumer Staples	2,800,434,324	791,737,545	2,008,696,779	--
Energy	106,082,264	106,082,264	--	--
Financials	1,764,625,883	1,494,333,825	270,292,058	--
Health Care	1,919,766,271	1,465,653,747	454,112,524	--
Industrials	2,123,537,876	1,793,566,844	329,971,032	--
Information Technology	3,031,738,405	2,024,114,335	1,007,624,070	--
Materials	1,012,931,425	1,012,931,425	--	--
Real Estate	371,297,900	371,297,900	--	--
Telecommunication Services	84,410,605	84,410,605	--	--
Money Market Funds	305,592,328	305,592,328	--	--
Total Investments in Securities:	$15,210,543,733	$10,544,285,267	$4,666,258,466	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$946,556,546
Level 2 to Level 1	$660,606,572

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $10,700,730,920. Net unrealized appreciation aggregated $4,509,812,813, of which $4,597,670,521 related to appreciated investment securities and $87,857,708 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series International Small Cap Fund

July 31, 2017

SCF-S-QTLY-0917
1.907962.107

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 2.7%
Adelaide Brighton Ltd.	2,707,269	$12,171,881
Austal Ltd.	2,224,629	3,212,364
Bapcor Ltd.	799,369	3,613,148
Beacon Lighting Group Ltd.	6,523,255	7,097,301
Credit Corp. Group Ltd.	88,921	1,206,480
DuluxGroup Ltd.	4,919,853	25,937,465
Imdex Ltd. (a)	16,634,283	9,714,421
John Fairfax Holdings Ltd.	2,654,785	2,102,590
Nanosonics Ltd. (a)	548,010	1,034,643
Pact Group Holdings Ltd.	750,000	3,438,000
Quintis Ltd. (b)	9,242,850	2,181,313
RCG Corp. Ltd. (b)	18,821,945	13,777,664
Reckon Ltd. (c)	5,931,406	7,117,687
Sigma Healthcare Ltd.	2,236,193	1,717,396
SomnoMed Ltd. (a)	231,711	578,351

TOTAL AUSTRALIA		94,900,704

Austria - 2.0%
Andritz AG	493,024	30,215,136
BUWOG-Gemeinnuetzige Wohnung	919,906	27,044,935
IMMOFINANZ Immobilien Anlagen AG (b)	2,530,041	6,157,849
RHI AG	56,348	2,129,216
Wienerberger AG	131,600	3,028,520

TOTAL AUSTRIA		68,575,656

Bailiwick of Jersey - 0.6%
Integrated Diagnostics Holdings PLC	4,317,632	17,087,029
IWG PLC	950,800	4,114,712

TOTAL BAILIWICK OF JERSEY		21,201,741

Belgium - 1.4%
Barco NV	15,600	1,562,517
Econocom Group SA	677,914	5,182,639
KBC Ancora	779,573	41,413,276

TOTAL BELGIUM		48,158,432

Bermuda - 0.6%
APT Satellite Holdings Ltd.	636,500	313,735
BW Offshore Ltd. (a)	275,000	846,385
Vostok New Ventures Ltd. (depositary receipt) (a)	2,608,342	20,918,297

TOTAL BERMUDA		22,078,417

Brazil - 0.1%
Banco ABC Brasil SA rights 8/3/17 (a)	44,159	42,426
Magnesita Refratarios SA	266,800	2,985,977

TOTAL BRAZIL		3,028,403

Canada - 1.8%
McCoy Global, Inc. (a)	1,118,550	1,803,317
New Look Vision Group, Inc.	599,900	16,359,816
Pason Systems, Inc.	777,100	11,344,071
PrairieSky Royalty Ltd.	319,000	7,921,588
ShawCor Ltd. Class A	483,200	10,828,641
Tesco Corp. (a)	1,088,493	5,007,068
Total Energy Services, Inc.	330,000	3,202,727
Whitecap Resources, Inc.	325,000	2,400,842
ZCL Composites, Inc.	280,000	2,982,474

TOTAL CANADA		61,850,544

Cayman Islands - 1.3%
58.com, Inc. ADR (a)	241,400	12,323,470
China Biologic Products Holdings, Inc. (a)(b)	218,208	21,711,696
SITC International Holdings Co. Ltd.	5,480,000	4,560,352
Value Partners Group Ltd.	7,204,000	6,705,213

TOTAL CAYMAN ISLANDS		45,300,731

Denmark - 2.5%
Jyske Bank A/S (Reg.)	553,719	34,700,811
Royal Unibrew A/S	40,600	2,022,810
Scandinavian Tobacco Group A/S	1,157,059	18,675,758
Spar Nord Bank A/S	2,375,285	31,948,996

TOTAL DENMARK		87,348,375

Finland - 0.7%
Olvi PLC (A Shares)	119,900	4,219,805
Oriola-KD Oyj	242,700	1,040,056
Tikkurila Oyj	977,930	20,872,854

TOTAL FINLAND		26,132,715

France - 2.5%
Cegedim SA (a)	23,051	881,395
Elis SA (b)	1,468,562	35,525,914
Ipsen SA	5,300	679,176
Laurent-Perrier Group SA	135,868	12,304,301
Rubis	23,800	1,514,658
Somfy SA	12,500	1,183,060
Vetoquinol SA	301,927	18,764,612
Virbac SA (a)	99,200	17,703,019

TOTAL FRANCE		88,556,135

Germany - 4.8%
CompuGroup Medical AG	1,259,953	75,113,565
CTS Eventim AG	1,091,387	50,568,251
Fielmann AG	201,790	16,215,107
MLP AG	702,245	5,145,856
Nexus AG	519,508	15,989,833
SMA Solar Technology AG (b)	88,053	3,195,911

TOTAL GERMANY		166,228,523

Greece - 0.4%
Fourlis Holdings SA	752,500	5,166,695
Motor Oil (HELLAS) Corinth Refineries SA	200,000	4,510,278
Mytilineos Holdings SA (a)	318,300	3,165,150

TOTAL GREECE		12,842,123

India - 0.6%
Jyothy Laboratories Ltd.	3,611,337	20,853,249
Torrent Pharmaceuticals Ltd.	43,090	884,929

TOTAL INDIA		21,738,178

Ireland - 1.6%
Cairn Homes PLC (a)	1,233,100	2,284,499
FBD Holdings PLC (a)	1,298,400	12,988,038
James Hardie Industries PLC CDI	2,524,307	38,692,578
United Drug PLC (United Kingdom)	198,600	2,219,418

TOTAL IRELAND		56,184,533

Isle of Man - 0.9%
Playtech Ltd.	2,406,347	30,495,243
Israel - 2.1%
Azrieli Group	334,879	18,289,636
Ituran Location & Control Ltd.	999,086	30,472,123
Strauss Group Ltd.	1,265,055	24,226,536

TOTAL ISRAEL		72,988,295

Italy - 3.2%
Astm SpA	78,400	1,712,343
Azimut Holding SpA	1,284,364	28,796,946
Beni Stabili SpA SIIQ	19,947,820	15,939,605
Cerved Information Solutions SpA	145,105	1,666,220
Interpump Group SpA	2,130,766	64,901,372

TOTAL ITALY		113,016,486

Japan - 31.5%
A/S One Corp.	12,000	599,755
Aeon Delight Co. Ltd.	63,800	2,132,550
Ai Holdings Corp.	635,600	17,526,636
Aoki Super Co. Ltd.	275,000	3,387,455
Arcland Service Holdings Co. Ltd.	113,200	1,969,410
Artnature, Inc. (c)	1,778,400	11,469,385
Asahi Co. Ltd.	1,015,500	12,223,398
Asante, Inc.	216,400	3,766,807
Aucnet, Inc.	27,000	346,546
Azbil Corp.	1,790,100	70,714,187
Bank of Kyoto Ltd.	586,000	5,623,729
Broadleaf Co. Ltd.	771,500	5,192,553
Central Automotive Products Ltd.	121,079	1,708,911
Chugoku Marine Paints Ltd.	275,000	2,145,222
Coca-Cola West Co. Ltd.	457,650	13,823,525
Daiichikosho Co. Ltd.	643,100	30,975,201
Daikokutenbussan Co. Ltd.	569,400	28,251,785
Funai Soken Holdings, Inc.	639,000	16,658,225
GCA Savvian Group Corp.	1,935,687	17,189,329
GMO Internet, Inc.	306,280	3,953,344
Goldcrest Co. Ltd.	1,599,110	35,653,430
Iwatani Corp.	241,000	1,563,019
Iwatsuka Confectionary Co. Ltd.	128,600	5,383,364
Kamigumi Co. Ltd.	311,700	3,341,915
Kobayashi Pharmaceutical Co. Ltd.	667,100	41,510,327
Konoike Transport Co. Ltd.	205,200	2,797,547
Koshidaka Holdings Co. Ltd. (b)	612,700	16,639,519
Kusuri No Aoki Holdings Co. Ltd.	337,500	18,582,475
Lasertec Corp.	1,934,400	28,916,424
Leopalace21 Corp.	891,896	6,366,930
Mandom Corp.	41,800	2,309,057
Medikit Co. Ltd.	271,400	13,047,485
Mirait Holdings Corp.	206,900	2,428,487
Miroku Jyoho Service Co., Ltd.	419,800	8,857,135
Misumi Group, Inc.	1,411,500	35,029,834
Mitsuboshi Belting Ltd.	184,000	2,106,291
Monex Group, Inc.	1,344,932	3,806,239
Morinaga & Co. Ltd.	70,900	4,064,475
Nabtesco Corp.	737,200	23,972,625
Nagaileben Co. Ltd.	1,488,300	37,111,313
Nakanishi, Inc.	37,600	1,577,396
Nakano Refrigerators Co. Ltd.	285,100	9,012,413
ND Software Co. Ltd.	224,536	2,332,022
Nihon Parkerizing Co. Ltd.	3,715,200	53,346,289
Nitto Kohki Co. Ltd.	79,300	1,885,304
NOF Corp.	350,000	4,762,121
NS Tool Co. Ltd.	4,000	72,457
OBIC Co. Ltd.	943,400	58,959,826
Okamoto Industries, Inc.	300,000	3,284,503
OSG Corp. (b)	2,240,800	47,338,412
PALTAC Corp.	145,200	5,268,266
Paramount Bed Holdings Co. Ltd.	716,460	32,688,955
ProNexus, Inc.	1,241,000	14,070,933
S Foods, Inc.	113,500	4,231,348
Sakai Moving Service Co. Ltd.	13,100	632,156
San-Ai Oil Co. Ltd.	2,176,900	22,135,289
Sekisui Jushi Corp.	149,500	2,720,278
Shinko Plantech Co. Ltd.	138,200	1,182,118
Shinsei Bank Ltd.	2,766,000	4,566,302
Ship Healthcare Holdings, Inc.	40,100	1,233,063
SHO-BOND Holdings Co. Ltd.	778,800	41,184,671
Shoei Co. Ltd. (c)	801,100	22,962,275
SK Kaken Co. Ltd.	217,000	19,683,432
Software Service, Inc.	168,400	7,652,810
Techno Medica Co. Ltd.	283,000	5,013,370
The Monogatari Corp.	219,000	11,442,152
TKC Corp.	666,600	19,409,370
Tocalo Co. Ltd.	458,400	17,526,019
Toshiba Plant Systems & Services Corp.	178,800	2,912,829
Tsuruha Holdings, Inc.	29,170	3,063,981
USS Co. Ltd.	3,561,200	71,937,887
Welcia Holdings Co. Ltd.	634,400	24,139,943
Workman Co. Ltd.	650,700	19,772,733
Yamato Kogyo Co. Ltd.	336,200	9,438,424
Yuasa Trading Co. Ltd.	100,900	3,235,353
Yusen Logistics Co. Ltd.	251,800	2,284,004

TOTAL JAPAN		1,096,104,548

Korea (South) - 1.7%
BGFretail Co. Ltd.	583,256	48,121,413
iMarketKorea, Inc.	103,160	1,174,434
Leeno Industrial, Inc.	186,094	8,241,784

TOTAL KOREA (SOUTH)		57,537,631

Luxembourg - 0.1%
B&M European Value Retail S.A.	653,731	3,105,118
Mexico - 0.4%
Consorcio ARA S.A.B. de CV	38,033,895	12,775,885
Genomma Lab Internacional SA de CV (a)	829,300	1,066,293

TOTAL MEXICO		13,842,178

Netherlands - 2.4%
Aalberts Industries NV	984,900	43,022,618
Arcadis NV	64,918	1,328,351
BinckBank NV (b)	578,150	3,183,209
Intertrust NV	123,586	2,122,098
Takeaway.com Holding BV (d)	222,278	10,155,606
Van Lanschot NV (Bearer)	227,504	6,750,487
VastNed Retail NV	402,554	18,394,576

TOTAL NETHERLANDS		84,956,945

New Zealand - 0.1%
EBOS Group Ltd.	110,948	1,507,294
The a2 Milk Co. Ltd. (a)	938,554	3,108,491

TOTAL NEW ZEALAND		4,615,785

Norway - 1.3%
ABG Sundal Collier ASA	5,878,388	4,074,504
Borregaard ASA	290,000	3,632,907
Kongsberg Gruppen ASA (b)	974,448	16,544,740
Schibsted ASA (A Shares)	82,366	2,102,400
Skandiabanken ASA	1,463,548	16,472,907
Spectrum ASA (a)	350,000	1,691,499

TOTAL NORWAY		44,518,957

Philippines - 0.5%
Jollibee Food Corp.	3,845,490	17,158,514
Pilipinas Shell Petroleum Corp.	1,109,420	1,456,463

TOTAL PHILIPPINES		18,614,977

Singapore - 0.1%
Boustead Singapore Ltd.	4,604,000	3,227,539
Hour Glass Ltd.	1,558,300	770,439

TOTAL SINGAPORE		3,997,978

South Africa - 0.8%
Clicks Group Ltd.	2,335,481	26,451,211
Spain - 2.5%
Baron de Ley SA (a)	9,415	1,214,857
Hispania Activos Inmobiliarios SA	1,100,650	19,856,950
Merlin Properties Socimi SA	1,590,500	21,426,650
Prosegur Cash SA	973,400	2,650,315
Prosegur Compania de Seguridad SA (Reg.)	6,199,186	42,490,473

TOTAL SPAIN		87,639,245

Sweden - 4.9%
Addlife AB	526,400	10,855,557
AddTech AB (B Shares)	1,281,610	25,001,062
Fagerhult AB	4,237,305	55,762,300
Granges AB	300,000	3,316,282
Lagercrantz Group AB (B Shares) (b)	1,961,454	22,168,332
Loomis AB (B Shares)	622,000	23,111,794
Mekonomen AB	71,125	1,497,591
Saab AB (B Shares)	612,300	28,416,459

TOTAL SWEDEN		170,129,377

Switzerland - 0.3%
Daetwyler Holdings AG	10,835	1,771,564
EDAG Engineering Group AG	56,500	896,255
Tecan Group AG	17,063	3,183,376
Vontobel Holdings AG	74,720	4,972,576

TOTAL SWITZERLAND		10,823,771

Taiwan - 0.4%
Addcn Technology Co. Ltd.	1,655,570	13,862,854
United Kingdom - 17.6%
Alliance Pharma PLC	14,335,956	9,741,153
Ascential PLC	853,376	4,042,140
Berendsen PLC	2,860,409	48,118,801
Cineworld Group PLC	357,800	3,255,001
Countrywide PLC	2,688,907	5,481,264
Dechra Pharmaceuticals PLC	1,830,863	42,877,621
Dignity PLC	111,207	3,737,124
DP Poland PLC (a)	6,618,000	3,765,584
Elementis PLC	8,949,982	35,000,709
Equiniti Group PLC	1,797,223	6,236,403
GetBusy PLC (a)	2,405,905	224,966
Great Portland Estates PLC	2,738,800	21,753,708
H&T Group PLC	1,410,653	5,369,607
Hill & Smith Holdings PLC	61,530	1,087,848
Hilton Food Group PLC	916,038	8,164,232
Howden Joinery Group PLC	5,872,800	32,923,684
Informa PLC	5,317,433	48,795,036
InterContinental Hotel Group PLC ADR	297,247	16,871,740
ITE Group PLC	8,444,572	20,083,037
LivaNova PLC (a)	29,284	1,784,567
LSL Property Services PLC	500,000	1,678,936
Luxfer Holdings PLC sponsored ADR	335,000	4,254,500
Mears Group PLC	737,212	4,805,027
Mitie Group PLC	543,991	1,910,628
PayPoint PLC	110,600	1,307,494
Polypipe Group PLC	293,800	1,555,211
Rightmove PLC	529,647	29,406,188
Shaftesbury PLC	3,047,755	39,528,474
Sinclair Pharma PLC (a)	3,242,243	1,256,608
Spectris PLC	1,828,916	59,361,565
Spirax-Sarco Engineering PLC	997,628	73,184,633
Ted Baker PLC	126,067	4,189,923
Topps Tiles PLC (c)	10,691,339	11,708,107
Tullett Prebon PLC	1,127,903	7,245,828
Ultra Electronics Holdings PLC	1,181,410	32,687,037
Unite Group PLC	2,020,063	17,883,969
Zpg PLC	505,923	2,422,411

TOTAL UNITED KINGDOM		613,700,764

United States of America - 2.5%
Autoliv, Inc.	123,800	13,418,682
Compass Minerals International, Inc. (b)	41,000	2,831,050
Martin Marietta Materials, Inc.	72,080	16,321,074
Mohawk Industries, Inc. (a)	53,962	13,435,998
PriceSmart, Inc.	257,926	21,730,266
ResMed, Inc.	209,700	16,172,064
Resources Connection, Inc.	55,000	734,250
Utah Medical Products, Inc.	15,850	1,095,235

TOTAL UNITED STATES OF AMERICA		85,738,619

TOTAL COMMON STOCKS
(Cost $2,355,742,333)		3,376,265,192

Nonconvertible Preferred Stocks - 2.0%
Brazil - 0.2%
Banco ABC Brasil SA	1,254,126	6,583,624
Germany - 1.8%
Sartorius AG (non-vtg.)	653,472	61,847,733
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $25,340,482)		68,431,357

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.11% (e)	31,653,833	31,660,164
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	61,516,380	61,522,531
TOTAL MONEY MARKET FUNDS
(Cost $93,174,528)		93,182,695
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $2,474,257,343)		3,537,879,244
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(55,225,358)
NET ASSETS - 100%		$3,482,653,886

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,155,606 or 0.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$948,729
Fidelity Securities Lending Cash Central Fund	801,399
Total	$1,750,128

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Artnature, Inc.	$12,038,036	$--	$1,157,148	$230,753	$11,469,385
Reckon Ltd.	--	7,254,464	--	64,575	7,117,687
Shoei Co. Ltd.	13,379,931	1,831,284	--	42,608	22,962,275
Topps Tiles PLC	9,638,880	2,227,098	--	432,639	11,708,107
Total	$35,056,847	$11,312,846	$1,157,148	$770,575	$53,257,454

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$507,615,810	$507,615,810	$--	$--
Consumer Staples	332,634,291	332,634,291	--	--
Energy	77,312,760	77,312,760	--	--
Financials	292,696,973	292,654,547	42,426	--
Health Care	428,048,788	428,048,788	--	--
Industrials	826,950,422	826,950,422	--	--
Information Technology	446,150,114	445,925,148	--	224,966
Materials	276,002,086	273,820,773	--	2,181,313
Real Estate	255,456,912	255,456,912	--	--
Telecommunication Services	313,735	313,735	--	--
Utilities	1,514,658	1,514,658	--	--
Money Market Funds	93,182,695	93,182,695	--	--
Total Investments in Securities:	$3,537,879,244	$3,535,430,539	$42,426	$2,406,279

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $2,501,523,785. Net unrealized appreciation aggregated $1,036,355,459, of which $1,133,190,421 related to appreciated investment securities and $96,834,962 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series International Value Fund

July 31, 2017

VSF-S-QTLY-0917
1.907975.107

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 4.0%
Australia & New Zealand Banking Group Ltd.	12,946,116	$306,874,734
Insurance Australia Group Ltd.	21,559,956	115,043,925
Macquarie Group Ltd.	1,953,112	134,108,482
Magellan Financial Group Ltd.	2,868,826	60,612,556

TOTAL AUSTRALIA		616,639,697

Austria - 0.6%
Erste Group Bank AG	2,316,700	96,303,219
Bailiwick of Jersey - 1.0%
Shire PLC	1,090,600	60,967,173
Wolseley PLC	1,554,285	92,803,079

TOTAL BAILIWICK OF JERSEY		153,770,252

Belgium - 1.5%
KBC Groep NV	2,785,514	230,824,402
Canada - 0.7%
Imperial Oil Ltd.	1,776,400	50,980,222
Potash Corp. of Saskatchewan, Inc.	3,536,700	63,259,202

TOTAL CANADA		114,239,424

Finland - 1.2%
Sampo Oyj (A Shares)	3,246,013	177,644,793
France - 13.6%
Atos Origin SA	1,304,609	198,377,683
AXA SA	8,165,473	241,154,856
Bouygues SA	1,646,587	70,649,830
Capgemini SA	1,159,905	126,324,789
Compagnie de St. Gobain	1,506,200	83,606,725
Natixis SA	9,661,200	70,257,052
Sanofi SA	1,423,749	135,667,642
Societe Generale Series A	4,166,200	244,283,983
SR Teleperformance SA	855,800	119,190,749
Total SA	9,121,482	463,861,093
VINCI SA	2,209,600	197,861,582
Vivendi SA	5,664,881	130,937,202

TOTAL FRANCE		2,082,173,186

Germany - 7.3%
BASF AG	2,525,617	240,950,028
Brenntag AG	1,135,700	64,459,255
Deutsche Post AG	1,922,898	74,663,514
Deutsche Telekom AG	8,333,300	152,238,904
Fresenius SE & Co. KGaA	1,361,000	115,084,573
HeidelbergCement Finance AG	1,138,200	112,939,165
Linde AG	456,900	87,158,561
SAP AG	1,143,323	121,061,016
Vonovia SE	3,747,598	151,969,104

TOTAL GERMANY		1,120,524,120

Hong Kong - 0.5%
AIA Group Ltd.	9,846,200	77,589,185
Indonesia - 0.6%
PT Bank Rakyat Indonesia Tbk	81,893,700	90,812,025
Ireland - 1.6%
Allergan PLC	304,100	76,733,553
CRH PLC	2,601,281	91,307,214
Medtronic PLC	882,100	74,069,937

TOTAL IRELAND		242,110,704

Israel - 0.4%
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,903,592	61,238,555
Italy - 1.3%
Intesa Sanpaolo SpA	58,827,300	202,508,750
Japan - 20.7%
AEON Financial Service Co. Ltd.	2,996,900	65,268,782
East Japan Railway Co.	820,700	77,048,800
Hoya Corp.	2,600,100	146,838,610
Itochu Corp.	10,528,000	165,256,511
Japan Tobacco, Inc.	3,806,300	132,372,028
Kao Corp.	1,511,100	92,027,080
KDDI Corp.	5,754,800	152,484,804
Makita Corp.	2,610,100	102,159,567
Mitsubishi UFJ Financial Group, Inc.	52,536,900	333,300,003
Nintendo Co. Ltd.	244,500	83,035,777
Nippon Telegraph & Telephone Corp.	2,870,900	140,496,701
Nomura Holdings, Inc.	12,175,800	72,339,135
OBIC Co. Ltd.	1,641,200	102,570,348
Olympus Corp.	2,488,800	90,526,446
Oracle Corp. Japan	95,700	6,432,373
ORIX Corp.	9,518,400	151,222,074
Panasonic Corp.	6,165,409	84,917,958
Recruit Holdings Co. Ltd.	4,579,800	79,303,716
Seven & i Holdings Co. Ltd.	2,478,530	99,896,361
Shin-Etsu Chemical Co. Ltd.	1,394,200	127,854,887
Shinsei Bank Ltd.	47,470,000	78,366,729
Sony Corp.	2,752,300	113,076,355
Sony Financial Holdings, Inc.	5,169,500	89,608,731
Subaru Corp.	1,924,000	69,703,442
Taiheiyo Cement Corp.	18,929,000	71,255,250
Tokio Marine Holdings, Inc.	3,093,500	130,339,766
Toyota Motor Corp.	5,585,200	314,781,033

TOTAL JAPAN		3,172,483,267

Netherlands - 3.6%
ING Groep NV (Certificaten Van Aandelen)	13,025,834	243,372,505
Koninklijke Philips Electronics NV	2,416,000	92,329,979
RELX NV	6,636,132	139,388,005
Wolters Kluwer NV	1,554,172	69,205,161

TOTAL NETHERLANDS		544,295,650

Norway - 1.4%
Statoil ASA (a)	11,166,277	209,859,921
Spain - 4.4%
Banco Santander SA (Spain)	34,695,650	237,153,829
CaixaBank SA	31,320,008	163,134,874
Iberdrola SA	28,151,654	222,083,983
Unicaja Banco SA	30,777,400	44,777,737

TOTAL SPAIN		667,150,423

Sweden - 3.8%
Investor AB (B Shares)	2,979,351	141,332,636
Nordea Bank AB	19,676,133	248,333,864
Swedbank AB (A Shares)	6,055,300	157,906,367
Telefonaktiebolaget LM Ericsson (B Shares)	6,454,100	41,773,597

TOTAL SWEDEN		589,346,464

Switzerland - 10.4%
ABB Ltd. (Reg.)	5,169,070	121,092,386
Credit Suisse Group AG	10,460,833	160,800,700
Lafargeholcim Ltd. (Reg.)	1,652,900	98,888,531
Nestle SA (Reg. S)	3,128,395	264,066,405
Novartis AG	5,662,891	482,352,493
UBS Group AG	13,981,871	243,704,012
Zurich Insurance Group AG	707,441	215,681,893

TOTAL SWITZERLAND		1,586,586,420

United Kingdom - 16.8%
AstraZeneca PLC (United Kingdom)	2,749,163	163,858,587
Aviva PLC	25,078,928	178,261,704
BAE Systems PLC	16,363,707	129,865,504
BHP Billiton PLC	11,796,536	215,098,204
BP PLC	58,906,873	346,004,380
British American Tobacco PLC (United Kingdom)	1,625,426	101,110,827
Bunzl PLC	4,292,712	129,587,840
Compass Group PLC	6,738,159	143,756,587
GlaxoSmithKline PLC	14,347,900	285,623,267
HSBC Holdings PLC sponsored ADR (a)	3,237,226	162,152,650
Imperial Tobacco Group PLC	2,808,869	115,627,878
Informa PLC	11,768,656	107,994,212
Lloyds Banking Group PLC	55,870,169	48,301,876
Micro Focus International PLC	3,521,100	103,739,359
Rio Tinto PLC	2,126,284	99,652,544
Standard Chartered PLC (United Kingdom) (b)	15,436,090	172,442,115
Standard Life PLC	11,323,609	65,199,773

TOTAL UNITED KINGDOM		2,568,277,307

United States of America - 2.7%
Amgen, Inc.	330,000	57,588,300
ConocoPhillips Co.	3,069,200	139,249,604
Edgewell Personal Care Co. (b)	527,600	38,092,720
Molson Coors Brewing Co. Class B	678,500	60,372,930
S&P Global, Inc.	753,500	115,730,065

TOTAL UNITED STATES OF AMERICA		411,033,619

TOTAL COMMON STOCKS
(Cost $12,668,385,207)		15,015,411,383

Nonconvertible Preferred Stocks - 0.6%
Spain - 0.6%
Grifols SA Class B
(Cost $66,936,381)	4,158,800	88,100,439

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.11% (c)	145,032,801	145,061,808
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	85,500,208	85,508,758
TOTAL MONEY MARKET FUNDS
(Cost $230,570,535)		230,570,566
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $12,965,892,123)		15,334,082,388
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(28,514,959)
NET ASSETS - 100%		$15,305,567,429

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$555,205
Fidelity Securities Lending Cash Central Fund	6,271,652
Total	$6,826,857

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$965,166,789	$321,454,241	$643,712,548	$--
Consumer Staples	903,566,229	438,492,636	465,073,593	--
Energy	1,209,955,220	190,229,826	1,019,725,394	--
Financials	5,566,749,782	3,521,385,029	2,045,364,753	--
Health Care	1,838,649,575	710,180,413	1,128,469,162	--
Industrials	1,808,472,203	1,164,997,172	643,475,031	--
Information Technology	783,314,942	537,444,552	245,870,390	--
Materials	1,208,363,586	715,147,063	493,216,523	--
Real Estate	151,969,104	151,969,104	--	--
Telecommunication Services	445,220,409	--	445,220,409	--
Utilities	222,083,983	222,083,983	--	--
Money Market Funds	230,570,566	230,570,566	--	--
Total Investments in Securities:	$15,334,082,388	$8,203,954,585	$7,130,127,803	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$618,448,321
Level 2 to Level 1	$516,775,175

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $13,007,849,094. Net unrealized appreciation aggregated $2,326,233,294, of which $2,544,577,214 related to appreciated investment securities and $218,343,920 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total Emerging Markets Fund

July 31, 2017

TEK-QTLY-0917
1.931233.105

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.5%
		Shares	Value
Argentina - 0.3%
Grupo Superveille SA sponsored ADR		26,800	$480,256
Telecom Argentina SA Class B sponsored ADR		22,334	589,394
YPF SA Class D sponsored ADR		38,700	781,740

TOTAL ARGENTINA			1,851,390

Australia - 0.0%
Frontier Digital Ventures Ltd.		382,185	232,368
Austria - 0.2%
Erste Group Bank AG		34,175	1,420,625
Bailiwick of Guernsey - 0.1%
Etalon Group Ltd. GDR (Reg. S)		117,600	420,420
Bermuda - 1.0%
AGTech Holdings Ltd. (a)		1,796,000	292,021
Credicorp Ltd. (United States)		7,400	1,370,036
GP Investments Ltd. Class A (depositary receipt) (a)		22,922	48,515
PAX Global Technology Ltd.		943,460	625,688
Shangri-La Asia Ltd.		1,924,000	3,128,335
VimpelCom Ltd. sponsored ADR		170,460	697,181

TOTAL BERMUDA			6,161,776

Brazil - 2.4%
B2W Companhia Global do Varejo (a)		664,717	2,835,069
Banco do Brasil SA		142,300	1,309,670
BB Seguridade Participacoes SA		139,970	1,232,118
BR Malls Participacoes SA		325,023	1,375,825
Companhia de Saneamento de Minas Gerais		94,336	1,282,075
Cosan SA Industria e Comercio		94,755	1,096,944
Direcional Engenharia SA		326,900	594,392
FPC Par Corretora de Seguros		92,000	584,155
Localiza Rent A Car SA		90,695	1,509,475
Minerva SA		294,800	1,172,261
Smiles SA		92,000	1,920,336

TOTAL BRAZIL			14,912,320

British Virgin Islands - 0.5%
Mail.Ru Group Ltd. GDR (Reg. S) (a)		113,566	3,135,557
Canada - 0.3%
Pan American Silver Corp.		79,600	1,341,260
Torex Gold Resources, Inc. (a)		27,930	509,203

TOTAL CANADA			1,850,463

Cayman Islands - 10.2%
58.com, Inc. ADR (a)		55,350	2,825,618
Alibaba Group Holding Ltd. sponsored ADR (a)		116,400	18,036,180
BizLink Holding, Inc.		64,294	478,782
China Biologic Products Holdings, Inc. (a)		5,900	587,050
China Resources Land Ltd.		379,500	1,219,523
Ctrip.com International Ltd. ADR (a)		30,700	1,833,711
Haitian International Holdings Ltd.		388,000	1,112,716
JD.com, Inc. sponsored ADR (a)		275,500	12,444,335
Kingsoft Corp. Ltd.		261,000	688,355
Momo, Inc. ADR (a)		7,100	311,903
NetEase, Inc. ADR		4,900	1,525,272
Silergy Corp.		10,000	195,270
Tencent Holdings Ltd.		503,950	20,114,639
Uni-President China Holdings Ltd.		2,552,600	1,983,700

TOTAL CAYMAN ISLANDS			63,357,054

Chile - 0.8%
Compania Cervecerias Unidas SA sponsored ADR		63,100	1,679,091
Enersis SA		5,144,204	1,038,832
Inversiones La Construccion SA		48,666	651,579
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		27,500	1,130,525
Vina Concha y Toro SA		335,968	541,342

TOTAL CHILE			5,041,369

China - 5.8%
BBMG Corp. (H Shares)		2,236,000	1,127,905
China Life Insurance Co. Ltd. (H Shares)		1,288,834	4,073,303
China Longyuan Power Grid Corp. Ltd. (H Shares)		1,622,960	1,188,525
China Oilfield Services Ltd. (H Shares)		904,000	770,810
China Pacific Insurance (Group) Co. Ltd. (H Shares)		705,706	3,117,076
China Petroleum & Chemical Corp. (H Shares)		1,530,000	1,159,844
China Telecom Corp. Ltd. (H Shares)		2,958,949	1,409,240
Conch Cement Co. Ltd. (H Shares)		379,500	1,404,152
Guangzhou Automobile Group Co. Ltd. (H Shares)		1,504,000	3,231,054
Hangzhou Hikvision Digital Technology Co. Ltd. Class A		213,852	953,767
iFlytek Co. Ltd.		114,300	805,778
Industrial & Commercial Bank of China Ltd. (H Shares)		9,557,160	6,692,998
Kweichow Moutai Co. Ltd. (A Shares)		18,099	1,294,809
Maanshan Iron & Steel Ltd. (H Shares) (a)		866,000	420,205
PICC Property & Casualty Co. Ltd. (H Shares)		796,580	1,484,893
Qingdao Haier Co. Ltd.		1,286,251	2,684,729
Shanghai International Airport Co. Ltd. (A Shares)		201,214	1,120,257
Tsingtao Brewery Co. Ltd. (H Shares)		360,000	1,544,016
Zhengzhou Yutong Bus Co. Ltd.		433,590	1,425,199

TOTAL CHINA			35,908,560

Colombia - 0.2%
Bancolombia SA sponsored ADR		25,635	1,121,275
Czech Republic - 0.2%
MONETA Money Bank A/S		349,500	1,259,471
Greece - 0.3%
Titan Cement Co. SA (Reg.)		60,500	1,688,081
Hong Kong - 2.8%
AIA Group Ltd.		125,320	987,536
China Mobile Ltd.		15,450	165,147
China Mobile Ltd. sponsored ADR		48,252	2,578,104
China Resources Beer Holdings Co. Ltd.		1,118,666	2,827,171
China Resources Power Holdings Co. Ltd.		567,409	1,082,398
China Unicom Ltd. (a)		176,500	255,805
China Unicom Ltd. sponsored ADR (a)		90,720	1,322,698
CNOOC Ltd.		2,783,000	3,114,913
CSPC Pharmaceutical Group Ltd.		876,000	1,366,016
Far East Horizon Ltd.		2,870,980	2,447,986
Sinotruk Hong Kong Ltd.		1,095,000	1,149,562

TOTAL HONG KONG			17,297,336

India - 5.8%
Adani Ports & Special Economic Zone Ltd.		271,118	1,672,415
Axis Bank Ltd.		281,073	2,276,437
Bharat Petroleum Corp. Ltd.		248,831	1,826,686
Bharti Airtel Ltd.		54,374	354,939
Bharti Infratel Ltd.		151,499	947,518
Coal India Ltd.		298,027	1,156,724
Edelweiss Financial Services Ltd.		145,428	464,404
Eicher Motors Ltd.		1,595	747,577
ICICI Bank Ltd.		243,989	1,147,610
ICICI Bank Ltd. sponsored ADR		110,440	1,028,196
Indraprastha Gas Ltd.		44,456	816,735
ITC Ltd.		400,018	1,777,892
JK Cement Ltd.		57,599	913,615
Larsen & Toubro Ltd.		95,709	1,780,489
LIC Housing Finance Ltd.		120,679	1,298,268
Lupin Ltd.		122,689	1,972,812
Petronet LNG Ltd.		290,374	922,745
Phoenix Mills Ltd. (a)		163,383	1,240,774
Power Grid Corp. of India Ltd.		476,756	1,658,766
Reliance Industries Ltd.		197,612	4,973,246
SREI Infrastructure Finance Ltd.		116,223	211,965
State Bank of India		530,785	2,584,455
Sun Pharmaceutical Industries Ltd.		269,706	2,234,173
Tata Motors Ltd.		269,942	1,869,994
Tejas Networks Ltd.		30,236	158,647

TOTAL INDIA			36,037,082

Indonesia - 1.6%
PT Astra International Tbk		4,505,300	2,696,620
PT Bank Mandiri (Persero) Tbk		1,878,650	1,924,615
PT Bank Rakyat Indonesia Tbk		2,388,200	2,648,278
PT Indocement Tunggal Prakarsa Tbk		335,200	440,258
PT Kalbe Farma Tbk		4,838,200	630,012
PT Link Net Tbk		1,347,300	510,647
PT Lippo Karawaci Tbk		2,427,000	130,239
PT Semen Gresik (Persero) Tbk		1,177,800	879,549

TOTAL INDONESIA			9,860,218

Israel - 0.2%
Bezeq The Israel Telecommunication Corp. Ltd.		947,155	1,405,606
Japan - 0.3%
Sumco Corp.		124,500	2,028,228
Korea (South) - 7.7%
AMOREPACIFIC Group, Inc.		19,224	2,085,582
BS Financial Group, Inc.		121,451	1,225,425
Daou Technology, Inc.		72,907	1,448,460
Duk San Neolux Co. Ltd.		23,678	520,101
Fila Korea Ltd.		7,315	483,341
Hanon Systems		98,251	899,224
Hyundai Fire & Marine Insurance Co. Ltd.		40,170	1,628,414
Hyundai Glovis Co. Ltd.		9,023	1,264,905
Hyundai Mipo Dockyard Co. Ltd. (a)		9,037	867,441
Hyundai Mobis		22,400	4,920,286
InterPark INT Corp.		29,545	254,313
KB Financial Group, Inc.		98,803	5,249,225
KEPCO Plant Service & Engineering Co. Ltd.		12,807	514,597
Korea Electric Power Corp.		22,821	909,110
Korea Express Co. Ltd. (a)		8,935	1,487,923
Korean Reinsurance Co.		129,702	1,493,976
KT Corp.		11,445	355,593
KT Corp. sponsored ADR		12,390	225,374
LG Chemical Ltd.		4,893	1,433,033
LG Telecom Ltd.		59,516	884,820
NAVER Corp.		2,332	1,672,058
Samsung Electronics Co. Ltd.		3,603	7,753,334
Samsung Life Insurance Co. Ltd.		15,055	1,687,064
Samsung SDI Co. Ltd.		14,975	2,253,066
Shinhan Financial Group Co. Ltd.		108,768	5,165,333
Shinhan Financial Group Co. Ltd. sponsored ADR		900	42,768
SK Telecom Co. Ltd.		199	49,164
SK Telecom Co. Ltd. sponsored ADR		39,684	1,081,786
Viatron Technologies, Inc.		14,247	279,868

TOTAL KOREA (SOUTH)			48,135,584

Mauritius - 0.1%
MakeMyTrip Ltd. (a)		26,800	872,340
Mexico - 2.6%
America Movil S.A.B. de CV Series L sponsored ADR		27,600	487,968
CEMEX S.A.B. de CV sponsored ADR		259,083	2,515,696
Fibra Uno Administracion SA de CV		512,660	947,424
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		127,200	1,456,593
Grupo Comercial Chedraui S.A.B. de CV		213,876	446,914
Grupo Financiero Banorte S.A.B. de CV Series O		442,929	2,936,356
Infraestructura Energetica Nova S.A.B. de CV		223,400	1,266,299
Macquarie Mexican (REIT)		1,890,270	2,334,899
Promotora y Operadora de Infraestructura S.A.B. de CV		74,490	817,936
Tenedora Nemak SA de CV		808,483	732,528
Wal-Mart de Mexico SA de CV Series V		968,300	2,234,392

TOTAL MEXICO			16,177,005

Netherlands - 0.9%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 9/29/17 (a)(b)		99,825	445,213
X5 Retail Group NV GDR (Reg. S) (a)		33,900	1,311,252
Yandex NV Series A (a)		127,487	3,694,573

TOTAL NETHERLANDS			5,451,038

Nigeria - 0.3%
Guaranty Trust Bank PLC		3,465,183	429,232
Guaranty Trust Bank PLC GDR (Reg. S)		72,380	397,366
Transnational Corp. of Nigeria PLC (a)		31,684,982	144,731
Zenith Bank PLC		12,161,388	949,379

TOTAL NIGERIA			1,920,708

Pakistan - 0.2%
Habib Bank Ltd.		682,000	1,528,741
Panama - 0.2%
Copa Holdings SA Class A		11,149	1,398,754
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR		77,000	942,480
Philippines - 0.4%
Metropolitan Bank & Trust Co.		893,301	1,541,213
Robinsons Land Corp.		2,064,680	1,052,280

TOTAL PHILIPPINES			2,593,493

Romania - 0.1%
Banca Transilvania SA		997,484	750,884
Russia - 3.1%
Lukoil PJSC sponsored ADR		71,600	3,334,412
MegaFon PJSC		33,200	315,342
MegaFon PJSC GDR		19,060	183,548
MMC Norilsk Nickel PJSC sponsored ADR		148,300	2,200,031
Mobile TeleSystems OJSC		162,902	644,045
NOVATEK OAO GDR (Reg. S)		19,300	2,018,780
RusHydro PJSC		65,977,100	845,928
Sberbank of Russia		1,535,780	4,230,352
Sberbank of Russia sponsored ADR		419,784	4,890,484
Unipro PJSC		17,039,700	697,947

TOTAL RUSSIA			19,360,869

Singapore - 0.2%
First Resources Ltd.		703,600	970,912
South Africa - 4.1%
Aspen Pharmacare Holdings Ltd.		69,235	1,451,341
Barclays Africa Group Ltd.		118,544	1,300,690
Bidvest Group Ltd.		97,456	1,240,057
FirstRand Ltd.		534,300	2,102,536
Imperial Holdings Ltd.		174,600	2,303,137
Life Healthcare Group Holdings Ltd.		465,900	894,415
MTN Group Ltd.		166,400	1,496,101
Naspers Ltd. Class N		52,145	11,526,888
Nedbank Group Ltd.		59,080	982,085
Sasol Ltd.		27,008	814,076
Telkom SA Ltd.		125,802	620,956
Tiger Brands Ltd.		34,396	1,042,679

TOTAL SOUTH AFRICA			25,774,961

Taiwan - 5.2%
Advantech Co. Ltd.		79,897	604,229
Chroma ATE, Inc.		150,000	474,110
eMemory Technology, Inc.		22,995	337,529
GlobalWafers Co. Ltd.		317,300	2,504,627
King's Town Bank		341,600	352,742
LandMark Optoelectronics Corp.		71,000	974,019
Largan Precision Co. Ltd.		49,403	9,009,268
PChome Online, Inc.		64,032	449,280
Quanta Computer, Inc.		496,000	1,175,383
Taiwan Cement Corp.		1,127,000	1,305,499
Taiwan Fertilizer Co. Ltd.		374,000	507,505
Taiwan Semiconductor Manufacturing Co. Ltd.		1,126,000	7,954,582
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		10,742	386,282
Unified-President Enterprises Corp.		1,087,000	2,079,419
United Microelectronics Corp.		2,594,000	1,189,871
Universal Cement Corp.		374,219	279,910
Vanguard International Semiconductor Corp.		121,000	226,666
Wistron NeWeb Corp.		132,780	424,956
Yuanta Financial Holding Co. Ltd.		4,433,231	1,900,092

TOTAL TAIWAN			32,135,969

Thailand - 0.9%
Delta Electronics PCL (For. Reg.)		228,200	608,620
Kasikornbank PCL (For. Reg.)		328,380	1,953,909
PTT Global Chemical PCL (For. Reg.)		1,016,800	2,192,400
Star Petroleum Refining PCL		1,704,800	788,963

TOTAL THAILAND			5,543,892

Turkey - 1.2%
Bim Birlesik Magazalar A/S JSC		96,000	1,871,255
Tupras Turkiye Petrol Rafinelleri A/S		75,200	2,316,246
Turkcell Iletisim Hizmet A/S		336,700	1,230,330
Turkcell Iletisim Hizmet A/S sponsored ADR		13,500	124,200
Turkiye Garanti Bankasi A/S		676,000	2,024,533

TOTAL TURKEY			7,566,564

United Arab Emirates - 1.2%
DP World Ltd.		57,734	1,327,882
Emaar Properties PJSC		1,545,745	3,467,674
National Bank of Abu Dhabi PJSC (a)		942,020	2,731,385

TOTAL UNITED ARAB EMIRATES			7,526,941

United Kingdom - 0.4%
Fresnillo PLC		49,200	997,086
Mondi PLC		53,400	1,405,596
Shanghai International Airport Co. Ltd. ELS (UBS Warrant Programme) warrants 5/11/18 (a)(b)		9,200	51,221

TOTAL UNITED KINGDOM			2,453,903

United States of America - 0.5%
Cognizant Technology Solutions Corp. Class A		42,800	2,966,896
TOTAL COMMON STOCKS
(Cost $339,561,629)			389,061,133

Nonconvertible Preferred Stocks - 5.1%
Brazil - 3.7%
Ambev SA sponsored ADR		510,800	3,105,664
Banco do Estado Rio Grande do Sul SA		231,220	1,084,788
Companhia Paranaense de Energia-Copel:
(PN-B) (a)		3,215	26,713
(PN-B) sponsored ADR		130,752	1,082,627
Fibria Celulose SA sponsored ADR		153,600	1,623,552
Itau Unibanco Holding SA sponsored ADR		528,441	6,293,732
Metalurgica Gerdau SA (PN) (a)		925,170	1,560,567
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)		304,606	2,589,151
Telefonica Brasil SA		142,743	2,138,158
Vale SA (PN-A) sponsored ADR		394,100	3,700,599

TOTAL BRAZIL			23,205,551

Korea (South) - 1.4%
Hyundai Motor Co. Series 2		43,660	4,132,347
Samsung Electronics Co. Ltd.		1,896	3,269,097
Samsung Fire & Marine Insurance Co. Ltd.		7,578	1,302,544

TOTAL KOREA (SOUTH)			8,703,988

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $28,747,550)			31,909,539
		Principal Amount(c)	Value

Nonconvertible Bonds - 7.9%
Azerbaijan - 0.5%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		800,000	651,920
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		1,930,000	2,122,035
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		275,000	292,648

TOTAL AZERBAIJAN			3,066,603

British Virgin Islands - 0.1%
1MDB Global Investments Ltd. 4.4% 3/9/23		1,000,000	928,996
Canada - 0.3%
First Quantum Minerals Ltd.:
7% 2/15/21 (b)		250,000	259,375
7.25% 4/1/23 (b)		1,200,000	1,236,000
7.5% 4/1/25 (b)		200,000	205,300

TOTAL CANADA			1,700,675

Cayman Islands - 0.1%
Ksa Sukuk Ltd. 3.628% 4/20/27 (b)		600,000	609,000
Sparc Em Spc 0% 12/5/22 (b)		200,000	176,790

TOTAL CAYMAN ISLANDS			785,790

Georgia - 0.6%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		1,700,000	1,785,340
JSC BGEO Group 6% 7/26/23 (b)		850,000	867,952
JSC Georgian Railway 7.75% 7/11/22 (b)		1,000,000	1,097,500

TOTAL GEORGIA			3,750,792

Indonesia - 0.3%
PT Pertamina Persero:
4.875% 5/3/22 (b)		275,000	294,448
5.625% 5/20/43 (b)		200,000	211,972
6% 5/3/42 (b)		400,000	441,107
6.5% 5/27/41 (b)		1,000,000	1,171,854

TOTAL INDONESIA			2,119,381

Ireland - 0.3%
Vnesheconombank Via VEB Finance PLC:
6.8% 11/22/25 (b)		1,125,000	1,251,563
6.902% 7/9/20 (b)		600,000	650,100

TOTAL IRELAND			1,901,663

Israel - 0.1%
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		275,000	346,886
Kazakhstan - 0.2%
KazMunaiGaz Finance Sub BV:
5.75% 4/19/47 (b)		490,000	471,398
6.375% 4/9/21 (b)		250,000	273,052
7% 5/5/20 (b)		200,000	218,500

TOTAL KAZAKHSTAN			962,950

Luxembourg - 0.0%
Petrobras International Finance Co. Ltd. 8.375% 12/10/18		300,000	320,142
Mexico - 1.1%
Petroleos Mexicanos:
5.5% 6/27/44		305,000	279,075
6.375% 1/23/45		300,000	302,100
6.5% 3/13/27 (b)		500,000	550,500
6.5% 3/13/27 (b)		1,005,000	1,106,505
6.5% 6/2/41		1,800,000	1,849,500
6.75% 9/21/47		1,300,000	1,367,600
6.75% 9/21/47 (b)		205,000	215,660
6.875% 8/4/26		1,200,000	1,357,080

TOTAL MEXICO			7,028,020

Mongolia - 0.1%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (Reg. S)		850,000	915,908
Morocco - 0.1%
OCP SA 6.875% 4/25/44 (b)		775,000	861,630
Netherlands - 0.7%
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		165,000	165,891
Petrobras Global Finance BV:
6.85% 6/5/2115		965,000	883,506
7.25% 3/17/44		705,000	708,525
8.375% 5/23/21		325,000	365,625
8.75% 5/23/26		1,675,000	1,968,125

TOTAL NETHERLANDS			4,091,672

Nigeria - 0.1%
Zenith Bank PLC 7.375% 5/30/22 (b)		650,000	640,900
Oman - 0.1%
Oman Sovereign Sukuk SAOC 4.397% 6/1/24 (b)		800,000	796,000
Peru - 0.1%
Petroleos Del Peru Petroperu SA:
4.75% 6/19/32 (b)		205,000	209,715
5.625% 6/19/47 (b)		275,000	286,275

TOTAL PERU			495,990

South Africa - 0.5%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		400,000	402,220
6.75% 8/6/23 (b)		2,025,000	2,053,411
7.125% 2/11/25 (b)		500,000	506,975

TOTAL SOUTH AFRICA			2,962,606

Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.:
6% 5/8/22 (b)		285,417	279,708
9.75% 8/14/19 (b)		750,000	802,883

TOTAL TRINIDAD & TOBAGO			1,082,591

Tunisia - 0.3%
Banque Centrale de Tunisie:
5.625% 2/17/24 (Reg. S)	EUR	1,000,000	1,201,557
5.75% 1/30/25 (b)		600,000	576,264

TOTAL TUNISIA			1,777,821

Turkey - 0.4%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(d)		1,400,000	1,459,500
Finansbank A/S 4.875% 5/19/22 (b)		700,000	697,871
Turkiye Ihracat Kredi Bankasi A/S 5.375% 10/24/23 (b)		200,000	204,228

TOTAL TURKEY			2,361,599

United Arab Emirates - 0.2%
Dolphin Energy Ltd.:
5.5% 12/15/21 (b)		140,000	152,961
5.888% 6/15/19 (b)		750,250	776,509
DP World Ltd. 6.85% 7/2/37 (Reg. S)		500,000	605,625

TOTAL UNITED ARAB EMIRATES			1,535,095

United Kingdom - 0.3%
Biz Finance PLC 9.625% 4/27/22 (b)		1,550,000	1,622,850
United States of America - 0.4%
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,775,000	1,887,358
8.625% 2/1/22		300,000	355,040
Stillwater Mining Co. 7.125% 6/27/25 (b)		200,000	196,100

TOTAL UNITED STATES OF AMERICA			2,438,498

Venezuela - 0.8%
Petroleos de Venezuela SA:
5.375% 4/12/27		1,750,000	570,325
5.5% 4/12/37		1,000,000	325,600
6% 5/16/24 (b)		2,600,000	854,750
6% 11/15/26 (Reg. S)		2,450,000	796,495
8.5% 10/27/20 (Reg. S)		2,550,000	1,689,375
9% 11/17/21 (Reg. S)		550,000	215,875
12.75% 2/17/22 (b)		600,000	275,250

TOTAL VENEZUELA			4,727,670

TOTAL NONCONVERTIBLE BONDS
(Cost $49,298,045)			49,222,728

Government Obligations - 20.0%
Angola - 0.1%
Angola Republic 9.5% 11/12/25 (b)		250,000	266,163
Argentina - 1.1%
Argentine Republic:
6.875% 1/26/27		650,000	668,200
7.125% 7/6/36		400,000	395,000
7.125% 6/28/2117 (b)		1,130,000	1,026,040
7.5% 4/22/26		1,960,000	2,109,940
7.625% 4/22/46		350,000	359,800
7.82% 12/31/33	EUR	1,685,727	2,092,947
8.28% 12/31/33		315,459	343,061

TOTAL ARGENTINA			6,994,988

Armenia - 0.3%
Republic of Armenia:
6% 9/30/20 (b)		325,000	342,063
7.15% 3/26/25 (b)		1,570,000	1,729,952

TOTAL ARMENIA			2,072,015

Barbados - 0.2%
Barbados Government 7% 8/4/22 (b)		1,313,000	1,160,075
Belarus - 0.5%
Belarus Republic:
6.875% 2/28/23 (b)		290,000	308,125
7.625% 6/29/27 (b)		1,265,000	1,355,131
8.95% 1/26/18		1,125,000	1,153,485

TOTAL BELARUS			2,816,741

Bolivia - 0.1%
Plurinational State of Bolivia 4.5% 3/20/28 (b)		800,000	778,000
Brazil - 0.3%
Brazilian Federative Republic:
5% 1/27/45		200,000	179,200
5.625% 2/21/47		200,000	195,000
7.125% 1/20/37		200,000	232,500
8.25% 1/20/34		1,000,000	1,273,500
12.25% 3/6/30		100,000	162,500

TOTAL BRAZIL			2,042,700

Cameroon - 0.4%
Cameroon Republic 9.5% 11/19/25 (b)		2,050,000	2,409,078
Colombia - 0.2%
Colombian Republic:
6.125% 1/18/41		575,000	665,850
7.375% 9/18/37		550,000	713,625

TOTAL COLOMBIA			1,379,475

Costa Rica - 0.2%
Costa Rican Republic 7.158% 3/12/45 (b)		1,400,000	1,484,000
Croatia - 0.2%
Croatia Republic:
6% 1/26/24 (b)		1,050,000	1,197,000
6.375% 3/24/21 (b)		200,000	222,652

TOTAL CROATIA			1,419,652

Dominican Republic - 0.6%
Dominican Republic:
5.95% 1/25/27 (b)		750,000	801,533
6.6% 1/28/24 (b)		1,725,000	1,923,375
6.85% 1/27/45 (b)		350,000	383,250
7.45% 4/30/44 (b)		425,000	498,313

TOTAL DOMINICAN REPUBLIC			3,606,471

Ecuador - 0.2%
Ecuador Republic:
7.95% 6/20/24 (b)		200,000	191,500
8.75% 6/2/23 (b)		400,000	400,000
9.625% 6/2/27 (b)		200,000	204,500
9.65% 12/13/26 (b)		200,000	205,000
10.75% 3/28/22 (b)		450,000	487,125

TOTAL ECUADOR			1,488,125

Egypt - 0.7%
Arab Republic 5.875% 6/11/25 (b)		200,000	197,856
Arab Republic of Egypt:
, yield at date of purchase 20.3492% 12/26/17	EGP	11,000,000	566,388
6.125% 1/31/22 (b)		800,000	825,120
7.5% 1/31/27 (b)		900,000	967,212
8.5% 1/31/47 (b)		1,800,000	1,956,125

TOTAL EGYPT			4,512,701

El Salvador - 0.7%
El Salvador Republic:
6.375% 1/18/27 (b)		900,000	814,500
7.375% 12/1/19		775,000	782,750
7.625% 2/1/41 (b)		650,000	598,000
8.625% 2/28/29 (b)		1,760,000	1,821,600

TOTAL EL SALVADOR			4,016,850

Ethiopia - 0.2%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		1,500,000	1,509,375
Gabon - 0.2%
Gabonese Republic:
6.375% 12/12/24 (b)		550,000	536,866
6.95% 6/16/25 (b)		600,000	597,000

TOTAL GABON			1,133,866

Ghana - 0.6%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		800,000	825,000
8.125% 1/18/26 (b)		900,000	928,197
9.25% 9/15/22 (b)		1,350,000	1,472,567
10.75% 10/14/30 (b)		600,000	747,846

TOTAL GHANA			3,973,610

Guatemala - 0.1%
Guatemalan Republic:
4.375% 6/5/27 (b)		400,000	399,000
4.875% 2/13/28 (b)		300,000	309,051

TOTAL GUATEMALA			708,051

Honduras - 0.2%
Republic of Honduras 6.25% 1/19/27		1,150,000	1,209,892
Indonesia - 0.2%
Indonesian Republic 8.5% 10/12/35 (b)		650,000	951,417
Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,950,000	1,786,235
Ivory Coast - 0.3%
Ivory Coast:
5.125% 6/15/25 (b)	EUR	400,000	482,754
5.75% 12/31/32		723,750	709,420
6.125% 6/15/33 (b)		730,000	714,853

TOTAL IVORY COAST			1,907,027

Jamaica - 0.0%
Jamaican Government 8% 3/15/39		200,000	238,010
Jordan - 0.5%
Jordanian Kingdom:
5.75% 1/31/27 (b)		1,050,000	1,043,114
6.125% 1/29/26(b)		2,250,000	2,309,108

TOTAL JORDAN			3,352,222

Kenya - 0.2%
Republic of Kenya 6.875% 6/24/24 (b)		900,000	918,288
Kuwait - 0.5%
State of Kuwait 3.5% 3/20/27 (b)		3,240,000	3,308,850
Lebanon - 1.4%
Lebanese Republic:
4% 12/31/17		98,500	98,131
5% 10/12/17		275,000	274,656
5.15% 6/12/18		2,050,000	2,059,889
5.15% 11/12/18		100,000	100,530
5.45% 11/28/19		1,750,000	1,745,345
6% 5/20/19		675,000	681,407
6.1% 10/4/22		965,000	960,175
6.375% 3/9/20		1,125,000	1,143,509
6.6% 11/27/26		570,000	568,475
6.65% 2/26/30 (Reg. S)		105,000	103,184
6.85% 3/23/27		1,000,000	1,006,932

TOTAL LEBANON			8,742,233

Mongolia - 0.2%
Mongolian People's Republic:
5.125% 12/5/22 (Reg. S)		400,000	383,889
8.75% 3/9/24 (b)		800,000	893,582

TOTAL MONGOLIA			1,277,471

Nigeria - 0.1%
Republic of Nigeria:
6.375% 7/12/23 (b)		200,000	208,046
7.875% 2/16/32 (b)		400,000	441,320

TOTAL NIGERIA			649,366

Oman - 0.3%
Sultanate of Oman:
4.75% 6/15/26 (b)		400,000	398,000
5.375% 3/8/27 (b)		335,000	346,725
6.5% 3/8/47 (b)		780,000	813,089

TOTAL OMAN			1,557,814

Pakistan - 0.1%
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		200,000	208,983
8.25% 4/15/24 (b)		200,000	223,271
8.25% 9/30/25 (b)		200,000	225,791

TOTAL PAKISTAN			658,045

Paraguay - 0.3%
Republic of Paraguay:
4.7% 3/27/27 (b)		800,000	831,000
6.1% 8/11/44 (b)		785,000	881,068

TOTAL PARAGUAY			1,712,068

Qatar - 0.6%
State of Qatar:
2.375% 6/2/21		850,000	838,780
3.25% 6/2/26		450,000	445,725
9.75% 6/15/30 (Reg. S)		1,330,000	2,126,428

TOTAL QATAR			3,410,933

Russia - 0.7%
Ministry of Finance Russian Federation 4.75% 5/27/26 (b)		1,000,000	1,047,500
Russian Federation:
4.25% 6/23/27 (b)		800,000	807,160
5.25% 6/23/47 (b)		1,400,000	1,412,132
5.625% 4/4/42 (b)		200,000	217,958
12.75% 6/24/28 (Reg. S)		425,000	745,770

TOTAL RUSSIA			4,230,520

Rwanda - 0.3%
Rwanda Rep 6.625% 5/2/23 (b)		1,625,000	1,671,605
Saudi Arabia - 0.2%
Kingdom of Saudi Arabia 3.25% 10/26/26 (b)		700,000	692,832
Saudi Arabia Kingdom of 4.5% 10/26/46 (b)		760,000	774,288

TOTAL SAUDI ARABIA			1,467,120

Senegal - 0.3%
Republic of Senegal:
6.25% 5/23/33 (b)		1,300,000	1,335,750
8.75% 5/13/21 (b)		400,000	458,580

TOTAL SENEGAL			1,794,330

Serbia - 0.2%
Republic of Serbia:
4.875% 2/25/20 (b)		400,000	419,543
7.25% 9/28/21 (b)		850,000	985,609

TOTAL SERBIA			1,405,152

South Africa - 0.1%
South African Republic 5.875% 9/16/25		450,000	487,665
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		200,000	204,999
6.2% 5/11/27 (b)		1,750,000	1,802,505
6.85% 11/3/25 (b)		500,000	539,341

TOTAL SRI LANKA			2,546,845

Suriname - 0.4%
Republic of Suriname 9.25% 10/26/26 (b)		2,350,000	2,402,875
Tanzania - 0.0%
United Republic of Tanzania 7.421% 3/9/20 (d)		133,334	139,000
Turkey - 1.5%
Turkish Republic:
4.875% 10/9/26		400,000	399,000
5.75% 3/22/24		550,000	587,109
5.75% 5/11/47		715,000	710,407
6% 3/25/27		1,650,000	1,776,614
6.25% 9/26/22		850,000	932,107
6.875% 3/17/36		1,975,000	2,241,309
7% 6/5/20		950,000	1,043,433
7.25% 3/5/38		350,000	414,229
7.375% 2/5/25		350,000	408,741
8% 2/14/34		650,000	813,378
11.875% 1/15/30		165,000	263,810

TOTAL TURKEY			9,590,137

Ukraine - 1.3%
Ukraine Government:
0% 5/31/40 (b)(d)		430,000	188,340
7.75% 9/1/19 (b)		1,200,000	1,246,728
7.75% 9/1/20 (b)		3,140,000	3,257,750
7.75% 9/1/21 (b)		1,900,000	1,961,750
7.75% 9/1/24 (b)		500,000	499,485
7.75% 9/1/27 (b)		1,150,000	1,128,599

TOTAL UKRAINE			8,282,652

United States of America - 1.9%
U.S. Treasury Bills, yield at date of purchase 0.83% to 1% 8/3/17 to 9/7/17 (e)		780,000	779,615
U.S. Treasury Bonds 2.875% 11/15/46		10,820,000	10,774,772

TOTAL UNITED STATES OF AMERICA			11,554,387

Uruguay - 0.3%
Uruguay Republic:
7.625% 3/21/36		210,000	287,280
7.875% 1/15/33 pay-in-kind		930,000	1,282,005

TOTAL URUGUAY			1,569,285

Venezuela - 0.2%
Venezuelan Republic:
7% 12/1/18 (Reg. S)		200,000	101,500
7% 3/31/38		650,000	247,000
7.75% 10/13/19 (Reg. S)		300,000	128,250
9% 5/7/23 (Reg. S)		300,000	117,000
9.25% 9/15/27		650,000	273,000
9.25% 5/7/28 (Reg. S)		1,000,000	382,500
12.75% 8/23/22		325,000	144,625

TOTAL VENEZUELA			1,393,875

Vietnam - 0.1%
Vietnamese Socialist Republic 4.8% 11/19/24 (b)		300,000	315,493
Zambia - 0.0%
Republic of Zambia 8.97% 7/30/27 (b)		200,000	216,748
TOTAL GOVERNMENT OBLIGATIONS
(Cost $122,577,120)			124,519,496
		Shares	Value

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 1.11% (f)
(Cost $35,696,298)		35,690,897	35,698,035
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $575,880,642)			630,410,931
NET OTHER ASSETS (LIABILITIES) - (1.2)%			(7,241,352)
NET ASSETS - 100%			$623,169,579

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
330 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2017	17,564,250	$488,896

The face value of futures purchased as a percentage of Net Assets is 2.8%

Currency Abbreviations

EGP – Egyptian pound

EUR – European Monetary Unit

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,972,075 or 15.9% of net assets.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $700,638.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$163,331
Fidelity Securities Lending Cash Central Fund	360
Total	$163,691

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$59,753,994	$48,227,106	$11,526,888	$--
Consumer Staples	27,968,351	27,968,351	--	--
Energy	26,851,204	22,576,447	4,274,757	--
Financials	99,985,862	79,623,605	20,362,257	--
Health Care	9,135,819	9,135,819	--	--
Industrials	21,372,560	21,372,560	--	--
Information Technology	99,746,590	70,487,498	29,259,092	--
Materials	31,852,884	31,038,808	814,076	--
Real Estate	12,189,058	12,189,058	--	--
Telecommunication Services	20,073,664	18,603,910	1,469,754	--
Utilities	12,040,686	10,314,841	1,725,845	--
Corporate Bonds	49,222,728	--	49,222,728	--
Government Obligations	124,519,496	--	124,519,496	--
Money Market Funds	35,698,035	35,698,035	--	--
Total Investments in Securities:	$630,410,931	$387,236,038	$243,174,893	$--
Derivative Instruments:
Assets
Futures Contracts	$488,896	$488,896	$--	$--
Total Assets	$488,896	$488,896	$--	$--
Total Derivative Instruments:	$488,896	$488,896	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$4,663,529
Level 2 to Level 1	$1,655,313

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $577,165,413. Net unrealized appreciation aggregated $53,245,518, of which $64,098,784 related to appreciated investment securities and $10,853,266 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total International Equity Fund

July 31, 2017

TIE-QTLY-0917
1.863105.109

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Argentina - 0.3%
Banco Macro SA sponsored ADR	1,700	$147,577
Telecom Argentina SA Class B sponsored ADR	5,100	134,589

TOTAL ARGENTINA		282,166

Australia - 2.6%
Adelaide Brighton Ltd.	4,581	20,596
Amcor Ltd.	12,246	150,283
Australia & New Zealand Banking Group Ltd.	30,502	723,019
Beacon Lighting Group Ltd.	12,420	13,513
CSL Ltd.	9,961	1,004,069
DuluxGroup Ltd.	9,609	50,659
Imdex Ltd. (a)	41,011	23,950
Insurance Australia Group Ltd.	50,134	267,515
Macquarie Group Ltd.	4,537	311,529
Magellan Financial Group Ltd.	6,475	136,804
RCG Corp. Ltd.	28,933	21,179
Transurban Group unit	25,497	232,737

TOTAL AUSTRALIA		2,955,853

Austria - 0.9%
Andritz AG	8,272	506,952
BUWOG-Gemeinnuetzige Wohnung	8,698	255,718
Erste Group Bank AG	5,500	228,630

TOTAL AUSTRIA		991,300

Bailiwick of Jersey - 0.4%
Integrated Diagnostics Holdings PLC	7,500	29,681
Shire PLC	2,600	145,346
Wolseley PLC	3,661	218,591

TOTAL BAILIWICK OF JERSEY		393,618

Belgium - 1.9%
Anheuser-Busch InBev SA NV	10,071	1,214,890
KBC Ancora	1,311	69,644
KBC Groep NV	9,616	796,839

TOTAL BELGIUM		2,081,373

Bermuda - 0.1%
Credicorp Ltd. (United States)	212	39,250
Vostok New Ventures Ltd. (depositary receipt) (a)	3,860	30,956

TOTAL BERMUDA		70,206

Brazil - 1.8%
BB Seguridade Participacoes SA	19,900	175,174
BM&F BOVESPA SA	31,400	206,323
Drogasil SA	5,000	110,635
Equatorial Energia SA	13,100	238,193
Estacio Participacoes SA	29,000	189,716
IRB Brasil Resseguros SA	16,400	154,042
Itau Unibanco Holding SA	3,000	31,825
Kroton Educacional SA	39,400	190,534
Qualicorp SA	16,200	170,398
Smiles SA	10,788	225,180
Ultrapar Participacoes SA	7,100	168,487
Weg SA	25,100	152,450

TOTAL BRAZIL		2,012,957

Canada - 5.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	19,122	906,752
Canadian National Railway Co.	9,763	771,486
Canadian Pacific Railway Ltd.	1,853	290,104
CCL Industries, Inc. Class B	12,890	617,955
Constellation Software, Inc.	1,157	623,300
Franco-Nevada Corp.	6,759	489,706
Imperial Oil Ltd.	19,484	559,164
McCoy Global, Inc. (a)	7,100	11,447
New Look Vision Group, Inc.	1,300	35,452
Pason Systems, Inc.	17,691	258,252
Potash Corp. of Saskatchewan, Inc.	38,414	687,092
PrairieSky Royalty Ltd.	12,173	302,287
ShawCor Ltd. Class A	800	17,928
Tesco Corp. (a)	1,900	8,740

TOTAL CANADA		5,579,665

Cayman Islands - 4.6%
58.com, Inc. ADR (a)	2,500	127,625
Alibaba Group Holding Ltd. sponsored ADR (a)	9,482	1,469,236
Baidu.com, Inc. sponsored ADR (a)	2,000	452,700
China Biologic Products Holdings, Inc. (a)	3,039	302,381
Ctrip.com International Ltd. ADR (a)	4,080	243,698
JD.com, Inc. sponsored ADR (a)	7,200	325,224
Momo, Inc. ADR (a)	3,800	166,934
NetEase, Inc. ADR	873	271,747
New Oriental Education & Technology Group, Inc. sponsored ADR	2,460	195,964
Shenzhou International Group Holdings Ltd.	23,000	153,857
SINA Corp.	1,600	151,696
Tencent Holdings Ltd.	33,700	1,345,101

TOTAL CAYMAN ISLANDS		5,206,163

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	4,613	189,640
China - 1.6%
Gree Electric Appliances, Inc. of Zhuhai Class A	25,800	150,507
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	28,100	125,324
Hangzhou Robam Appliances Co. Ltd. Class A	24,900	149,218
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	51,382	157,586
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	19,819	150,855
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	11,800	156,829
Kweichow Moutai Co. Ltd. (A Shares)	2,294	164,114
Midea Group Co. Ltd. Class A	25,000	153,125
Shanghai International Airport Co. Ltd. (A Shares)	24,000	133,620
Shenzhen Inovance Technology Co. Ltd. Class A	39,900	147,344
Wuliangye Yibin Co. Ltd. Class A	19,000	157,501
Yunnan Baiyao Group Co. Ltd.	12,000	157,079

TOTAL CHINA		1,803,102

Denmark - 0.6%
Jyske Bank A/S (Reg.)	4,354	272,859
Novo Nordisk A/S Series B sponsored ADR	6,200	262,880
Scandinavian Tobacco Group A/S	1,711	27,617
Spar Nord Bank A/S	3,631	48,839

TOTAL DENMARK		612,195

Finland - 0.5%
Sampo Oyj (A Shares)	7,453	407,881
Tikkurila Oyj	7,680	163,921

TOTAL FINLAND		571,802

France - 5.1%
Atos Origin SA	3,150	478,986
AXA SA	18,906	558,360
Bouygues SA	3,829	164,290
Capgemini SA	2,702	294,274
Compagnie de St. Gobain	3,500	194,279
Dassault Systemes SA	1,584	155,430
Elis SA	2,378	57,526
Essilor International SA	2,248	285,013
Kering SA	400	139,925
Laurent-Perrier Group SA	259	23,455
LVMH Moet Hennessy - Louis Vuitton SA	550	138,154
Natixis SA	21,900	159,259
Sanofi SA	3,384	322,458
Societe Generale Series A	9,700	568,757
SR Teleperformance SA	2,000	278,548
Total SA	21,220	1,079,115
Vetoquinol SA	600	37,290
VINCI SA	5,400	483,550
Virbac SA (a)	190	33,907
Vivendi SA	13,052	301,682

TOTAL FRANCE		5,754,258

Germany - 4.3%
adidas AG	723	165,186
BASF AG	6,123	584,149
Bayer AG	5,700	723,012
Brenntag AG	2,700	153,245
CompuGroup Medical AG	2,146	127,936
CTS Eventim AG	1,994	92,390
Deutsche Post AG	4,537	176,166
Deutsche Telekom AG	20,200	369,029
Fielmann AG	358	28,768
Fresenius SE & Co. KGaA	3,200	270,588
HeidelbergCement Finance AG	2,700	267,911
Linde AG	1,100	209,837
Nexus AG	1,120	34,472
SAP AG	12,306	1,303,024
Vonovia SE	9,065	367,595

TOTAL GERMANY		4,873,308

Greece - 0.1%
Titan Cement Co. SA (Reg.)	4,700	131,140
Hong Kong - 1.4%
AIA Group Ltd.	148,000	1,166,257
CSPC Pharmaceutical Group Ltd.	120,000	187,126
Guangdong Investment Ltd.	94,000	132,381
Techtronic Industries Co. Ltd.	27,500	122,347

TOTAL HONG KONG		1,608,111

India - 3.5%
Adani Ports & Special Economic Zone Ltd.	27,878	171,968
Amara Raja Batteries Ltd.	10,066	130,867
Asian Paints Ltd.	9,748	176,445
Bharat Petroleum Corp. Ltd.	27,879	204,662
Eicher Motors Ltd.	362	169,670
Godrej Consumer Products Ltd.	10,672	172,476
HDFC Bank Ltd.	5,813	166,409
Hero Motocorp Ltd.	2,475	140,978
Housing Development Finance Corp. Ltd.	28,151	784,811
Indraprastha Gas Ltd.	8,438	155,021
IndusInd Bank Ltd.	6,428	164,831
ITC Ltd.	53,243	236,640
Jyothy Laboratories Ltd.	6,583	38,013
Kotak Mahindra Bank Ltd.	13,707	218,195
LIC Housing Finance Ltd.	14,137	152,086
Maruti Suzuki India Ltd.	1,811	218,687
Power Grid Corp. of India Ltd.	39,363	136,955
Reliance Industries Ltd.	12,796	322,033
UPL Ltd.	12,039	164,537

TOTAL INDIA		3,925,284

Indonesia - 0.8%
PT Bank Central Asia Tbk	180,000	252,627
PT Bank Rakyat Indonesia Tbk	372,500	413,066
PT Telkomunikasi Indonesia Tbk Series B	624,700	219,563

TOTAL INDONESIA		885,256

Ireland - 1.6%
Allergan PLC	700	176,631
CRH PLC	6,148	215,800
CRH PLC sponsored ADR	18,329	642,798
FBD Holdings PLC (a)	2,272	22,727
James Hardie Industries PLC CDI	33,513	513,687
Medtronic PLC	2,100	176,337

TOTAL IRELAND		1,747,980

Isle of Man - 0.2%
Playtech Ltd.	20,757	263,050
Israel - 0.8%
Azrieli Group	2,196	119,936
Check Point Software Technologies Ltd. (a)	1,434	151,689
Elbit Systems Ltd. (Israel)	1,000	126,416
Frutarom Industries Ltd.	2,100	148,717
Ituran Location & Control Ltd.	1,861	56,761
NICE Systems Ltd.	1,200	89,160
Strauss Group Ltd.	2,659	50,921
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,409	141,838

TOTAL ISRAEL		885,438

Italy - 0.9%
Azimut Holding SpA	6,614	148,294
Beni Stabili SpA SIIQ	36,526	29,187
Interpump Group SpA	13,191	401,787
Intesa Sanpaolo SpA	136,800	470,924

TOTAL ITALY		1,050,192

Japan - 12.3%
AEON Financial Service Co. Ltd.	7,000	152,451
Ai Holdings Corp.	1,100	30,332
Aoki Super Co. Ltd.	2,000	24,636
Artnature, Inc.	3,300	21,283
Asahi Co. Ltd.	1,900	22,870
Astellas Pharma, Inc.	16,400	208,863
Aucnet, Inc.	400	5,134
Azbil Corp.	3,400	134,310
Broadleaf Co. Ltd.	3,900	26,249
Central Automotive Products Ltd.	2,400	33,874
Coca-Cola West Co. Ltd.	1,000	30,205
Daiichikosho Co. Ltd.	1,200	57,799
Daikokutenbussan Co. Ltd.	1,000	49,617
DENSO Corp.	6,700	322,465
East Japan Railway Co.	5,600	525,738
Funai Soken Holdings, Inc.	1,300	33,890
GCA Savvian Group Corp.	3,100	27,529
Goldcrest Co. Ltd.	2,960	65,996
Hoya Corp.	13,500	762,402
Itochu Corp.	25,400	398,700
Japan Tobacco, Inc.	9,020	313,689
Kao Corp.	3,500	213,153
KDDI Corp.	14,000	370,958
Keyence Corp.	1,742	806,176
Kobayashi Pharmaceutical Co. Ltd.	1,200	74,670
Komatsu Ltd.	11,500	308,402
Koshidaka Holdings Co. Ltd.	1,200	32,589
Kusuri No Aoki Holdings Co. Ltd.	500	27,530
Lasertec Corp.	3,900	58,299
Makita Corp.	6,100	238,755
Medikit Co. Ltd.	500	24,037
Miroku Jyoho Service Co., Ltd.	1,200	25,318
Misumi Group, Inc.	16,900	419,415
Mitsubishi UFJ Financial Group, Inc.	123,800	785,401
Mitsui Fudosan Co. Ltd.	10,000	229,897
Nabtesco Corp.	1,400	45,526
Nagaileben Co. Ltd.	2,800	69,819
Nakano Refrigerators Co. Ltd.	700	22,128
ND Software Co. Ltd.	1,300	13,502
Nihon Parkerizing Co. Ltd.	6,900	99,077
Nintendo Co. Ltd.	1,100	373,576
Nippon Telegraph & Telephone Corp.	6,700	327,886
Nomura Holdings, Inc.	28,300	168,137
NS Tool Co. Ltd.	1,000	18,114
OBIC Co. Ltd.	5,600	349,984
Olympus Corp.	13,700	498,317
Oracle Corp. Japan	1,000	67,214
ORIX Corp.	22,100	351,110
OSG Corp.	12,400	261,958
Panasonic Corp.	14,000	192,826
Paramount Bed Holdings Co. Ltd.	1,300	59,313
ProNexus, Inc.	2,900	32,881
Recruit Holdings Co. Ltd.	10,800	187,013
San-Ai Oil Co. Ltd.	3,500	35,589
Seven & i Holdings Co. Ltd.	5,800	233,767
Shin-Etsu Chemical Co. Ltd.	3,200	293,455
Shinsei Bank Ltd.	110,000	181,596
SHO-BOND Holdings Co. Ltd.	6,240	329,985
Shoei Co. Ltd.	1,700	48,728
SK Kaken Co. Ltd.	100	9,071
Software Service, Inc.	500	22,722
Sony Corp.	6,400	262,940
Sony Financial Holdings, Inc.	12,000	208,009
Subaru Corp.	4,500	163,028
Taiheiyo Cement Corp.	44,000	165,631
Techno Medica Co. Ltd.	500	8,858
The Monogatari Corp.	480	25,079
TKC Corp.	1,200	34,940
Tocalo Co. Ltd.	300	11,470
Tokio Marine Holdings, Inc.	7,200	303,361
Toyota Motor Corp.	13,500	760,858
USS Co. Ltd.	30,800	622,174
Welcia Holdings Co. Ltd.	1,000	38,052
Workman Co. Ltd.	1,300	39,503
Yamada Consulting Group Co. Ltd.	600	37,825
Yamato Kogyo Co. Ltd.	600	16,844

TOTAL JAPAN		13,854,498

Kenya - 0.3%
Safaricom Ltd.	1,462,100	344,503
Korea (South) - 2.3%
BGFretail Co. Ltd.	4,398	362,856
Coway Co. Ltd.	894	79,108
Leeno Industrial, Inc.	349	15,457
LG Household & Health Care Ltd.	223	197,327
NAVER Corp.	539	386,466
Samsung Electronics Co. Ltd.	727	1,564,439

TOTAL KOREA (SOUTH)		2,605,653

Luxembourg - 0.1%
Eurofins Scientific SA	256	142,556
Mexico - 1.6%
CEMEX S.A.B. de CV sponsored ADR	23,643	229,574
Consorcio ARA S.A.B. de CV	70,055	23,532
Embotelladoras Arca S.A.B. de CV	20,000	148,271
Fomento Economico Mexicano S.A.B. de CV:
unit	25,400	256,504
sponsored ADR	1,733	174,825
Gruma S.A.B. de CV Series B	11,100	153,314
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	13,700	156,881
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	7,760	165,749
Grupo Aeroportuario Norte S.A.B. de CV	21,000	132,930
Grupo Cementos de Chihuahua S.A.B. de CV	29,200	152,475
Promotora y Operadora de Infraestructura S.A.B. de CV	12,940	142,087

TOTAL MEXICO		1,736,142

Netherlands - 2.3%
Aalberts Industries NV	1,700	74,260
ASML Holding NV (Netherlands)	6,200	934,967
ING Groep NV (Certificaten Van Aandelen)	30,676	573,145
Koninklijke Philips Electronics NV	5,700	217,831
RELX NV	15,666	329,055
Takeaway.com Holding BV (b)	500	22,844
VastNed Retail NV	596	27,234
Wolters Kluwer NV	3,483	155,093
X5 Retail Group NV GDR (Reg. S) (a)	3,900	150,852
Yandex NV Series A (a)	4,497	130,323

TOTAL NETHERLANDS		2,615,604

New Zealand - 0.1%
Auckland International Airport Ltd.	23,280	121,684
Norway - 0.5%
Kongsberg Gruppen ASA	1,800	30,561
Skandiabanken ASA	1,800	20,260
Statoil ASA	26,280	493,908

TOTAL NORWAY		544,729

Panama - 0.1%
Copa Holdings SA Class A	1,100	138,006
Philippines - 0.7%
Ayala Corp.	10,190	174,798
Ayala Land, Inc.	200,500	166,997
D&L Industries, Inc.	535,300	130,147
Jollibee Food Corp.	7,250	32,349
SM Investments Corp.	9,640	154,275
SM Prime Holdings, Inc.	233,000	161,260

TOTAL PHILIPPINES		819,826

Russia - 0.5%
NOVATEK OAO GDR (Reg. S)	1,795	187,757
Sberbank of Russia	122,090	336,301

TOTAL RUSSIA		524,058

South Africa - 2.3%
Bidcorp Ltd.	7,245	173,907
Capitec Bank Holdings Ltd.	2,424	158,143
Clicks Group Ltd.	21,478	243,256
Discovery Ltd.	15,322	163,129
FirstRand Ltd.	52,250	205,610
Mondi Ltd.	5,614	145,773
Naspers Ltd. Class N	6,118	1,352,412
Sanlam Ltd.	36,126	181,881

TOTAL SOUTH AFRICA		2,624,111

Spain - 3.2%
Amadeus IT Holding SA Class A	11,000	677,915
Banco Santander SA (Spain)	79,640	544,360
CaixaBank SA	72,006	375,054
Hispania Activos Inmobiliarios SA	8,395	151,455
Iberdrola SA	68,254	538,445
Inditex SA	19,164	760,704
Merlin Properties Socimi SA	10,300	138,758
Prosegur Compania de Seguridad SA (Reg.)	35,376	242,474
Unicaja Banco SA	81,600	118,719

TOTAL SPAIN		3,547,884

Sweden - 3.2%
Addlife AB	1,000	20,622
AddTech AB (B Shares)	2,400	46,818
ASSA ABLOY AB (B Shares)	33,100	709,245
Atlas Copco AB (A Shares)	12,600	455,714
Essity AB Class B (a)	6,700	194,267
Fagerhult AB	26,325	346,433
Investor AB (B Shares)	6,930	328,741
Lagercrantz Group AB (B Shares)	3,800	42,948
Loomis AB (B Shares)	1,200	44,589
Nordea Bank AB	46,267	583,939
Saab AB (B Shares)	1,200	55,691
Svenska Cellulosa AB (SCA) (B Shares)	6,700	55,475
Svenska Handelsbanken AB (A Shares)	19,345	288,002
Swedbank AB (A Shares)	14,300	372,907
Telefonaktiebolaget LM Ericsson (B Shares)	15,000	97,086

TOTAL SWEDEN		3,642,477

Switzerland - 6.3%
ABB Ltd. (Reg.)	12,190	285,567
Credit Suisse Group AG	24,352	374,331
Lafargeholcim Ltd. (Reg.)	3,810	227,942
Nestle SA (Reg. S)	31,046	2,620,578
Novartis AG	13,422	1,143,256
Roche Holding AG (participation certificate)	3,262	825,838
Schindler Holding AG:
(participation certificate)	1,387	299,217
(Reg.)	324	68,154
Sika AG	20	137,856
Tecan Group AG	190	35,448
UBS Group AG	32,889	573,255
Zurich Insurance Group AG	1,637	499,082

TOTAL SWITZERLAND		7,090,524

Taiwan - 1.6%
Addcn Technology Co. Ltd.	2,772	23,211
Advantech Co. Ltd.	17,599	133,094
Largan Precision Co. Ltd.	870	158,656
Taiwan Semiconductor Manufacturing Co. Ltd.	215,035	1,519,106

TOTAL TAIWAN		1,834,067

Thailand - 0.3%
Airports of Thailand PCL (For. Reg.)	126,900	196,395
Thai Beverage PCL	188,200	132,628

TOTAL THAILAND		329,023

Turkey - 0.5%
Koc Holding A/S	34,000	158,245
Tofas Turk Otomobil Fabrikasi A/S	16,899	148,374
Tupras Turkiye Petrol Rafinelleri A/S	3,000	92,403
Turkcell Iletisim Hizmet A/S	29,000	105,968

TOTAL TURKEY		504,990

United Kingdom - 10.7%
Alliance Pharma PLC	18,714	12,716
AstraZeneca PLC (United Kingdom)	6,673	397,731
Aviva PLC	59,053	419,750
Avon Rubber PLC	900	11,875
BAE Systems PLC	75,502	599,198
Berendsen PLC	17,555	295,316
BHP Billiton PLC	27,633	503,861
BP PLC	136,916	804,211
British American Tobacco PLC (United Kingdom)	17,924	1,114,976
Bunzl PLC	9,846	297,230
Compass Group PLC	15,692	334,784
Dechra Pharmaceuticals PLC	2,900	67,916
DP Poland PLC (a)	40,100	22,817
Elementis PLC	39,008	152,549
GlaxoSmithKline PLC	34,400	684,800
Great Portland Estates PLC	5,388	42,796
Hilton Food Group PLC	2,354	20,980
Howden Joinery Group PLC	23,600	132,305
HSBC Holdings PLC sponsored ADR	7,489	375,124
Imperial Tobacco Group PLC	6,431	264,734
Informa PLC	73,727	676,550
InterContinental Hotel Group PLC	1,279	72,411
InterContinental Hotel Group PLC ADR	10,991	623,849
ITE Group PLC	19,600	46,613
Lloyds Banking Group PLC	131,757	113,909
Micro Focus International PLC	8,700	256,321
NMC Health PLC	4,562	136,212
Prudential PLC	32,093	783,085
Reckitt Benckiser Group PLC	10,151	986,955
Rightmove PLC	2,500	138,801
Rio Tinto PLC	5,002	234,429
Shaftesbury PLC	11,837	153,522
Spectris PLC	6,670	216,490
Spirax-Sarco Engineering PLC	1,899	139,308
Standard Chartered PLC (United Kingdom) (a)	34,876	389,612
Standard Life PLC	38,843	223,653
Topps Tiles PLC	19,600	21,464
Ultra Electronics Holdings PLC	2,101	58,130
Unilever PLC	2,600	148,285
Unite Group PLC	3,751	33,208

TOTAL UNITED KINGDOM		12,008,476

United States of America - 8.1%
A.O. Smith Corp.	2,162	115,775
Alphabet, Inc.:
Class A (a)	588	555,954
Class C (a)	130	120,965
Amazon.com, Inc. (a)	129	127,424
Amgen, Inc.	800	139,608
Amphenol Corp. Class A	1,540	117,995
Apple, Inc.	1,000	148,730
Autoliv, Inc.	3,424	371,127
Berkshire Hathaway, Inc. Class B (a)	2,416	422,728
ConocoPhillips Co.	7,100	322,127
Domino's Pizza, Inc.	442	82,433
Edgewell Personal Care Co. (a)	1,200	86,640
Facebook, Inc. Class A (a)	778	131,677
Martin Marietta Materials, Inc.	1,660	375,874
MasterCard, Inc. Class A	6,753	863,033
MercadoLibre, Inc.	400	115,368
Mohawk Industries, Inc. (a)	1,495	372,240
Molson Coors Brewing Co. Class B	3,600	320,328
Moody's Corp.	2,639	347,372
MSCI, Inc.	3,751	408,671
Philip Morris International, Inc.	5,928	691,857
PPG Industries, Inc.	1,400	147,350
PriceSmart, Inc.	1,985	167,236
ResMed, Inc.	3,860	297,683
S&P Global, Inc.	4,701	722,027
Sherwin-Williams Co.	1,484	500,509
Visa, Inc. Class A	10,231	1,018,598

TOTAL UNITED STATES OF AMERICA		9,091,329

TOTAL COMMON STOCKS
(Cost $96,238,115)		107,994,197

Preferred Stocks - 1.5%
Convertible Preferred Stocks - 0.6%
India - 0.6%
PC Jeweller Ltd. 13.00% (c)	3,557,622	702,340
Nonconvertible Preferred Stocks - 0.9%
Brazil - 0.6%
Itau Unibanco Holding SA	57,470	687,793
Germany - 0.1%
Sartorius AG (non-vtg.)	1,200	113,574
Spain - 0.2%
Grifols SA Class B	9,800	207,604

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,008,971

TOTAL PREFERRED STOCKS
(Cost $1,474,480)		1,711,311

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.11% (d)
(Cost $1,902,967)	1,902,586	1,902,967
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $99,615,562)		111,608,475
NET OTHER ASSETS (LIABILITIES) - 0.6%		676,809
NET ASSETS - 100%		$112,285,284

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,844 or 0.0% of net assets.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $702,340 or 0.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PC Jeweller Ltd. 13.00%	7/28/16	$530,934

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,741
Fidelity Securities Lending Cash Central Fund	30,969
Total	$60,710

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$11,853,392	$7,381,476	$4,471,916	$--
Consumer Staples	13,026,990	6,707,539	6,319,451	--
Energy	4,868,110	2,490,876	2,377,234	--
Financials	22,265,901	16,199,431	6,066,470	--
Health Care	10,632,694	6,904,402	3,728,292	--
Industrials	14,209,487	11,910,777	2,298,710	--
Information Technology	18,805,169	13,232,309	5,572,860	--
Materials	9,026,715	7,862,788	1,163,927	--
Real Estate	1,943,559	1,943,559	--	--
Telecommunication Services	1,872,496	585,060	1,287,436	--
Utilities	1,200,995	1,045,974	155,021	--
Money Market Funds	1,902,967	1,902,967	--	--
Total Investments in Securities:	$111,608,475	$78,167,158	$33,441,317	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$14,791,843
Level 2 to Level 1	$10,020,137

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $100,507,239. Net unrealized appreciation aggregated $11,101,236, of which $13,874,466 related to appreciated investment securities and $2,773,230 related to depreciated investment securities.

During the period, 30,358,599 shares of the Fund held by an affiliated entity were redeemed in kind for investments and cash with a value of $259,566,026. The Fund recognized a net realized gain of $51,686,663 for book purposes and no gain or loss for federal income tax purposes.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Worldwide Fund

July 31, 2017

WLD-QTLY-0917
1.804829.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Australia - 0.9%
Altium Ltd.	99,765	$698,355
Australia & New Zealand Banking Group Ltd.	149,034	3,532,702
Bapcor Ltd.	597,660	2,701,423
Magellan Financial Group Ltd.	81,493	1,721,784
Ramsay Health Care Ltd.	64,797	3,658,698
Spark Infrastructure Group unit	1,160,368	2,320,736

TOTAL AUSTRALIA		14,633,698

Austria - 0.6%
ams AG	42,084	3,035,689
Erste Group Bank AG	81,500	3,387,885
Wienerberger AG	141,900	3,265,555

TOTAL AUSTRIA		9,689,129

Bailiwick of Guernsey - 0.2%
Amdocs Ltd.	49,900	3,351,783
Bailiwick of Jersey - 1.1%
Delphi Automotive PLC	45,000	4,068,900
Glencore Xstrata PLC	1,254,715	5,531,756
Randgold Resources Ltd. sponsored ADR	13,010	1,209,149
Shire PLC	38,100	2,129,882
Wizz Air Holdings PLC (a)	69,000	2,369,735
Wolseley PLC	34,278	2,046,667

TOTAL BAILIWICK OF JERSEY		17,356,089

Belgium - 0.5%
Anheuser-Busch InBev SA NV	13,411	1,617,803
KBC Groep NV	80,536	6,673,696

TOTAL BELGIUM		8,291,499

Bermuda - 0.7%
Axovant Sciences Ltd. (a)	5,000	114,600
IHS Markit Ltd. (a)	205,900	9,605,235
Invesco Ltd.	40,000	1,390,800

TOTAL BERMUDA		11,110,635

Canada - 2.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	51,100	2,423,126
Cenovus Energy, Inc.	228,100	1,915,546
Constellation Software, Inc.	5,500	2,962,964
First Quantum Minerals Ltd.	1,184,000	13,086,441
Franco-Nevada Corp.	15,400	1,115,884
PrairieSky Royalty Ltd.	638,999	15,867,984
Shopify, Inc. (a)	5,000	461,850
Suncor Energy, Inc.	39,400	1,285,260
Waste Connection, Inc. (United States) (a)	13,500	877,230

TOTAL CANADA		39,996,285

Cayman Islands - 3.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	132,000	20,453,400
ASM Pacific Technology Ltd.	59,500	770,907
Ctrip.com International Ltd. ADR (a)	17,500	1,045,275
FIT Hon Teng Ltd.	2,288,000	1,139,489
Goodbaby International Holdings Ltd.	5,171,000	2,535,583
Herbalife Ltd. (a)	11,000	731,610
JD.com, Inc. sponsored ADR (a)	436,200	19,703,154
NetEase, Inc. ADR	5,000	1,556,400
New Oriental Education & Technology Group, Inc. sponsored ADR	54,000	4,301,640
Tencent Holdings Ltd.	20,000	798,280

TOTAL CAYMAN ISLANDS		53,035,738

Chile - 0.2%
Vina San Pedro SA	306,277,514	3,426,703
China - 0.5%
Kweichow Moutai Co. Ltd. (A Shares)	41,800	2,990,388
Qingdao Port International Co. Ltd.	876,000	495,714
Shanghai International Airport Co. Ltd. (A Shares)	377,300	2,100,614
Wuliangye Yibin Co. Ltd. Class A	332,300	2,754,614

TOTAL CHINA		8,341,330

Denmark - 0.6%
Nets A/S (b)	103,400	2,491,903
NNIT A/S	109,782	3,512,465
Novo Nordisk A/S Series B	49,780	2,117,116
Novozymes A/S Series B	38,200	1,764,597

TOTAL DENMARK		9,886,081

Finland - 0.2%
Sampo Oyj (A Shares)	53,500	2,927,898
France - 3.6%
ALTEN	23,200	2,003,510
Altran Technologies SA	112,500	1,978,352
Amundi SA	63,420	4,902,502
Atos Origin SA	16,059	2,441,917
AXA SA	82,400	2,433,559
BNP Paribas SA	51,000	3,958,710
Capgemini SA	27,600	3,005,905
Cegedim SA (a)	35,010	1,338,668
Havas SA	2,418	26,463
Kaufman & Broad SA	36,697	1,591,712
Kering SA	12,000	4,197,755
Maisons du Monde SA	84,200	3,121,353
Rexel SA	98,400	1,559,164
Rubis (c)	49,002	3,118,541
Societe Generale Series A	48,800	2,861,374
Sodexo SA	24,600	2,907,197
Total SA	198,583	10,098,680
VINCI SA	73,800	6,608,520

TOTAL FRANCE		58,153,882

Germany - 5.7%
adidas AG	219,861	50,232,382
Aumann AG	10,915	725,524
Axel Springer Verlag AG	43,237	2,750,626
Deutsche Borse AG	9,362	979,825
Deutsche Post AG	144,424	5,607,787
Deutsche Telekom AG	112,300	2,051,580
Fresenius SE & Co. KGaA	29,600	2,502,941
Henkel AG & Co. KGaA	23,400	2,947,378
MTU Aero Engines Holdings AG	12,800	1,878,170
Nexus AG	47,000	1,446,604
Rational AG	6,700	4,212,002
Rheinmetall AG	19,900	1,988,263
SAP AG	122,292	12,948,916
Wirecard AG (c)	38,000	2,910,041

TOTAL GERMANY		93,182,039

Greece - 0.1%
Ff Group (a)	59,300	1,421,537
Hong Kong - 0.2%
AIA Group Ltd.	315,800	2,488,540
Techtronic Industries Co. Ltd.	231,000	1,027,712

TOTAL HONG KONG		3,516,252

India - 2.1%
Avenue Supermarts Ltd.	1,642	23,530
Bharat Petroleum Corp. Ltd.	216,202	1,587,154
Bharti Infratel Ltd.	564,667	3,531,588
HDFC Bank Ltd.	65,958	1,888,183
HDFC Bank Ltd. sponsored ADR	115,293	11,158,057
Housing Development Finance Corp. Ltd.	230,786	6,433,996
Kotak Mahindra Bank Ltd.	95,387	1,518,419
Lupin Ltd.	1,335	21,467
Petronet LNG Ltd.	396,298	1,259,348
PNB Housing Finance Ltd.	53,911	1,261,423
PVR Ltd.	28,483	594,934
Reliance Industries Ltd.	170,596	4,293,342

TOTAL INDIA		33,571,441

Indonesia - 0.2%
PT Bank Central Asia Tbk	1,068,000	1,498,919
PT Bank Rakyat Indonesia Tbk	2,121,200	2,352,201
PT Kino Indonesia Tbk	234,500	37,664

TOTAL INDONESIA		3,888,784

Ireland - 1.9%
Alkermes PLC (a)	173,036	9,414,889
Allied Irish Banks PLC	176,157	1,032,247
Cairn Homes PLC (a)	1,475,339	2,733,282
CRH PLC	132,181	4,639,667
DCC PLC (United Kingdom)	23,400	2,057,749
Green REIT PLC	621,300	1,084,120
Greencore Group PLC	364,056	1,074,991
James Hardie Industries PLC CDI	119,520	1,832,003
Kerry Group PLC Class A	29,800	2,693,417
Ryanair Holdings PLC sponsored ADR (a)	43,470	4,926,455

TOTAL IRELAND		31,488,820

Isle of Man - 0.5%
Paysafe Group PLC (a)	1,018,488	7,928,379
Israel - 0.2%
Frutarom Industries Ltd.	55,200	3,909,144
Italy - 0.3%
De Longhi SpA	50,400	1,657,453
Intesa Sanpaolo SpA	1,129,500	3,888,223

TOTAL ITALY		5,545,676

Japan - 7.0%
A/S One Corp.	61,700	3,083,741
ACOM Co. Ltd. (a)	119,900	511,162
AEON Financial Service Co. Ltd.	76,600	1,668,253
Ain Holdings, Inc.	37,900	2,733,049
Aozora Bank Ltd.	239,000	919,189
Daiichikosho Co. Ltd.	46,200	2,225,244
Daito Trust Construction Co. Ltd.	15,400	2,603,801
Hoya Corp.	85,600	4,834,193
Investors Cloud Co. Ltd.	22,300	1,142,864
KDDI Corp.	200,800	5,320,593
Keyence Corp.	9,820	4,544,573
Komatsu Ltd.	103,400	2,772,935
Misumi Group, Inc.	168,500	4,181,741
Mitsubishi UFJ Financial Group, Inc.	668,800	4,242,942
Monex Group, Inc.	831,000	2,351,780
Morinaga & Co. Ltd.	37,000	2,121,094
Nidec Corp.	19,300	2,128,786
Nintendo Co. Ltd.	8,800	2,988,609
Nitori Holdings Co. Ltd.	31,500	4,445,916
Olympus Corp.	115,100	4,186,594
OMRON Corp.	44,300	2,214,096
ORIX Corp.	281,000	4,464,343
PALTAC Corp.	36,900	1,338,836
Panasonic Corp.	398,200	5,484,524
Recruit Holdings Co. Ltd.	48,000	831,167
Relo Holdings Corp.	179,800	3,609,210
Renesas Electronics Corp. (a)	430,400	4,056,289
SMC Corp.	8,900	2,834,405
SMS Co., Ltd.	73,400	2,323,607
SoftBank Corp.	53,200	4,287,790
Sony Corp.	170,600	7,008,984
Start Today Co. Ltd.	162,300	4,585,827
Sundrug Co. Ltd.	64,000	2,385,959
Tsuruha Holdings, Inc.	36,100	3,791,900
VT Holdings Co. Ltd.	280,200	1,433,469
Welcia Holdings Co. Ltd.	122,100	4,646,102

TOTAL JAPAN		114,303,567

Kenya - 0.1%
Safaricom Ltd.	6,251,600	1,473,016
Luxembourg - 0.3%
Eurofins Scientific SA	9,900	5,512,909
Marshall Islands - 0.1%
Hoegh LNG Partners LP	49,800	978,570
Netherlands - 3.2%
ASML Holding NV (Netherlands)	39,200	5,911,403
Basic-Fit NV (a)	37,100	695,677
IMCD Group BV	106,500	5,967,746
ING Groep NV (Certificaten Van Aandelen)	306,300	5,722,858
Intertrust NV	99,739	1,712,620
Koninklijke Philips Electronics NV	208,858	7,981,728
Takeaway.com Holding BV (b)	31,700	1,448,334
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	141,568	8,250,245
(NY Reg.)	257,000	14,949,690
Van Lanschot NV (Bearer)	17,200	510,357

TOTAL NETHERLANDS		53,150,658

New Zealand - 0.4%
EBOS Group Ltd.	210,137	2,854,835
Fisher & Paykel Healthcare Corp.	99,274	817,866
Ryman Healthcare Group Ltd.	436,814	2,893,377

TOTAL NEW ZEALAND		6,566,078

Norway - 0.7%
Schibsted ASA (A Shares)	86,600	2,210,473
Statoil ASA	454,030	8,533,077

TOTAL NORWAY		10,743,550

Philippines - 0.3%
D&L Industries, Inc.	8,349,900	2,030,099
SM Investments Corp.	137,205	2,195,781

TOTAL PHILIPPINES		4,225,880

Singapore - 1.2%
Broadcom Ltd.	79,000	19,486,140
South Africa - 0.7%
Aspen Pharmacare Holdings Ltd.	51,600	1,081,667
Distell Group Ltd.	126,410	1,394,095
EOH Holdings Ltd.	209,322	1,711,425
Naspers Ltd. Class N	29,800	6,587,425

TOTAL SOUTH AFRICA		10,774,612

Spain - 1.7%
Amadeus IT Holding SA Class A	37,400	2,304,911
Atresmedia Corporacion de Medios de Comunicacion SA	108,300	1,271,799
CaixaBank SA	1,126,484	5,867,458
Grifols SA ADR	170,873	3,579,789
Hispania Activos Inmobiliarios SA	99,880	1,801,946
Inditex SA	103,716	4,116,945
Masmovil Ibercom SA (a)	103	9,145
Mediaset Espana Comunicacion SA	183,300	2,310,949
Neinor Homes SLU	155,600	3,602,938
Prosegur Cash SA	804,500	2,190,444

TOTAL SPAIN		27,056,324

Sweden - 1.4%
ASSA ABLOY AB (B Shares)	175,600	3,762,640
Com Hem Holding AB	54,500	796,527
Essity AB Class B (a)	160,100	4,642,103
HEXPOL AB (B Shares)	118,900	1,217,157
Indutrade AB	87,000	2,147,576
Nordea Bank AB	242,400	3,059,348
Saab AB (B Shares)	65,700	3,049,096
Svenska Cellulosa AB (SCA) (B Shares)	256,000	2,119,646
Svenska Handelsbanken AB (A Shares)	154,000	2,292,700

TOTAL SWEDEN		23,086,793

Switzerland - 2.1%
ABB Ltd. (Reg.)	228,380	5,350,107
Credit Suisse Group AG	228,479	3,512,109
EDAG Engineering Group AG	77,800	1,234,135
Forbo Holding AG (Reg.)	1,170	1,775,056
Julius Baer Group Ltd.	57,220	3,239,054
Kaba Holding AG (B Shares) (Reg.)	2,620	2,335,633
Nestle SA (Reg. S)	54,332	4,586,140
Partners Group Holding AG	6,718	4,363,105
Schindler Holding AG (participation certificate)	10,829	2,336,139
Swatch Group AG (Bearer)	6,810	2,703,717
UBS Group AG	209,550	3,645,102

TOTAL SWITZERLAND		35,080,297

Taiwan - 0.4%
Largan Precision Co. Ltd.	18,000	3,282,530
Taiwan Semiconductor Manufacturing Co. Ltd.	475,000	3,355,618

TOTAL TAIWAN		6,638,148

United Kingdom - 5.3%
BAE Systems PLC	280,230	2,223,959
Barclays PLC	780,750	2,093,387
BCA Marketplace PLC	511,600	1,309,510
BHP Billiton PLC	88,414	1,612,142
Booker Group PLC	1,155,900	2,935,807
British American Tobacco PLC (United Kingdom)	76,723	4,772,611
Bunzl PLC	98,773	2,981,747
Cineworld Group PLC	138,500	1,259,971
CMC Markets PLC	899,700	1,887,432
Compass Group PLC	131,953	2,815,177
Countryside Properties PLC	258,518	1,226,896
Cranswick PLC	59,563	2,280,607
Diploma PLC	147,500	2,101,804
GlaxoSmithKline PLC	211,337	4,207,080
Hastings Group Holdings PLC	233,111	943,922
Hilton Food Group PLC	350,100	3,120,283
Imperial Tobacco Group PLC	42,510	1,749,936
Jiangsu Yanghe Brewery JSC Ltd. ELS (HSBC Warrant Program) warrants 9/19/19 (a)(b)	157,700	2,095,930
John Wood Group PLC	143,300	1,154,272
LivaNova PLC (a)	39,000	2,376,660
London Stock Exchange Group PLC	59,581	2,946,347
Melrose Industries PLC	1,826,227	5,599,734
Micro Focus International PLC	252,200	7,430,367
Moneysupermarket.com Group PLC	393,500	1,724,210
NCC Group Ltd.	584,200	1,495,339
Reckitt Benckiser Group PLC	42,506	4,132,745
Rex Bionics PLC (a)	100,000	2,309
Rio Tinto PLC	68,700	3,219,763
Senior Engineering Group PLC	457,700	1,500,061
Softcat PLC	29,013	153,119
Spirax-Sarco Engineering PLC	33,846	2,482,897
St. James's Place Capital PLC	125,837	2,020,577
Standard Chartered PLC (United Kingdom) (a)	572,010	6,390,129
Zpg PLC	603,000	2,887,226

TOTAL UNITED KINGDOM		87,133,956

United States of America - 47.7%
A.O. Smith Corp.	21,000	1,124,550
Abbott Laboratories	42,000	2,065,560
Activision Blizzard, Inc.	405,000	25,020,900
Adobe Systems, Inc. (a)	320,124	46,894,965
Advanced Micro Devices, Inc. (a)	60,000	816,600
Agilent Technologies, Inc.	72,000	4,304,880
Alaska Air Group, Inc.	44,000	3,750,120
Albemarle Corp. U.S.	3,000	347,400
Alphabet, Inc. Class A (a)	42,500	40,183,750
Amazon.com, Inc. (a)	24,500	24,200,610
American Tower Corp.	96,000	13,087,680
Amgen, Inc.	181,300	31,638,663
Amphenol Corp. Class A	139,000	10,650,180
Analog Devices, Inc.	41,000	3,239,410
Apollo Global Management LLC Class A	75,000	2,107,500
Apple, Inc.	293,000	43,577,890
athenahealth, Inc. (a)	13,200	1,825,824
Autodesk, Inc. (a)	11,000	1,218,690
Bank of America Corp.	773,000	18,644,760
Becton, Dickinson & Co.	48,000	9,667,200
Bio-Rad Laboratories, Inc. Class A (a)	5,000	1,178,150
Bioverativ, Inc.	12,000	743,640
bluebird bio, Inc. (a)	6,000	565,500
Boston Scientific Corp. (a)	907,000	24,144,340
British American Tobacco PLC sponsored ADR	459,000	28,696,680
Calyxt, Inc.	35,000	377,300
Caterpillar, Inc.	259,000	29,513,050
Cavium, Inc. (a)	20,000	1,238,800
CBOE Holdings, Inc.	347,000	32,801,910
Charles Schwab Corp.	142,000	6,091,800
Charter Communications, Inc. Class A (a)	11,000	4,311,010
Chegg, Inc. (a)	25,000	346,250
CoStar Group, Inc. (a)	1,000	275,550
CSX Corp.	98,000	4,835,320
Cummins, Inc.	130,000	21,827,000
Cypress Semiconductor Corp.	194,000	2,754,800
Eaton Vance Corp. (non-vtg.)	17,000	834,530
Edwards Lifesciences Corp. (a)	14,000	1,612,520
Electronic Arts, Inc. (a)	125,900	14,697,566
EOG Resources, Inc.	24,000	2,283,360
Expedia, Inc.	9,000	1,408,230
Facebook, Inc. Class A (a)	133,500	22,594,875
FMC Corp.	143,000	10,922,340
Franklin Resources, Inc.	13,000	582,140
Global Payments, Inc.	26,100	2,463,057
Harris Corp.	8,000	915,760
HealthSouth Corp.	2	85
Home Depot, Inc.	10,000	1,496,000
Humana, Inc.	62,000	14,334,400
Intercept Pharmaceuticals, Inc. (a)	52,060	6,097,788
Intuit, Inc.	48,000	6,586,080
Intuitive Surgical, Inc. (a)	4,900	4,597,474
J.B. Hunt Transport Services, Inc.	9,000	816,390
JPMorgan Chase & Co.	34,000	3,121,200
Legg Mason, Inc.	127,000	5,081,270
Lennar Corp. Class A	29,000	1,520,760
LogMeIn, Inc.	30,000	3,493,500
Marriott International, Inc. Class A	98,000	10,210,620
MercadoLibre, Inc.	1,000	288,420
Merck & Co., Inc.	35,000	2,235,800
Microsoft Corp.	430,000	31,261,000
Monsanto Co.	19,700	2,301,354
Morgan Stanley	330,000	15,477,000
MSCI, Inc.	108,900	11,864,655
Netflix, Inc. (a)	32,000	5,813,120
New Relic, Inc. (a)	45,000	2,113,200
Oracle Corp.	215,000	10,734,950
Paylocity Holding Corp. (a)	7,000	318,290
PayPal Holdings, Inc. (a)	464,000	27,167,200
Performance Food Group Co. (a)	17,000	489,600
PetIQ, Inc. Class A	40,000	931,200
Pioneer Natural Resources Co.	7,000	1,141,700
Priceline Group, Inc. (a)	2,300	4,665,550
Proofpoint, Inc. (a)	7,000	596,680
Red Hat, Inc. (a)	14,000	1,384,180
Redfin Corp.	3,000	72,390
ResMed, Inc.	4,000	308,480
RingCentral, Inc. (a)	10,000	348,000
S&P Global, Inc.	221,092	33,957,520
SEI Investments Co.	16,000	904,160
Semtech Corp. (a)	35,000	1,386,000
Sherwin-Williams Co.	3,000	1,011,810
Sirius XM Holdings, Inc.	260,000	1,523,600
Square, Inc. (a)	472,000	12,437,200
T-Mobile U.S., Inc. (a)	51,000	3,144,660
T. Rowe Price Group, Inc.	36,000	2,977,920
Tableau Software, Inc. (a)	30,000	1,933,500
The Trade Desk, Inc.	25,000	1,332,750
Thermo Fisher Scientific, Inc.	24,000	4,212,720
Ultimate Software Group, Inc. (a)	2,000	451,420
United Rentals, Inc.	27,000	3,211,920
UnitedHealth Group, Inc.	109,000	20,907,290
Univar, Inc. (a)	19,700	611,488
Visa, Inc. Class A	69,000	6,869,640
Workday, Inc. Class A (a)	2,000	204,220
Wyndham Worldwide Corp.	6,000	626,220
XPO Logistics, Inc. (a)	47,000	2,825,170
Zoetis, Inc. Class A	5,000	312,600

TOTAL UNITED STATES OF AMERICA		780,092,754

TOTAL COMMON STOCKS
(Cost $1,252,159,705)		1,610,956,074

Convertible Preferred Stocks - 0.1%
Cayman Islands - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (a)(d)
(Cost $1,166,878)	369,166	2,089,480

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.11% (e)	25,523,462	25,528,566
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	170,453	170,470
TOTAL MONEY MARKET FUNDS
(Cost $25,698,622)		25,699,036
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $1,279,025,205)		1,638,744,590
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(3,970,698)
NET ASSETS - 100%		$1,634,773,892

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,036,167 or 0.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,089,480 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$1,166,878

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$91,708
Fidelity Securities Lending Cash Central Fund	455,823
Total	$547,531

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$226,876,363	$201,589,005	$23,197,878	$2,089,480
Consumer Staples	118,376,340	95,016,796	23,359,544	--
Energy	50,398,293	31,766,536	18,631,757	--
Financials	269,675,236	231,830,159	37,845,077	--
Health Care	192,818,564	184,362,177	8,454,078	2,309
Industrials	182,052,139	157,292,182	24,759,957	--
Information Technology	462,256,525	436,253,699	26,002,826	--
Materials	61,135,907	51,664,335	9,471,572	--
Real Estate	23,402,011	23,402,011	--	--
Telecommunication Services	20,614,899	8,954,936	11,659,963	--
Utilities	5,439,277	5,439,277	--	--
Money Market Funds	25,699,036	25,699,036	--	--
Total Investments in Securities:	$1,638,744,590	$1,453,270,149	$183,382,652	$2,091,789

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$34,663,778
Level 2 to Level 1	$38,390,427

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $1,286,166,465. Net unrealized appreciation aggregated $352,578,125, of which $374,729,100 related to appreciated investment securities and $22,150,975 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

July 31, 2017

EME-QTLY-0917
1.861977.109

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Austria - 1.1%
BUWOG-Gemeinnuetzige Wohnung	17,100	$502,734
Erste Group Bank AG	14,300	594,439

TOTAL AUSTRIA		1,097,173

Bailiwick of Jersey - 1.0%
Glencore Xstrata PLC	137,200	604,133
Wizz Air Holdings PLC (a)	13,888	476,969

TOTAL BAILIWICK OF JERSEY		1,081,102

Belgium - 0.6%
KBC Groep NV	7,112	589,343
Bermuda - 0.8%
Central European Media Enterprises Ltd. Class A (a)(b)	190,900	830,415
Botswana - 0.2%
First National Bank of Botswana Ltd.	1,042,331	245,031
British Virgin Islands - 0.5%
Lenta Ltd. GDR (a)	80,900	485,400
Canada - 0.5%
Detour Gold Corp. (a)	39,100	491,749
Cyprus - 0.5%
Globaltrans Investment PLC GDR (Reg. S)	68,500	528,135
Estonia - 0.3%
Tallinna Kaubamaja AS	25,983	293,438
Greece - 2.0%
Fourlis Holdings SA	70,000	480,623
Jumbo SA	26,536	444,498
Motor Oil (HELLAS) Corinth Refineries SA	23,700	534,468
Sarantis SA	37,800	550,396

TOTAL GREECE		2,009,985

Hungary - 3.5%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	13,900	1,203,041
OTP Bank PLC	60,700	2,259,294
Waberer's International Zrt	5,208	102,580

TOTAL HUNGARY		3,564,915

Israel - 1.0%
Bank Hapoalim BM (Reg.)	73,000	505,696
Elbit Systems Ltd. (Israel)	4,100	518,307

TOTAL ISRAEL		1,024,003

Kenya - 1.3%
KCB Group Ltd.	1,771,800	694,372
Safaricom Ltd.	2,640,544	622,171

TOTAL KENYA		1,316,543

Morocco - 0.8%
Attijariwafa Bank	8,000	378,327
Douja Promotion Groupe Addoha SA	100,000	498,463

TOTAL MOROCCO		876,790

Netherlands - 0.7%
X5 Retail Group NV GDR (Reg. S) (a)	18,000	696,240
Nigeria - 2.6%
Dangote Cement PLC	738,994	524,504
Guaranty Trust Bank PLC	3,000,000	371,610
Nigerian Breweries PLC	1,859,339	984,963
Zenith Bank PLC	10,051,272	784,653

TOTAL NIGERIA		2,665,730

Oman - 0.5%
BankMuscat SAOG (a)	575,400	558,960
Pakistan - 0.8%
Engro Corp. Ltd.	145,500	447,792
United Bank Ltd.	214,400	423,226

TOTAL PAKISTAN		871,018

Poland - 5.6%
Fabryki Mebli Forte SA	27,200	512,645
Globe Trade Centre SA	273,300	728,141
Inter Cars SA	7,200	572,175
Kruk SA	5,900	564,444
LPP SA	460	895,502
NG2 SA	14,500	983,939
Orbis SA	20,500	487,507
Pfleiderer Grajewo SA	49,900	631,287
Quercus TFI SA (a)	216,826	335,875

TOTAL POLAND		5,711,515

Romania - 2.4%
Banca Transilvania SA	800,508	602,604
BRD-Groupe Societe Generale	385,088	1,407,444
Fondul Propietatea SA GDR	43,000	477,300

TOTAL ROMANIA		2,487,348

Russia - 13.3%
Alrosa Co. Ltd.	764,400	1,069,444
Gazprom OAO	909,673	1,766,400
Lukoil PJSC	17,400	817,164
Lukoil PJSC sponsored ADR	52,095	2,426,064
NOVATEK OAO	188,100	1,911,831
Novolipetsk Steel OJSC GDR (Reg. S)	38,800	810,532
Sberbank of Russia	1,748,280	4,815,690

TOTAL RUSSIA		13,617,125

Slovenia - 0.5%
Petrol d.d., Ljubljana	1,150	523,923
South Africa - 42.8%
African Rainbow Minerals Ltd.	96,000	683,209
AngloGold Ashanti Ltd.	75,800	765,549
ArcelorMittal South Africa Ltd. (a)	780,000	297,707
Aveng Ltd. (a)	1,189,200	469,228
AVI Ltd.	99,900	742,878
Barloworld Ltd.	78,000	701,889
Cashbuild Ltd.	21,000	572,057
City Lodge Hotels Ltd.	58,200	622,684
Clicks Group Ltd.	109,954	1,245,318
Dis-Chem Pharmacies Pty Ltd.	262,000	564,606
DRDGOLD Ltd.	2,856,814	953,642
Exxaro Resources Ltd.	100,400	829,788
FirstRand Ltd.	833,900	3,281,499
Grindrod Ltd. (a)	633,200	594,822
Holdsport Ltd.	124,700	632,832
Hulamin Ltd.	1,096,900	532,688
Imperial Holdings Ltd.	83,000	1,094,847
KAP Industrial Holdings Ltd.	887,200	539,910
Mr Price Group Ltd.	79,500	1,044,396
MTN Group Ltd.	214,350	1,927,219
Murray & Roberts Holdings Ltd.	499,000	524,416
Nampak Ltd. (a)	1,002,900	1,453,506
Naspers Ltd. Class N	48,800	10,787,460
Pioneer Foods Ltd.	75,100	798,597
Pretoria Portland Cement Co. Ltd. (a)	1,118,549	404,855
PSG Group Ltd.	86,000	1,687,796
Remgro Ltd.	114,300	1,853,865
RMB Holdings Ltd.	240,000	1,158,046
Sanlam Ltd.	122,000	614,224
Shoprite Holdings Ltd.	132,000	2,020,052
Spar Group Ltd.	82,800	1,037,611
Spur Corp. Ltd.	241,500	516,031
Standard Bank Group Ltd.	239,571	2,976,379

TOTAL SOUTH AFRICA		43,929,606

Turkey - 2.0%
Mavi Jeans Class B	32,000	380,252
Migros Turk Ticaret A/S (a)	75,000	634,208
Tupras Turkiye Petrol Rafinelleri A/S	35,000	1,078,040

TOTAL TURKEY		2,092,500

United Arab Emirates - 6.7%
Agthia Group PJSC	274,787	396,502
Aldar Properties PJSC	1,498,798	954,843
DP World Ltd.	42,046	967,058
Dubai Financial Market PJSC (a)	2,901,539	940,045
Dubai Islamic Bank Pakistan Ltd.	549,253	909,179
Dubai Parks and Resorts PJSC (a)	3,643,602	765,811
Emaar Malls Group PJSC	1,087,690	734,395
National Bank of Abu Dhabi PJSC (a)	418,750	1,214,165

TOTAL UNITED ARAB EMIRATES		6,881,998

United Kingdom - 4.1%
ALDREES Petroleum and Transport Services Co. ELS (HSBC Warrant Program) warrants 1/30/20 (a)(c)	90,625	628,317
Banque Saudi Fransi ELS (HSBC Bank Warrant Program) warrants 3/24/20 (a)(c)	67,000	544,919
BGEO Group PLC	4,700	213,755
Bupa Arabia ELS (HSBC Warrant Program) warrants 10/19/18 (a)(c)	13,300	429,986
Fawaz Alhokair Group ELS (HSBC Bank Warrant Program) warrants 2/28/20 (a)(c)	39,500	454,080
Georgia Healthcare Group PLC (a)	107,500	538,266
NMC Health PLC	15,349	458,291
The Savola Group ELS (HSBC Warrant Program) warrants 1/24/20 (a)(c)	46,800	560,587
United International Transport ELS (HSBC Bank Warrant Program) warrants 7/8/20 (a)(c)	78,004	440,347

TOTAL UNITED KINGDOM		4,268,548

TOTAL COMMON STOCKS
(Cost $74,717,745)		98,738,533

Nonconvertible Preferred Stocks - 3.3%
Russia - 3.3%
Surgutneftegas OJSC	3,124,400	1,504,486
Tatneft PAO (a)	431,800	1,910,204

TOTAL RUSSIA		3,414,690

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,925,647)		3,414,690

Money Market Funds - 0.7%
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)
(Cost $675,030)	674,971	675,039
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $78,318,422)		102,828,262
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(128,741)
NET ASSETS - 100%		$102,699,521

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,058,236 or 3.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,783
Fidelity Securities Lending Cash Central Fund	5,410
Total	$8,193

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$22,147,597	$11,360,137	$10,787,460	$--
Consumer Staples	10,450,209	10,450,209	--	--
Energy	13,981,486	11,659,836	2,321,650	--
Financials	33,515,497	25,641,571	7,873,926	--
Health Care	996,557	996,557	--	--
Industrials	5,423,314	5,423,314	--	--
Materials	9,670,597	8,716,955	953,642	--
Real Estate	3,418,576	3,418,576	--	--
Telecommunication Services	2,549,390	2,549,390	--	--
Money Market Funds	675,039	675,039	--	--
Total Investments in Securities:	$102,828,262	$80,891,584	$21,936,678	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$8,212,485
Level 2 to Level 1	$6,146,089

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $78,555,343. Net unrealized appreciation aggregated $24,272,919, of which $28,173,117 related to appreciated investment securities and $3,900,198 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2017